UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2018

Date of reporting period: December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon®
FUNDS

2018 ANNUAL REPORT

December 31, 2018

BRIDGEWAY LARGE CAP GROWTH FUND

BRIDGEWAY LARGE CAP VALUE FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on “Quick Links” and then “Register for E-Delivery.”

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

BRIDGEWAY LARGE CAP GROWTH FUND

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. While the Fund is managed pursuant to a tax management strategy, the Fund’s investments could create capital gains. The use of futures contracts for cash management may subject the Fund to losing more money than invested. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

BRIDGEWAY LARGE CAP VALUE FUND

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. While the Fund is managed pursuant to a tax management strategy, the Fund’s investments could create capital gains. The use of futures contracts for cash management may subject the Fund to losing more money than invested. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2018

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

December 2018, a month in which market volatility spiked and all major U.S. equity indexes declined, ending the year in negative territory, serves as a prime example of the importance of having a long-term investment perspective.

While long-term investing isn’t about identifying and anticipating the next big market move, it is about identifying the right investment products for riding out those moves. As a long-term investor, you should strive to accomplish the three Ds: direction, discipline and diversification.

▶   Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different types of investment categories and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. Our approach is more than a concept. It’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment products for your investment portfolio.

Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

Domestic Equity Market Overview

December 31, 2018 (Unaudited)

The 12-month period under review started with a nearly 6% rise in the S&P 500 Index (the “Index”) for January 2018, only to be followed by a decline of more than 8% over the first six trading days of February. The Index, which had risen by more than 9% by September 2018, reached 60 all-time highs during the year – the third-highest count on record. However, by December 31, all major U.S. indexes had declined and ended the year in negative territory. In relative terms for the year, large-cap stocks outpaced small-caps. Growth stocks also exhibited outperformance compared to Value stocks across all market caps. The Russell 2000 Growth Index outperformed the Russell 2000 Value Index by 3.55%, while the Russell 1000 Growth Index outperformed the Russell 1000 Value Index by 6.76%.

In the first quarter of 2018, most equity markets delivered gains in January only to see steep declines in early February. The selloff was triggered by strong wage growth numbers (rather than by weak economic data), which accelerated from 2.5% to 2.9% year-over-year – a substantial jump over just one month. The speed of the acceleration in wage growth caused investors to worry that U.S. short-term interest rate hikes from the Federal Reserve (the “Fed”) would have to rise faster than the economy could withstand, thereby inverting the U.S. yield curve and inducing a near-term economic recession. Volatility heightened with the Index displaying 23 daily moves of +/- 1% in the first quarter compared to total of only eight throughout 2017.

In the second quarter of 2018, headlines oscillated wildly between optimism (business investment, expansionary fiscal policy and general economic strength) and pessimism (trade wars, weakening international/emerging economies and rising interest rates). However, U.S. equity markets ultimately notched gains each month, suggesting a “win” for market optimism. Volatility drifted lower as rising U.S. Treasury bond/note yields stalled at a more palatable level for investors, indicating a less overheated or inflated economy. U.S. retail sales grew by more than 6% year-over-year in May and unemployment fell to 3.8% – the lowest level since 1969. Tariff announcements took a toll on companies with China exposure, and the Industrials sector trailed all other sectors on trade tension struggles.

In the third quarter of 2018, a booming U.S. economy drove domestic stocks higher, leaving the Index up 7.7% for the year-to-date period. In September, U.S. consumer confidence hit its highest level since 2000, while the monthly average of initial jobless claims fell to the lowest level since 1969. Wage growth rose to the highest level since 2009, supporting retail sales growth of more than 7% on a year-over-year basis. Also, the National Federation of Independent Business’s survey showed that small businesses were the most optimistic they’ve been since the survey began in 1974. U.S. stocks across all capitalizations gained during the quarter against this remarkably strong, economic-growth backdrop.

In the fourth quarter of 2018, volatility returned as U.S. equity markets closed out one of the worst quarters since the Great Financial Crisis in 2008. The quarter was characterized by multiple days of +500-point swings in the Dow Jones Industrial Average (“DJIA”). In fact, the Christmas holiday week was extraordinary in its extremes. Christmas Eve had the worst showing in the DJIA’s history with the largest single-day gain (1,086 points) on the next trading day and the largest intra-day recovery on the following day.

Further, the Index halted just shy of entering a bear market, which is defined as a 20% decline from peak to trough, before rebounding to close the fourth quarter of 2018 with a 13.52% decline. Despite economic expansion, corporate growth and a healthy consumer, markets were shaken as sentiment went from bullish to bearish over a multitude of concerns, including global economic deceleration, an unresolved trade war and the absorption of the reality of a less accommodative Fed. The defensive Utilities sector led the way as the only positive sector in the Index for the quarter.

2

American Beacon Bridgeway Large Cap Growth FundSM

Performance Overview

December 31, 2018 (Unaudited)

The Investor Class of the American Beacon Bridgeway Large Cap Growth Fund (the “Fund”) returned -6.33% for the twelve months ended December 31, 2018, compared to the Russell 1000® Growth Index (the “Index”) return of -1.51 % for the same period.

Comparison of Change in Value of a $10,000 Investment for the period from 12/31/2008 through 12/31/2018

Total Returns for the Period Ended December 31, 2018

	Ticker	1 Year	3 Years	5 Years	10 Years	Value of $10,000 12/31/2008- 12/31/2018
Institutional Class (1,8)	BRLGX	(5.99)%	8.09%	9.20%	14.30%	$38,068
Y Class (1,2,8)	BLYYX	(6.85)%	8.00%	9.14%	14.27%	$37,973
Investor Class (1,3,8)	BLYPX	(6.33)%	7.69%	8.96%	14.18%	$37,647
A without Sales Charge (1,4,8)	BLYAX	(6.50)%	7.72%	8.97%	14.18%	$37,677
A with Sales Charge (1,4,8)	BLYAX	(11.87)%	5.61%	7.69%	13.52%	$35,530
C without Sales Charge (1,5,8)	BLYCX	(7.74)%	6.92%	8.49%	13.93%	$36,852
C with Sales Charge (1,5,8)	BLYCX	(8.74)%	6.92%	8.49%	13.93%	$36,852
R6 Class (1,6,8)	BLYRX	(6.00)%	8.09%	9.20%	14.30%	$38,066

Russell 1000® Growth Index (7)		(1.51)%	11.15%	10.40%	15.29%	$41,481

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of fees charged to the Institutional Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception.

2.

Fund performance for the three-year, five-year and ten-year periods represent the returns achieved by the Institutional Class from 12/31/08 up to 2/5/16, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 12/31/08. A portion of fees charged to the Y Class has been waived since February 5, 2016. Performance prior to waiving fees was lower than actual returns shown.

3

American Beacon Bridgeway Large Cap Growth FundSM

Performance Overview

December 31, 2018 (Unaudited)

3.

Fund performance for the three-year, five-year and ten-year periods represent the returns achieved by the Institutional Class from 12/31/08 up to 2/5/16, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the Investor Class been in existence since 12/31/08. A portion of the fees charged to the Investor Class of the Fund has been waived since February 5, 2016. Performance prior to waiving fees was higher than actual returns shown.

4.

Fund performance for the three-year, five-year and ten-year periods represent the returns achieved by the Institutional Class from 12/31/08 through 2/5/16, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 12/31/08. A portion of fees charged to the A Class of the Fund has been waived since February 5, 2016. Performance prior to waiving fees was lower than actual returns shown. A Class shares have a maximum sales charge of 5.75%.

5.

Fund performance for the three-year, five-year and ten-year periods represent the returns achieved by the Institutional Class from 12/31/08 through 2/5/16, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 12/31/08. A portion of fees charged to the C Class of the Fund was waived from February 5, 2016 through 2017 and was partially recovered in 2018. Performance prior to waiving fees was lower than actual returns shown through 2017. C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.

6.

Fund performance for the periods represent the returns achieved by the Institutional Class from 12/30/08 through 4/30/18, the inception date of the R6 Class and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than the Institutional Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 12/30/08. A portion of fees charged to the R6 Class of the Fund has been waived since April 30, 2018. Performance prior to waiving fees was lower than actual returns shown.

7.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index and Russell 1000 Index are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. One cannot directly invest in an index.

8.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, C and R6 Class shares were 1.06%, 1.13%, 1.40%, 1.44%, 2.09% and 1.01%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund trailed the Index for the period due to stock selection. Sector allocation added modest value relative to the Index.

Most of the Fund’s underperformance related to security selection was attributed to holdings in the Information Technology and Consumer Discretionary sectors. Within Information Technology, the underweighting of the Fund’s Microsoft position trailed the Index, while Applied Materials, Inc. was down 33.1%. In the Consumer Discretionary sector, the Fund owned Thor Industries, Toll Brothers and Lear Corp., which were down 34.4%, 22.5% and 29.2%, respectively. This performance was modestly offset by positions in the Health Care and Industrials sectors. Within Health Care, Abiomed, Inc. (up 73.4%), HCA Healthcare (up 43.4%) and IDEXX Laboratories (up 28.8%) contributed most to the Fund’s return. Also adding to relative performance, were Rollins, Inc. (up 31.4%) and United Continental Holdings (up 24.2%) in Industrials.

From a sector allocation perspective, the Fund’s overweight in Information Technology, one of the best performing sectors, added value relative to the Index. A slight overweight to Consumer Staples also aided relative performance for the period. Offsetting some of this performance were overweights to Materials and Industrials.

The sub-advisor continues to invest in a broadly diversified portfolio of companies they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.

4

American Beacon Bridgeway Large Cap Growth FundSM

Performance Overview

December 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Amazon.com, Inc.		2.9
Boeing Co.		2.6
UnitedHealth Group, Inc.		2.4
Netflix, Inc.		2.3
Apple, Inc.		2.2
Intuit, Inc.		2.1
ABIOMED, Inc.		1.9
Coca-Cola Co.		1.8
HCA Healthcare, Inc.		1.7
Comcast Corp.		1.6

Total Fund Holdings	79

Sector Allocation (% Equities)
Information Technology		25.2
Health Care		15.6
Consumer Discretionary		13.1
Industrials		12.4
Financials		8.4
Consumer Staples		8.3
Communication Services		7.8
Materials		4.3
Real Estate		3.6
Energy		1.3

5

American Beacon Bridgeway Large Cap Value FundSM

Performance Overview

December 31, 2018 (Unaudited)

The Investor Class of the American Beacon Bridgeway Large Cap Value Fund (the “Fund”) returned -13.56% for the twelve months ended December 31, 2018. The Fund underperformed the Russell 1000® Value Index (the “Index”) return of -8.27% for the same period.

Comparison of Change in Value of a $10,000 Investment for the period from 12/31/2008 through 12/31/2018

Total Returns for the Period Ended December 31, 2018

	Ticker	1 Year	3 Years	5 Years	10 Years	Value of $10,000 12/31/2008- 12/31/2018
Institutional Class (1,8)	BRLVX	(13.28)%	5.32%	5.67%	12.11%	$31,359
Y Class (1,2,8)	BWLYX	(13.35)%	5.25%	5.61%	12.06%	$31,214
Investor Class (1,3,8)	BWLIX	(13.56)%	4.96%	5.34%	11.86%	$30,673
A without Sales Charge (1,4,8)	BWLAX	(13.57)%	4.93%	5.28%	11.79%	$30,493
A with Sales Charge (1,4,8)	BWLAX	(18.54)%	2.88%	4.05%	11.13%	$28,735
C without Sales Charge (1,5,8)	BWLCX	(14.20)%	4.15%	4.50%	11.24%	$29,021
C with Sales Charge (1,5,8)	BWLCX	(15.20)%	4.15%	4.50%	11.24%	$29,021
R6 Class (1,6,8)	BWLRX	(13.27)%	5.31%	5.66%	12.10%	$31,351

Russell 1000® Value Index (7)		(8.27)%	6.95%	5.95%	11.18%	$28,853

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total returns based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to the Institutional Class was waived from 2008 through 2013, partially recovered in 2014, and fully recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown from 2008 through 2013.

2.

Fund performance for the ten-year period represents the returns achieved by the Institutional Class from 12/31/08 up to 2/3/12, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns

6

American Beacon Bridgeway Large Cap Value FundSM

Performance Overview

December 31, 2018 (Unaudited)

shown may be higher than they would have been had the Y Class been in existence since 12/31/08. A portion of the fees charged to the Y Class was waived in 2012, partially recovered in 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown in 2012.

3.

Fund performance for the ten-year period represents the returns achieved by the Institutional Class from 12/31/08 up to 2/3/12, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the Investor Class been in existence since 12/31/08. A portion of the fees charged to the Investor Class was waived in 2012 and fully recovered in 2013. Performance prior to waiving fees was lower than the actual returns shown in 2012.

4.

Fund performance for the ten-year period represents the returns achieved by the Institutional Class from 12/31/08 through 2/3/12, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 12/31/08. A portion of the fees charged to the A Class was waived in 2012 and 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown in 2012 and 2013. A Class shares have a maximum sales charge of 5.75%.

5.

Fund performance for the ten-year period represents the returns achieved by the Institutional Class from 12/31/08 through 2/3/12, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 12/31/08. A portion of the fees charged to the C Class was waived in 2012 and 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown in 2012 and 2013. C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.

6.

Fund performance for the three-year, five-year and ten-year periods represent the returns achieved by the Institutional Class from 12/31/08 through 4/28/17, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than the Institutional Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 12/31/08. A portion of the fees charged to the R6 Class of the Fund was waived in 2017 and recovered in 2018. Performance prior to waiving fees was lower than actual returns shown in 2017.

7.

The Russell 1000® Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of the Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. RussellTM is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. One cannot directly invest in an index.

8.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, C and R6 Class shares were 0.72%, 0.79%, 1.06%, 1.08%, 1.83% and 0.75%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund trailed the Index as both stock selection and sector allocation detracted value relative to the Index.

From a stock selection perspective, the Fund’s Financials, Information Technology and Materials sectors detracted the most relative value. Within the Financials sector, the Fund’s position in Ameriprise Financial was down 37.0%, while the Fund was absent from Berkshire Hathaway (up 3.0%). Companies in the Information Technology sector detracting from relative performance included Western Digital (down 51.9%), Cisco Systems (down 5.1%) and ON Semiconductor (down 13.7%). Westlake Chemical (down 39.1%) and Freeport McMoran (down 40.9%) were the largest detractors in the Materials sector. The aforementioned performance was somewhat offset by securities held in the Fund’s Consumer Discretionary sector: Kohl’s Corp. (up 23.7%), Twenty First Century (up 33.9%), Macy’s (up 23.8%) and Burlington Stores (up 32.2%) were the largest contributors.

From a sector allocation standpoint, the Fund’s sizeable overweight to Consumer Discretionary, a poor performing sector for the Index, detracted from relative performance. The Fund’s underweight positions in Energy and Health Care also negatively impacted returns for the period. Modestly offsetting this performance was a slight underweight to Information Technology and a modest overweight to the Financials sector.

The sub-advisor continues to invest in a broadly diversified portfolio of companies they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.

7

American Beacon Bridgeway Large Cap Value FundSM

Performance Overview

December 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
HCA Healthcare, Inc.		2.2
Pfizer, Inc.		1.8
Bank of America Corp.		1.7
Intel Corp.		1.7
Valero Energy Corp.		1.7
Cigna Corp.		1.6
Corning, Inc.		1.6
Marathon Petroleum Corp.		1.6
Procter & Gamble Co.		1.6
Ameren Corp.		1.5

Total Fund Holdings	99

Sector Allocation (% Equities)
Financials		25.5
Health Care		14.8
Consumer Discretionary		9.8
Energy		9.7
Information Technology		8.4
Industrials		7.9
Consumer Staples		6.6
Materials		5.5
Utilities		4.5
Communication Services		4.1
Real Estate		3.2

8

American Beacon FundsSM

Expense Examples

December 31, 2018 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2018 through December 31, 2018.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

9

American Beacon FundsSM

Expense Examples

December 31, 2018 (Unaudited)

American Beacon Bridgeway Large Cap Growth Fund

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period 7/1/2018–12/31/2018*
Institutional Class
Actual	$1,000.00	$872.30	$3.82
Hypothetical**	$1,000.00	$1,021.12	$4.13
Y Class
Actual	$1,000.00	$871.80	$4.29
Hypothetical**	$1,000.00	$1,020.62	$4.63
Investor Class
Actual	$1,000.00	$870.30	$5.61
Hypothetical**	$1,000.00	$1,019.21	$6.06
A Class
Actual	$1,000.00	$870.30	$5.70
Hypothetical**	$1,000.00	$1,019.11	$6.16
C Class
Actual	$1,000.00	$867.10	$9.22
Hypothetical**	$1,000.00	$1,015.33	$9.96
R6 Class
Actual	$1,000.00	$872.00	$3.59
Hypothetical**	$1,000.00	$1,021.37	$3.87

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.81%, 0.91%, 1.19%, 1.21%, 1.96%, and 0.76% for the Institutional, Y, Investor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Bridgeway Large Cap Value Fund

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period 7/1/2018–12/31/2018*
Institutional Class
Actual	$1,000.00	$873.90	$3.45
Hypothetical**	$1,000.00	$1,021.53	$3.72
Y Class
Actual	$1,000.00	$873.50	$3.73
Hypothetical**	$1,000.00	$1,021.22	$4.02
Investor Class
Actual	$1,000.00	$872.60	$5.00
Hypothetical**	$1,000.00	$1,019.86	$5.40
A Class
Actual	$1,000.00	$872.00	$5.24
Hypothetical**	$1,000.00	$1,019.61	$5.65
C Class
Actual	$1,000.00	$869.10	$8.57
Hypothetical**	$1,000.00	$1,016.03	$9.25
R6 Class
Actual	$1,000.00	$874.00	$3.31
Hypothetical**	$1,000.00	$1,021.68	$3.57

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.73%, 0.79%, 1.06%, 1.11%, 1.82%, and 0.70% for the Institutional, Y, Investor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

10

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Shareholders of American Beacon Bridgeway Large Cap Growth Fund and American Beacon Bridgeway Large Cap Value Fund and the Board of Trustees of American Beacon Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of American Beacon Bridgeway Large Cap Growth Fund and American Beacon Bridgeway Large Cap Value Fund (collectively referred to as the “Funds”), (two of the funds constituting American Beacon Funds (the “Trust”)), including the schedules of investments, as of December 31, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting American Beacon Funds) at December 31, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles. The financial highlights for the periods ended June 30, 2015 and 2014 of American Beacon Bridgeway Large Cap Growth Fund were audited by other auditors whose report dated August 27, 2015, expressed an opinion on those financial statements and financial highlights.

Individual fund constituting the American Beacon Funds	Statement of operations	Statements of changes in net assets	Financial highlights
American Beacon Bridgeway Large Cap Growth Fund	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018	For each of the two years in the period ended December 31, 2018, the six months ended December 31, 2016, and the year ended June 30, 2016

American Beacon Bridgeway Large Cap Value Fund	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018	For each of the five years in the period ended December 31, 2018

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more American Beacon investment companies since 1987.

Dallas, Texas

February 26, 2019

11

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

COMMON STOCKS - 97.22%

Communication Services - 7.59%

Entertainment - 5.04%
Netflix, Inc.A	19,100	$5,112,306
Take-Two Interactive Software, Inc.A	24,800	2,552,912
Walt Disney Co.	32,100	3,519,765

		11,184,983

Interactive Media & Services - 0.96%
TripAdvisor, Inc.A	39,500	2,130,630

Media - 1.59%
Comcast Corp., Class A	103,600	3,527,580

Total Communication Services		16,843,193

Consumer Discretionary - 12.76%

Auto Components - 0.86%
Lear Corp.	15,500	1,904,330

Internet & Direct Marketing Retail - 3.40%
Amazon.com, Inc.A	4,300	6,458,471
Wayfair, Inc., Class AA	12,000	1,080,960

		7,539,431

Specialty Retail - 5.90%
Best Buy Co., Inc.	35,600	1,885,376
Burlington Stores, Inc.A	13,700	2,228,579
O’Reilly Automotive, Inc.A	10,100	3,477,733
TJX Cos, Inc.	75,600	3,382,344
Tractor Supply Co.	25,500	2,127,720

		13,101,752

Textiles, Apparel & Luxury Goods - 2.60%
Lululemon Athletica, Inc.A	29,000	3,526,690
VF Corp.	31,300	2,232,942

		5,759,632

Total Consumer Discretionary		28,305,145

Consumer Staples - 8.06%

Beverages - 1.78%
Coca-Cola Co.	83,300	3,944,255

Food & Staples Retailing - 2.38%
Costco Wholesale Corp.	10,900	2,220,439
Walgreens Boots Alliance, Inc.	44,700	3,054,351

		5,274,790

Food Products - 1.84%
Campbell Soup Co.	53,200	1,755,068
McCormick & Co., Inc.	16,700	2,325,308

		4,080,376

Household Products - 1.11%
Church & Dwight Co., Inc.	37,500	2,466,000

Personal Products - 0.95%
Estee Lauder Cos, Inc., Class A	16,300	2,120,630

Total Consumer Staples		17,886,051

See accompanying notes

12

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

COMMON STOCKS - 97.22% (continued)

Energy - 1.27%

Oil, Gas & Consumable Fuels - 1.27%
Continental Resources, Inc.A	29,900	$1,201,681
Parsley Energy, Inc., Class AA	100,500	1,605,990

		2,807,671

Total Energy		2,807,671

Financials - 8.15%

Capital Markets - 1.92%
S&P Global, Inc.	14,500	2,464,130
State Street Corp.	28,400	1,791,188

		4,255,318

Consumer Finance - 2.98%
Capital One Financial Corp.	37,300	2,819,507
Santander Consumer USA Holdings, Inc.	91,600	1,611,244
Synchrony Financial	93,600	2,195,856

		6,626,607

Insurance - 3.25%
Marsh & McLennan Cos, Inc.	28,500	2,272,875
Progressive Corp.	46,300	2,793,279
Reinsurance Group of America, Inc.	15,300	2,145,519

		7,211,673

Total Financials		18,093,598

Health Care - 15.11%

Biotechnology - 1.51%
Vertex Pharmaceuticals, Inc.A	20,200	3,347,342

Health Care Equipment & Supplies - 3.46%
ABIOMED, Inc.A	13,300	4,323,032
Align Technology, Inc.A	16,000	3,350,880

		7,673,912

Health Care Providers & Services - 7.13%
Centene Corp.A	19,300	2,225,290
Cigna Corp.A	12,000	2,279,040
Encompass Health Corp.	34,500	2,128,650
HCA Healthcare, Inc.	30,500	3,795,725
UnitedHealth Group, Inc.	21,700	5,405,904

		15,834,609

Life Sciences Tools & Services - 1.01%
Thermo Fisher Scientific, Inc.	10,000	2,237,900

Pharmaceuticals - 2.00%
Eli Lilly & Co.	15,600	1,805,232
Merck & Co., Inc.	34,500	2,636,145

		4,441,377

Total Health Care		33,535,140

Industrials - 12.03%

Aerospace & Defense - 3.61%
Boeing Co.	18,100	5,837,250
Huntington Ingalls Industries, Inc.	11,400	2,169,534

		8,006,784

Airlines - 1.22%
United Continental Holdings, Inc.A	32,500	2,721,225

See accompanying notes

13

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

COMMON STOCKS - 97.22% (continued)

Industrials - 12.03% (continued)

Commercial Services & Supplies - 1.27%
Waste Management, Inc.	31,600	$2,812,084

Professional Services - 1.23%
TransUnion	48,000	2,726,400

Road & Rail - 2.19%
CSX Corp.	40,500	2,516,265
Union Pacific Corp.	17,000	2,349,910

		4,866,175

Trading Companies & Distributors - 2.51%
United Rentals, Inc.A	30,100	3,086,153
WW Grainger, Inc.	8,800	2,484,768

		5,570,921

Total Industrials		26,703,589

Information Technology - 24.53%

Electronic Equipment, Instruments & Components - 2.64%
Amphenol Corp., Class A	42,800	3,467,656
Zebra Technologies Corp., Class AA	15,100	2,404,373

		5,872,029

IT Services - 6.33%
Accenture PLC, Class A	20,800	2,933,008
DXC Technology Co.	26,500	1,409,005
Fiserv, Inc.A	31,700	2,329,633
Mastercard, Inc., Class A	15,300	2,886,345
VeriSign, Inc.A	22,300	3,306,867
WEX, Inc.A	8,500	1,190,510

		14,055,368

Semiconductors & Semiconductor Equipment - 3.84%
Micron Technology, Inc.A	94,800	3,008,004
NVIDIA Corp.	21,600	2,883,600
ON Semiconductor Corp.A	158,800	2,621,788

		8,513,392

Software - 9.16%
Adobe Systems, Inc.A	11,900	2,692,256
Cadence Design Systems, Inc.A	76,300	3,317,524
Fortinet, Inc.A	32,200	2,267,846
Intuit, Inc.	23,700	4,665,345
Microsoft Corp.	33,600	3,412,752
Red Hat, Inc.A	15,900	2,792,676
SS&C Technologies Holdings, Inc.	26,100	1,177,371

		20,325,770

Technology Hardware, Storage & Peripherals - 2.56%
Apple, Inc.	31,600	4,984,584
Dell Technologies, Inc., Class CA	14,253	696,550

		5,681,134

Total Information Technology		54,447,693

Materials - 4.20%

Chemicals - 2.16%
Ecolab, Inc.	17,900	2,637,565
LyondellBasell Industries N.V., Class A	25,900	2,153,844

		4,791,409

Containers & Packaging - 0.90%
Packaging Corp. of America	23,900	1,994,694

See accompanying notes

14

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

COMMON STOCKS - 97.22% (continued)

Materials - 4.20% (continued)

Metals & Mining - 1.14%
Southern Copper Corp.	82,500	$2,538,525

Total Materials		9,324,628

Real Estate - 3.52%

Equity Real Estate Investment Trusts (REITs) - 3.52%
Alexandria Real Estate Equities, Inc.	19,400	2,235,656
Equity LifeStyle Properties, Inc.	30,200	2,933,326
Extra Space Storage, Inc.	29,300	2,651,064

		7,820,046

Total Real Estate		7,820,046

Total Common Stocks (Cost $206,645,723)		215,766,754

SHORT-TERM INVESTMENTS - 2.10% (Cost $4,647,290)

Investment Companies - 2.10%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.20%B C	4,647,290	4,647,290

TOTAL INVESTMENTS - 99.32% (Cost $211,293,013)		220,414,044
OTHER ASSETS, NET OF LIABILITIES – 0.68%		1,514,832

TOTAL NET ASSETS – 100.00%		$221,928,876

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

PLC – Public Limited Company.

Long Futures Contracts Open on December 31, 2018:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	43	March 2019	$5,336,539	$5,386,180	$49,641

			$5,336,539	$5,386,180	$49,641

Index Abbreviations:
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2018, the investments were classified as described below:

Bridgeway Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$215,766,754	$-	$-	$215,766,754
Short-Term Investments	4,647,290	-	-	4,647,290

Total Investments in Securities – Assets	$220,414,044	$-	$-	$220,414,044

Financial Derivative Instruments – Assets
Futures Contracts	$49,641	$-	$-	$49,641

Total Financial Derivative Instruments – Assets	$49,641	$-	$-	$49,641

U.S. GAAP requires transfers between all levels to level 3 be disclosed. During the year ended December 31, 2018, there were no transfers into or out of Level 3.

See accompanying notes

15

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

COMMON STOCKS - 98.23%

Communication Services - 4.05%

Diversified Telecommunication Services - 2.47%
AT&T, Inc.	2,154,000	$61,475,160
CenturyLink, Inc.	2,674,500	40,518,675

		101,993,835

Media - 1.58%
Comcast Corp., Class A	1,098,900	37,417,545
DISH Network Corp., Class AA	1,121,300	27,998,861

		65,416,406

Total Communication Services		167,410,241

Consumer Discretionary - 9.64%

Auto Components - 0.90%
Lear Corp.	304,700	37,435,442

Automobiles - 1.65%
Ford Motor Co.	3,640,040	27,846,306
General Motors Co.	1,204,980	40,306,581

		68,152,887

Household Durables - 0.64%
PulteGroup, Inc.	1,019,300	26,491,607

Multiline Retail - 3.06%
Kohl’s Corp.	695,200	46,119,568
Macy’s, Inc.	1,400,400	41,703,912
Target Corp.	583,800	38,583,342

		126,406,822

Specialty Retail - 1.88%
Best Buy Co., Inc.	830,000	43,956,800
Burlington Stores, Inc.A	207,700	33,786,559

		77,743,359

Textiles, Apparel & Luxury Goods - 1.51%
Michael Kors Holdings Ltd.A	555,600	21,068,352
VF Corp.	577,200	41,177,448

		62,245,800

Total Consumer Discretionary		398,475,917

Consumer Staples - 6.46%

Beverages - 1.21%
Coca-Cola Co.	1,053,700	49,892,695

Food & Staples Retailing - 1.87%
Kroger Co.	828,000	22,770,000
Walgreens Boots Alliance, Inc.	796,100	54,397,513

		77,167,513

Food Products - 1.83%
General Mills, Inc.	898,200	34,975,908
McCormick & Co., Inc.	293,700	40,894,788

		75,870,696

Household Products - 1.55%
Procter & Gamble Co.	698,900	64,242,888

Total Consumer Staples		267,173,792

See accompanying notes

16

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

COMMON STOCKS - 98.23% (continued)

Energy - 9.57%

Oil, Gas & Consumable Fuels - 9.57%
Anadarko Petroleum Corp.	773,700	$33,919,008
Concho Resources, Inc.A	226,800	23,312,772
ConocoPhillips	788,100	49,138,035
Continental Resources, Inc.A	413,900	16,634,641
Devon Energy Corp.	962,400	21,692,496
EOG Resources, Inc.	348,700	30,410,127
Marathon Oil Corp.	2,537,900	36,393,486
Marathon Petroleum Corp.	1,100,800	64,958,208
Phillips 66	560,000	48,244,000
Valero Energy Corp.	944,500	70,809,165

		395,511,938

Total Energy		395,511,938

Financials - 25.09%

Banks - 6.41%
Bank of America Corp.	2,889,100	71,187,424
CIT Group, Inc.	908,500	34,768,295
Citigroup, Inc.	1,041,500	54,220,490
Fifth Third Bancorp	1,852,100	43,579,913
Regions Financial Corp.	3,100,900	41,490,042
SunTrust Banks, Inc.	389,800	19,661,512

		264,907,676

Capital Markets - 4.13%
Ameriprise Financial, Inc.	397,000	41,434,890
Franklin Resources, Inc.	1,521,100	45,115,826
Morgan Stanley	1,156,400	45,851,260
State Street Corp.	610,300	38,491,621

		170,893,597

Consumer Finance - 5.10%
Ally Financial, Inc.	1,621,600	36,745,456
American Express Co.	480,100	45,763,132
Capital One Financial Corp.	618,600	46,759,974
Discover Financial Services	715,836	42,220,007
Synchrony Financial	1,671,700	39,218,082

		210,706,651

Diversified Financial Services - 1.03%
Voya Financial, Inc.	1,061,600	42,612,624

Insurance - 8.42%
Aflac, Inc.	1,061,200	48,348,272
Allstate Corp.	476,800	39,397,984
American Financial Group, Inc.	258,800	23,429,164
American International Group, Inc.	787,200	31,023,552
Loews Corp.	706,200	32,146,224
Principal Financial Group, Inc.	848,000	37,456,160
Prudential Financial, Inc.	476,900	38,891,195
Reinsurance Group of America, Inc.	211,200	29,616,576
Travelers Cos., Inc.	385,100	46,115,725
Unum Group	729,900	21,444,462

		347,869,314

Total Financials		1,036,989,862

See accompanying notes

17

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

COMMON STOCKS - 98.23% (continued)

Health Care - 14.56%

Biotechnology - 1.98%
Amgen, Inc.	272,400	$53,028,108
Gilead Sciences, Inc.	456,100	28,529,055

		81,557,163

Health Care Equipment & Supplies - 0.75%
Cooper Cos, Inc. Cooper Cos., Inc.	121,800	30,998,100

Health Care Providers & Services - 6.68%
Cigna Corp.A	343,538	65,244,741
CVS Health Corp.	524,700	34,378,344
HCA Healthcare, Inc.	728,100	90,612,045
Humana, Inc.	181,000	51,852,880
McKesson Corp.	308,400	34,068,948

		276,156,958

Pharmaceuticals - 5.15%
Allergan PLC	266,800	35,660,488
Eli Lilly & Co.	400,000	46,288,000
Merck & Co., Inc.	731,300	55,878,633
Pfizer, Inc.	1,722,200	75,174,030

		213,001,151

Total Health Care		601,713,372

Industrials - 7.74%

Airlines - 2.08%
American Airlines Group, Inc.	811,852	26,068,568
Delta Air Lines, Inc.	369,100	18,418,090
United Continental Holdings, Inc.A	497,800	41,680,794

		86,167,452

Building Products - 0.69%
Lennox International, Inc.	131,000	28,670,660

Commercial Services & Supplies - 2.62%
Republic Services, Inc.	806,600	58,147,794
Waste Management, Inc.	561,900	50,003,481

		108,151,275

Road & Rail - 2.35%
Norfolk Southern Corp.	344,700	51,546,438
Union Pacific Corp.	329,900	45,602,077

		97,148,515

Total Industrials		320,137,902

Information Technology - 8.22%

Communications Equipment - 1.11%
Cisco Systems, Inc.	532,400	23,068,892
Juniper Networks, Inc.	838,800	22,572,108

		45,641,000

Electronic Equipment, Instruments & Components - 1.58%
Corning, Inc.	2,160,200	65,259,642

IT Services - 1.01%
Amdocs Ltd.	712,600	41,744,108

Semiconductors & Semiconductor Equipment - 3.25%
Intel Corp.	1,516,200	71,155,266

See accompanying notes

18

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

COMMON STOCKS - 98.23% (continued)

Information Technology - 8.22% (continued)

Semiconductors & Semiconductor Equipment - 3.25% (continued)
Micron Technology, Inc.A	1,991,500	$63,190,295

		134,345,561

Software - 0.25%
Oracle Corp.	229,600	10,366,440

Technology Hardware, Storage & Peripherals - 1.02%
Hewlett Packard Enterprise Co.	946,000	12,496,660
Western Digital Corp.	807,000	29,834,790

		42,331,450

Total Information Technology		339,688,201

Materials - 5.43%

Chemicals - 3.99%
Air Products & Chemicals, Inc.	227,500	36,411,375
Eastman Chemical Co.	502,700	36,752,397
LyondellBasell Industries N.V., Class A	689,300	57,322,188
Westlake Chemical Corp.	523,800	34,659,846

		165,145,806

Containers & Packaging - 0.67%
WestRock Co.	732,200	27,647,872

Metals & Mining - 0.77%
Freeport-McMoRan, Inc.	3,071,200	31,664,072

Total Materials		224,457,750

Real Estate - 3.10%

Equity Real Estate Investment Trusts (REITs) - 3.10%
Alexandria Real Estate Equities, Inc.	400,500	46,153,620
Extra Space Storage, Inc.	522,500	47,275,800
Prologis, Inc.	594,800	34,926,656

		128,356,076

Total Real Estate		128,356,076

Utilities - 4.37%

Electric Utilities - 1.64%
American Electric Power Co., Inc.	732,800	54,769,472
PPL Corp.	468,500	13,272,605

		68,042,077

Multi-Utilities - 2.73%
Ameren Corp.	977,700	63,775,371
CenterPoint Energy, Inc.	1,733,200	48,928,236

		112,703,607

Total Utilities		180,745,684

Total Common Stocks (Cost $4,219,888,298)		4,060,660,735

SHORT-TERM INVESTMENTS - 1.01% (Cost $41,766,144)

Investment Companies - 1.01%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.20%B C	41,766,144	41,766,144

TOTAL INVESTMENTS - 99.24% (Cost $4,261,654,442)		4,102,426,879
OTHER ASSETS, NET OF LIABILITIES - 0.76%		31,403,937

TOTAL NET ASSETS - 100.00%		$4,133,830,816

See accompanying notes

19

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

December 31, 2018

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

PLC – Public Limited Company.

Long Futures Contracts Open on December 31, 2018:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	416	March 2019	$51,108,390	$52,108,160	$999,770

			$51,108,390	$52,108,160	$999,770

Index Abbreviations:
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2018, the investments were classified as described below:

Bridgeway Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,060,660,735	$-	$-	$4,060,660,735
Short-Term Investments	41,766,144	-	-	41,766,144

Total Investments in Securities – Assets	$4,102,426,879	$-	$-	$4,102,426,879

Financial Derivative Instruments – Assets
Futures Contracts	$999,770	$-	$-	$999,770

Total Financial Derivative Instruments – Assets	$999,770	$-	$-	$999,770

U.S. GAAP requires transfers between all levels to level 3 be disclosed. During the year ended December 31, 2018, there were no transfers into or out of Level 3.

See accompanying notes

20

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2018

	Bridgeway Large Cap Growth Fund	Bridgeway Large Cap Value Fund
Assets:
Investments in unaffiliated securities, at fair value†	$215,766,754	$4,060,660,735
Investments in affiliated securities, at fair value‡	4,647,290	41,766,144
Cash	-	833,000
Deposits with broker for futures contracts	192,021	1,635,475
Dividends and interest receivable	182,339	6,468,762
Receivable for investments sold	1,126,502	35,295,343
Receivable for fund shares sold	447,976	13,573,521
Receivable for expense reimbursement (Note 2)	37,339	-
Receivable for variation margin on open futures contracts (Note 5)	49,748	1,000,634
Prepaid expenses	49,528	221,880

Total assets	222,499,497	4,161,455,494

Liabilities:
Payable for fund shares redeemed	309,214	24,301,150
Management and sub-advisory fees payable (Note 2)	116,930	2,461,748
Service fees payable (Note 2)	16,565	372,705
Transfer agent fees payable (Note 2)	15,819	191,701
Custody and fund accounting fees payable	7,212	84,731
Professional fees payable	69,419	58,694
Payable for prospectus and shareholder reports	9,626	111,944
Other liabilities	25,836	42,005

Total liabilities	570,621	27,624,678

Net assets	$221,928,876	$4,133,830,816

Analysis of net assets:
Paid-in-capital	$213,531,795	$4,329,273,453
Total distributable earnings (deficits)A	8,397,081	(195,442,637)

Net assets	$221,928,876	$4,133,830,816

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	5,980,747	63,815,156

Y Class	91,514	66,652,681

Investor Class	2,629,868	39,394,888

A Class	67,677	3,552,073

C Class	32,520	3,441,234

R6 ClassB	3,597	6,511,579

Net assets:
Institutional Class	$151,163,119	$1,442,789,043

Y Class	$2,306,982	$1,502,519,807

Investor Class	$65,869,325	$886,572,501

A Class	$1,700,188	$79,610,028

C Class	$798,319	$75,231,917

R6 ClassB	$90,943	$147,107,520

Net asset value, offering and redemption price per share:
Institutional Class	$25.27	$22.61

Y Class	$25.21	$22.54

Investor Class	$25.05	$22.50

A Class	$25.12	$22.41

A Class (offering price)	$26.65	$23.78

C Class	$24.55	$21.86

R6 ClassB	$25.28	$22.59

† Cost of investments in unaffiliated securities	$206,645,723	$4,219,888,298
‡ Cost of investments in affiliated securities	$4,647,290	$41,766,144

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

B Class commenced operations April 30, 2018 in the Bridgeway Large Cap Growth Fund (Note 1).

See accompanying notes

21

American Beacon FundsSM

Statements of Operations

For the year ended December 31, 2018

	Bridgeway Large Cap Growth Fund	Bridgeway Large Cap Value Fund
Investment income:
Dividend income from unaffiliated securities	$3,108,011	$115,459,564
Dividend income from affiliated securities (Note 8)	81,115	1,291,399
Interest income	304	10,829
Income derived from securities lending (Note 9)	13,962	21

Total investment income	3,203,392	116,761,813

Expenses:
Management and sub-advisory fees (Note 2)	1,966,655	32,502,055
Transfer agent fees:
Institutional Class (Note 2)	108,157	441,726
Y Class (Note 2)	2,425	1,679,078
Investor Class	14,765	43,991
A Class	298	7,459
C Class	5	8,991
R6 ClassA	2,290	3,426
Custody and fund accounting fees	52,779	529,823
Professional fees	122,574	235,305
Registration fees and expenses	118,635	258,986
Service fees (Note 2):
Investor Class	231,421	4,618,034
A Class	5,553	114,132
C Class	576	93,819
Distribution fees (Note 2):
A Class	10,992	238,924
C Class	7,787	994,285
Prospectus and shareholder report expenses	59,613	352,893
Trustee fees (Note 2)	18,008	334,709
Other expenses	16,447	220,510

Total expenses	2,738,980	42,678,146

Net fees waived and expenses (reimbursed) / recouped (Note 2)	(241,144)	1,792

Net expenses	2,497,836	42,679,938

Net investment income	705,556	74,081,875

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	16,139,507	174,513,462
Futures contracts	(278,297)	(4,780,178)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesC	(29,844,933)	(927,736,934)
Futures contracts	55,063	1,134,029

Net (loss) from investments	(13,928,660)	(756,869,621)

Net (decrease) in net assets resulting from operations	$(13,223,104)	$(682,787,746)

A Class commenced operations April 30, 2018 in the Bridgeway Large Cap Growth Fund (Note 1).

B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

22

American Beacon FundsSM

Statements of Changes in Net Assets

	Bridgeway Large Cap Growth Fund		Bridgeway Large Cap Value Fund
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$705,556	$569,019	$74,081,875	$52,841,263
Net realized gain from investments in unaffiliated securities and futures contracts	15,861,210	15,901,228	169,733,284	237,451,122
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and futures contracts	(29,789,870)	19,947,420	(926,602,905)	348,971,034

Net increase (decrease) in net assets resulting from operations	(13,223,104)	36,417,667	(682,787,746)	639,263,419

Distributions to shareholders:
Net investment income:
Institutional Class	-	(484,349)	-	(20,161,179)
Y Class	-	(5,409)	-	(19,084,760)
Investor Class	-	(191,071)	-	(13,087,732)
A Class	-	(9,014)	-	(742,378)
C Class	-	-	-	(248,713)
R6 Class A	-	-	-	(992,942)
Net realized gain from investments:
Institutional Class	-	(6,720,047)	-	(66,124,077)
Y Class	-	(75,954)	-	(65,433,464)
Investor Class	-	(2,741,957)	-	(59,258,862)
A Class	-	(173,903)	-	(4,128,443)
C Class	-	(29,746)	-	(4,510,939)
R6 Class A	-	-	-	(3,198,781)
Total retained earnings:*
Institutional Class	(15,182,919)	-	(126,509,744)	-
Y Class	(222,964)	-	(134,207,073)	-
Investor Class	(6,341,212)	-	(75,566,771)	-
A Class	(162,842)	-	(6,632,802)	-
C Class	(64,536)	-	(6,082,752)	-
R6 Class A	(8,892)	-	(12,669,411)	-

Net distributions to shareholders	(21,983,365)	(10,431,450)	(361,668,553)	(256,972,270)

Capital share transactions (Note 11):
Proceeds from sales of shares	51,470,483	21,584,214	1,693,099,714	1,914,217,676
Reinvestment of dividends and distributions	21,667,625	10,260,437	346,742,403	246,592,299
Issued in reorganization	-	89,545,160	-	-
Cost of shares redeemed	(72,750,374)	(25,647,762)	(1,634,032,413)	(1,672,312,273)

Net increase in net assets from capital share transactions	387,734	95,742,049	405,809,704	488,497,702

Net increase (decrease) in net assets	(34,818,735)	121,728,266	(638,646,595)	870,788,851

Net assets:
Beginning of period	256,747,611	135,019,345	4,772,477,411	3,901,688,560

End of period	$221,928,876	$256,747,611	$4,133,830,816	$4,772,477,411

* Distributions from net investment income and net realized capital gains are combined for the year ended December 31, 2018. See Note 1 in the Notes to Financial Statements for more information regarding new accounting pronouncements.

A Class commenced operations April 30, 2018 in the Bridgeway Large Cap Growth Fund (Note 1).

See accompanying notes

23

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of December 31, 2018, the Trust consists of thirty-three active series, two of which are presented in this filing: American Beacon Bridgeway Large Cap Growth Fund and American Beacon Bridgeway Large Cap Value Fund (collectively, the “Funds” and each individually a “Fund”). The remaining thirty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the year ended December 31, 2018, the Funds have chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

In August 2018, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Class Disclosure

On April 30, 2018, the Bridgeway Large Cap Growth Fund created the R6 Class, a new class made available for sale to retirement plans pursuant to an amendment to the Fund’s registrations statement filed with the U.S. Securities and Exchange Commission. Refer to the Fund’s Prospectus for more details.

24

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors – sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors – sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6	Large institutional retirement plan investors – sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

25

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to any Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Funds’ average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreements with Bridgeway Capital Management, Inc. (the “Sub-Advisor”) pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedule:

First $250 million	0.40%
Next $250 million	0.35%
Over $500 million	0.30%

26

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

The Management and Sub-Advisory Fees paid by the Funds for the year ended December 31, 2018 were as follows:

Bridgeway Large Cap Growth Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$944,255
Sub-Advisor Fees	0.38%	1,022,400

Total	0.73%	$1,966,655

Bridgeway Large Cap Value Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$17,465,267
Sub-Advisor Fees	0.30%	15,036,788

Total	0.65%	$32,502,055

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statements of Operations. During the year ended December 31, 2018, the Manager received securities lending fees of $1,559 for the securities lending activities of the Bridgeway Large Cap Growth Fund. The Manager did not receive any securities lending fees for the Bridgeway Large Cap Value Fund.

Distribution Plans

The Funds, except for the A and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to

27

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

customers of the intermediaries that hold positions in the Institutional and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the year ended December 31, 2018, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Bridgeway Large Cap Growth	$87,486
Bridgeway Large Cap Value	1,949,453

As of December 31, 2018, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Bridgeway Large Cap Growth	$6,048
Bridgeway Large Cap Value	165,076

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended December 31, 2018, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral in USG Select Fund	Total
Bridgeway Large Cap Growth	$4,645	$1,467	$6,112
Bridgeway Large Cap Value	77,082	–	77,082

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended December 31, 2018, the Bridgeway Large Cap Growth

28

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

Fund borrowed on average $4,767,063 for 2 days at an average interest rate of 2.53% with interest charges of $662 and the Bridgeway Large Cap Value Fund borrowed on average $27,887,604 for 6 days at an average interest rate of 2.89% with interest charges of $13,406. These amounts are recorded as “Other expenses” in the Statements of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the Funds’ expense cap. During the year ended December 31, 2018, the Manager waived and/or reimbursed (recouped) expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	1/1/2018 – 12/31/2018	Reimbursed Expenses	(Recouped) Expenses
Bridgeway Large Cap Growth	Institutional	0.81%	$226,355	$–	2021
Bridgeway Large Cap Growth	Y	0.91%	1,657	–	2021
Bridgeway Large Cap Growth	Investor	1.19%	9,426	–	2021
Bridgeway Large Cap Growth	A	1.21%	1,588	–	2021
Bridgeway Large Cap Growth	C	1.96%	-	(74)	2021
Bridgeway Large Cap Growth	R6	0.76%	2,372	–	2021
Bridgeway Large Cap Value	R6	0.70%	–	(1,792)	2021

Of these amounts, $37,339 was disclosed as a receivable from the Manager on the Statements of Assets and Liabilities at December 31, 2018 for the Bridgeway Large Cap Growth Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2021. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are unlikely. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Bridgeway Large Cap Growth	$–	$238,079	$–	2019
Bridgeway Large Cap Growth	–	375,714	–	2020
Bridgeway Large Cap Value	(1,792)	-	-	N/A

The Distributor

Effective March 1, 2018, Resolute Investment Distributors, Inc. (“RID” or “Distributor”) replaced Foreside Fund Services, LLC (“Foreside”) as the Funds’ distributor and principal underwriter of the Funds’ shares.

RID is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is affiliated with the Manager through common ownership. Under a Distribution Agreement with the Trust, the Distributor acts as the distributor and principal underwriter of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of the Funds’ shares. Pursuant to the Distribution Agreement, to the extent applicable, the Distributor receives, and may re-allocate to broker-dealers, all or a portion of the sales charge paid by the purchasers of A Class and C Class shares. For A

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Class and C Class shares, the Distributor receives commission revenue consisting of the portion of A Class and C Class sales charge remaining after the allowances by the Distributor to the broker-dealers. The Distributor retains any portion of the commission fees that are not paid to the broker-dealers for use solely to pay distribution related expenses.

Prior to March 1, 2018, Foreside served as the distributor and principal underwriter of the Funds’ shares. Pursuant to a Sub-Administration Agreement between Foreside and the Manager in effect through February 28, 2018, Foreside received a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of Foreside to facilitate distribution of Fund shares. Foreside also received a fee from the Manager under a Marketing Agreement pursuant to which Foreside provided services in connection with the marketing of a Fund to institutional investors. Pursuant to the Distribution Agreement with the Trust in effect through February 28, 2018, Foreside received, and may have re-allocated to broker-dealers, all or a portion of the sales charge paid by the purchasers of A and C Class shares. For A and C Class shares, Foreside received commission revenues consisting of the portion of A and C Class sales charge remaining after the allowances by Foreside to the broker dealers. Foreside retained any portion of the commission fees that were not paid to the broker-dealers for use solely to pay distribution related expenses.

Sales Commissions

The Funds’ Distributor, formerly Foreside, may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the period January 1, 2018 to February 28, 2018, Foreside collected $462 and $4,615 for American Beacon Bridgeway Large Cap Growth Fund and American Beacon Bridgeway Large Cap Value Fund, respectively, from the sale of Class A Shares. During the period March 1, 2018 through December 31, 2018, RID collected $2,221 and $21,241 for the American Beacon Bridgeway Large Cap Growth Fund and American Beacon Bridgeway Large Cap Value Fund, respectively, from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended December 31, 2018, there were no CDSC fees collected for Class A Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period January 1, 2018 to February 28, 2018, Foreside collected CDSC fees of $129 and $1,918 for Class C Shares of the American Beacon Bridgeway Large Cap Growth Fund and American Beacon Bridgeway Large Cap Growth Fund, respectively. During the period March 1, 2018 through December 31, 2018, RID collected $58 and $7,705 for the American Beacon Bridgeway Large Cap Growth Fund and American Beacon Bridgeway Large Cap Value Fund, respectively, for Class C Shares.

Trustee Fees and Expenses

As compensation for their service to the Trust, American Beacon Select Funds, American Beacon Institutional Funds Trust, American Beacon Sound Point Enhanced Income Fund, and American Beacon Apollo Total Return Fund, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chair receives an additional annual

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retainer of $50,000 as well as a $2,500 fee each quarter for attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger- capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and

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may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, ETFs, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

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4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

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Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the year ended December 31, 2018, the Funds entered into futures contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Year Ended December 31, 2018
Bridgeway Large Cap Growth	43
Bridgeway Large Cap Value	468

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

Bridgeway Large Cap Growth Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2018:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$49,641	$49,641

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2018:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(278,297)	$(278,297)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$55,063	$55,063

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Bridgeway Large Cap Value Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2018:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$999,770	$999,770

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2018:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(4,780,178)	$(4,780,178)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$1,134,029	$1,134,029

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2018.

Bridgeway Large Cap Growth Fund

Offsetting of Financial and Derivative Assets as of December 31, 2018:
	Assets	Liabilities
Futures Contracts	$49,641	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$49,641	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(49,641)	$-

Bridgeway Large Cap Value Fund

Offsetting of Financial and Derivative Assets as of December 31, 2018:
	Assets	Liabilities
Futures Contracts	$999,770	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$999,770	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(999,770)	$-

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December 31, 2018

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Funds and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these

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December 31, 2018

securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of the Fund’s investments in the United Kingdom and Europe.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including ETFs and money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies.

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December 31, 2018

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent may indemnify the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2018 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Bridgeway Large Cap Growth Fund		Bridgeway Large Cap Value Fund
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017
Distributions paid from:
Ordinary income*
Institutional Class	$4,987,298	$2,444,697	$27,614,673	$21,115,635
Y Class	73,240	27,566	28,353,880	20,051,334
Investor Class	1,982,511	990,945	13,076,256	14,070,130
A Class	50,056	59,745	1,185,249	815,141
C Class	19,838	8,677	491,400	342,565
R6 Class	2,921	–	2,795,518	1,038,664
Long-term capital gains
Institutional Class	10,195,621	4,759,699	98,895,071	65,169,621
Y Class	149,724	53,797	105,853,194	64,466,890
Investor Class	4,358,701	1,942,083	62,490,515	58,276,464
A Class	112,786	123,172	5,447,552	4,055,680
C Class	44,698	21,069	5,591,352	4,417,087
R6 Class	5,971	–	9,873,893	3,153,059

Total distributions paid	$21,983,365	$10,431,450	$361,668,553	$256,972,270

*For tax purposes, short-term capital gains are considered ordinary income distributions.

38

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

As of December 31, 2018 the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bridgeway Large Cap Growth	$211,291,498	$23,954,347	$(14,831,800)	$9,122,547
Bridgeway Large Cap Value	4,261,654,455	349,978,135	(509,205,700)	(159,227,565)

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Bridgeway Large Cap Growth	$9,122,547	$-	$-	$(725,466)	$-	$8,397,081
Bridgeway Large Cap Value	(159,227,565)	-	-	(36,215,061)	(11)	(195,442,637)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the tax deferral of post-October capital losses and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from taxable overdistributions as of December 31, 2018:

Fund	Paid-In-Capital	Distributable Earnings/(Deficits)
Bridgeway Large Cap Growth	$(6,410,359)	$6,410,359
Bridgeway Large Cap Value	–	-

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of December 31, 2018, the Funds did not have any capital loss carryforwards.

The Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any capital losses incurred after October 31 through the Funds’ fiscal year end, December 31, 2018. Qualified late year ordinary losses are specified losses generally incurred after October 31 and ordinary losses incurred after December 31 through the end of the Funds’ fiscal year, December 31, 2018. For the period ended December 31, 2018, Bridgeway Large Cap Growth Fund deferred $725,466 of short-term capital losses to January 1, 2019. Bridgeway Large Cap Value Fund deferred $13,967,073 short-term and $22,247,988 long-term capital losses to January 1, 2019.

39

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended December 31, 2018 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Bridgeway Large Cap Growth	$156,043,584	$181,740,733
Bridgeway Large Cap Value	2,533,838,461	2,394,980,805

A summary of the Funds’ transactions in the USG Select Fund for the year ended December 31, 2018 are as follows:

Fund	Type of Transaction	December 31, 2017 Shares/Fair Value	Purchases	Sales	December 31, 2018 Shares/Fair Value	Dividend Income
Bridgeway Large Cap Growth	Direct	$1,441,964	$124,680,641	$121,475,315	$4,647,290	$81,115
Bridgeway Large Cap Growth	Securities Lending	-	52,448,255	52,448,255	-	N/A
Bridgeway Large Cap Value	Direct	104,213,767	2,175,716,356	2,238,163,979	41,766,144	1,291,399

9.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral

40

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

The Funds did not have any securities on loan or hold any securities lending collateral as of the year ended December 31, 2018.

10.  Borrowing Arrangements

Effective November 15, 2018 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 14, 2019, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 14, 2019 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended December 31, 2018, the Funds did not utilize this facility.

41

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	Institutional Class
	Year Ended December 31,
	2018				2017
Bridgeway Large Cap Growth Fund	Shares		Amount		Shares	Amount
Shares sold	1,040,789		$33,050,110		573,230	$15,764,540
Reinvestment of dividends	601,438		14,867,540		234,024	7,037,103
Issued in Reorganization	–		–		560,148	17,375,797
Shares redeemed	(1,621,619)		(51,081,982)		(869,054)	(23,815,289)

Net increase (decrease) in shares outstanding	20,608		$(3,164,332)		498,348	$16,362,151

	Y Class
	Year Ended December 31,
	2018				2017
Bridgeway Large Cap Growth Fund	Shares		Amount		Shares	Amount
Shares sold	148,641		$4,689,413		35,909	$1,013,797
Reinvestment of dividends	9,042		222,964		2,711	81,363
Issued in Reorganization	–		–		5,051	156,423
Shares redeemed	(133,776)		(4,247,166)		(3,449)	(96,277)

Net increase in shares outstanding	23,907		$665,211		40,222	$1,155,306

	Investor Class
	Year Ended December 31,
	2018				2017
Bridgeway Large Cap Growth Fund	Shares		Amount		Shares	Amount
Shares sold	325,619		$10,564,180		55,661	$1,500,036
Reinvestment of dividends	258,809		6,340,851		98,167	2,930,272
Issued in Reorganization	–		–		2,283,713	70,337,259
Shares redeemed	(358,159)		(11,243,187)		(50,343)	(1,467,164)

Net increase in shares outstanding	226,269		$5,661,844		2,387,198	$73,300,403

	A Class
	Year Ended December 31,
	2018				2017
Bridgeway Large Cap Growth Fund	Shares		Amount		Shares	Amount
Shares sold	79,808		$2,553,888		108,872	$3,081,503
Reinvestment of dividends	6,628		162,842		6,085	181,953
Issued in Reorganization	–		–		43,610	1,344,061
Shares redeemed	(174,526)		(5,758,888)		(8,365)	(233,976)

Net increase (decrease) in shares outstanding	(88,090)		$(3,042,158)		150,202	$4,373,541

	C Class
	Year Ended December 31,
	2018				2017
Bridgeway Large Cap Growth Fund	Shares		Amount		Shares	Amount
Shares sold	17,572		$512,892		8,335	$224,338
Reinvestment of dividends	2,686		64,536		1,008	29,746
Issued in Reorganization	–		–		10,919	331,620
Shares redeemed	(14,005)		(419,151)		(1,258)	(35,056)

Net increase in shares outstanding	6,253		$158,277		19,004	$550,648

	R6 Class
	April 30, 2018A to December 31, 2018
Bridgeway Large Cap Growth Fund	Shares		Amount
Shares sold	3,237	B	$100,000	B
Reinvestment of dividends	360		8,892

Net increase in shares outstanding	3,597		$108,892

42

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

	Institutional Class
	Year Ended December 31,
	2018		2017
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	20,154,772	$566,575,933	22,141,959	$605,634,913
Reinvestment of dividends	5,392,771	119,827,368	2,851,013	81,738,543
Shares redeemed	(15,913,378)	(436,185,153)	(16,256,439)	(452,560,664)

Net increase in shares outstanding	9,634,165	$250,218,148	8,736,533	$234,812,792

	Y Class
	Year Ended December 31,
	2018		2017
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	26,074,553	$741,021,782	30,846,571	$837,274,698
Reinvestment of dividends	5,731,412	126,950,769	2,784,424	79,606,684
Shares redeemed	(19,465,093)	(524,126,128)	(13,143,773)	(357,121,560)

Net increase in shares outstanding	12,340,872	$343,846,423	20,487,222	$559,759,822

	Investor Class
	Year Ended December 31,
	2018		2017
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	7,915,359	$225,754,431	12,127,050	$327,627,225
Reinvestment of dividends	3,409,029	75,407,714	2,532,136	72,191,205
Shares redeemed	(20,764,261)	(577,282,060)	(26,895,237)	(724,443,760)

Net (decrease) in shares outstanding	(9,439,873)	$(276,119,915)	(12,236,051)	$(324,625,330)

	A Class
	Year Ended December 31,
	2018		2017
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,278,825	$36,372,119	1,323,482	$35,172,571
Reinvestment of dividends	294,620	6,490,474	166,852	4,741,923
Shares redeemed	(1,419,507)	(39,139,055)	(4,000,004)	(109,268,040)

Net increase (decrease) in shares outstanding	153,938	$3,723,538	(2,509,670)	$(69,353,546)

	C Class
	Year Ended December 31,
	2018		2017
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	549,320	$14,941,345	646,529	$16,939,095
Reinvestment of dividends	251,124	5,396,667	148,656	4,122,220
Shares redeemed	(1,071,380)	(27,748,192)	(1,057,869)	(27,847,899)

Net (decrease) in shares outstanding	(270,936)	$(7,410,180)	(262,684)	$(6,786,584)

	R6 Class
	Year Ended December 31, 2018		April 28, 2017A to December 31, 2017
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	3,785,688	$108,434,104	3,096,230	$91,569,174
Reinvestment of dividends	570,694	12,669,411	146,308	4,191,724
Shares redeemed	(1,050,587)	(29,551,825)	(36,754)	(1,070,350)

Net increase in shares outstanding	3,305,795	$91,551,690	3,205,784	$94,690,548

A	Commencement of operations.
B	Seed capital was received on April 30, 2018 in the amount of $100,000 for the R6 Class. As a result, shares were issued in the amount of 3,237 for R6 Class.

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

43

American Beacon Bridgeway Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional ClassA
	Year Ended December 31,	Year EndedB December 31,	Six Months Ended December 31,		Year Ended June 30,

	2018	2017	2016		2016	2015		2014

Net asset value, beginning of period	$29.88	$24.47	$22.77		$23.71	$20.51		$16.18

Income (loss) from investment operations:
Net investment income	0.13	0.10	0.04		0.07	0.17	C	0.13	C
Net gains (losses) on investments (both realized and unrealized)	(1.99)	6.56	1.82		(0.90)	3.14		4.29

Total income (loss) from investment operations	(1.86)	6.66	1.86		(0.83)	3.31		4.42

Less distributions:
Dividends from net investment income	(0.11)	(0.08)	(0.16)		(0.11)	(0.11)		(0.09)
Distributions from net realized gains	(2.64)	(1.17)	–		–	–		–

Total distributions	(2.75)	(1.25)	(0.16)		(0.11)	(0.11)		(0.09)

Net asset value, end of period	$25.27	$29.88	$24.47		$22.77	$23.71		$20.51

Total returnD	(6.03)%	27.21%	8.15	%E	(3.52)%	16.19%		27.41	%F

Ratios and supplemental data:
Net assets, end of period	$151,163,119	$178,062,388	$133,638,400		$136,460,611	$156,493,513		$56,343,594
Ratios to average net assets:
Expenses, before reimbursements	0.93%	1.06%	1.02	%G	0.89%	0.81%		0.87%
Expenses, net of reimbursements	0.81%	0.81%	0.81	%G	0.83%	0.81%		0.84%
Net investment income, before expense reimbursements	0.26%	0.15%	0.12	%G	0.30%	0.75%		0.70%
Net investment income, net of reimbursements	0.38%	0.40%	0.33	%G	0.35%	0.75%		0.70%
Portfolio turnover rate	60%	78%	40	%E	100%	48%		74%

A	Prior to the reorganization on February 5, 2016, the Institutional Class was known as Class N.
B

On December 15, 2017, pursuant to a plan of Reorganization on termination, the American Beacon Bridgeway Large Cap Growth II Fund (“Target Fund”) transferred all of its property and assets to the American Beacon Bridgeway Large Cap Growth Fund (“Acquiring Fund”) in exchange solely for voting shares of the Acquiring Fund and the assumption of the Target Fund’s liabilities.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Total return would have been lower had various fees not been waived during the period.
G	Annualized.

See accompanying notes

44

American Beacon Bridgeway Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31, 2018	Year EndedA December 31, 2017	Six Months Ended December 31, 2016		February 5, 2016B to June 30, 2016

Net asset value, beginning of period	$29.82	$24.45	$22.77		$20.46

Income (loss) from investment operations:
Net investment income	0.12	0.05	0.03		0.03
Net gains (losses) on investments (both realized and unrealized)	(1.98)	6.57	1.81		2.28

Total income (loss) from investment operations	(1.86)	6.62	1.84		2.31

Less distributions:
Dividends from net investment income	(0.11)	(0.08)	(0.16)		–
Distributions from net realized gains	(2.64)	(1.17)	–		–

Total distributions	(2.75)	(1.25)	(0.16)		–

Net asset value, end of period	$25.21	$29.82	$24.45		$22.77

Total returnC	(6.04)%	27.06%	8.06	%D	11.29	%D

Ratios and supplemental data:
Net assets, end of period	$2,306,982	$2,016,161	$669,530		$401,220
Ratios to average net assets:
Expenses, before reimbursements	0.97%	1.13%	1.09	%E	4.00	%E
Expenses, net of reimbursements	0.91%	0.91%	0.91	%E	0.91	%E
Net investment income (loss), before expense reimbursements	0.27%	0.08%	0.11	%E	(2.69	)%E
Net investment income, net of reimbursements	0.33%	0.30%	0.28	%E	0.40	%E
Portfolio turnover rate	60%	78%	40	%D	100	%F

A

On December 15, 2017, pursuant to a plan of Reorganization on termination, the American Beacon Bridgeway Large Cap Growth II Fund (“Target Fund”) transferred all of its property and assets to the American Beacon Bridgeway Large Cap Growth Fund (“Acquiring Fund”) in exchange solely for voting shares of the Acquiring Fund and the assumption of the Target Fund’s liabilities.

B	Commencement of operations.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from February 5, 2016 through December 31, 2016 and is not annualized.

See accompanying notes

45

American Beacon Bridgeway Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31, 2018		Year EndedA December 31, 2017	Six Months Ended December 31, 2016		February 5, 2016B to June 30, 2016

Net asset value, beginning of period	$29.65		$24.38	$22.74		$20.46

Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.01)	(0.01)		0.01
Net gains (losses) on investments (both realized and unrealized)	(1.94)		6.53	1.81		2.27

Total income (loss) from investment operations	(1.93)		6.52	1.80		2.28

Less distributions:
Dividends from net investment income	(0.03)		(0.08)	(0.16)		–
Distributions from net realized gains	(2.64)		(1.17)	–		–

Total distributions	(2.67)		(1.25)	(0.16)		–

Net asset value, end of period	$25.05		$29.65	$24.38		$22.74

Total returnC	(6.33)%		26.72%	7.90	%D	11.14	%D

Ratios and supplemental data:
Net assets, end of period	$65,869,325		$71,273,896	$399,798		$133,696
Ratios to average net assets:
Expenses, before reimbursements	1.20%		1.40%	1.55	%E	8.43	%E
Expenses, net of reimbursements	1.19%		1.19%	1.19	%E	1.18	%E
Net investment (loss), before expense reimbursements	(0.01)%		(0.66)%	(0.35	)%E	(7.08	)%E
Net investment income (loss), net of reimbursements	0.00	% F	(0.45)%	0.02	%E	0.17	%E
Portfolio turnover rate	60%		78%	40	%D	100	%G

A

On December 15, 2017, pursuant to a plan of Reorganization on termination, the American Beacon Bridgeway Large Cap Growth II Fund (“Target Fund”) transferred all of its property and assets to the American Beacon Bridgeway Large Cap Growth Fund (“Acquiring Fund”) in exchange solely for voting shares of the Acquiring Fund and the assumption of the Target Fund’s liabilities.

B	Commencement of operations.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Amount rounds to less than 0.005%.
G	Portfolio turnover rate is for the period from February 5, 2016 through December 31, 2016 and is not annualized.

See accompanying notes

46

American Beacon Bridgeway Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31, 2018	Year EndedA December 31, 2017		Six Months Ended December 31, 2016		February 5, 2016B to June 30, 2016

Net asset value, beginning of period	$29.70	$24.39		$22.74		$20.46

Income (loss) from investment operations:
Net investment income (loss)	(0.11)	0.00	C	0.00	C	0.00	C
Net gains (losses) on investments (both realized and unrealized)	(1.83)	6.54		1.81		2.28

Total income (loss) from investment operations	(1.94)	6.54		1.81		2.28

Less distributions:
Dividends from net investment income	–	(0.06)		(0.16)		–
Distributions from net realized gains	(2.64)	(1.17)		–		–

Total distributions	(2.64)	(1.23)		(0.16)		–

Net asset value, end of period	$25.12	$29.70		$24.39		$22.74

Total returnD	(6.35)%	26.79%		7.94	%E	11.14	%E

Ratios and supplemental data:
Net assets, end of period	$1,700,188	$4,625,607		$135,710		$159,744
Ratios to average net assets:
Expenses, before reimbursements	1.25%	1.44%		1.43	%F	5.25	%F
Expenses, net of reimbursements	1.21%	1.21%		1.21	%F	1.21	%F
Net investment (loss), before expense reimbursements	(0.09)%	(0.23)%		(0.26	)%F	(4.01	)%F
Net investment income (loss), net of reimbursements	(0.05)%	0.00	%G	(0.05	)%F	0.02	%F
Portfolio turnover rate	60%	78%		40	%E	100	%H

A

On December 15, 2017, pursuant to a plan of Reorganization on termination, the American Beacon Bridgeway Large Cap Growth II Fund (“Target Fund”) transferred all of its property and assets to the American Beacon Bridgeway Large Cap Growth Fund (“Acquiring Fund”) in exchange solely for voting shares of the Acquiring Fund and the assumption of the Target Fund’s liabilities.

B	Commencement of operations.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Amount rounds to less than 0.005%.
H	Portfolio turnover rate is for the period from February 5, 2016 through December 31, 2016 and is not annualized.

See accompanying notes

47

American Beacon Bridgeway Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31, 2018	Year EndedA December 31, 2017	Six Months Ended December 31, 2016		February 5, 2016B to June 30, 2016

Net asset value, beginning of period	$29.30	$24.22	$22.67		$20.46

Income (loss) from investment operations:
Net investment (loss)	(0.17)	(0.10)	(0.13)		(0.04)
Net gains (losses) on investments (both realized and unrealized)	(1.94)	6.35	1.84		2.25

Total income (loss) from investment operations	(2.11)	6.25	1.71		2.21

Less distributions:
Dividends from net investment income	–	–	(0.16)		–
Distributions from net realized gains	(2.64)	(1.17)	–		–

Total distributions	(2.64)	(1.17)	(0.16)		–

Net asset value, end of period	$24.55	$29.30	$24.22		$22.67

Total returnC	(7.02)%	25.78%	7.52	%D	10.80	%D

Ratios and supplemental data:
Net assets, end of period	$798,319	$769,559	$175,907		$244,146
Ratios to average net assets:
Expenses, before reimbursements	1.95%	2.09%	2.18	%E	7.33	%E
Expenses, net of reimbursements	1.96%	1.96%	1.96	%E	1.96	%E
Net investment (loss), before expense reimbursements	(0.76)%	(0.90)%	(1.04	)%E	(5.98	)%E
Net investment (loss), net of reimbursements	(0.77)%	(0.77)%	(0.81	)%E	(0.62	)%E
Portfolio turnover rate	60%	78%	40	%D	100	%F

A

On December 15, 2017, pursuant to a plan of Reorganization on termination, the American Beacon Bridgeway Large Cap Growth II Fund (“Target Fund”) transferred all of its property and assets to the American Beacon Bridgeway Large Cap Growth Fund (“Acquiring Fund”) in exchange solely for voting shares of the Acquiring Fund and the assumption of the Target Fund’s liabilities.

B	Commencement of operations.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from February 5, 2016 through December 31, 2016 and is not annualized.

See accompanying notes

48

American Beacon Bridgeway Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	April 30, 2018A to December 31, 2018

Net asset value, beginning of period	$30.89

Income from investment operations:
Net investment income	0.12
Net (losses) on investments (both realized and unrealized)	(2.98)

Total (loss) from investment operations	(2.86)

Less distributions:
Dividends from net investment income	(0.11)
Distributions from net realized gains	(2.64)

Total distributions	(2.75)

Net asset value, end of period	$25.28

Total returnB	(9.07	)%C

Ratios and supplemental data:
Net assets, end of period	$90,943
Ratios to average net assets:
Expenses, before reimbursements	4.15	%D
Expenses, net of reimbursements	0.76	%D
Net investment (loss), before expense reimbursements	(2.85	)%D
Net investment income, net of reimbursements	0.54	%D
Portfolio turnover rate	60	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from April 30, 2018 through December 31, 2018 and is not annualized.

See accompanying notes

49

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Year Ended December 31,
	2018	2017	2016	2015		2014

Net asset value, beginning of period	$28.57	$26.08	$22.75	$23.89		$21.39

Income (loss) from investment operations:
Net investment income	0.45	0.37	0.38	0.28		0.10
Net gains (losses) on investments (both realized and unrealized)	(4.28)	3.78	3.32	(0.58)		2.94

Total income (loss) from investment operations	(3.83)	4.15	3.70	(0.30)		3.04

Less distributions:
Dividends from net investment income	(0.47)	(0.39)	(0.35)	(0.29)		(0.17)
Distributions from net realized gains	(1.66)	(1.27)	(0.02)	(0.55)		(0.37)
Tax return of capital	-	-	-	(0.00	)A	-

Total distributions	(2.13)	(1.66)	(0.37)	(0.84)		(0.54)

Net asset value, end of period	$22.61	$28.57	$26.08	$22.75		$23.89

Total returnB	(13.28)%	15.88%	16.24%	(1.23)%		14.18%

Ratios and supplemental data:
Net assets, end of period	$1,442,789,043	$1,547,760,278	$1,185,013,905	$682,849,171		$313,660,568
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.72%	0.72%	0.73%	0.75%		0.79%
Expenses, net of reimbursements or recoupments	0.72%	0.72%	0.73%	0.79%		0.84%
Net investment income, before expense reimbursements or recoupments	1.63%	1.41%	1.69%	1.61%		1.08%
Net investment income, net of reimbursements or recoupments	1.63%	1.41%	1.69%	1.57%		1.04%
Portfolio turnover rate	49%	48%	56%	43%		31%

A	The distributions from return of capital is calculated based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

50

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,
	2018	2017	2016	2015		2014

Net asset value, beginning of period	$28.49	$26.01	$22.69	$23.84		$21.35

Income (loss) from investment operations:
Net investment income	0.44	0.33	0.32	0.27		0.13
Net gains (losses) on investments (both realized and unrealized)	(4.28)	3.79	3.35	(0.57)		2.90

Total income (loss) from investment operations	(3.84)	4.12	3.67	(0.30)		3.03

Less distributions:
Dividends from net investment income	(0.45)	(0.37)	(0.33)	(0.30)		(0.17)
Distributions from net realized gains	(1.66)	(1.27)	(0.02)	(0.55)		(0.37)
Tax return of capital	-	-	-	(0.00	)A	-

Total distributions	(2.11)	(1.64)	(0.35)	(0.85)		(0.54)

Net asset value, end of period	$22.54	$28.49	$26.01	$22.69		$23.84

Total returnB	(13.35)%	15.82%	16.17%	(1.26)%		14.15%

Ratios and supplemental data:
Net assets, end of period	$1,502,519,807	$1,547,228,114	$879,852,983	$414,585,125		$119,162,044
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.79%	0.79%	0.80%	0.81%		0.84%
Expenses, net of reimbursements or recoupments	0.79%	0.79%	0.80%	0.81%		0.85%
Net investment income, before expense reimbursements or recoupments	1.57%	1.35%	1.63%	1.55%		1.03%
Net investment income, net of reimbursements or recoupments	1.57%	1.35%	1.63%	1.55%		1.03%
Portfolio turnover rate	49%	48%	56%	43%		31%

A	The distributions from return of capital is calculated based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

51

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,
	2018	2017	2016	2015		2014

Net asset value, beginning of period	$28.41	$25.93	$22.64	$23.77		$21.28

Income (loss) from investment operations:
Net investment income	0.43	0.32	0.27	0.25		0.14
Net gains (losses) on investments (both realized and unrealized)	(4.33)	3.71	3.31	(0.61)		2.82

Total income (loss) from investment operations	(3.90)	4.03	3.58	(0.36)		2.96

Less distributions:
Dividends from net investment income	(0.35)	(0.28)	(0.27)	(0.22)		(0.10)
Distributions from net realized gains	(1.66)	(1.27)	(0.02)	(0.55)		(0.37)
Tax return of capital	-	-	-	(0.00	)A	-

Total distributions	(2.01)	(1.55)	(0.29)	(0.77)		(0.47)

Net asset value, end of period	$22.50	$28.41	$25.93	$22.64		$23.77

Total returnB	(13.60)%	15.52%	15.81%	(1.51)%		13.89%

Ratios and supplemental data:
Net assets, end of period	$886,572,501	$1,387,184,369	$1,583,853,257	$977,719,149		$668,659,150
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.05%	1.06%	1.08%	1.09%		1.11%
Expenses, net of reimbursements or recoupments	1.05%	1.06%	1.08%	1.09%		1.11%
Net investment income, before expense reimbursements or recoupments	1.26%	1.04%	1.35%	1.28%		0.76%
Net investment income, net of reimbursements or recoupments	1.26%	1.04%	1.35%	1.28%		0.76%
Portfolio turnover rate	49%	48%	56%	43%		31%

A	The distributions from return of capital is calculated based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

52

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,
	2018	2017	2016	2015		2014

Net asset value, beginning of period	$28.32	$25.82	$22.53	$23.66		$21.22

Income (loss) from investment operations:
Net investment income	0.36	0.42	0.32	0.27		0.09
Net gains (losses) on investments (both realized and unrealized)	(4.25)	3.58	3.24	(0.64)		2.84

Total income (loss) from investment operations	(3.89)	4.00	3.56	(0.37)		2.93

Less distributions:
Dividends from net investment income	(0.36)	(0.23)	(0.25)	(0.21)		(0.12)
Distributions from net realized gains	(1.66)	(1.27)	(0.02)	(0.55)		(0.37)
Tax return of capital	-	-	-	(0.00	)A	-

Total distributions	(2.02)	(1.50)	(0.27)	(0.76)		(0.49)

Net asset value, end of period	$22.41	$28.32	$25.82	$22.53		$23.66

Total returnB	(13.60)%	15.46%	15.79%	(1.56)%		13.76%

Ratios and supplemental data:
Net assets, end of period	$79,610,028	$96,229,248	$152,520,884	$147,394,607		$103,716,652
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.07%	1.08%	1.12%	1.12%		1.19%
Expenses, net of reimbursements or recoupments	1.07%	1.08%	1.12%	1.12%		1.21%
Net investment income, before expense reimbursements or recoupments	1.28%	1.01%	1.31%	1.25%		0.69%
Net investment income, net of reimbursements or recoupments	1.28%	1.01%	1.31%	1.25%		0.67%
Portfolio turnover rate	49%	48%	56%	43%		31%

A	The distributions from return of capital is calculated based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

53

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,
	2018	2017	2016	2015		2014

Net asset value, beginning of period	$27.63	$25.27	$22.08	$23.27		$21.00

Income (loss) from investment operations:
Net investment income	0.16	0.08	0.13	0.13		0.02
Net gains (losses) on investments (both realized and unrealized)	(4.12)	3.62	3.16	(0.66)		2.69

Total income (loss) from investment operations	(3.96)	3.70	3.29	(0.53)		2.71

Less distributions:
Dividends from net investment income	(0.15)	(0.07)	(0.08)	(0.11)		(0.07)
Distributions from net realized gains	(1.66)	(1.27)	(0.02)	(0.55)		(0.37)
Tax return of capital	-	-	-	(0.00	)A	-

Total distributions	(1.81)	(1.34)	(0.10)	(0.66)		(0.44)

Net asset value, end of period	$21.86	$27.63	$25.27	$22.08		$23.27

Total returnB	(14.23)%	14.62%	14.91%	(2.27)%		12.88%

Ratios and supplemental data:
Net assets, end of period	$75,231,917	$102,553,616	$100,447,531	$84,411,378		$33,536,254
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.79%	1.83%	1.86%	1.87%		1.92%
Expenses, net of reimbursements or recoupments	1.79%	1.83%	1.86%	1.87%		1.94%
Net investment income (loss), before expense reimbursements or recoupments	0.54%	0.28%	0.57%	0.48%		(0.05)%
Net investment income (loss), net of reimbursements or recoupments	0.54%	0.28%	0.57%	0.48%		(0.08)%
Portfolio turnover rate	49%	48%	56%	43%		31%

A	The distributions from return of capital is calculated based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

54

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended December 31, 2018	April 28, 2017A to December 31, 2017
Net asset value, beginning of period	$28.55	$26.73

Income from investment operations:
Net investment income	0.54	0.11
Net gains (losses) on investments (both realized and unrealized)	(4.37)	3.37

Total income (loss) from investment operations	(3.83)	3.48

Less distributions:
Dividends from net investment income	(0.47)	(0.39)
Distributions from net realized gains	(1.66)	(1.27)

Total distributions	(2.13)	(1.66)

Net asset value, end of period	$22.59	$28.55

Total returnB	(13.27)%	13.01	%C

Ratios and supplemental data:
Net assets, end of period	$147,107,520	$91,521,786
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.70%	0.75	%D
Expenses, net of reimbursements or recoupments	0.70%	0.71	%D
Net investment income, before expense reimbursements or recoupments	1.69%	1.44	%D
Net investment income, net of reimbursements or recoupments	1.69%	1.48	%D
Portfolio turnover rate	49%	48	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from April 28, 2017 through December 31, 2017 and is not annualized.

See accompanying notes

55

American Beacon FundsSM

Federal Tax Information

December 31, 2018 (Unaudited)

Certain tax information regarding the Funds are required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended December 31, 2018. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2018.

The Funds designated the following items with regard to distributions paid during the fiscal year ended December 31, 2018. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Bridgeway Large Cap Growth	31.35%
Bridgeway Large Cap Value	100.00%

Qualified Dividend Income:

Bridgeway Large Cap Growth	33.24%
Bridgeway Large Cap Value	100.00%

Long-Term Capital Gain Distributions:

Bridgeway Large Cap Growth	$14,867,501
Bridgeway Large Cap Value	288,151,577

Short-Term Capital Gain Distributions:

Bridgeway Large Cap Growth	$6,410,359
Bridgeway Large Cap Value	0

Shareholders will receive notification in January 2019 of the applicable tax information necessary to prepare their 2018 income tax returns.

56

Trustees and Officers of the American Beacon FundsSM (Unaudited)

The Trustees and officers of the American Beacon Funds (the “Trust”) are listed below, together with their principal occupations during the past five years. The address of each person listed below is 220 Las Colinas Boulevard East, Suite 1200, Irving, Texas 75039. Each Trustee oversees thirty-seven funds in the fund complex that includes the Trust, the American Beacon Select Funds, the American Beacon Institutional Funds Trust, the American Beacon Sound Point Enhanced Income Fund and the American Beacon Apollo Total Return Fund. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Alan D. Feld** (82)	Trustee since 1996	Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Trustee, American Beacon Mileage Funds (1996-2012); Trustee, American Beacon Select Funds (1999-Present); Trustee, American Beacon Master Trust (1996-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

NON-INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Gilbert G. Alvarado (49)	Trustee since 2015	Director, Kura MD, Inc. (local telehealth organization) (2015-present); Vice President & CFO, Sierra Health Foundation (health conversion private foundation) (2006-Present); Vice President & CFO, Sierra Health Foundation: Center for Health Program Management (California public benefit corporation) (2012-Present); Director, Innovative North State (2012-2015); Director, Sacramento Regional Technology Alliance (2011-2016); Director, Women’s Empowerment (2009-2014); Director, Valley Healthcare Staffing (2017–present); Trustee, American Beacon Select Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Joseph B. Armes (56)	Trustee since 2015	Chairman & CEO, CSW Industrials f/k/a Capital Southwest Corporation (investment company) (2015-Present); Chairman of the Board of Capital Southwest Corporation, predecessor to CSW Industrials, Inc. (2014-present) (investment company); CEO, Capital Southwest Corporation (2013-2015); President & CEO, JBA Investment Partners (family investment vehicle) (2010-Present); Director and Chair of Audit Committee, RSP Permian (oil and gas producer) (2013-Present); Trustee, American Beacon Select Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Gerard J. Arpey (60)	Trustee since 2012	Director, The Home Depot, Inc. (2015-Present); Partner, Emerald Creek Group (private equity firm) (2011-Present); Director, S.C. Johnson & Son, Inc. (privately held company) (2008-present); Trustee, American Beacon Select Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

57

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
NON-INTERESTED TRUSTEES (CONT.)	Term
Lifetime of Trust until removal, resignation or retirement*

Brenda A. Cline (58)	Trustee since 2004 Chair since 2019 Vice Chair 2018	Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Director, Tyler Technologies, Inc. (public sector software solutions company) (2014-Present); Director, Range Resources Corporation (oil and natural gas company) (2015-Present); Trustee, Cushing Closed-End Funds (2017-Present); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Eugene J. Duffy (64)	Trustee since 2008	Managing Director, Global Investment Management Distribution, Mesirow Financial (2016-Present); Managing Director, Institutional Services, Intercontinental Real Estate Corporation (2014-Present); Principal and Executive Vice President, Paradigm Asset Management (1994-2014); Director, Sunrise Bank of Atlanta (2008-2013); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Claudia A. Holz*** (61)	Trustee since 2018	Partner, KPMG LLP (1990-2017); Trustee, American Beacon Select Funds (2018-Present); Trustee, American Beacon Institutional Funds Trust (2018-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Douglas A. Lindgren**** (57)	Trustee since 2018	CEO North America, Carne Global Financial Services (2016-2017); Managing Director, IPS Investment Management and Global Head, Content Management, UBS Wealth Management (2010-2016); Managing Director, P&S Hedge Funds, UBS Wealth Management (2008-2010); Managing Director, Head of Alternative Investments, UBS Financial Services, Inc. (2005-2008); Trustee, American Beacon Select Funds (2018-Present); Trustee, American Beacon Institutional Funds Trust (2018-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Richard A. Massman (75)	Trustee since 2004 Chair 2008-2018 Chair Emeritus since 2019	Consultant and General Counsel Emeritus, Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities) (2009-Present); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Barbara J. McKenna, CFA (55)	Trustee since 2012	Managing Principal, Longfellow Investment Management Company (2005-Present); Trustee, American Beacon Select Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

58

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
NON-INTERESTED TRUSTEES (CONT.)	Term
Lifetime of Trust until removal, resignation or retirement*

R. Gerald Turner (73)	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, J.C. Penney Company, Inc. (1996-Present); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Trustee, American Beacon Mileage Funds (2001-2012); Trustee, American Beacon Select Funds (2001-Present); Trustee, American Beacon Master Trust (2001-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

OFFICERS	Term
One Year

Gene L. Needles, Jr. (64)	President since 2009	CEO and Director (2009-Present), and Chairman (2018-Present), American Beacon Advisors, Inc.; President, American Beacon Advisors (2009-2018); President (2015-2018), Director and CEO (2015-Present), and Chairman (2018-Present), Resolute Investment Holdings, LLC; Director, Chairman and CEO, Resolute Topco, Inc. (2015-Present), President (2015-2018); Director, Chairman and CEO, Resolute Acquisition, Inc. (2015-Present); President (2015-2018), Chairman and CEO, Resolute Investment Managers, Inc. (2015-Present), President (2015-2018); Director, Chairman, President and CEO, Resolute Investment Distributors (2017-Present); Director, Chairman, President and CEO; Resolute Investment Services, Inc. (2015-Present); President and CEO, Lighthouse Holdings Parent, Inc. (2009-2015); President, CEO and Director, Lighthouse Holdings, Inc. (2009-2015); Manager, President and CEO, American Private Equity Management, LLC (2012-Present); Director, Chairman, President and CEO, Alpha Quant Advisors, LLC (2016-Present); Director, ARK Investment Management LLC (2016-Present); Director, Shapiro Capital Management LLC (2017-Present); Director, Chairman and CEO, Continuous Capital, LLC (2018-Present); Director and President, American Beacon Cayman Transformational Innovation Company, LTD., (2017-2018); President American Beacon Cayman TargetRisk Company, Ltd. (2018-Present); President, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Member, Investment Advisory Committee, Employees Retirement System of Texas (2017-Present); Trustee, American Beacon NextShares Trust (2015-Present); President, American Beacon Select Funds (2009-Present); American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); President, American Beacon Institutional Funds Trust (2017-Present); President, American Beacon Sound Point Enhanced Income Fund (2018-Present); President, American Beacon Apollo Total Return Fund (2018-Present); President,

59

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Rosemary K. Behan (59)	VP, Secretary and Chief Legal Officer since 2006	Vice President, Secretary and General Counsel, American Beacon Advisors, Inc. (2006-Present); Secretary, Resolute Investment Holdings, LLC (2015-Present); Secretary, Resolute Topco, Inc. (2015-Present); Secretary, Resolute Acquisition, Inc. (2015-Present); Vice President, Secretary and General Counsel, Resolute Investment Managers, Inc. (2015-Present); Secretary, Resolute Investment Distributors, Inc. (2017-Present); Vice President, Secretary and General Counsel, Resolute Investment Services, Inc. (2015-Present); Vice President and Secretary, Lighthouse Holdings Parent, Inc. (2008-2015); Vice President and Secretary, Lighthouse Holdings, Inc. (2008-2015); Secretary, American Private Equity Management, LLC (2008-Present); Secretary, Alpha Quant Advisors, LLC (2016-Present); Vice President and Secretary, Continuous Capital, LLC (2018-Present); Secretary, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Secretary, American Beacon Cayman Transformational Innovation Company, Ltd. (2017-2018; Secretary, American Beacon Cayman TargetRisk Company, Ltd (2018-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Select Funds (2006-Present); Secretary, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Institutional Funds Trust (2017-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Chief Legal Officer, Vice President and Secretary American Beacon Apollo Total Return Fund (2018-Present).

Brian E. Brett (58)	VP since 2004	Senior Vice President, Head of Distribution (2012-Present), Vice President, Director of Sales (2004-2012), American Beacon Advisors, Inc.; Senior Vice President, Resolute Investment Managers, Inc. (2017-Present); Senior Vice President, Resolute Investment Distributors, Inc. (2018-Present), Vice President (2017-2018); Senior Vice President, Resolute Investment Services, Inc. (2017-Present); Senior Vice President, Lighthouse Holdings Parent, Inc. (2008-2015); Senior Vice President, Lighthouse Holdings, Inc. (2008-2015); Vice President, American Beacon Select Funds (2004-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President American Beacon Apollo Total Return Fund (2018-Present).

Paul B. Cavazos (49)	VP since 2016	Chief Investment Officer and Senior Vice President, American Beacon Advisors, Inc. (2016-Present); Chief Investment Officer, DTE Energy (2007-2016); Vice President, American Private Equity Management, L.L.C. (2017-Present); Vice President, American Beacon Select Funds (2016-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President American Beacon Apollo Total Return Fund (2018-Present).

Erica Duncan (48)	VP Since 2011	Vice President, American Beacon Advisors, Inc. (2011-Present); Vice President, Resolute Investment Managers (2018-Present); Vice President, Resolute Investment Services, Inc. (2018-Present); Vice President, American Beacon Select Funds (2011-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President American Beacon Apollo Total Return Fund (2018-Present).

60

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Melinda G. Heika (57)	Treasurer since 2010	Treasurer and CFO (2010-Present), American Beacon Advisors, Inc.; Treasurer, Resolute Topco, Inc. (2015-Present); Treasurer, Resolute Investment Holdings, LLC. (2015-Present); Treasurer, Resolute Acquisition, Inc. (2015-Present); Treasurer and CFO, Resolute Investment Managers, Inc. (2017-Present); Treasurer, Resolute Investment Distributors, Inc. (2017-2017); Treasurer and CFO, Resolute Investment Services, Inc. (2015-Present); Treasurer, Lighthouse Holdings Parent Inc., (2010-2015); Treasurer, Lighthouse Holdings, Inc. (2010-2015); Treasurer, American Private Equity Management, LLC (2012-Present); Treasurer and CFO, Alpha Quant Advisors, LLC (2016-Present); Treasurer and CFO, Continuous Capital, LLC (2018-Present); Treasurer, American Beacon Cayman Transformational Innovation, Ltd. (2017-2018); Treasurer, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Treasurer, American Beacon Select Funds (2010-Present); Director and Treasurer, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Treasurer, American Beacon Institutional Funds Trust (2017-Present); Treasurer, American Beacon Sound Point Enhanced Income Fund (2018-Present); Treasurer, American Beacon Apollo Total Return Fund (2018-Present).

Terri L. McKinney (55)	VP since 2010	Vice President (2009-Present), Managing Director (2003-2009), American Beacon Advisors, Inc.; Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Resolute Investment Services, Inc (2018-Present); Vice President, Alpha Quant Advisors, LLC (2016-Present); Vice President, Continuous Capital, LLC (2018-Present); Vice President, American Beacon Select Funds (2010-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President, American Beacon Apollo Total Return Fund (2018-Present).

Jeffrey K. Ringdahl (43)	VP since 2010	Director (2015-Present), President (2018-Present), Chief Operating Officer (2010-Present), Senior Vice President (2013-2018), Vice President (2010-2013), American Beacon Advisors, Inc.; Director (2015-Present), President (2018-Present), Senior Vice Present (2015-2018, Resolute Investment Holdings, LLC; Director (2015-Present), President (2018-Present), Senior Vice President (2015-2018), Resolute Topco, Inc.; Director (2015-Present), President (2018-Present), Senior Vice President (2015-2018), Resolute Acquisition, Inc.; Director (2015-Present), President & COO (2018-Present), Senior Vice President (2015-2018), Resolute Investment Managers, Inc.; Director and Executive Vice President (2017-Present), Resolute Investment Distributors, Inc.; Director (2017-Present), President & COO (2018-Present), Executive Vice President (2017-2018), Resolute Investment Services, Inc.; Senior Vice President (2018-Present), Vice President (2012-2018), Manager (2015-2018), American Private Equity Management, LLC; Senior Vice President, Lighthouse Holdings Parent, Inc. (2013-2015); Senior Vice President, Lighthouse Holdings, Inc. (2013-2015); Trustee, American Beacon NextShares Trust (2015-Present); Director, Executive Vice President & COO, Alpha Quant Advisors, LLC (2016-Present); Director, Shapiro Capital Management, LLC (2017-Present); Director, Executive Vice President & COO, Continuous Capital, LLC (2018-Present); Director and Vice President, American Beacon Cayman Transformational Innovation Company, Ltd., (2017-Present); Vice President, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Vice President, American Beacon Cayman TargetRisk Company, Ltd (2018-Present); Vice President, American Beacon Select Funds (2010-2018); Director and Vice President, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President, American Beacon Apollo Total Return Fund (2018-Present)

61

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Samuel J. Silver (55)	VP Since 2011	Vice President (2011-Present), Chief Fixed Income Officer (2016-Present), American Beacon Advisors, Inc. (2011-Present); Vice President, American Beacon Select Funds (2011-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President, American Beacon Apollo Total Return Fund (2018-Present).

Christina E. Sears (47)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer, American Beacon Advisors, Inc. (2004-Present); Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Resolute Investment Distributors (2017-Present); Chief Compliance Officer, American Private Equity Management, LLC (2012-Present); Chief Compliance Officer and Vice President, Alpha Quant Advisors, LLC (2016-Present); Vice President, Continuous Capital, LLC (2018-Present); Chief Compliance Officer (2004-Present) and Assistant Secretary (1999-Present), American Beacon Select Funds; Chief Compliance Officer and Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Chief Compliance Officer and Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Chief Compliance Officer and Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present).

Sonia L. Bates (62)	Asst. Treasurer since 2011	Assistant Treasurer, American Beacon Advisors, Inc. (2011-2018); Assistant Treasurer, Lighthouse Holdings Parent Inc. (2011-2015); Assistant Treasurer, Lighthouse Holdings, Inc. (2011-2015); Assistant Treasurer, American Private Equity Management, LLC (2012-Present); Assistant Treasurer, American Beacon Cayman Transformational Innovation Company, Ltd. (2017-Present); Assistant Treasurer, American Beacon Cayman TargetRisk Company, Ltd. (2018-Present); Assistant Treasurer, American Beacon Select Funds (2011-Present); Assistant Treasurer, American Beacon Institutional Funds Trust (2017-Present); Assistant Treasurer, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Treasurer, American Beacon Apollo Total Return Fund (2018-Present).

Shelley D. Abrahams (44)	Assistant Secretary since 2008	Assistant Secretary, American Beacon Select Funds (2008-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present).

Rebecca L. Harris (52)	Assistant Secretary since 2010	Vice President, American Beacon Advisors, Inc. (2011-Present); Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Resolute Investment Services (2015-Present); Vice President, Alpha Quant Advisors, LLC (2016-Present); Vice President, Continuous Capital, LLC (2018-Present); Assistant Secretary, American Beacon Select Funds (2010-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present).

62

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Teresa A. Oxford (60)	Assistant Secretary since 2015	Assistant Secretary, American Beacon Advisors, Inc. (2015-Present); Assistant Secretary, Resolute Investment Distributors (2018-Present); Assistant Secretary, Resolute Investment Services (2018-Present); Assistant Secretary, Alpha Quant Advisors, LLC (2016-Present); Assistant Secretary, American Beacon Select Funds (2015-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present).

* As of 11/12/2014, the Board adopted a retirement plan that requires Trustees, other than Messrs. Feld and Massman to retire no later than the last day of the calendar year in which they reach the age of 75.

** Mr. Feld is deemed to be an “interested person” of the Trusts, as defined by the 1940 Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to one or more of the Trust’s sub-advisors.

*** Claudia A. Holz became a new Trustee to each of the Trusts on 4/1/2018.

**** Douglas A. Lindgren became a new Trustee to each of the Trusts on 1/1/2018.

63

American Beacon FundsSM

Privacy Policy

December 31, 2018 (Unaudited)

The American Beacon Funds recognize and respect the privacy of our shareholders. We are providing this notice to you, so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

64

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each calendar quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Bridgeway Large Cap Growth Fund, and American Beacon Bridgeway Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

AR 12/18

American Beacon®
FUNDS

2018 ANNUAL REPORT

December 31, 2018

STEPHENS MID-CAP GROWTH FUND

STEPHENS SMALL CAP GROWTH FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on “Quick Links” and then “Register for E-Delivery.”

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

STEPHENS MID-CAP GROWTH FUND

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

STEPHENS SMALL CAP GROWTH FUND

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2018

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

December 2018, a month in which market volatility spiked and all major U.S. equity indexes declined, ending the year in negative territory, serves as a prime example of the importance of having a long-term investment perspective.

While long-term investing isn’t about identifying and anticipating the next big market move, it is about identifying the right investment products for riding out those moves. As a long-term investor, you should strive to accomplish the three Ds: direction, discipline and diversification.

▶   Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different types of investment categories and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. Our approach is more than a concept. It’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment products for your investment portfolio.

Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

Domestic Equity Market Overview

December 31, 2018 (Unaudited)

The 12-month period under review started with a nearly 6% rise in the S&P 500 Index (the “Index”) for January 2018, only to be followed by a decline of more than 8% over the first six trading days of February. The Index, which had risen by more than 9% by September 2018, reached 60 all-time highs during the year – the third-highest count on record. However, by December 31, all major U.S. indexes had declined and ended the year in negative territory. In relative terms for the year, large-cap stocks outpaced small-caps. Growth stocks also exhibited outperformance compared to Value stocks across all market caps. The Russell 2000 Growth Index outperformed the Russell 2000 Value Index by 3.55%, while the Russell 1000 Growth Index outperformed the Russell 1000 Value Index by 6.76%.

In the first quarter of 2018, most equity markets delivered gains in January only to see steep declines in early February. The selloff was triggered by strong wage growth numbers (rather than by weak economic data), which accelerated from 2.5% to 2.9% year-over-year – a substantial jump over just one month. The speed of the acceleration in wage growth caused investors to worry that U.S. short-term interest rate hikes from the Federal Reserve (the “Fed”) would have to rise faster than the economy could withstand, thereby inverting the U.S. yield curve and inducing a near-term economic recession. Volatility heightened with the Index displaying 23 daily moves of +/- 1% in the first quarter compared to total of only eight throughout 2017.

In the second quarter of 2018, headlines oscillated wildly between optimism (business investment, expansionary fiscal policy and general economic strength) and pessimism (trade wars, weakening international/emerging economies and rising interest rates). However, U.S. equity markets ultimately notched gains each month, suggesting a “win” for market optimism. Volatility drifted lower as rising U.S. Treasury bond/note yields stalled at a more palatable level for investors, indicating a less overheated or inflated economy. U.S. retail sales grew by more than 6% year-over-year in May and unemployment fell to 3.8% – the lowest level since 1969. Tariff announcements took a toll on companies with China exposure, and the Industrials sector trailed all other sectors on trade tension struggles.

In the third quarter of 2018, a booming U.S. economy drove domestic stocks higher, leaving the Index up 7.7% for the year-to-date period. In September, U.S. consumer confidence hit its highest level since 2000, while the monthly average of initial jobless claims fell to the lowest level since 1969. Wage growth rose to the highest level since 2009, supporting retail sales growth of more than 7% on a year-over-year basis. Also, the National Federation of Independent Business’s survey showed that small businesses were the most optimistic they’ve been since the survey began in 1974. U.S. stocks across all capitalizations gained during the quarter against this remarkably strong, economic-growth backdrop.

In the fourth quarter of 2018, volatility returned as U.S. equity markets closed out one of the worst quarters since the Great Financial Crisis in 2008. The quarter was characterized by multiple days of +500-point swings in the Dow Jones Industrial Average (“DJIA”). In fact, the Christmas holiday week was extraordinary in its extremes. Christmas Eve had the worst showing in the DJIA’s history with the largest single-day gain (1,086 points) on the next trading day and the largest intra-day recovery on the following day.

Further, the Index halted just shy of entering a bear market, which is defined as a 20% decline from peak to trough, before rebounding to close the fourth quarter of 2018 with a 13.52% decline. Despite economic expansion, corporate growth and a healthy consumer, markets were shaken as sentiment went from bullish to bearish over a multitude of concerns, including global economic deceleration, an unresolved trade war and the absorption of the reality of a less accommodative Fed. The defensive Utilities sector led the way as the only positive sector in the Index for the quarter.

2

American Beacon Stephens Mid-Cap Growth FundSM

Performance Overview

December 31, 2018 (Unaudited)

The Investor Class of the American Beacon Stephens Mid-Cap Growth Fund (the “Fund”) returned 1.91% for the twelve months ended December 31, 2018. The Fund outperformed the Russell Midcap® Growth Index (the “Index”) return of -4.75% for the same period.

Comparison of Change in Value of a $10,000 Investment for the period from 12/31/2008 through 12/31/2018

Total Returns for the Period Ended December 31, 2018

	Ticker	1 Year	3 Years	5 Years	10 Years	Value of $10,000 12/31/2008- 12/31/2018
Institutional Class (1,2,8)	SFMIX	2.20%	11.91%	7.43%	15.01%	$40,504
Y Class (1,3,8)	SMFYX	2.08%	11.78%	7.31%	14.87%	$39,985
Investor Class (1,8)	STMGX	1.91%	11.54%	7.05%	14.65%	$39,251
A without Sales Charge (1,4,8)	SMFAX	1.81%	11.45%	7.00%	14.61%	$39,093
A with Sales Charge (1,4,8)	SMFAX	(4.03)%	9.28%	5.74%	13.94%	$36,862
C without Sales Charge (1,5,8)	SMFCX	1.07%	10.65%	6.19%	14.03%	$37,163
C with Sales Charge (1,5,8)	SMFCX	0.07%	10.65%	6.19%	14.03%	$37,163
R6 (1,6,8)	SFMRX	2.20%	11.91%	7.43%	15.01%	$40,504

Russell Midcap® Growth Index (7)		(4.75)%	8.59%	7.42%	15.12%	$40,880
S&P 500 Index (7)		(4.38)%	9.26%	8.49%	13.12%	$34,303

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-9687-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to the Investor Class was waived from 2008 through 2013, partially recovered in 2014 and fully recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown from 2008 through 2013.

2.	A portion of the fees charged to the Institutional Class has been waived since 2008. Performance prior to waiving fees was lower than the actual returns shown since 2008.

3

American Beacon Stephens Mid-Cap Growth FundSM

Performance Overview

December 31, 2018 (Unaudited)

3.

Fund performance for the ten-year period represents the returns achieved by the Investor Class from 12/31/08 up to 2/24/12, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are lower than those of the Investor Class. Therefore, total returns shown may be lower than they would have been had the Y Class been in existence since 12/31/08. A portion of the fees charged to the Y Class was waived in 2012 and 2013, partially recovered in 2014, fully recovered in 2015, and waived in 2017 and 2018. Performance prior to waiving fees was lower than the actual returns shown in 2012, 2013, 2017 and 2018.

4.

Fund performance for the ten-year period represents the returns achieved by the Investor Class from 12/31/08 up to 2/24/12, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the A Class been in existence since 12/31/08. A portion of the fees charged to the A Class was waived in 2012 and 2013, fully recovered in 2015, waived in 2016 and recovered in 2018. Performance prior to waiving fees was lower than the actual returns shown in 2012, 2013, and 2016. A Class has a maximum sales charge of 5.75%.

5.

Fund performance for the ten-year period represents the returns achieved by the Investor Class from 12/31/08 up to 2/24/12, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the C Class been in existence since 12/31/08. A portion of the fees charged to the C Class was waived from 2012 through 2014, fully recovered in 2015, waived in 2016 and 2017 and recovered in 2018. Performance prior to waiving fees was lower than actual returns shown from 2012 through 2014 and in 2016 and 2017. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.	Fund performance for the ten-year period represents the returns achieved by the Institutional Class from 12/31/08 up to 12/31/18, the inception date of the R6 Class.

7.

The Russell Midcap® Growth Index is an unmanaged index of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Russell Midcap Index, Russell Midcap Growth Index and Russell 1000 Index are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/ or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States. The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global or its affiliates (“SPDJI”) and has been licensed for use by American Beacon Advisors. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”). Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The American Beacon Stephens Mid-Cap Growth Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions or interruptions of the S&P 500 Index. One cannot directly invest in an index.

8.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, C and R6 Class shares were 1.02%, 1.06%, 1.24%, 1.34%, 2.06% and 0.99%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index due to both stock selection and sector allocation for the period.

From a stock selection standpoint, holdings in the Consumer Discretionary and Health Care sectors contributed the most to relative returns. In Consumer Discretionary, positions in Netflix (up 110.6%), Lululemon (up 56.0%) and Burlington Stores (up 31.5%) led in performance for the period. Within Health Care, the Fund held Dexcom Inc. (up 106.9%), Abiomed (up 70.1%) and Intuitive Surgical (up 29.6%), which all benefited the portfolio.

In contrast, stock selection in the Consumer Staples sector detracted from relative returns, with Monster Beverage down 22.2% and the Fund not holding Church & Dwight Co., which was an Index position that was up 33.2% for the period. Energy also negatively impacted performance during the period, with Core Laboratories down 45.0%, Range Resources down 46.3% and Pioneer Natural Resources down 24.2%.

As it relates to sector allocation, the Fund’s underweight in Materials (the worst performing sector for the Index), and overweights in both Information Technology and Health Care contributed positively to returns relative to the benchmark. However, the Fund’s overweight to the Energy sector, which was the second lowest performing sector, offset some of this positive performance.

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in medium capitalization stocks with above-average growth potential.

4

American Beacon Stephens Mid-Cap Growth FundSM

Performance Overview

December 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Illumina, Inc.		1.9
IDEXX Laboratories, Inc.		1.9
ResMed, Inc.		1.8
Burlington Stores, Inc.		1.8
MarketAxess Holdings, Inc.		1.7
Verisk Analytics, Inc.		1.7
Live Nation Entertainment, Inc.		1.7
Intuitive Surgical, Inc.		1.6
ABIOMED, Inc.		1.6
Aspen Technology, Inc.		1.6

Total Fund Holdings	94

Sector Allocation (% Equities)
Information Technology		31.5
Health Care		23.2
Industrials		15.1
Consumer Discretionary		14.8
Communication Services		5.9
Financials		4.0
Energy		2.8
Consumer Staples		2.5
Materials		0.2

5

American Beacon Stephens Small Cap Growth FundSM

Performance Overview

December 31, 2018 (Unaudited)

The Investor Class of the American Beacon Stephens Small Cap Growth Fund (the “Fund”) returned 2.93% for the twelve months ended December 31, 2018, outperforming the Russell 2000® Growth Index (the “Index”) return of -9.31% for the same period.

Comparison of Change in Value of a $10,000 Investment for the period from 12/31/2008 through 12/31/2018

Total Returns for the Period Ended December 31, 2018

	Ticker	1 Year	3 Years	5 Years	10 Years	Value of $10,000 12/31/2008- 12/31/2018
Institutional Class (1,2,7)	STSIX	3.26%	10.72%	4.61%	13.87%	$36,642
Y Class (1,3,7)	SPWYX	3.18%	10.65%	4.52%	13.73%	$36,190
Investor Class (1,7)	STSGX	2.93%	10.44%	4.32%	13.57%	$35,704
A without Sales Charge (1,4,7)	SPWAX	3.03%	10.38%	4.24%	13.48%	$35,421
A with Sales Charge (1,4,7)	SPWAX	(2.87)%	8.22%	3.01%	12.81%	$33,381
C without Sales Charge (1,5,7)	SPWCX	2.19%	9.53%	3.45%	12.89%	$33,625
C with Sales Charge (1,5,7)	SPWCX	1.19%	9.53%	3.45%	12.89%	$33,625

Russell 2000® Growth Index (6)		(9.31)%	7.24%	5.13%	13.52%	$35,547
S&P 500 Index (6)		(4.38)%	9.26%	8.49%	13.12%	$34,303

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to the Investor Class was waived from 2008 through 2013, fully recovered in 2014, waived in 2015, partially recovered in 2017 and fully recovered in 2018. Performance prior to waiving fees was lower than actual returns shown from 2008 through 2013 and in 2015.

2.

A portion of the fees charged to the Institutional Class was waived from 2008 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than actual returns shown from 2008 through 2013.

6

American Beacon Stephens Small Cap Growth FundSM

Performance Overview

December 31, 2018 (Unaudited)

3.

Fund performance for the ten-year period represents the returns achieved by the Investor Class from 12/31/08 up to 2/24/12, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are lower than those of the Investor Class. Therefore, total returns shown may be lower than they would have been had the Y Class been in existence since 12/31/08. A portion of the fees charged to the Y Class was waived in 2012 and 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than actual returns shown in 2012 and 2013.

4.

Fund performance for the ten-year period represents the returns achieved by the Investor Class from 12/31/08 up to 2/24/12, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 12/31/08. A portion of the fees charged to the A Class was waived in 2012 partially recovered in 2013 and 2014, and fully recovered in 2015. Performance prior to waiving fees was lower than actual returns shown for 2012. A Class has a maximum sales charge of 5.75%.

5.

Fund performance for the ten-year period represents the returns achieved by the Investor Class from 12/31/08 up to 2/24/12, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 12/31/08. A portion of the fees charged to the C Class was waived in 2012, partially recovered in 2013 and 2014, and fully recovered in 2015. Performance prior to waiving fees was lower than actual returns shown for 2012. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.

The Russell 2000® Growth Index is an unmanaged index of those stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index of approximately 2000 smaller-capitalization stocks from various industrial sectors. The Russell 2000 Growth Index and the Russell 2000 Index are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any error or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States. The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global or its affiliates (“SPDJI”) and has been licensed for use by American Beacon Advisors. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”). Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The American Beacon Stephens Small Cap Growth Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions or interruptions of the S&P 500 Index. One cannot directly invest in an index.

7.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares were 1.08%, 1.14%, 1.29%, 1.40% and 2.14%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index due to both security selection and sector allocation.

Security selection added the most value for the period, led by positions in Industrials and Health Care. In the Industrials sector, AXON Enterprise, Inc. (up 76.5%), Heico Corp. (up 23.5%) and CoStar Group (up 14.9%) were the largest contributors to performance. Within Health Care, Abiomed, Inc. was up 68.6%, while HMS Holdings was up 65.2% and ICON PLC was up 14.4%.

The aforementioned performance was modestly offset by poor selection in the Fund’s Consumer Staples and Financials sectors. In Consumer Staples, the following companies detracted the most from relative performance: ELF Beauty (down 32.6%) and MGP Ingredients Inc. (down 26.1%). Within Financials, EZCORP, Inc. was down 38.4% and PRA Group, Inc. was down 35.7%, a further drag on relative returns for the period.

As it relates to sector allocation, a significant overweight to Information Technology (the best performing sector in the Index) was the primary contributor to relative performance. An underweight to Materials (one of the worst performers for the Index) further impacted returns for the period. Slightly offsetting some of this performance was an overweight to Energy (the worst performer for the Index), as well as an underweight to Health Care.

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in smaller capitalization stocks with above-average growth potential.

7

American Beacon Stephens Small Cap Growth FundSM

Performance Overview

December 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
ICON PLC		2.1
Five9, Inc.		1.6
Proto Labs, Inc.		1.6
Omnicell, Inc.		1.6
Semtech Corp.		1.6
HEICO Corp., Class A		1.6
Aaron’s, Inc.		1.6
Green Dot Corp., Class A		1.6
Trex Co., Inc.		1.6
Ollie’s Bargain Outlet Holdings, Inc.		1.6

Total Fund Holdings	103

Sector Allocation (% Equities)
Information Technology		30.8
Health Care		21.0
Industrials		16.9
Consumer Discretionary		13.1
Financials		9.0
Consumer Staples		3.2
Communication Services		3.2
Energy		1.9
Materials		0.9

8

American Beacon FundsSM

Expense Examples

December 31, 2018 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2018 through December 31, 2018.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

9

American Beacon FundsSM

Expense Examples

December 31, 2018 (Unaudited)

American Beacon Stephens Mid-Cap Growth Fund

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period 7/1/2018-12/31/2018*
Institutional Class
Actual	$1,000.00	$904.40	$4.27
Hypothetical**	$1,000.00	$1,020.72	$4.53
Y Class
Actual	$1,000.00	$903.90	$4.75
Hypothetical**	$1,000.00	$1,020.22	$5.04
Investor Class
Actual	$1,000.00	$903.10	$6.00
Hypothetical**	$1,000.00	$1,018.90	$6.36
A Class
Actual	$1,000.00	$902.60	$6.19
Hypothetical**	$1,000.00	$1,018.70	$6.56
C Class
Actual	$1,000.00	$899.50	$9.77
Hypothetical**	$1,000.00	$1,014.92	$10.36
R6 Class#
Actual	$1,000.00	$1,000.00	$-
Hypothetical**	$1,000.00	$1,025.21	$-

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.89%, 0.99%, 1.25%, 1.29%, 2.04% and 0% for the Institutional, Y, Investor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.
#	Launched on December 31, 2018 and commenced operations on January 2, 2019.

American Beacon Stephens Small Cap Growth Fund

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period 7/1/2018-12/31/2018*
Institutional Class
Actual	$1,000.00	$874.00	$5.10
Hypothetical**	$1,000.00	$1,019.76	$5.50
Y Class
Actual	$1,000.00	$873.30	$5.43
Hypothetical**	$1,000.00	$1,019.41	$5.85
Investor Class
Actual	$1,000.00	$872.70	$6.37
Hypothetical**	$1,000.00	$1,018.40	$6.87
A Class
Actual	$1,000.00	$873.00	$6.66
Hypothetical**	$1,000.00	$1,018.10	$7.17
C Class
Actual	$1,000.00	$869.20	$10.22
Hypothetical**	$1,000.00	$1,014.27	$11.02

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.09%, 1.15%, 1.38%, 1.38%, and 2.15% for the Institutional, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

10

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Shareholders of American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund and the Board of Trustees of American Beacon Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund (collectively referred to as the “Funds), (two of the funds constituting American Beacon Funds (the “Trust”)), including the schedules of investments, as of December 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting American Beacon Funds) at December 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more American Beacon investment companies since 1987.

Dallas, Texas

February 26, 2019

11

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

COMMON STOCKS - 98.28%

Communication Services - 5.79%

Entertainment - 4.88%
Electronic Arts, Inc.A	16,483	$1,300,674
Live Nation Entertainment, Inc.A	38,704	1,906,172
Spotify Technology S.A.A	7,889	895,401
Take-Two Interactive Software, Inc.A	14,211	1,462,880

		5,565,127

Interactive Media & Services - 0.91%
Match Group, Inc.B	24,050	1,028,619

Total Communication Services		6,593,746

Consumer Discretionary - 14.51%

Distributors - 0.72%
LKQ Corp.A	34,615	821,414

Diversified Consumer Services - 1.33%
Bright Horizons Family Solutions, Inc.A	13,600	1,515,720

Hotels, Restaurants & Leisure - 2.20%
Domino’s Pizza, Inc.	6,062	1,503,315
MGM Resorts International	41,335	1,002,787

		2,506,102

Internet & Direct Marketing Retail - 3.40%
Expedia Group, Inc.	8,835	995,263
GrubHub, Inc.A	18,375	1,411,384
MercadoLibre, Inc.	5,025	1,471,571

		3,878,218

Multiline Retail - 0.52%
Ollie’s Bargain Outlet Holdings, Inc.A	8,931	594,001

Specialty Retail - 4.43%
Burlington Stores, Inc.A	12,279	1,997,425
Ross Stores, Inc.	15,533	1,292,345
Ulta Salon Cosmetics & Fragrance, Inc.A	7,181	1,758,196

		5,047,966

Textiles, Apparel & Luxury Goods - 1.91%
Canada Goose Holdings, Inc.A	10,143	443,452
Lululemon Athletica, Inc.A	14,295	1,738,415

		2,181,867

Total Consumer Discretionary		16,545,288

Consumer Staples - 2.48%

Beverages - 2.48%
Brown-Forman Corp., Class B	24,237	1,153,197
Monster Beverage Corp.A	33,983	1,672,643

		2,825,840

Total Consumer Staples		2,825,840

See accompanying notes

12

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

COMMON STOCKS - 98.28% (continued)

Energy - 2.76%

Energy Equipment & Services - 0.50%
Core Laboratories N.V.	9,601	$572,796

Oil, Gas & Consumable Fuels - 2.26%
Cabot Oil & Gas Corp.	54,698	1,222,500
Pioneer Natural Resources Co.	6,368	837,519
Range Resources Corp.	53,575	512,713

		2,572,732

Total Energy		3,145,528

Financials - 3.93%

Banks - 2.19%
East West Bancorp, Inc.	28,203	1,227,677
SVB Financial GroupA	6,664	1,265,627

		2,493,304

Capital Markets - 1.74%
MarketAxess Holdings, Inc.	9,391	1,984,412

Total Financials		4,477,716

Health Care - 22.79%

Biotechnology - 1.24%
Alexion Pharmaceuticals, Inc.A	7,195	700,505
Exelixis, Inc.A	35,975	707,629

		1,408,134

Health Care Equipment & Supplies - 10.53%
ABIOMED, Inc.A	5,553	1,804,947
Align Technology, Inc.A	3,427	717,716
DexCom, Inc.A	12,861	1,540,748
Hologic, Inc.A	30,726	1,262,838
IDEXX Laboratories, Inc.A	11,383	2,117,466
Intuitive Surgical, Inc.A	3,789	1,814,628
ResMed, Inc.	18,049	2,055,240
Varian Medical Systems, Inc.A	6,100	691,191

		12,004,774

Health Care Providers & Services - 1.91%
Acadia Healthcare Co., Inc.A	29,622	761,581
Henry Schein, Inc.A	17,988	1,412,418

		2,173,999

Health Care Technology - 3.00%
Cerner Corp.A	23,807	1,248,439
Medidata Solutions, Inc.A	20,020	1,349,749
Veeva Systems, Inc., Class AA	9,204	822,101

		3,420,289

Life Sciences Tools & Services - 5.50%
ICON PLCA	12,510	1,616,417
Illumina, Inc.A	7,367	2,209,584
PRA Health Sciences, Inc.A	13,444	1,236,310
QIAGEN N.V.A	35,215	1,213,157

		6,275,468

See accompanying notes

13

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

COMMON STOCKS - 98.28% (continued)

Health Care - 22.79% (continued)

Pharmaceuticals - 0.61%
Pacira Pharmaceuticals, Inc.A	16,228	$698,129

Total Health Care		25,980,793

Industrials - 14.87%

Aerospace & Defense - 2.39%
Harris Corp.	11,025	1,484,516
HEICO Corp., Class A	19,631	1,236,753

		2,721,269

Air Freight & Logistics - 0.57%
CH Robinson Worldwide, Inc.	7,783	654,473

Commercial Services & Supplies - 1.39%
Copart, Inc.A	33,214	1,586,965

Electrical Equipment - 1.66%
Rockwell Automation, Inc.	7,197	1,083,005
Sensata Technologies Holding PLCA	18,036	808,734

		1,891,739

Industrial Conglomerates - 1.00%
Roper Technologies, Inc.	4,295	1,144,704

Machinery - 0.54%
Middleby Corp.A	5,962	612,476

Professional Services - 4.58%
CoStar Group, Inc.A	5,168	1,743,373
IHS Markit Ltd.A	23,611	1,132,619
Verisk Analytics, Inc.A	18,144	1,978,422
WageWorks, Inc.A	13,524	367,312

		5,221,726

Road & Rail - 0.99%
JB Hunt Transport Services, Inc.	12,107	1,126,435

Trading Companies & Distributors - 1.75%
Fastenal Co.	17,866	934,213
MSC Industrial Direct Co., Inc., Class A	13,777	1,059,727

		1,993,940

Total Industrials		16,953,727

Information Technology - 30.92%

Communications Equipment - 1.09%
Palo Alto Networks, Inc.A	6,602	1,243,487

Electronic Equipment, Instruments & Components - 5.20%
Cognex Corp.	31,035	1,200,123
FLIR Systems, Inc.	40,305	1,754,880
IPG Photonics Corp.A	8,514	964,551
Keysight Technologies, Inc.A	16,098	999,364
National Instruments Corp.	22,175	1,006,301

		5,925,219

See accompanying notes

14

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

COMMON STOCKS - 98.28% (continued)

Information Technology - 30.92% (continued)

IT Services - 6.76%
Euronet Worldwide, Inc.A	13,838	$1,416,734
Fiserv, Inc.A	17,512	1,286,957
Global Payments, Inc.	14,984	1,545,300
Shopify, Inc., Class AA	3,841	531,786
Square, Inc., Class AA	26,041	1,460,640
WEX, Inc.A	10,493	1,469,650

		7,711,067

Semiconductors & Semiconductor Equipment - 3.59%
Microchip Technology, Inc.B	21,000	1,510,320
NXP Semiconductors N.V.	6,251	458,073
ON Semiconductor Corp.A	28,489	470,353
Xilinx, Inc.	19,432	1,655,024

		4,093,770

Software - 14.28%
2U, Inc.A	10,449	519,524
ANSYS, Inc.A	5,975	854,067
Aspen Technology, Inc.A	21,692	1,782,649
Autodesk, Inc.A	12,661	1,628,331
Cadence Design Systems, Inc.A	36,464	1,585,455
DocuSign, Inc.A	20,118	806,329
Dropbox, Inc., Class AA	31,429	642,094
Fortinet, Inc.A	17,275	1,216,678
Guidewire Software, Inc.A	5,587	448,245
Proofpoint, Inc.A	6,191	518,868
PTC, Inc.A	14,153	1,173,284
Splunk, Inc.A	11,397	1,194,975
Tableau Software, Inc., Class AA	12,955	1,554,600
Tyler Technologies, Inc.A	4,055	753,500
Ultimate Software Group, Inc.A	6,527	1,598,267

		16,276,866

Total Information Technology		35,250,409

Materials - 0.23%

Chemicals - 0.23%
Albemarle Corp.	3,439	265,044

Total Common Stocks (Cost $94,345,563)		112,038,091

SHORT-TERM INVESTMENTS - 1.09% (Cost $1,239,434)

Investment Companies - 1.09%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.20%C D	1,239,434	1,239,434

SECURITIES LENDING COLLATERAL - 0.93% (Cost $1,055,421)

Investment Companies - 0.93%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.20%C D	1,055,421	1,055,421

TOTAL INVESTMENTS - 100.30% (Cost $96,640,418)		114,332,946
LIABILITIES, NET OF OTHER ASSETS - (0.30%)		(337,680)

TOTAL NET ASSETS - 100.00%		$113,995,266

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan at December 31, 2018.

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

PLC - Public Limited Company.

See accompanying notes

15

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

December 31, 2018

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2018, the investments were classified as described below:

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$112,038,091	$-	$-	$112,038,091
Short-Term Investments	1,239,434	-	-	1,239,434
Securities Lending Collateral	1,055,421	-	-	1,055,421

Total Investments in Securities - Assets	$114,332,946	$-	$-	$114,332,946

U.S. GAAP requires transfers between all levels to level 3 be disclosed. During the year ended December 31, 2018, there were no transfers into or out of Level 3.

See accompanying notes

16

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

COMMON STOCKS - 101.64%

Communication Services - 3.23%

Entertainment - 1.30%
Take-Two Interactive Software, Inc.A	44,524	$4,583,301

Interactive Media & Services - 1.18%
ANGI Homeservices, Inc., Class AA	259,187	4,165,135

Wireless Telecommunication Services - 0.75%
Boingo Wireless, Inc.A	128,060	2,634,194

Total Communication Services		11,382,630

Consumer Discretionary - 13.30%

Diversified Consumer Services - 3.18%
Bright Horizons Family Solutions, Inc.A	41,263	4,598,761
Chegg, Inc.A	159,067	4,520,684
Grand Canyon Education, Inc.A	21,934	2,108,735

		11,228,180

Hotels, Restaurants & Leisure - 2.11%
Potbelly Corp.A	237,742	1,913,823
Wingstop, Inc.	85,874	5,512,252

		7,426,075

Internet & Direct Marketing Retail - 1.78%
GrubHub, Inc.A	32,372	2,486,493
Stamps.com, Inc.A	24,387	3,795,593

		6,282,086

Multiline Retail - 1.57%
Ollie’s Bargain Outlet Holdings, Inc.A	83,039	5,522,924

Specialty Retail - 3.98%
Aaron’s, Inc.	134,120	5,639,746
Boot Barn Holdings, Inc.A	168,605	2,871,343
Five Below, Inc.A	14,408	1,474,227
Monro, Inc.	58,878	4,047,862

		14,033,178

Textiles, Apparel & Luxury Goods - 0.68%
Canada Goose Holdings, Inc.A	55,020	2,405,475

Total Consumer Discretionary		46,897,918

Consumer Staples - 3.25%

Beverages - 1.04%
MGP Ingredients, Inc.B	64,422	3,675,275

Food Products - 2.21%
Calavo Growers, Inc.	66,129	4,824,772
Limoneira Co.	151,552	2,962,842

		7,787,614

Total Consumer Staples		11,462,889

Energy - 1.92%

Energy Equipment & Services - 0.66%
Core Laboratories N.V.	18,142	1,082,352
RigNet, Inc.A	98,805	1,248,895

		2,331,247

See accompanying notes

17

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

COMMON STOCKS - 101.64% (continued)

Energy - 1.92% (continued)

Oil, Gas & Consumable Fuels - 1.26%
Callon Petroleum Co.A	190,371	$1,235,508
Carrizo Oil & Gas, Inc.A	80,870	913,022
PDC Energy, Inc.A	34,665	1,031,630
Range Resources Corp.	129,972	1,243,832

		4,423,992

Total Energy		6,755,239

Financials - 9.19%

Banks - 2.16%
Allegiance Bancshares, Inc.A	43,630	1,412,303
Ameris Bancorp	91,868	2,909,460
East West Bancorp, Inc.	25,385	1,105,009
Veritex Holdings, Inc.A	101,683	2,173,982

		7,600,754

Capital Markets - 1.37%
MarketAxess Holdings, Inc.	22,873	4,833,294

Consumer Finance - 5.66%
Encore Capital Group, Inc.A B	123,076	2,892,286
EZCORP, Inc., Class AA	449,581	3,475,261
FirstCash, Inc.	67,509	4,884,276
Green Dot Corp., Class AA	69,873	5,556,301
PRA Group, Inc.A	129,886	3,165,322

		19,973,446

Total Financials		32,407,494

Health Care - 21.32%

Biotechnology - 2.84%
Ligand Pharmaceuticals, Inc.A	38,893	5,277,780
Repligen Corp.A	89,611	4,726,084

		10,003,864

Health Care Equipment & Supplies - 4.82%
ABIOMED, Inc.A	9,066	2,946,813
Insulet Corp.A	26,383	2,092,699
Neogen Corp.A	78,370	4,467,090
NuVasive, Inc.A	76,793	3,805,861
Penumbra, Inc.A	30,040	3,670,888

		16,983,351

Health Care Providers & Services - 2.71%
Acadia Healthcare Co., Inc.A	107,124	2,754,158
BioTelemetry, Inc.A	48,417	2,891,464
HealthEquity, Inc.A	65,617	3,914,054

		9,559,676

Health Care Technology - 4.99%
HealthStream, Inc.	101,616	2,454,026
HMS Holdings Corp.A	162,420	4,568,875
Medidata Solutions, Inc.A	71,892	4,846,959
Omnicell, Inc.A	93,576	5,730,594

		17,600,454

See accompanying notes

18

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

COMMON STOCKS - 101.64% (continued)

Health Care - 21.32% (continued)

Life Sciences Tools & Services - 4.15%
Bio-Techne Corp.	23,147	$3,349,834
ICON PLCA	57,124	7,380,992
PRA Health Sciences, Inc.A	42,548	3,912,714

		14,643,540

Pharmaceuticals - 1.81%
Pacira Pharmaceuticals, Inc.A	108,600	4,671,972
Supernus Pharmaceuticals, Inc.A	51,332	1,705,249

		6,377,221

Total Health Care		75,168,106

Industrials - 17.16%

Aerospace & Defense - 5.37%
Aerovironment, Inc.A	28,196	1,915,918
Axon Enterprise, Inc.A	85,323	3,732,881
HEICO Corp., Class A	89,981	5,668,803
Kratos Defense & Security Solutions, Inc.A	250,240	3,525,882
Mercury Systems, Inc.A	86,585	4,094,605

		18,938,089

Air Freight & Logistics - 1.31%
Echo Global Logistics, Inc.A	109,255	2,221,154
Hub Group, Inc., Class AA	64,913	2,406,325

		4,627,479

Building Products - 1.57%
Trex Co., Inc.A	93,278	5,536,982

Machinery - 4.53%
Kornit Digital Ltd.A B	186,284	3,487,236
Lindsay Corp.	22,423	2,158,214
Proto Labs, Inc.A	51,136	5,767,629
RBC Bearings, Inc.A	34,648	4,542,353

		15,955,432

Professional Services - 1.71%
CoStar Group, Inc.A	13,810	4,658,666
WageWorks, Inc.A	50,495	1,371,444

		6,030,110

Trading Companies & Distributors - 2.67%
Beacon Roofing Supply, Inc.A	98,099	3,111,700
MSC Industrial Direct Co., Inc., Class A	39,023	3,001,649
SiteOne Landscape Supply, Inc.A	59,519	3,289,615

		9,402,964

Total Industrials		60,491,056

Information Technology - 31.29%

Electronic Equipment, Instruments & Components - 3.35%
Cognex Corp.	70,347	2,720,319
FLIR Systems, Inc.	102,730	4,472,864
National Instruments Corp.	61,321	2,782,747
nLight, Inc.A B	102,559	1,823,499

		11,799,429

See accompanying notes

19

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

COMMON STOCKS - 101.64% (continued)

Information Technology - 31.29% (continued)

IT Services - 3.13%
Euronet Worldwide, Inc.A	48,121	$4,926,628
MAXIMUS, Inc.	31,933	2,078,519
WEX, Inc.A	28,865	4,042,832

		11,047,979

Semiconductors & Semiconductor Equipment - 3.82%
CyberOptics Corp.A B	52,047	917,589
Inphi Corp.A	46,790	1,504,298
Power Integrations, Inc.	36,157	2,204,854
Semtech Corp.A	124,357	5,704,256
Silicon Laboratories, Inc.A	40,025	3,154,370

		13,485,367

Software - 20.99%
2U, Inc.A	54,066	2,688,161
8x8, Inc.A	242,550	4,375,602
Aspen Technology, Inc.A	66,839	5,492,829
Cornerstone OnDemand, Inc.A	53,144	2,680,052
CyberArk Software Ltd.A	48,580	3,601,721
Envestnet, Inc.A	82,967	4,081,147
FireEye, Inc.A	220,040	3,566,848
Five9, Inc.A	132,833	5,807,459
Globant S.A.A	61,996	3,491,615
Guidewire Software, Inc.A	50,403	4,043,833
Manhattan Associates, Inc.A	80,389	3,406,082
Mimecast Ltd.A	84,345	2,836,522
Proofpoint, Inc.A	54,496	4,567,310
PROS Holdings, Inc.A	136,958	4,300,481
Q2 Holdings, Inc.A	85,650	4,243,957
Qualys, Inc.A	59,464	4,444,339
SPS Commerce, Inc.A	33,741	2,779,584
Tyler Technologies, Inc.A	18,045	3,353,122
Ultimate Software Group, Inc.A	17,284	4,232,333

		73,992,997

Total Information Technology		110,325,772

Materials - 0.98%

Chemicals - 0.98%
Balchem Corp.	44,275	3,468,946

Total Common Stocks (Cost $247,412,085)		358,360,050

SECURITIES LENDING COLLATERAL - 3.22% (Cost $11,354,466)

Investment Companies - 3.22%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.20%C D	11,354,466	11,354,466

TOTAL INVESTMENTS - 104.86% (Cost $258,766,551)		369,714,516
LIABILITIES, NET OF OTHER ASSETS - (4.86%)		(17,141,404)

TOTAL NET ASSETS - 100.00%		$352,573,112

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan at December 31, 2018.

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

PLC - Public Limited Company.

See accompanying notes

20

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

December 31, 2018

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2018, the investments were classified as described below:

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$358,360,050	$-	$-	$358,360,050
Securities Lending Collateral	11,354,466	-	-	11,354,466

Total Investments in Securities - Assets	$369,714,516	$-	$-	$369,714,516

U.S. GAAP requires transfers between all levels to level 3 be disclosed. During the year ended December 31, 2018, there were no transfers into or out of Level 3.

See accompanying notes

21

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2018

	Stephens Mid-Cap Growth Fund	Stephens Small Cap Growth Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$112,038,091	$358,360,050
Investments in affiliated securities, at fair value‡	2,294,855	11,354,466
Dividends and interest receivable	10,742	50,376
Receivable for investments sold	289,417	4,283,189
Receivable for fund shares sold	737,018	2,247,701
Receivable for expense reimbursement (Note 2)	25,780	-
Prepaid expenses	54,053	44,480

Total assets	115,449,956	376,340,262

Liabilities:
Payable for investments purchased	134,790	188,425
Payable for fund shares redeemed	111,759	8,150,951
Dividends and interest expense payable	-	605
Payable for interfund loan	-	3,640,918
Management and sub-advisory fees payable (Note 2)	89,901	323,027
Service fees payable (Note 2)	9,372	16,646
Transfer agent fees payable (Note 2)	6,661	15,890
Payable upon return of securities loaned (Note 8)§	1,055,421	11,354,466
Custody and fund accounting fees payable	5,348	13,969
Professional fees payable	35,321	38,591
Payable for prospectus and shareholder reports	2,922	23,506
Other liabilities	3,195	156

Total liabilities	1,454,690	23,767,150

Net assets	$113,995,266	$352,573,112

Analysis of net assets:
Paid-in-capital	$88,331,890	$235,383,475
Total distributable earnings (deficits)A	25,663,376	117,189,637

Net assets	$113,995,266	$352,573,112

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	3,513,585	17,845,734

Y Class	486,082	3,426,749

Investor Class	805,172	4,191,646

A Class	694,239	429,846

C Class	145,522	95,116

R6 ClassB	4,710	N/A

Net assets:
Institutional Class	$74,603,963	$246,845,478

Y Class	$10,252,661	$46,998,050

Investor Class	$14,330,547	$52,359,859

A Class	$12,293,695	$5,293,719

C Class	$2,414,400	$1,076,006

R6 ClassB	$100,000	N/A

Net asset value, offering and redemption price per share:
Institutional Class	$21.23	$13.83

Y Class	$21.09	$13.72

Investor Class	$17.80	$12.49

A Class	$17.71	$12.32

A Class (offering price)	$18.79	$13.07

C Class	$16.59	$11.31

R6 ClassB	$21.23	N/A

† Cost of investments in unaffiliated securities	$94,345,563	$247,412,085
‡ Cost of investments in affiliated securities	$2,294,855	$11,354,466
§ Fair value of securities on loan	$1,049,086	$11,031,447

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

B Class launched on December 31, 2018 and commenced operations on January 2, 2019 (Note 1).

See accompanying notes

22

American Beacon FundsSM

Statements of Operations

For the year ended December 31, 2018

	Stephens Mid-Cap Growth Fund	Stephens Small Cap Growth Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†C	$489,222	$1,239,842	C
Dividend income from affiliated securities (Note 7)	69,073	60,385
Income derived from securities lending (Note 8)	13,564	429,639

Total investment income	571,859	1,729,866

Expenses:
Management and sub-advisory fees (Note 2)	1,086,604	5,232,932
Transfer agent fees:
Institutional Class (Note 2)	58,234	155,552
Y Class (Note 2)	7,450	82,443
Investor Class	2,184	3,639
A Class	514	371
C Class	209	90
Custody and fund accounting fees	30,641	71,916
Professional fees	37,047	52,744
Registration fees and expenses	95,346	94,703
Service fees (Note 2):
Investor Class	52,299	164,746
A Class	14,806	5,178
C Class	1,601	1,118
Distribution fees (Note 2):
A Class	37,352	16,056
C Class	18,832	11,907
Prospectus and shareholder report expenses	14,409	50,838
Trustee fees (Note 2)	8,553	36,702
Other expenses	12,596	54,863

Total expenses	1,478,677	6,035,798

Net fees waived and expenses (reimbursed) / recouped (Note 2)	(103,756)	53

Net expenses	1,374,921	6,035,851

Net investment (loss)	(803,062)	(4,305,985)

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	15,570,916	111,127,480
Change in net unrealized (depreciation) of:
Investments in unaffiliated securitiesB	(16,821,873)	(66,227,807)

Net gain (loss) from investments	(1,250,957)	44,899,673

Net increase (decrease) in net assets resulting from operations	$(2,054,019)	$40,593,688

† Foreign taxes	$3,538	$8,168

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

C Includes non-recurring dividends of $836,385, for the Stephens Small Cap Growth Fund.

See accompanying notes

23

American Beacon FundsSM

Statements of Changes in Net Assets

	Stephens Mid-Cap Growth Fund		Stephens Small Cap Growth Fund
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment (loss)	$(803,062)	$(383,965)	$(4,305,985)	$(4,974,499)
Net realized gain from investments in unaffiliated securities	15,570,916	7,127,682	111,127,480	35,805,473
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	(16,821,873)	15,861,967	(66,227,807)	75,670,510

Net increase (decrease) in net assets resulting from operations	(2,054,019)	22,605,684	40,593,688	106,501,484

Distributions to shareholders:
Net realized gain from investments:
Institutional Class	-	(2,690,238)	-	(14,512,324)
Y Class	-	(245,604)	-	(2,773,676)
Investor Class	-	(774,146)	-	(1,840,808)
A Class	-	(751,075)	-	(199,473)
C Class	-	(100,863)	-	(36,826)
R6 Class**	-	-	-	-
Total retained earnings:*
Institutional Class	(5,425,780)	-	(76,595,283)	-
Y Class	(757,041)	-	(18,278,992)	-
Investor Class	(1,251,731)	-	(16,618,636)	-
A Class	(1,124,545)	-	(1,689,188)	-
C Class	(144,407)	-	(366,743)	-
R6 Class**	-	-	-	-

Net distributions to shareholders	(8,703,504)	(4,561,926)	(113,548,842)	(19,363,107)

Capital share transactions (Note 10):
Proceeds from sales of shares	78,079,866	20,138,157	138,657,979	95,024,755
Reinvestment of dividends and distributions	8,387,775	4,482,386	100,058,452	19,039,862
Cost of shares redeemed	(58,755,155)	(26,940,208)	(387,151,403)	(217,450,885)

Net increase (decrease) in net assets from capital share transactions	27,712,486	(2,319,665)	(148,434,972)	(103,386,268)

Net increase (decrease) in net assets	16,954,963	15,724,093	(221,390,126)	(16,247,891)

Net assets:
Beginning of period	97,040,303	81,316,210	573,963,238	590,211,129

End of period	$113,995,266	$97,040,303	$352,573,112	$573,963,238

* Distributions from net investment income and net realized capital gains are combined for the year ended December 31, 2018. See Note 1 in the Notes to Financial Statements for more information regarding new accounting pronouncements.

** Class launched on December 31, 2018 and commenced operations on January 2, 2019 in the Stephens Mid-Cap Growth Fund (Note 1).

See accompanying notes

24

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of December 31, 2018, the Trust consists of thirty-three active series, two of which are presented in this filing: American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund (collectively, the “Funds” and each individually a “Fund”).The remaining thirty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the year ended December 31, 2018, the Funds have chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

In August 2018, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

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Notes to Financial Statements

December 31, 2018

Class Disclosure

On December 31, 2018, the Stephens Mid-Cap Growth Fund created the R6 Class, a new class to provide third party intermediaries an investment option for the large 401(K) plans that does not charge 12b-1 or sub-transfer agency fees. Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	All investors participating in retirement plan directly or through intermediary organizations.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

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Notes to Financial Statements

December 31, 2018

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to any Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Funds’ average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with Stephens Investment Management Group LLC (the “Sub-Advisor”) pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedule:

Stephens Mid-Cap Growth Fund

First $100 million	0.50%
Over $100 million	0.45%

Stephens Small Cap Growth

First $200 million	0.65%
Over $200 million	0.60%

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Notes to Financial Statements

December 31, 2018

The Management and Sub-Advisory Fees paid by the Funds for the year ended December 31, 2018 were as follows:

Stephens Mid-Cap Growth Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$463,461
Sub-Advisor Fees	0.46%	623,143

Total	0.81%	$1,086,604

Stephens Small Cap Growth Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,919,064
Sub-Advisor Fees	0.63%	3,313,868

Total	0.98%	$5,232,932

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statements of Operations. During the year ended December 31, 2018, the Manager received securities lending fees of $1,418 and $40,623 for the securities lending activities of the Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively.

Distribution Plans

The Funds, except for the A and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to

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Notes to Financial Statements

December 31, 2018

customers of the intermediaries that hold positions in the Institutional and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the year ended December 31, 2018, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Stephens Mid-Cap Growth	$62,169
Stephens Small Cap Growth	221,926

As of December 31, 2018, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Stephens Mid-Cap Growth	$5,920
Stephens Small Cap Growth	13,502

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended December 31, 2018, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral in USG Select Fund	Total
Stephens Mid-Cap Growth	$3,945	$1,375	$5,320
Stephens Small Cap Growth	3,381	25,432	28,813

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities

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Notes to Financial Statements

December 31, 2018

of the credit facility to the Board. During the year ended December 31, 2018, the Stephens Mid-Cap Growth Fund borrowed on average $5,569,294 for 9 days at an average interest rate of 2.96% with interest charges of $3,960 and Stephens Small Cap Growth Fund borrowed on average $3,721,428 for 37 days at an average interest rate of 2.42% with interest charges of $9,441. These amounts are recorded as “Other expenses” in the Statements of Operations. For the year ended December 31, 2018, the Stephens Small Cap Growth Fund had an outstanding loan recorded as “Payable for interfund loan” of $3,640,918 on the Statements of Assets and Liabilities.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the Funds’ expense cap. During the year ended December 31, 2018, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap
Fund	Class	1/1/2018 - 6/30/2018	7/1/2018 - 12/31/2018	Reimbursed Expenses	(Recouped) Expenses	Expiration of Reimbursed Expenses
Stephens Mid-Cap Growth	Institutional	0.99%	0.89%	$92,500	$-	2021
Stephens Mid-Cap Growth	Y	1.09%	0.99%	3,347	-	2021
Stephens Mid-Cap Growth	Investor	N/A	1.25%	5,230	-	2021
Stephens Mid-Cap Growth	A	1.34%	1.29%	2,392	-	2021
Stephens Mid-Cap Growth	C	2.09%	2.04%	287	-	2021
Stephens Small Cap Growth	Investor	N/A	N/A	-	(53)	2021

Of these amounts, $25,780 was disclosed as a receivable from the Manager on the Statements of Assets and Liabilities at December 31, 2018 for the Stephens Mid-Cap Growth Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2021. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are unlikely. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Stephens Mid-Cap Growth	$-	$54,783	$-	2019
Stephens Mid-Cap Growth	-	47,661	-	2020
Stephens Small Cap Growth	(53)	-	-	N/A

The Distributor

Effective March 1, 2018, Resolute Investment Distributors, Inc. (“RID” or “Distributor”) replaced Foreside Fund Services, LLC (“Foreside”) as the Funds’ distributor and principal underwriter of the Funds’ shares.

RID is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is affiliated with the Manager through common ownership. Under a Distribution Agreement with the Trust, the Distributor acts as the distributor and principal underwriter of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of the Funds’ shares. Pursuant to the Distribution Agreement, to the extent applicable, the Distributor receives, and may re-allocate to

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Notes to Financial Statements

December 31, 2018

broker-dealers, all or a portion of the sales charge paid by the purchasers of A Class and C Class shares. For A Class and C Class shares, the Distributor receives commission revenue consisting of the portion of A Class and C Class sales charge remaining after the allowances by the Distributor to the broker-dealers. The Distributor retains any portion of the commission fees that are not paid to the broker-dealers for use solely to pay distribution related expenses.

Prior to March 1, 2018, Foreside served as the distributor and principal underwriter of the Funds’ shares. Pursuant to a Sub-Administration Agreement between Foreside and the Manager in effect through February 28, 2018, Foreside received a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of Foreside to facilitate distribution of Fund shares. Foreside also received a fee from the Manager under a Marketing Agreement pursuant to which Foreside provided services in connection with the marketing of a Fund to institutional investors. Pursuant to the Distribution Agreement with the Trust in effect through February 28, 2018, Foreside received, and may have re-allocated to broker-dealers, all or a portion of the sales charge paid by the purchasers of A and C Class shares. For A and C Class shares, Foreside received commission revenues consisting of the portion of A and C Class sales charge remaining after the allowances by Foreside to the broker dealers. Foreside retained any portion of the commission fees that were not paid to the broker-dealers for use solely to pay distribution related expenses.

Sales Commissions

The Funds’ Distributor, formerly Foreside, may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the period January 1, 2018 to February 28, 2018, Foreside collected $177 and $170 for American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund, respectively, from the sale of Class A Shares. During the period March 1, 2018 through December 31, 2018, RID collected $2,157 and $1,983 for the American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund, respectively, from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended December 31, 2018, there were no CDSC fees collected for Class A Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period January 1, 2018 to February 28, 2018, Foreside collected CDSC fees of $209 for Class C Shares of the American Beacon Stephens Mid-Cap Growth Fund. During the period March 1, 2018 through December 31, 2018, RID collected $173 and $223 for the American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund, respectively, for Class C Shares.

Trustee Fees and Expenses

As compensation for their service to the Trust, American Beacon Select Funds, American Beacon Institutional Funds Trust, American Beacon Sound Point Enhanced Income Fund, and American Beacon Apollo Total Return Fund, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at

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Notes to Financial Statements

December 31, 2018

special Board and/or Committee meetings from time to time. The Board Chair receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value, as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, ETFs, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

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Notes to Financial Statements

December 31, 2018

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to market risk. TheFunds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

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Notes to Financial Statements

December 31, 2018

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is

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December 31, 2018

difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of the Fund’s investments in the United Kingdom and Europe.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including ETFs and money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Sector Risk

Sector risk is the risk associated with the Funds holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Funds have substantial holdings within a particular sector, the risks to the Funds associated with that sector increase

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent may indemnify the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2018.

Stephens Mid-Cap Growth Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2018
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,055,421	$-	$-	$-	$1,055,421

Total Borrowings	$1,055,421	$-	$-	$-	$1,055,421

Gross amount of recognized liabilities for securities lending transactions					$1,055,421

Stephens Small Cap Growth Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2018
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$11,354,466	$-	$-	$-	$11,354,466

Total Borrowings	$11,354,466	$-	$-	$-	$11,354,466

Gross amount of recognized liabilities for securities lending transactions					$11,354,466

6.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2018 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

The tax character of distributions paid were as follows:

	Stephens Mid-Cap Growth Fund		Stephens Small Cap Growth Fund
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017
Distributions paid from:
Long-term capital gains
Institutional Class	$5,425,780	$2,690,238	$76,595,283	$14,512,324
Y Class	757,041	245,604	18,278,992	2,773,676
Investor Class	1,251,731	774,146	16,618,636	1,840,808
A Class	1,124,545	751,075	1,689,188	199,473
C Class	144,407	100,863	366,743	36,826

Total distributions paid	$8,703,504	$4,561,926	$113,548,842	$19,363,107

As of December 31, 2018, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Stephens Mid-Cap Growth	$97,953,663	$21,919,393	$(5,540,110)	$16,379,283
Stephens Small Cap Growth	263,083,781	125,737,116	(19,106,381)	106,630,735

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Stephens Mid-Cap Growth	$16,379,283	$-	$9,284,093	$-	$-	$25,663,376
Stephens Small Cap Growth	106,630,735	-	10,558,902	-	-	117,189,637

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from non-utilization of net operating losses and excise tax paid as of December 31, 2018:

Fund	Paid-In-Capital	Distributable Earnings/(Deficits)
Stephens Mid-Cap Growth	$(803,062)	$803,062
Stephens Small Cap Growth	(4,305,985)	4,305,985

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

During the year ended December 31, 2018, the Funds did not have any capital loss carryforwards.

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended December 31, 2018 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Stephens Mid-Cap Growth	$65,030,568	$48,580,558
Stephens Small Cap Growth	86,077,912	342,484,302

A summary of the Funds’ transactions in the USG Select Fund for the year ended December 31, 2018 are as follows:

Fund	Type of Transaction	December 31, 2017 Shares/Fair Value	Purchases	Sales	December 31, 2018 Shares/Fair Value	Dividend Income
Stephens Mid-Cap Growth	Direct	$295,830	$68,213,523	$67,269,919	$1,239,434	$69,073
Stephens Mid-Cap Growth	Securities Lending	1,853,081	36,851,043	37,648,703	1,055,421	N/A
Stephens Small Cap Growth	Direct	1,257,376	114,917,006	116,174,382	-	60,385
Stephens Small Cap Growth	Securities Lending	48,083,424	171,418,273	208,147,231	11,354,466	N/A

8. Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of December 31, 2018, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Stephens Mid-Cap Growth	$1,049,086	$1,055,421	$-	$1,055,421
Stephens Small Cap Growth	11,031,447	11,354,466	-	11,354,466

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

9.  Borrowing Arrangements

Effective November 15, 2018 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 14, 2019, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 14, 2019 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended December 31, 2018, the Funds did not utilize this facility.

39

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	Institutional Class
	Year Ended December 31,
	2018		2017
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	2,358,949	$58,811,049	668,863	$13,919,732
Reinvestment of dividends	250,100	5,174,568	117,773	2,652,250
Shares redeemed	(1,809,263)	(42,838,051)	(830,684)	(17,481,948)

Net increase (decrease) in shares outstanding	799,786	$21,147,566	(44,048)	$(909,966)

	Y Class
	Year Ended December 31,
	2018		2017
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	299,355	$7,427,070	170,499	$3,611,313
Reinvestment of dividends	36,061	741,056	10,385	232,728
Shares redeemed	(101,782)	(2,476,639)	(66,224)	(1,391,934)

Net increase in shares outstanding	233,634	$5,691,487	114,660	$2,452,107

	Investor Class
	Year Ended December 31,
	2018		2017
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	438,488	$9,927,938	67,121	$1,177,130
Reinvestment of dividends	69,860	1,211,364	39,069	750,512
Shares redeemed	(473,243)	(10,248,837)	(165,370)	(3,048,034)

Net increase (decrease) in shares outstanding	35,105	$890,465	(59,180)	$(1,120,392)

	A Class
	Year Ended December 31,
	2018		2017
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	33,452	$726,471	56,836	$995,134
Reinvestment of dividends	64,851	1,119,326	39,072	747,845
Shares redeemed	(130,372)	(2,604,564)	(252,690)	(4,653,221)

Net (decrease) in shares outstanding	(32,069)	$(758,767)	(156,782)	$(2,910,242)

	C Class
	Year Ended December 31,
	2018		2017
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	63,297	$1,087,338	25,836	$434,847
Reinvestment of dividends	8,748	141,461	5,452	99,052
Shares redeemed	(29,360)	(587,064)	(20,605)	(365,071)

Net increase in shares outstanding	42,685	$641,735	10,683	$168,828

	R6 Class
	Period Ended December 31, 2018A
Stephens Mid-Cap Growth Fund
Shares sold	4,710	$100,000

Net increase in shares outstanding	4,710	$100,000

40

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

	Institutional Class
	Year Ended December 31,
	2018		2017
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	3,867,303	$82,471,413	4,504,922	$79,205,971
Reinvestment of dividends	4,704,001	63,362,893	748,200	14,290,622
Shares redeemed	(13,532,203)	(291,145,177)	(9,812,486)	(177,676,084)

Net (decrease) in shares outstanding	(4,960,899)	$(145,310,871)	(4,559,364)	$(84,179,491)

	Y Class
	Year Ended December 31,
	2018		2017
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	882,266	$18,176,645	613,505	$10,869,740
Reinvestment of dividends	1,361,228	18,172,394	141,907	2,696,242
Shares redeemed	(3,157,113)	(57,685,578)	(1,364,123)	(24,219,003)

Net (decrease) in shares outstanding	(913,619)	$(21,336,539)	(608,711)	$(10,653,021)

	Investor Class
	Year Ended December 31,
	2018		2017
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	1,652,665	$34,553,602	225,973	$3,803,038
Reinvestment of dividends	1,355,706	16,485,380	101,889	1,818,722
Shares redeemed	(1,734,700)	(34,493,228)	(681,438)	(11,357,320)

Net increase (decrease) in shares outstanding	1,273,671	$16,545,754	(353,576)	$(5,735,560)

	A Class
	Year Ended December 31,
	2018		2017
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	140,666	$2,978,897	68,302	$1,115,642
Reinvestment of dividends	140,687	1,686,836	11,268	199,210
Shares redeemed	(167,136)	(3,468,914)	(222,857)	(3,683,945)

Net increase (decrease) in shares outstanding	114,217	$1,196,819	(143,287)	$(2,369,093)

	C Class
	Year Ended December 31,
	2018		2017
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	26,426	$477,422	1,859	$30,364
Reinvestment of dividends	31,847	350,949	2,084	35,066
Shares redeemed	(21,527)	(358,506)	(32,639)	(514,533)

Net increase (decrease) in shares outstanding	36,746	$469,865	(28,696)	$(449,103)

A Class launched on December 31, 2018 and commenced operations on January 2, 2019.

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

41

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Year Ended December 31,
	2018		2017	2016	2015	2014

Net asset value, beginning of period	$22.45		$18.29	$18.11	$19.24	$19.76

Income (loss) from investment operations:
Net investment (loss)	(0.12	)C	(0.07)	(0.26)	(0.13)	(0.04)
Net gains (losses) on investments (both realized and unrealized)	0.57		5.26	1.49	(0.11)	0.72

Total income (loss) from investment operations	0.45		5.19	1.23	(0.24)	0.68

Less distributions:
Dividends from net investment income	-		-	-	-	-
Distributions from net realized gains	(1.67)		(1.03)	(1.05)	(0.89)	(1.20)

Total distributions	(1.67)		(1.03)	(1.05)	(0.89)	(1.20)

Net asset value, end of period	$21.23		$22.45	$18.29	$18.11	$19.24

Total returnA	2.20%		28.38%	6.76%	(1.23)%	3.41%

Ratios and supplemental data:
Net assets, end of period	$74,603,963		$60,933,913	$50,451,447	$76,666,136	$87,620,400
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.04%		1.07%	1.09%	1.01%	1.05%
Expenses, net of reimbursements or recoupmentsB	0.94%		0.99%	1.00%	0.99%	1.00%
Net investment (loss), before expense reimbursements	(0.60)%		(0.36)%	(0.60)%	(0.54)%	(0.53)%
Net investment (loss), net of reimbursements	(0.50)%		(0.28)%	(0.51)%	(0.53)%	(0.48)%
Portfolio turnover rate	38%		24%	22%	19%	37%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
C	Per share amounts have been calculated using the average shares method.

See accompanying notes

42

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,
	2018		2017	2016	2015	2014

Net asset value, beginning of period	$22.34		$18.22	$18.06	$19.22	$19.76

Income (loss) from investment operations:
Net investment income (loss)	(0.15	)C	0.12	(0.10)	(0.15)	(0.06)
Net gains (losses) on investments (both realized and unrealized)	0.57		5.03	1.31	(0.12)	0.72

Total income (loss) from investment operations	0.42		5.15	1.21	(0.27)	0.66

Less distributions:
Dividends from net investment income	-		-	-	-	-
Distributions from net realized gains	(1.67)		(1.03)	(1.05)	(0.89)	(1.20)

Total distributions	(1.67)		(1.03)	(1.05)	(0.89)	(1.20)

Net asset value, end of period	$21.09		$22.34	$18.22	$18.06	$19.22

Total returnA	2.08%		28.27%	6.67%	(1.39)%	3.31%

Ratios and supplemental data:
Net assets, end of period	$10,252,661		$5,639,207	$2,510,649	$2,479,918	$3,109,192
Ratios to average net assets:
Expenses, before reimbursements	1.08%		1.11%	1.12%	1.06%	1.10%
Expenses, net of reimbursementsB	1.03%		1.09%	1.12%	1.09%	1.10%
Net investment (loss), before expense reimbursements	(0.64)%		(0.42)%	(0.63)%	(0.60)%	(0.57)%
Net investment (loss), net of reimbursements	(0.59)%		(0.40)%	(0.63)%	(0.63)%	(0.58)%
Portfolio turnover rate	38%		24%	22%	19%	37%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
C	Per share amounts have been calculated using the average shares method.

See accompanying notes

43

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,
	2018	2017	2016	2015	2014

Net asset value, beginning of period	$19.15	$15.77	$15.80	$16.97	$17.64

Income (loss) from investment operations:
Net investment (loss)	(0.12)	(0.21)	(0.27)	(0.32)	(0.36)
Net gains on investments (both realized and unrealized)	0.44	4.62	1.29	0.04	0.89

Total income (loss) from investment operations	0.32	4.41	1.02	(0.28)	0.53

Less distributions:
Dividends from net investment income	-	-	-	-	-
Distributions from net realized gains	(1.67)	(1.03)	(1.05)	(0.89)	(1.20)

Total distributions	(1.67)	(1.03)	(1.05)	(0.89)	(1.20)

Net asset value, end of period	$17.80	$19.15	$15.77	$15.80	$16.97

Total returnA	1.91%	27.97%	6.42%	(1.63)%	2.97%

Ratios and supplemental data:
Net assets, end of period	$14,330,547	$14,749,984	$13,078,292	$14,814,940	$19,551,562
Ratios to average net assets:
Expenses, before reimbursements	1.28%	1.29%	1.38%	1.32%	1.27%
Expenses, net of reimbursementsB	1.25%	1.29%	1.38%	1.35%	1.38%
Net investment (loss), before expense reimbursements	(0.86)%	(0.58)%	(0.89)%	(0.85)%	(0.77)%
Net investment (loss), net of reimbursements	(0.83)%	(0.58)%	(0.89)%	(0.89)%	(0.88)%
Portfolio turnover rate	38%	24%	22%	19%	37%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

44

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,
	2018	2017	2016	2015	2014

Net asset value, beginning of period	$19.08	$15.72	$15.77	$16.94	$17.61

Income (loss) from investment operations:
Net investment (loss)	(0.24)	(0.28)	(0.14)	(0.20)	(0.19)
Net gains (losses) on investments (both realized and unrealized)	0.54	4.67	1.14	(0.08)	0.72

Total income (loss) from investment operations	0.30	4.39	1.00	(0.28)	0.53

Less distributions:
Dividends from net investment income	-	-	-	-	-
Distributions from net realized gains	(1.67)	(1.03)	(1.05)	(0.89)	(1.20)

Total distributions	(1.67)	(1.03)	(1.05)	(0.89)	(1.20)

Net asset value, end of period	$17.71	$19.08	$15.72	$15.77	$16.94

Total returnA	1.81%	27.93%	6.30%	(1.63)%	2.97%

Ratios and supplemental data:
Net assets, end of period	$12,293,695	$13,854,727	$13,886,296	$13,907,563	$16,505,844
Ratios to average net assets:
Expenses, before reimbursements	1.33%	1.39%	1.42%	1.36%	1.45%
Expenses, net of reimbursementsB	1.31%	1.39%	1.41%	1.39%	1.45%
Net investment (loss), before expense reimbursements	(0.91)%	(0.67)%	(0.92)%	(0.90)%	(0.94)%
Net investment (loss), net of reimbursements	(0.89)%	(0.67)%	(0.92)%	(0.93)%	(0.94)%
Portfolio turnover rate	38%	24%	22%	19%	37%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

45

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,
	2018		2017	2016	2015	2014

Net asset value, beginning of period	$18.11		$15.08	$15.28	$16.57	$17.38

Income (loss) from investment operations:
Net investment (loss)	(0.33	)C	(0.11)	(0.60)	(0.17)	(0.27)
Net gains (losses) on investments (both realized and unrealized)	0.48		4.17	1.45	(0.23)	0.66

Total income (loss) from investment operations	0.15		4.06	0.85	(0.40)	0.39

Less distributions:
Dividends from net investment income	-		-	-	-	-
Distributions from net realized gains	(1.67)		(1.03)	(1.05)	(0.89)	(1.20)

Total distributions	(1.67)		(1.03)	(1.05)	(0.89)	(1.20)

Net asset value, end of period	$16.59		$18.11	$15.08	$15.28	$16.57

Total returnA	1.07%		26.93%	5.52%	(2.39)%	2.21%

Ratios and supplemental data:
Net assets, end of period	$2,414,400		$1,862,472	$1,389,526	$2,123,334	$1,901,906
Ratios to average net assets:
Expenses, before reimbursements	2.07%		2.11%	2.19%	2.11%	2.22%
Expenses, net of reimbursementsB	2.06%		2.11%	2.18%	2.14%	2.20%
Net investment (loss), before expense reimbursements	(1.64)%		(1.40)%	(1.70)%	(1.65)%	(1.69)%
Net investment (loss), net of reimbursements	(1.63)%		(1.39)%	(1.69)%	(1.68)%	(1.68)%
Portfolio turnover rate	38%		24%	22%	19%	37%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
C	Per share amounts have been calculated using the average shares method.

See accompanying notes

46

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Period EndedA December 31, 2018
Net asset value, beginning of period	$21.23

Income from investment operations:
Less distributions:
Dividends from net investment income	-

Net asset value, end of period	$21.23

Ratios and supplemental data:
Net assets, end of period	$100,000
Ratios to average net assets:
Expenses, before reimbursements	0.00%
Expenses, net of reimbursements	0.00%
Net investment (loss), before expense reimbursements	0.00%
Net investment (loss), net of reimbursements	0.00%
Portfolio turnover rate	38	%B

A	Class launched on December 31, 2018 and commenced operations on January 2, 2019.
B	Not annualized.

See accompanying notes

47

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Year Ended December 31,
	2018		2017	2016		2015	2014

Net asset value, beginning of period	$19.01		$16.45	$15.08		$16.57	$17.83

Income (loss) from investment operations:
Net investment income (loss)	(0.33	)E	(0.23)	0.00	A	(0.13)	(0.07)
Net gains (losses) on investments (both realized and unrealized)	0.80		3.44	1.51		(0.65)	(0.49)

Total income (loss) from investment operations	0.47		3.21	1.51		(0.78)	(0.56)

Less distributions:
Dividends from net investment income	-		-	-		-	-
Distributions from net realized gains	(5.65)		(0.65)	(0.14)		(0.71)	(0.70)
Tax return of capitalB	-		0.00	-		-	-

Total distributions	(5.65)		(0.65)	(0.14)		(0.71)	(0.70)

Net asset value, end of period	$13.83		$19.01	$16.45		$15.08	$16.57

Total returnC	3.26%		19.52%	9.98%		(4.69)%	(3.14)%

Ratios and supplemental data:
Net assets, end of period	$246,845,478		$433,520,624	$450,286,537		$300,919,215	$359,958,471
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.09%		1.08%	1.09%		1.08%	1.08%
Expenses, net of reimbursements or recoupmentsD	1.09%		1.08%	1.09%		1.08%	1.10%
Net investment (loss), before expense reimbursements	(0.76)%		(0.79)%	(0.78)%		(0.67)%	(0.59)%
Net investment (loss), net of reimbursements or recoupments	(0.76)%		(0.79)%	(0.78)%		(0.67)%	(0.61)%
Portfolio turnover rate	16%		22%	40%		25%	46%

A	Amount represents less than $0.01 per share.
B	The distributions from return of capital is calculated based on outstanding shares at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
E	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.36).

See accompanying notes

48

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,
	2018		2017	2016	2015	2014

Net asset value, beginning of period	$18.91		$16.38	$15.02	$16.54	$17.81

Income (loss) from investment operations:
Net investment (loss)	(0.49	)D	(0.28)	(0.52)	(0.14)	(0.12)
Net gains (losses) on investments (both realized and unrealized)	0.95		3.46	2.02	(0.67)	(0.45)

Total income (loss) from investment operations	0.46		3.18	1.50	(0.81)	(0.57)

Less distributions:
Dividends from net investment income	-		-	-	-	-
Distributions from net realized gains	(5.65)		(0.65)	(0.14)	(0.71)	(0.70)
Tax return of capitalA	-		0.00	-	-	-

Total distributions	(5.65)		(0.65)	(0.14)	(0.71)	(0.70)

Redemption fees added to beneficial interests	-		-	-	-	-

Net asset value, end of period	$13.72		$18.91	$16.38	$15.02	$16.54

Total returnB	3.25%		19.42%	9.96%	(4.88)%	(3.20)%

Ratios and supplemental data:
Net assets, end of period	$46,998,050		$82,072,563	$81,069,652	$142,980,166	$171,901,004
Ratios to average net assets:
Expenses, before reimbursements	1.15%		1.14%	1.15%	1.14%	1.16%
Expenses, net of reimbursementsC	1.15%		1.14%	1.15%	1.14%	1.16%
Net investment (loss), before expense reimbursements	(0.83)%		(0.85)%	(0.81)%	(0.74)%	(0.67)%
Net investment (loss), net of reimbursements or recoupments	(0.83)%		(0.85)%	(0.81)%	(0.74)%	(0.69)%
Portfolio turnover rate	16%		22%	40%	25%	46%

A	The distributions from return of capital is calculated based on outstanding shares at the time of distribution.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
D	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.52).

See accompanying notes

49

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,
	2018		2017	2016	2015	2014

Net asset value, beginning of period	$17.77		$15.45	$14.20	$15.71	$16.98

Income (loss) from investment operations:
Net investment (loss)	(0.21	)DE	(0.37)	(0.41)	(0.82)	(0.16)
Net gains (losses) on investments (both realized and unrealized)	0.58		3.34	1.80	0.02	(0.41)

Total income (loss) from investment operations	0.37		2.97	1.39	(0.80)	(0.57)

Less distributions:
Dividends from net investment income	-		-	-	-	-
Distributions from net realized gains	(5.65)		(0.65)	(0.14)	(0.71)	(0.70)
Tax return of capitalA	-		0.00	-	-	-

Total distributions	(5.65)		(0.65)	(0.14)	(0.71)	(0.70)

Net asset value, end of period	$12.49		$17.77	$15.45	$14.20	$15.71

Total returnB	2.93%		19.23%	9.76%	(5.08)%	(3.35)%

Ratios and supplemental data:
Net assets, end of period	$52,359,859		$51,839,469	$50,544,287	$55,921,959	$147,227,308
Ratios to average net assets:
Expenses, before reimbursements	1.38%		1.29%	1.35%	1.40%	1.31%
Expenses, net of reimbursementsC	1.38%		1.31%	1.35%	1.39%	1.37%
Net investment (loss), before expense reimbursements	(1.05)%		(1.01)%	(1.02)%	(1.01)%	(0.81)%
Net investment (loss), net of reimbursements	(1.05)%		(1.03)%	(1.02)%	(1.00)%	(0.88)%
Portfolio turnover rate	16%		22%	40%	25%	46%

A	The distributions from return of capital is calculated based on outstanding shares at the time of distribution.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
D	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.24).
E	Per share amounts have been calculated using the average shares method.

See accompanying notes

50

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31
	2018		2017	2016		2015	2014

Net asset value, beginning of period	$17.59		$15.32	$14.10		$15.61	$16.91

Income (loss) from investment operations:
Net investment (loss)	(0.22	)EF	(0.62)	(0.31)		(0.19)	(0.18)
Net gains (losses) on investments (both realized and unrealized)	0.60		3.54	1.67		(0.61)	(0.42)

Total income (loss) from investment operations	0.38		2.92	1.36		(0.80)	(0.60)

Less distributions:
Dividends from net investment income	-		-	(0.00	)A	-	-
Distributions from net realized gains	(5.65)		(0.65)	(0.14)		(0.71)	(0.70)
Tax return of capitalB	-		0.00	-		-	-

Total distributions	(5.65)		(0.65)	(0.14)		(0.71)	(0.70)

Net asset value, end of period	$12.32		$17.59	$15.32		$14.10	$15.61

Total returnC	3.03%		19.06%	9.61%		(5.11)%	(3.54)%

Ratios and supplemental data:
Net assets, end of period	$5,293,719		$5,553,261	$7,029,682		$8,197,136	$9,701,510
Ratios to average net assets:
Expenses, before reimbursements	1.38%		1.40%	1.46%		1.44%	1.51%
Expenses, net of reimbursementsD	1.38%		1.40%	1.46%		1.48%	1.52%
Net investment (loss), before expense reimbursements	(1.09)%		(1.11)%	(1.14)%		(1.03)%	(1.02)%
Net investment (loss), net of reimbursements	(1.09)%		(1.11)%	(1.14)%		(1.08)%	(1.03)%
Portfolio turnover rate	16%		22%	40%		25%	46%

A	Amount represents less than $0.01 per share.
B	The distributions from return of capital is calculated based on outstanding shares at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
E	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.25).
F	Per share amounts have been calculated using the average shares method.

See accompanying notes

51

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,
	2018		2017	2016	2015	2014

Net asset value, beginning of period	$16.74		$14.71	$13.65	$15.26	$16.66

Income (loss) from investment operations:
Net investment (loss)	(0.35	)DE	(1.25)	(1.08)	(0.31)	(0.24)
Net gains (losses) on investments (both realized and unrealized)	0.57		3.93	2.28	(0.59)	(0.46)

Total income (loss) from investment operations	0.22		2.68	1.20	(0.90)	(0.70)

Less distributions:
Dividends from net investment income	-		-	-	-	-
Distributions from net realized gains	(5.65)		(0.65)	(0.14)	(0.71)	(0.70)
Tax return of capitalA	-		-	0.00	-	-

Total distributions	(5.65)		(0.65)	(0.14)	(0.71)	(0.70)

Net asset value, end of period	$11.31		$16.74	$14.71	$13.65	$15.26

Total returnB	2.19%		18.22%	8.76%	(5.89)%	(4.20)%

Ratios and supplemental data:
Net assets, end of period	$1,076,006		$977,321	$1,280,971	$2,348,424	$2,771,316
Ratios to average net assets:
Expenses, before reimbursements	2.15%		2.14%	2.23%	2.19%	2.26%
Expenses, net of reimbursementsC	2.15%		2.14%	2.23%	2.26%	2.27%
Net investment (loss), before expense reimbursements	(1.84)%		(1.86)%	(1.91)%	(1.79)%	(1.76)%
Net investment (loss), net of reimbursements	(1.84)%		(1.86)%	(1.91)%	(1.85)%	(1.77)%
Portfolio turnover rate	16%		22%	40%	25%	46%

A	The distributions from return of capital is calculated based on outstanding shares at the time of distribution.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
D	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.38).
E	Per share amounts have been calculated using the average shares method.

See accompanying notes

52

American Beacon FundsSM

Federal Tax Information

December 31, 2018 (Unaudited)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended December 31, 2018. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2018.

The Funds designated the following items with regard to distributions paid during the fiscal year ended December 31, 2018. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Stephens Mid-Cap Growth	0.00%
Stephens Small Cap Growth	0.00%

Qualified Dividend Income:

Stephens Mid-Cap Growth	0.00%
Stephens Small Cap Growth	0.00%

Long-Term Capital Gain Distributions:

Stephens Mid-Cap Growth	$8,703,504
Stephens Small Cap Growth	113,548,842

Short-Term Capital Gain Distributions:

Stephens Mid-Cap Growth	$-
Stephens Small Cap Growth	-

Shareholders received notification in January 2019 of the applicable tax information necessary to prepare their 2018 income tax returns.

53

Trustees and Officers of the American Beacon FundsSM (Unaudited)

The Trustees and officers of the American Beacon Funds (the “Trust”) are listed below, together with their principal occupations during the past five years. The address of each person listed below is 220 Las Colinas Boulevard East, Suite 1200, Irving, Texas 75039. Each Trustee oversees thirty-seven funds in the fund complex that includes the Trust, the American Beacon Select Funds, the American Beacon Institutional Funds Trust, the American Beacon Sound Point Enhanced Income Fund and the American Beacon Apollo Total Return Fund. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Alan D. Feld** (82)	Trustee since 1996	Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Trustee, American Beacon Mileage Funds (1996-2012); Trustee, American Beacon Select Funds (1999-Present); Trustee, American Beacon Master Trust (1996-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–Present); Trustee, American Beacon Apollo Total Return Fund (2018–Present).

NON-INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Gilbert G. Alvarado (49)	Trustee since 2015	Director, Kura MD, Inc. (local telehealth organization) (2015-present); Vice President & CFO, Sierra Health Foundation (health conversion private foundation) (2006-Present); Vice President & CFO, Sierra Health Foundation: Center for Health Program Management (California public benefit corporation) (2012-Present); Director, Innovative North State (2012-2015); Director, Sacramento Regional Technology Alliance (2011-2016); Director, Women’s Empowerment (2009-2014); Director, Valley Healthcare Staffing (2017–present); Trustee, American Beacon Select Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–Present); Trustee, American Beacon Apollo Total Return Fund (2018–Present).

Joseph B. Armes (56)	Trustee since 2015	Chairman & CEO, CSW Industrials f/k/a Capital Southwest Corporation (investment company) (2015-Present); Chairman of the Board of Capital Southwest Corporation, predecessor to CSW Industrials, Inc. (2014-present) (investment company); CEO, Capital Southwest Corporation (2013-2015); President & CEO, JBA Investment Partners (family investment vehicle) (2010-Present); Director and Chair of Audit Committee, RSP Permian (oil and gas producer) (2013-Present); Trustee, American Beacon Select Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–Present); Trustee, American Beacon Apollo Total Return Fund (2018–Present).

Gerard J. Arpey (60)	Trustee since 2012	Director, The Home Depot, Inc. (2015-Present); Partner, Emerald Creek Group (private equity firm) (2011-Present); Director, S.C. Johnson & Son, Inc. (privately held company) (2008-present); Trustee, American Beacon Select Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–Present); Trustee, American Beacon Apollo Total Return Fund (2018–Present).

54

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
NON-INTERESTED TRUSTEES (CONT.)	Term
Brenda A. Cline (58)	Trustee since 2004 Chair since 2019 Vice Chair 2018	Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Director, Tyler Technologies, Inc. (public sector software solutions company) (2014-Present); Director, Range Resources Corporation (oil and natural gas company) (2015-Present); Trustee, Cushing Closed-End Funds (2017-Present); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Eugene J. Duffy (64)	Trustee since 2008	Managing Director, Global Investment Management Distribution, Mesirow Financial (2016-Present); Managing Director, Institutional Services, Intercontinental Real Estate Corporation (2014-Present); Principal and Executive Vice President, Paradigm Asset Management (1994-2014); Director, Sunrise Bank of Atlanta (2008-2013); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Claudia A. Holz*** (61)	Trustee since 2018	Partner, KPMG LLP (1990-2017); Trustee, American Beacon Select Funds (2018-Present); Trustee, American Beacon Institutional Funds Trust (2018-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Douglas A. Lindgren**** (57)	Trustee since 2018	CEO North America, Carne Global Financial Services (2016-2017); Managing Director, IPS Investment Management and Global Head, Content Management, UBS Wealth Management (2010-2016); Managing Director, P&S Hedge Funds, UBS Wealth Management (2008-2010); Managing Director, Head of Alternative Investments, UBS Financial Services, Inc. (2005-2008); Trustee, American Beacon Select Funds (2018-Present); Trustee, American Beacon Institutional Funds Trust (2018-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Richard A. Massman (75)	Trustee since 2004 Chair 2008-2018 Chair Emeritus since 2019	Consultant and General Counsel Emeritus, Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities) (2009-Present); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Barbara J. McKenna, CFA (55)	Trustee since 2012	Managing Principal, Longfellow Investment Management Company (2005-Present); Trustee, American Beacon Select Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

55

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
NON-INTERESTED TRUSTEES (CONT.)	Term
R. Gerald Turner (73)	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, J.C. Penney Company, Inc. (1996-Present); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Trustee, American Beacon Mileage Funds (2001-2012); Trustee, American Beacon Select Funds (2001-Present); Trustee, American Beacon Master Trust (2001-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

OFFICERS	Term
One Year

Gene L. Needles, Jr. (64)	President since 2009	CEO and Director (2009 – Present), and Chairman (2018-Present), American Beacon Advisors, Inc.; President, American Beacon Advisors (2009-2018); President (2015-2018), Director and CEO (2015-Present), and Chairman (2018-Present), Resolute Investment Holdings, LLC; Director, Chairman and CEO, Resolute Topco, Inc. (2015-Present), President (2015-2018); Director, Chairman and CEO, Resolute Acquisition, Inc. (2015-Present); President (2015-2018), Chairman and CEO, Resolute Investment Managers, Inc. (2015-Present), President (2015-2018); Director, Chairman, President and CEO, Resolute Investment Distributors (2017-Present); Director, Chairman, President and CEO; Resolute Investment Services, Inc. (2015-Present); President and CEO, Lighthouse Holdings Parent, Inc. (2009-2015); President, CEO and Director, Lighthouse Holdings, Inc. (2009-2015); Manager, President and CEO, American Private Equity Management, LLC (2012-Present); Director, Chairman, President and CEO, Alpha Quant Advisors, LLC (2016-Present); Director, ARK Investment Management LLC (2016-Present); Director, Shapiro Capital Management LLC (2017-Present); Director, Chairman and CEO, Continuous Capital, LLC (2018-Present); Director and President, American Beacon Cayman Transformational Innovation Company, LTD., (2017-2018); President American Beacon Cayman TargetRisk Company, Ltd. (2018-Present); President, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Member, Investment Advisory Committee, Employees Retirement System of Texas (2017-Present); Trustee, American Beacon NextShares Trust (2015-Present); President, American Beacon Select Funds (2009-Present); American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); President, American Beacon Institutional Funds Trust (2017-Present); President, American Beacon Sound Point Enhanced Income Fund (2018-Present); President, American Beacon Apollo Total Return Fund (2018-Present); President,

56

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Rosemary K. Behan (59)	VP, Secretary and Chief Legal Officer since 2006	Vice President, Secretary and General Counsel, American Beacon Advisors, Inc. (2006-Present); Secretary, Resolute Investment Holdings, LLC (2015-Present); Secretary, Resolute Topco, Inc. (2015-Present); Secretary, Resolute Acquisition, Inc. (2015-Present); Vice President, Secretary and General Counsel, Resolute Investment Managers, Inc. (2015-Present); Secretary, Resolute Investment Distributors, Inc. (2017-Present); Vice President, Secretary and General Counsel, Resolute Investment Services, Inc. (2015-Present); Vice President and Secretary, Lighthouse Holdings Parent, Inc. (2008-2015); Vice President and Secretary, Lighthouse Holdings, Inc. (2008-2015); Secretary, American Private Equity Management, LLC (2008-Present); Secretary, Alpha Quant Advisors, LLC (2016-Present); Vice President and Secretary, Continuous Capital, LLC (2018-Present); Secretary, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Secretary, American Beacon Cayman Transformational Innovation Company, Ltd. (2017-2018; Secretary, American Beacon Cayman TargetRisk Company, Ltd (2018-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Select Funds (2006-Present); Secretary, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Institutional Funds Trust (2017-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Chief Legal Officer, Vice President and Secretary American Beacon Apollo Total Return Fund (2018-Present).

Brian E. Brett (58)	VP since 2004	Senior Vice President, Head of Distribution (2012-Present), Vice President, Director of Sales (2004-2012), American Beacon Advisors, Inc.; Senior Vice President, Resolute Investment Managers, Inc. (2017-Present); Senior Vice President, Resolute Investment Distributors, Inc. (2018-Present), Vice President (2017-2018); Senior Vice President, Resolute Investment Services, Inc. (2017-Present); Senior Vice President, Lighthouse Holdings Parent, Inc. (2008-2015); Senior Vice President, Lighthouse Holdings, Inc. (2008-2015); Vice President, American Beacon Select Funds (2004-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President American Beacon Apollo Total Return Fund (2018-Present).

Paul B. Cavazos (49)	VP since 2016	Chief Investment Officer and Senior Vice President, American Beacon Advisors, Inc. (2016-Present); Chief Investment Officer, DTE Energy (2007-2016); Vice President, American Private Equity Management, L.L.C. (2017-Present); Vice President, American Beacon Select Funds (2016-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President American Beacon Apollo Total Return Fund (2018-Present).

Erica Duncan (48)	VP Since 2011	Vice President, American Beacon Advisors, Inc. (2011-Present); Vice President, Resolute Investment Managers (2018-Present); Vice President, Resolute Investment Services, Inc. (2018-Present); Vice President, American Beacon Select Funds (2011-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President American Beacon Apollo Total Return Fund (2018-Present).

57

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Melinda G. Heika (57)	Treasurer since 2010	Treasurer and CFO (2010-Present), American Beacon Advisors, Inc.; Treasurer, Resolute Topco, Inc. (2015-Present); Treasurer, Resolute Investment Holdings, LLC. (2015-Present); Treasurer, Resolute Acquisition, Inc. (2015-Present); Treasurer and CFO, Resolute Investment Managers, Inc. (2017-Present); Treasurer, Resolute Investment Distributors, Inc. (2017-2017); Treasurer and CFO, Resolute Investment Services, Inc. (2015-Present); Treasurer, Lighthouse Holdings Parent Inc., (2010-2015); Treasurer, Lighthouse Holdings, Inc. (2010-2015); Treasurer, American Private Equity Management, LLC (2012-Present); Treasurer and CFO, Alpha Quant Advisors, LLC (2016-Present); Treasurer and CFO, Continuous Capital, LLC (2018-Present); Treasurer, American Beacon Cayman Transformational Innovation, Ltd. (2017-2018); Treasurer, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Treasurer, American Beacon Select Funds (2010-Present); Director and Treasurer, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Treasurer, American Beacon Institutional Funds Trust (2017-Present); Treasurer, American Beacon Sound Point Enhanced Income Fund (2018-Present); Treasurer, American Beacon Apollo Total Return Fund (2018-Present).

Terri L. McKinney (55)	VP since 2010	Vice President (2009-Present), Managing Director (2003-2009), American Beacon Advisors, Inc.; Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Resolute Investment Services, Inc (2018-Present); Vice President, Alpha Quant Advisors, LLC (2016-Present); Vice President, Continuous Capital, LLC (2018-Present); Vice President, American Beacon Select Funds (2010-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President, American Beacon Apollo Total Return Fund (2018-Present).

Jeffrey K. Ringdahl (43)	VP since 2010	Director (2015-Present), President (2018-Present), Chief Operating Officer (2010-Present), Senior Vice President (2013-2018), Vice President (2010-2013), American Beacon Advisors, Inc.; Director (2015-Present), President (2018-Present), Senior Vice Present (2015-2018, Resolute Investment Holdings, LLC; Director (2015-Present), President (2018-Present), Senior Vice President (2015-2018), Resolute Topco, Inc.; Director (2015-Present), President (2018-Present), Senior Vice President (2015-2018), Resolute Acquisition, Inc.; Director (2015-Present), President & COO (2018-Present), Senior Vice President (2015-2018), Resolute Investment Managers, Inc.; Director and Executive Vice President (2017-Present), Resolute Investment Distributors, Inc.; Director (2017-Present), President & COO (2018-Present), Executive Vice President (2017-2018), Resolute Investment Services, Inc.; Senior Vice President (2018-Present), Vice President (2012-2018), Manager (2015-2018), American Private Equity Management, LLC; Senior Vice President, Lighthouse Holdings Parent, Inc. (2013-2015); Senior Vice President, Lighthouse Holdings, Inc. (2013-2015); Trustee, American Beacon NextShares Trust (2015-Present); Director, Executive Vice President & COO, Alpha Quant Advisors, LLC (2016-Present); Director, Shapiro Capital Management, LLC (2017-Present); Director, Executive Vice President & COO, Continuous Capital, LLC (2018-Present); Director and Vice President, American Beacon Cayman Transformational Innovation Company, Ltd., (2017-Present); Vice President, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Vice President, American Beacon Cayman TargetRisk Company, Ltd (2018-Present); Vice President, American Beacon Select Funds (2010-2018); Director and Vice President, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President, American Beacon Apollo Total Return Fund (2018-Present)

58

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Samuel J. Silver (55)	VP Since 2011	Vice President (2011-Present), Chief Fixed Income Officer (2016-Present), American Beacon Advisors, Inc. (2011-Present); Vice President, American Beacon Select Funds (2011-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President, American Beacon Apollo Total Return Fund (2018-Present).

Christina E. Sears (47)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer, American Beacon Advisors, Inc. (2004-Present); Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Resolute Investment Distributors (2017-Present); Chief Compliance Officer, American Private Equity Management, LLC (2012-Present); Chief Compliance Officer and Vice President, Alpha Quant Advisors, LLC (2016-Present); Vice President, Continuous Capital, LLC (2018-Present); Chief Compliance Officer (2004-Present) and Assistant Secretary (1999-Present), American Beacon Select Funds; Chief Compliance Officer and Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Chief Compliance Officer and Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Chief Compliance Officer and Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present).

Sonia L. Bates (62)	Asst. Treasurer since 2011	Assistant Treasurer, American Beacon Advisors, Inc. (2011-2018); Assistant Treasurer, Lighthouse Holdings Parent Inc. (2011-2015); Assistant Treasurer, Lighthouse Holdings, Inc. (2011-2015); Assistant Treasurer, American Private Equity Management, LLC (2012-Present); Assistant Treasurer, American Beacon Cayman Transformational Innovation Company, Ltd. (2017-Present); Assistant Treasurer, American Beacon Cayman TargetRisk Company, Ltd. (2018-Present); Assistant Treasurer, American Beacon Select Funds (2011-Present); Assistant Treasurer, American Beacon Institutional Funds Trust (2017-Present); Assistant Treasurer, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Treasurer, American Beacon Apollo Total Return Fund (2018-Present).

Shelley D. Abrahams (44)	Assistant Secretary since 2008	Assistant Secretary, American Beacon Select Funds (2008-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present).

Rebecca L. Harris (52)	Assistant Secretary since 2010	Vice President, American Beacon Advisors, Inc. (2011-Present); Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Resolute Investment Services (2015-Present); Vice President, Alpha Quant Advisors, LLC (2016-Present); Vice President, Continuous Capital, LLC (2018-Present); Assistant Secretary, American Beacon Select Funds (2010-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present).

59

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Teresa A. Oxford (60)	Assistant Secretary since 2015	Assistant Secretary, American Beacon Advisors, Inc. (2015-Present); Assistant Secretary, Resolute Investment Distributors (2018-Present); Assistant Secretary, Resolute Investment Services (2018-Present); Assistant Secretary, Alpha Quant Advisors, LLC (2016-Present); Assistant Secretary, American Beacon Select Funds (2015-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present).

* As of 11/12/2014, the Board adopted a retirement plan that requires Trustees, other than Messrs. Feld and Massman to retire no later than the last day of the calendar year in which they reach the age of 75.

** Mr. Feld is deemed to be an “interested person” of the Trusts, as defined by the 1940 Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to one or more of the Trust’s sub-advisors.

*** Claudia A. Holz became a new Trustee to each of the Trusts on 4/1/2018.

**** Douglas A. Lindgren became a new Trustee to each of the Trusts on 1/1/2018.

60

American Beacon FundsSM

Privacy Policy

December 31, 2018 (Unaudited)

The American Beacon Funds recognize and respect the privacy of our shareholders. We are providing this notice to you, so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

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Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund are service marks of American Beacon Advisors, Inc.

AR 12/18

American Beacon®
FUNDS

2018 ANNUAL REPORT

December 31, 2018

BAHL & GAYNOR SMALL CAP GROWTH FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on “Quick Links” and then “Register for E-Delivery.”

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

BAHL & GAYNOR SMALL CAP GROWTH FUND

Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2018

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

December 2018, a month in which market volatility spiked and all major U.S. equity indexes declined, ending the year in negative territory, serves as a prime example of the importance of having a long-term investment perspective.

While long-term investing isn’t about identifying and anticipating the next big market move, it is about identifying the right investment products for riding out those moves. As a long-term investor, you should strive to accomplish the three Ds: direction, discipline and diversification.

▶   Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different types of investment categories and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. Our approach is more than a concept. It’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment products for your investment portfolio.

Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

Domestic Equity Market Overview

December 31, 2018 (Unaudited)

The 12-month period under review started with a nearly 6% rise in the S&P 500 Index (the “Index”) for January 2018, only to be followed by a decline of more than 8% over the first six trading days of February. The Index, which had risen by more than 9% by September 2018, reached 60 all-time highs during the year – the third-highest count on record. However, by December 31, all major U.S. indexes had declined and ended the year in negative territory. In relative terms for the year, large-cap stocks outpaced small-caps. Growth stocks also exhibited outperformance compared to Value stocks across all market caps. The Russell 2000 Growth Index outperformed the Russell 2000 Value Index by 3.55%, while the Russell 1000 Growth Index outperformed the Russell 1000 Value Index by 6.76%.

In the first quarter of 2018, most equity markets delivered gains in January only to see steep declines in early February. The selloff was triggered by strong wage growth numbers (rather than by weak economic data), which accelerated from 2.5% to 2.9% year-over-year – a substantial jump over just one month. The speed of the acceleration in wage growth caused investors to worry that U.S. short-term interest rate hikes from the Federal Reserve (the “Fed”) would have to rise faster than the economy could withstand, thereby inverting the U.S. yield curve and inducing a near-term economic recession. Volatility heightened with the Index displaying 23 daily moves of +/- 1% in the first quarter compared to total of only eight throughout 2017.

In the second quarter of 2018, headlines oscillated wildly between optimism (business investment, expansionary fiscal policy and general economic strength) and pessimism (trade wars, weakening international/emerging economies and rising interest rates). However, U.S. equity markets ultimately notched gains each month, suggesting a “win” for market optimism. Volatility drifted lower as rising U.S. Treasury bond/note yields stalled at a more palatable level for investors, indicating a less overheated or inflated economy. U.S. retail sales grew by more than 6% year-over-year in May and unemployment fell to 3.8% – the lowest level since 1969. Tariff announcements took a toll on companies with China exposure, and the Industrials sector trailed all other sectors on trade tension struggles.

In the third quarter of 2018, a booming U.S. economy drove domestic stocks higher, leaving the Index up 7.7% for the year-to-date period. In September, U.S. consumer confidence hit its highest level since 2000, while the monthly average of initial jobless claims fell to the lowest level since 1969. Wage growth rose to the highest level since 2009, supporting retail sales growth of more than 7% on a year-over-year basis. Also, the National Federation of Independent Business’s survey showed that small businesses were the most optimistic they’ve been since the survey began in 1974. U.S. stocks across all capitalizations gained during the quarter against this remarkably strong, economic-growth backdrop.

In the fourth quarter of 2018, volatility returned as U.S. equity markets closed out one of the worst quarters since the Great Financial Crisis in 2008. The quarter was characterized by multiple days of +500-point swings in the Dow Jones Industrial Average (“DJIA”). In fact, the Christmas holiday week was extraordinary in its extremes. Christmas Eve had the worst showing in the DJIA’s history with the largest single-day gain (1,086 points) on the next trading day and the largest intra-day recovery on the following day.

Further, the Index halted just shy of entering a bear market, which is defined as a 20% decline from peak to trough, before rebounding to close the fourth quarter of 2018 with a 13.52% decline. Despite economic expansion, corporate growth and a healthy consumer, markets were shaken as sentiment went from bullish to bearish over a multitude of concerns, including global economic deceleration, an unresolved trade war and the absorption of the reality of a less accommodative Fed. The defensive Utilities sector led the way as the only positive sector in the Index for the quarter.

2

American Beacon Bahl & Gaynor Small Cap Growth FundSM Performance Overview

December 31, 2018 (Unaudited)

The Investor Class of the American Beacon Bahl & Gaynor Small Cap Growth Fund (the “Fund”) returned -11.64% for the twelve months ended December 31, 2018. The Fund underperformed the Russell 2000 Growth Index (the “Index”) return of -9.31% for the same period.

Comparison of Change in Value of a $10,000 Investment for the period from 7/15/2014 through 12/31/2018

Total Returns for the Period Ended December 31, 2018

	Ticker	1 Year	3 Years	Since Inception (7/15/2014)	Value of $10,000 7/15/2014- 12/31/2018
Institutional Class (1,5)	GBSIX	(11.27)%	8.27%	6.44%	$13,214
Y Class (1,5)	GBSYX	(11.37)%	8.17%	6.35%	$13,164
Investor Class (1,5)	GBSPX	(11.64)%	7.83%	6.04%	$12,990
A without Sales Charge (1,2,5)	GBSAX	(11.70)%	7.84%	6.02%	$12,979
A with Sales Charge (1,2,5)	GBSAX	(16.78)%	5.72%	4.62%	$12,233
C without Sales Charge (1,3,5)	GBSCX	(12.26)%	7.03%	5.23%	$12,556
C with Sales Charge (1,3,5)	GBSCX	(13.26)%	7.03%	5.23%	$12,556

Russell 2000® Growth Index (4)		(9.31)%	7.24%	6.19%	$13,075
S&P 500 Index (4)		(4.38)%	9.26%	7.70%	$13,928

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown.

2.	A Class shares have a maximum sales charge of 5.75%.

3

American Beacon Bahl & Gaynor Small Cap Growth FundSM Performance Overview

December 31, 2018 (Unaudited)

3.	C Class shares have a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.

4.

The Russell 2000® Growth Index is an unmanaged index of those stocks in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index and the Russell 2000 Index are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States. The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global or its affiliates (“SPDJI”) and has been licensed for use by American Beacon Advisors. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”). Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The American Beacon Bahl & Gaynor Small Cap Growth Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions or interruptions of the S&P 500 Index. One cannot directly invest in an index.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares were 1.32%, 1.38%, 1.57%, 1.69% and 2.44%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index due to stock selection. Sector allocation added modest value for the period.

From a stock selection standpoint, the Fund’s holdings in the Information Technology and Real Estate sectors detracted the most from relative performance. In the Information Technology sector, the Fund’s positions in Silicon Motion Technology (down 33.0%), Synnex Corp. (down 36.3%) and Blackbaud, Inc. (down 33.3%) negatively impacted returns. Within the Real Estate sector, RE/Max Holdings, Inc. was down 35.7%, CoreSite Realty Corp. was down 18.7% and QTS Realty Trust, Inc. was down 37.1%.

Offsetting some of the aforementioned performance were positions in the Industrials and Health Care sectors. In Industrials, the Fund held MSA Safety, Inc. (up 23.1%) and Ritchie Bros Auctioneers (up 10.5%). Within the Health Care sector, the Fund held U.S. Physical Therapy, Inc. (up 42.6%), Chemed Corp. (up 17.1%) and Omnicell, Inc. (up 23.2%), which aided relative performance.

As it relates to sector allocation, the Fund was overweight Consumer Staples (one of the best performing Index sectors) and held a sizeable underweight to Energy (the worst performing sector for the Index), which added value for the period. Offsetting some of this performance was an underweight to Health Care.

The Fund’s basic philosophy remains focused on investing in companies using a fundamental investment approach that seeks price appreciation, capital preservation and income.

Top Ten Holdings (% Net Assets)
Healthcare Services Group, Inc.		3.1
Cantel Medical Corp.		2.8
Inter Parfums, Inc.		2.8
First Financial Bancorp		2.5
Chemed Corp.		2.4
Brunswick Corp.		2.3
SYNNEX Corp.		2.2
Evercore, Inc.		2.1
Nexstar Media Group, Inc.		2.1
Texas Roadhouse, Inc.		2.1

Total Fund Holdings	70

4

American Beacon Bahl & Gaynor Small Cap Growth FundSM Performance Overview

December 31, 2018 (Unaudited)

Sector Allocation (% Equities)
Industrials	21.7
Health Care	19.1
Information Technology	19.1
Financials	10.9
Consumer Discretionary	10.2
Consumer Staples	7.1
Materials	4.8
Communication Services	2.6
Real Estate	2.5
Utilities	1.5
Energy	0.5

5

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Expense Examples

December 31, 2018 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2018 through December 31, 2018.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

6

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Expense Examples

December 31, 2018 (Unaudited)

American Beacon Bahl & Gaynor Small Cap Growth Fund

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period 7/1/2018-12/31/2018*
Institutional Class
Actual	$1,000.00	$829.50	$4.52
Hypothetical**	$1,000.00	$1,020.27	$4.99
Y Class
Actual	$1,000.00	$829.50	$4.98
Hypothetical**	$1,000.00	$1,019.76	$5.50
Investor Class
Actual	$1,000.00	$827.70	$6.27
Hypothetical**	$1,000.00	$1,018.35	$6.92
A Class
Actual	$1,000.00	$827.60	$6.36
Hypothetical**	$1,000.00	$1,018.25	$7.02
C Class
Actual	$1,000.00	$825.20	$9.80
Hypothetical**	$1,000.00	$1,014.47	$10.82

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.98%, 1.08%, 1.36%, 1.38%, and 2.13% for the Institutional, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

7

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of American Beacon Bahl & Gaynor Small Cap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of American Beacon Bahl & Gaynor Small Cap Growth Fund (the “Fund”) (one of the funds constituting American Beacon Funds (the “Trust”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from July 15, 2014 (commencement of operations) to December 31, 2014 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting American Beacon Funds) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and the period from July 15, 2014 (commencement of operations) to December 31, 2014, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more American Beacon investment companies since 1987.

Dallas, Texas

February 26, 2019

8

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

COMMON STOCKS - 97.21%

Communication Services - 2.54%

Entertainment - 0.46%
Cinemark Holdings, Inc.	4,932	$176,566

Media - 2.08%
Nexstar Media Group, Inc., Class A	10,253	806,296

Total Communication Services		982,862

Consumer Discretionary - 9.93%

Auto Components - 0.93%
LCI Industries	5,414	361,655

Hotels, Restaurants & Leisure - 3.09%
Marriott Vacations Worldwide Corp.	5,573	392,952
Texas Roadhouse, Inc.	13,442	802,488

		1,195,440

Household Durables - 0.39%
Hooker Furniture Corp.	5,735	151,060

Leisure Products - 3.37%
Brunswick Corp.	18,972	881,249
Johnson Outdoors, Inc., Class A	7,261	426,511

		1,307,760

Specialty Retail - 0.65%
Winmark Corp.	1,591	252,969

Textiles, Apparel & Luxury Goods - 1.50%
Columbia Sportswear Co.	3,663	308,022
Superior Group of Cos., Inc.	15,374	271,351

		579,373

Total Consumer Discretionary		3,848,257

Consumer Staples - 6.94%

Food & Staples Retailing - 0.94%
Pricesmart, Inc.	6,208	366,893

Food Products - 3.17%
Calavo Growers, Inc.	10,189	743,389
J&J Snack Foods Corp.	3,347	483,943

		1,227,332

Personal Products - 2.83%
Inter Parfums, Inc.	16,719	1,096,265

Total Consumer Staples		2,690,490

Energy - 0.45%

Oil, Gas & Consumable Fuels - 0.45%
GasLog Ltd.	10,635	175,052

Financials - 10.61%

Banks - 6.80%
Chemical Financial Corp.	6,079	222,552
First Financial Bancorp	40,022	949,322
First Interstate BancSystem, Inc., Class A	20,851	762,312
Glacier Bancorp, Inc.	7,161	283,719

See accompanying notes

9

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

COMMON STOCKS - 97.21% (continued)

Financials - 10.61% (continued)

Banks - 6.80% (continued)
S&T Bancorp, Inc.	10,984	$415,635

		2,633,540

Capital Markets - 2.15%
Evercore, Inc., Class A	11,616	831,241

Insurance - 1.66%
Horace Mann Educators Corp.	17,194	643,915

Total Financials		4,108,696

Health Care - 18.57%

Health Care Equipment & Supplies - 6.88%
Atrion Corp.	635	470,586
Cantel Medical Corp.	14,672	1,092,330
Globus Medical, Inc., Class AA	9,994	432,540
LeMaitre Vascular, Inc.	28,403	671,447

		2,666,903

Health Care Providers & Services - 4.43%
Chemed Corp.	3,245	919,244
US Physical Therapy, Inc.	7,800	798,330

		1,717,574

Health Care Technology - 5.31%
Medidata Solutions, Inc.A	10,982	740,407
Omnicell, Inc.A	11,786	721,775
Simulations Plus, Inc.	29,836	593,736

		2,055,918

Pharmaceuticals - 1.95%
Phibro Animal Health Corp., Class A	23,438	753,766

Total Health Care		7,194,161

Industrials - 21.05%

Building Products - 3.55%
AAON, Inc.	8,916	312,595
Simpson Manufacturing Co., Inc.	12,739	689,562
Universal Forest Products, Inc.	14,329	371,981

		1,374,138

Commercial Services & Supplies - 8.18%
Healthcare Services Group, Inc.B	29,447	1,183,181
Matthews International Corp., Class A	10,695	434,431
MSA Safety, Inc.	8,119	765,378
Ritchie Bros Auctioneers, Inc.	24,035	786,425

		3,169,415

Construction & Engineering - 1.14%
Valmont Industries, Inc.	3,977	441,248

Industrial Conglomerates - 1.74%
Raven Industries, Inc.	18,624	674,003

Machinery - 1.89%
John Bean Technologies Corp.	10,218	733,755

Professional Services - 1.77%
Barrett Business Services, Inc.	6,366	364,453

See accompanying notes

10

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

COMMON STOCKS - 97.21% (continued)

Industrials - 21.05% (continued)

Professional Services - 1.77% (continued)
Forrester Research, Inc.	7,161	$320,097

		684,550

Road & Rail - 0.49%
Landstar System, Inc.	2,008	192,105

Trading Companies & Distributors - 2.29%
Applied Industrial Technologies, Inc.	13,017	702,137
MSC Industrial Direct Co., Inc., Class A	2,420	186,146

		888,283

Total Industrials		8,157,497

Information Technology - 18.54%

Electronic Equipment, Instruments & Components - 6.02%
Littelfuse, Inc.	3,186	546,335
Mesa Laboratories, Inc.	3,663	763,333
SYNNEX Corp.	10,379	839,038
Universal Display Corp.B	1,978	185,081

		2,333,787

IT Services - 2.54%
CSG Systems International, Inc.	14,006	444,971
Hackett Group, Inc.	33,746	540,273

		985,244

Semiconductors & Semiconductor Equipment - 4.97%
Brooks Automation, Inc.	11,083	290,153
Cabot Microelectronics Corp.	2,099	200,140
Monolithic Power Systems, Inc.	6,274	729,352
Power Integrations, Inc.	3,186	194,282
Silicon Motion Technology Corp., ADR	14,805	510,773

		1,924,700

Software - 5.01%
Blackbaud, Inc.	9,072	570,629
LogMeIn, Inc.	2,355	192,097
Monotype Imaging Holdings, Inc.	21,012	326,106
Pegasystems, Inc.	14,485	692,818
QAD, Inc., Class A	4,045	159,090

		1,940,740

Total Information Technology		7,184,471

Materials - 4.67%

Chemicals - 4.67%
Balchem Corp.	8,085	633,460
PolyOne Corp.	25,471	728,470
Stepan Co.	6,053	447,922

		1,809,852

Total Materials		1,809,852

Real Estate - 2.40%

Equity Real Estate Investment Trusts (REITs) - 0.95%
CoreSite Realty Corp.	4,203	366,628

See accompanying notes

11

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

COMMON STOCKS - 97.21% (continued)

Real Estate - 2.40% (continued)

Real Estate Management & Development - 1.45%
RE/MAX Holdings, Inc., Class A	18,305	$562,879

Total Real Estate		929,507

Utilities - 1.51%

Gas Utilities - 1.51%
ONE Gas, Inc.	7,322	582,831

Total Common Stocks (Cost $38,996,921)		37,663,676

SHORT-TERM INVESTMENTS - 0.93% (Cost $361,200)

Investment Companies - 0.93%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.20%C D	361,200	361,200

SECURITIES LENDING COLLATERAL - 0.46% (Cost $177,337)

Investment Companies - 0.46%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.20%C D	177,337	177,337

TOTAL INVESTMENTS - 98.60% (Cost $39,535,458)		38,202,213
OTHER ASSETS, NET OF LIABILITIES - 1.40%		545,001

TOTAL NET ASSETS - 100.00%		$38,747,214

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan at December 31, 2018.

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depository Receipt.

Long Futures Contracts Open on December 31, 2018:
Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	5	March 2019	$ 332,190	$337,250	$5,060

			$ 332,190	$337,250	$5,060

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2018, the investments were classified as described below:

Bahl & Gaynor Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$37,663,676	$-	$-	$37,663,676
Short-Term Investments	361,200	-	-	361,200
Securities Lending Collateral	177,337	-	-	177,337

Total Investments in Securities - Assets	$38,202,213	$-	$-	$38,202,213

Financial Derivative Instruments - Assets
Futures Contracts	$5,060	$-	$-	$5,060

Total Financial Derivative Instruments - Assets	$5,060	$-	$-	$5,060

U.S. GAAP requires all transfers between all levels to level 3 be disclosed. During the year ended December 31, 2018, there were no transfers into or out of Level 3.

See accompanying notes

12

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Statement of Assets and Liabilities

December 31, 2018

Assets:
Investments in unaffiliated securities, at fair value†§	$37,663,676
Investments in affiliated securities, at fair value‡	538,537
Deposits with broker for futures contracts	27,258
Dividends and interest receivable	36,601
Receivable for fund shares sold	902,564
Receivable for expense reimbursement (Note 2)	26,517
Receivable for variation margin on open futures contracts (Note 5)	5,115
Prepaid expenses	28,377

Total assets	39,228,645

Liabilities:
Payable for fund shares redeemed	222,482
Dividends payable	97
Management and sub-advisory fees payable (Note 2)	30,905
Service fees payable (Note 2)	2,206
Transfer agent fees payable (Note 2)	2,511
Payable upon return of securities loaned (Note 8)§	177,337
Custody and fund accounting fees payable	3,679
Professional fees payable	31,462
Payable for prospectus and shareholder reports	10,112
Other liabilities	640

Total liabilities	481,431

Net assets	$38,747,214

Analysis of net assets:
Paid-in-capital	$41,301,440
Total distributable earnings (deficits)A	(2,554,226)

Net assets	$38,747,214

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	1,193,790

Y Class	1,545,770

Investor Class	239,795

A Class	346,549

C Class	26,847

Net assets:
Institutional Class	$13,875,243

Y Class	$17,879,581

Investor Class	$2,736,498

A Class	$3,958,224

C Class	$297,668

Net asset value, offering and redemption price per share:
Institutional Class	$11.62

Y Class	$11.57

Investor Class	$11.41

A Class	$11.42

A Class (offering price)	$12.12

C Class	$11.09

† Cost of investments in unaffiliated securities	$38,996,921
‡ Cost of investments in affiliated securities	$538,537
§ Fair value of securities on loan	$176,059

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

13

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Statement of Operations

For the year ended December 31, 2018

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$660,574
Dividend income from affiliated securities (Note 8)	7,223
Income derived from securities lending (Note 8)	4,609

Total investment income	672,406

Expenses:
Management and sub-advisory fees (Note 2)	404,459
Transfer agent fees:
Institutional Class (Note 2)	7,002
Y Class (Note 2)	18,917
Investor Class	1,552
A Class	242
C Class	64
Custody and fund accounting fees	24,941
Professional fees	37,813
Registration fees and expenses	71,442
Service fees (Note 2):
Investor Class	19,029
A Class	5,011
C Class	444
Distribution fees (Note 2):
A Class	10,078
C Class	4,085
Prospectus and shareholder report expenses	22,412
Trustee fees (Note 2)	3,090
Other expenses	7,564

Total expenses	638,145

Net fees waived and expenses (reimbursed) (Note 2)	(117,878)

Net expenses	520,267

Net investment income	152,139

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	1,044,646
Futures contracts	(84,291)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	(6,785,189)
Futures contracts	9,737

Net (loss) from investments	(5,815,097)

Net (decrease) in net assets resulting from operations	$(5,662,958)

† Foreign taxes	$2,687

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

14

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Statement of Changes in Net Assets

	Year Ended December 31, 2018	Year Ended December 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$152,139	$121,119
Net realized gain from investments in unaffiliated securities and futures contracts	960,355	1,635,315
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and futures contracts	(6,775,452)	2,515,880

Net increase (decrease) in net assets resulting from operations	(5,662,958)	4,272,314

Distributions to shareholders:
Net investment income:
Institutional Class	-	(52,087)
Y Class	-	(48,628)
Investor Class	-	(10,982)
A Class	-	(9,279)
Net realized gain from investments:
Institutional Class	-	(615,487)
Y Class	-	(574,620)
Investor Class	-	(163,276)
A Class	-	(149,011)
C Class	-	(20,233)
Total retained earnings:*
Institutional Class	(804,590)	-
Y Class	(1,089,668)	-
Investor Class	(170,642)	-
A Class	(233,558)	-
C Class	(18,746)	-
Tax return of capital:
Institutional Class	(4,403)
Y Class	(5,963)
Investor Class	(934)
A Class	(1,312)
C Class	(111)

Net distributions to shareholders	(2,329,927)	(1,643,603)

Capital share transactions (Note 11):
Proceeds from sales of shares	25,901,810	23,004,549
Reinvestment of dividends and distributions	2,250,379	1,597,617
Cost of shares redeemed	(21,844,616)	(7,548,368)

Net increase in net assets from capital share transactions	6,307,573	17,053,798

Net increase (decrease) in net assets	(1,685,312)	19,682,509

Net assets:
Beginning of period	40,432,526	20,750,017

End of period	$38,747,214	$40,432,526

* Distributions from net investment income and net realized capital gains are combined for the year ended December 31, 2018. See Note 1 in the Notes to Financial Statements for more information regarding new accounting pronouncements.

See accompanying notes

15

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Notes to Financial Statements

December 31, 2018

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of December 31, 2018, the Trust consists of thirty-three active series, one of which is presented in this filing: American Beacon Bahl & Gaynor Small Cap Growth Fund (the “Fund”). The remaining thirty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the year ended December 31, 2018, the Fund has chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

In August 2018, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statement of Changes in Net Assets.

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American Beacon Bahl & Gaynor Small Cap Growth FundSM

Notes to Financial Statements

December 31, 2018

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000
Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For convertible securities, premiums attributable to the conversion feature are not amortized. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

17

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Notes to Financial Statements

December 31, 2018

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to any Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under

18

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Notes to Financial Statements

December 31, 2018

the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with the Bahl & Gaynor, Inc. (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $500 million	0.525%
Over $500 million	0.50%

The Management and Sub-Advisory Fees paid by the Fund for the year ended December 31, 2018 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.350%	$163,554
Sub-Advisor Fees	0.525%	240,905

Total	0.875%	$404,459

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statement of Operations. During the year ended December 31, 2018, the Manager received securities lending fees of $489 for the securities lending activities of the Fund.

Distribution Plans

The Fund, except for the A and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

19

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Notes to Financial Statements

December 31, 2018

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the year ended December 31, 2018, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Bahl & Gaynor Small Cap Growth	$24,527

As of December 31, 2018, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Bahl & Gaynor Small Cap Growth	$2,067

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended December 31, 2018, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral in USG Select Fund	Total
Bahl & Gaynor Small Cap Growth	$427	$1,065	$1,492

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting

20

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Notes to Financial Statements

December 31, 2018

of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended December 31, 2018, the Fund borrowed on average $769,651 for 14 days at an average interest rate of 2.63% with interest charges of $756. These amounts are recorded as “Other expenses” in the Statement of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the Fund’s expense cap. During the year ended December 31, 2018, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	1/1/2018 - 12/31/2018	Reimbursed Expenses	(Recouped) Expenses
Bahl & Gaynor Small Cap Growth	Institutional	0.98%	$48,309	$-	2021
Bahl & Gaynor Small Cap Growth	Y	1.08%	48,531	-	2021
Bahl & Gaynor Small Cap Growth	Investor	1.36%	10,735	-	2021
Bahl & Gaynor Small Cap Growth	A	1.38%	9,424	-	2021
Bahl & Gaynor Small Cap Growth	C	2.13%	879	-	2021

Of these amounts, $26,517 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at December 31, 2018.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2021. The Fund did not record a liability for potential reimbursement due to the current assessment that a reimbursement is unlikely. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Bahl & Gaynor Small Cap Growth	$-	$99,554	$-	2019
Bahl & Gaynor Small Cap Growth	-	98,429	-	2020

The Distributor

Effective March 1, 2018, Resolute Investment Distributors, Inc. (“RID” or “Distributor”) replaced Foreside Fund Services, LLC (“Foreside”) as the Fund’s distributor and principal underwriter of the Fund’s shares.

RID is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is affiliated with the Manager through common ownership. Under a Distribution Agreement with the Trust, the Distributor acts as the distributor and principal underwriter of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of the Fund’s shares. Pursuant to the Distribution Agreement, to the extent applicable, the Distributor receives, and may re-allocate to broker-dealers, all or a portion of the sales charge paid by the purchasers of A Class and C Class shares. For A Class and C Class shares, the Distributor receives commission revenue consisting of the portion of A Class and C Class sales charge remaining after the allowances by the Distributor to the broker-dealers. The Distributor retains any portion of the commission fees that are not paid to the broker-dealers for use solely to pay distribution related expenses.

21

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Notes to Financial Statements

December 31, 2018

Prior to March 1, 2018, Foreside served as the distributor and principal underwriter of the Fund’s shares. Pursuant to a Sub-Administration Agreement between Foreside and the Manager in effect through February 28, 2018, Foreside received a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of Foreside to facilitate distribution of Fund shares. Foreside also received a fee from the Manager under a Marketing Agreement pursuant to which Foreside provided services in connection with the marketing of a Fund to institutional investors. Pursuant to the Distribution Agreement with the Trust in effect through February 28, 2018, Foreside received, and may have re-allocated to broker-dealers, all or a portion of the sales charge paid by the purchasers of A and C Class shares. For A and C Class shares, Foreside received commission revenues consisting of the portion of A and C Class sales charge remaining after the allowances by Foreside to the broker dealers. Foreside retained any portion of the commission fees that were not paid to the broker-dealers for use solely to pay distribution related expenses.

Sales Commissions

The Fund’s Distributor, formerly Foreside, may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the period January 1, 2018 to February 28, 2018, Foreside collected $229 for the Fund from the sale of Class A Shares. During the period March 1, 2018 through December 31, 2018, RID collected $1,811 from the sale of Class A Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended December 31, 2018, there were no CDSC fees collected for Class A Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period January 1, 2018 to February 28, 2018, Foreside did not collect CDSC fees for Class C Shares of the Fund. During the period March 1, 2018 through December 31, 2018, RID collected CDSC fees of $70 for Class C Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the Trust, American Beacon Select Funds, American Beacon Institutional Funds Trust, American Beacon Sound Point Enhanced Income Fund, and American Beacon Apollo Total Return Fund, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chair receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

22

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Notes to Financial Statements

December 31, 2018

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate

23

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Notes to Financial Statements

December 31, 2018

and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with their futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, ETFs, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

24

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Notes to Financial Statements

December 31, 2018

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

25

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Notes to Financial Statements

December 31, 2018

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the year ended December 31, 2018, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Year Ended December 31, 2018
Bahl & Gaynor Small Cap Growth	4

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of December 31, 2018:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$5,060	$5,060

The effect of financial derivative instruments on the Statement of Operations as of December 31, 2018:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(84,291)	$(84,291)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$9,737	$9,737

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions

26

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Notes to Financial Statements

December 31, 2018

governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2018.

Offsetting of Financial and Derivative Assets as of December 31, 2018:
	Assets	Liabilities
Futures Contracts	$5,060	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$5,060	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(5,060)	$-

	Remaining Contractual Maturity of the Agreements As of December 31, 2018
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$177,337	$-	$-	$-	$177,337

Total Borrowings	$177,337	$-	$-	$-	$177,337

Gross amount of recognized liabilities for securities lending transactions					$177,337

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Dividend Risk

An issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Investing Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. The Funds may also invest in local currency investments. ADRs are subject to many of the risks inherent in currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments.

27

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Notes to Financial Statements

December 31, 2018

Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

The risk of investing in Europe may be heightened due to the 2016 referendum in which the United Kingdom voted to exit the European Union (EU). There is a significant degree of uncertainty about how negotiations relating to the United Kingdom’s withdrawal will be conducted, as well as the potential consequences and precise time frame for “Brexit.” It is expected that the United Kingdom’s exit from the EU will take place within two years of the United Kingdom notifying the European Council that it intends to withdraw from the EU. While it is not possible to determine the precise impact these events may have on a Fund, during this period and beyond, the impact on the United Kingdom and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, and potentially lower economic growth, on markets in the United Kingdom, Europe and globally, which may adversely affect the value of a Fund’s investments. In addition, if one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions

28

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Notes to Financial Statements

December 31, 2018

are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of the Fund’s investments in the United Kingdom and Europe.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including ETFs and money market funds that are advised by the Manager. To the extent that the Fund invest in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent may indemnify the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be

29

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Notes to Financial Statements

December 31, 2018

responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially.

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2018 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Bahl & Gaynor Small Cap Growth Fund
	Year Ended December 31, 2018	Year Ended December 31, 2017
Distributions paid from:
Ordinary income*
Institutional Class	$149,845	$171,158
Y Class	202,939	159,794
Investor Class	31,779	42,569
A Class	38,561	38,107
C Class	2,264	3,914
Long-term capital gains
Institutional Class	654,745	496,416
Y Class	886,729	463,454
Investor Class	138,863	131,689
A Class	194,997	120,183
C Class	16,482	16,319
Tax return of capital:
Institutional Class	4,403	-
Y Class	5,963	-
Investor Class	934	-
A Class	1,312	-
C Class	111	-

Total distributions paid	$2,329,927	$1,643,603

*For tax purposes, short-term capital gains are considered ordinary income distributions.

30

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Notes to Financial Statements

December 31, 2018

As of December 31, 2018, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bahl & Gaynor Small Cap Growth	$39,999,273	$3,031,494	$(4,828,554)	$(1,797,060)

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Bahl & Gaynor Small Cap Growth	$(1,797,060)	$-	$-	$(757,166)	$-	$(2,554,226)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the tax deferral of post-October capital losses and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences as of December 31, 2018:

Fund	Paid-In-Capital	Distributable Earnings/(Deficits)
Bahl & Gaynor Small Cap Growth	$-	$-

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of December 31, 2018, the Fund did not have any capital loss carryforwards.

The fund is permitted for tax purposes to defer into its next fiscal year qualified late year losses. Qualified late year capital losses are any capital losses incurred after October 31 through the Fund’s fiscal year end, December 31, 2018. Qualified late year ordinary losses are specified losses generally incurred after October 31 through the Fund’s fiscal year end, December 31, 2018. For the period ending December 31, 2018, Bahl & Gaynor Small Cap Growth deferred $211,184 short-term capital losses and $545,982 long-term capital losses to January 1, 2019.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended December 31, 2018 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Bahl & Gaynor Small Cap Growth	$22,924,666	$19,256,363

31

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Notes to Financial Statements

December 31, 2018

A summary of the Fund’s transactions in the USG Select Fund for the year ended December 31, 2018 were as follows:

Fund	Type of Transaction	December 31, 2017 Shares/Fair Value	Purchases	Sales	December 31, 2018 Shares/Fair Value	Dividend Income
Bahl & Gaynor Small Cap Growth	Direct	$646,632	$25,962,171	$26,247,603	$361,200	$7,223
Bahl & Gaynor Small Cap Growth	Securities Lending	1,288,716	19,526,696	20,638,075	177,337	N/A

9.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of December 31, 2018, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Bahl & Gaynor Small Cap Growth	$176,059	$177,337	$-	$177,337

32

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Notes to Financial Statements

December 31, 2018

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 15, 2018 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 14, 2019, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 14, 2019 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended December 31, 2018, the Fund did not utilize this facility.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Year Ended December 31,
	2018		2017
Bahl & Gaynor Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	329,292	$4,592,069	587,631	$7,935,906
Reinvestment of dividends	71,089	808,993	47,615	667,574
Shares redeemed	(390,684)	(5,654,166)	(43,420)	(610,922)

Net increase (decrease) in shares outstanding	9,697	$(253,104)	591,826	$7,992,558

	Y Class
	Year Ended December 31,
	2018		2017
Bahl & Gaynor Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	984,130	$14,247,967	718,311	$9,452,536
Reinvestment of dividends	90,866	1,028,605	41,376	578,020
Shares redeemed	(617,367)	(8,242,731)	(209,551)	(2,914,447)

Net increase in shares outstanding	457,629	$7,033,841	550,136	$7,116,109

33

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Notes to Financial Statements

December 31, 2018

	Investor Class
	Year Ended December 31,
	2018		2017
Bahl & Gaynor Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	334,760	$4,781,116	270,909	$3,653,794
Reinvestment of dividends	15,351	171,479	12,591	174,257
Shares redeemed	(426,169)	(6,075,485)	(251,801)	(3,338,876)

Net increase (decrease) in shares outstanding	(76,058)	$(1,122,890)	31,699	$489,175

	A Class
	Year Ended December 31,
	2017		2016
Bahl & Gaynor Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	148,996	$2,119,325	134,265	$1,773,476
Reinvestment of dividends	19,956	223,104	11,445	158,290
Shares redeemed	(110,139)	(1,534,614)	(41,561)	(547,100)

Net increase in shares outstanding	58,813	$807,815	104,149	$1,384,666

	C Class
	Year Ended December 31,
	2018		2017
Bahl & Gaynor Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	11,307	$161,333	14,676	$188,837
Reinvestment of dividends	1,676	18,198	1,442	19,476
Shares redeemed	(24,881)	(337,620)	(10,566)	(137,023)

Net increase (decrease) in shares outstanding	(11,898)	$(158,089)	5,552	$71,290

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

34

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Year Ended December 31,					July 15, 2014A to December 31, 2014

	2018		2017	2016	2015

Net asset value, beginning of period	$13.93		$12.77	$10.17	$10.71	$10.00

Income (loss) from investment operations:
Net investment income	0.07		0.04	0.03	0.08	0.02
Net gains (losses) on investments (both realized and unrealized)	(1.66)		1.71	2.60	(0.39)	0.71

Total income (loss) from investment operations	(1.59)		1.75	2.63	(0.31)	0.73

Less distributions:
Dividends from net investment income	(0.05)		(0.05)	(0.03)	(0.06)	(0.02)
Distributions from net realized gains	(0.67)		(0.54)	-	(0.16)	-
Tax return of capital	(0.00	)F	-	-	(0.01)	-

Total distributions	(0.72)		(0.59)	(0.03)	(0.23)	(0.02)

Net asset value, end of period	$11.62		$13.93	$12.77	$10.17	$10.71

Total returnB	(11.27)%		13.65%	25.88%	(2.96)%	7.28	%C

Ratios and supplemental data:
Net assets, end of period	$13,875,243		$16,498,344	$7,563,970	$3,231,461	$3,102,721
Ratios to average net assets:
Expenses, before reimbursements	1.26%		1.32%	1.85%	3.04%	8.98	%D
Expenses, net of reimbursements	0.98%		0.98%	0.98%	0.98%	0.98	%D
Net investment income (loss), before expense reimbursements	0.17%		0.18%	(0.30)%	(1.33)%	(7.51	)%D
Net investment income, net of reimbursements	0.45%		0.52%	0.57%	0.72%	0.49	%D
Portfolio turnover rate	42%		38%	23%	54%	12	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from July 15, 2014 through December 31, 2014 and is not annualized.
F	Amount represents less than $0.01 per share.

See accompanying notes

35

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,					July 15, 2014A to December 31, 2014
	2018		2017	2016	2015

Net asset value, beginning of period	$13.89		$12.75	$10.16	$10.71	$10.00

Income (loss) from investment operations:
Net investment income	0.05		0.05	0.04	0.06	0.01
Net gains (losses) on investments (both realized and unrealized)	(1.65)		1.68	2.58	(0.38)	0.72

Total income (loss) from investment operations	(1.60)		1.73	2.62	(0.32)	0.73

Less distributions:
Dividends from net investment income	(0.05)		(0.05)	(0.03)	(0.06)	(0.02)
Distributions from net realized gains	(0.67)		(0.54)	-	(0.16)	-
Tax return of capital	(0.00	)F	-	-	(0.01)	-

Total distributions	(0.72)		(0.59)	(0.03)	(0.23)	(0.02)

Net asset value, end of period	$11.57		$13.89	$12.75	$10.16	$10.71

Total returnB	(11.37)%		13.52%	25.80%	(3.05)%	7.28	%C

Ratios and supplemental data:
Net assets, end of period	$17,879,581		$15,114,316	$6,856,954	$2,711,465	$387,622
Ratios to average net assets:
Expenses, before reimbursements	1.34%		1.38%	1.98%	2.76%	11.71	%D
Expenses, net of reimbursements	1.08%		1.08%	1.08%	1.08%	1.08	%D
Net investment income (loss), before expense reimbursements	0.13%		0.12%	(0.43)%	(0.98)%	(10.06	)%D
Net investment income, net of reimbursements	0.39%		0.42%	0.47%	0.70%	0.57	%D
Portfolio turnover rate	42%		38%	23%	54%	12	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from July 15, 2014 through December 31, 2014 and is not annualized.
F	Amount represents less than $0.01 per share.

See accompanying notes

36

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,					July 15, 2014A to December 31, 2014
	2018		2017	2016	2015

Net asset value, beginning of period	$13.75		$12.65	$10.12	$10.69	$10.00

Income (loss) from investment operations:
Net investment income	(0.00	)F	0.02	0.03	0.05	0.01
Net gains (losses) on investments (both realized and unrealized)	(1.62)		1.66	2.53	(0.39)	0.70

Total income (loss) from investment operations	(1.62)		1.68	2.56	(0.34)	0.71

Less distributions:
Dividends from net investment income	(0.05)		(0.04)	(0.03)	(0.06)	(0.02)
Distributions from net realized gains	(0.67)		(0.54)	-	(0.16)	-
Tax return of capital	(0.00	)F	-	-	(0.01)	-

Total distributions	(0.72)		(0.58)	(0.03)	(0.23)	(0.02)

Net asset value, end of period	$11.41		$13.75	$12.65	$10.12	$10.69

Total returnB	(11.64)%		13.23%	25.31%	(3.25)%	7.08	%C

Ratios and supplemental data:
Net assets, end of period	$2,736,498		$4,344,476	$3,595,277	$498,128	$239,138
Ratios to average net assets:
Expenses, before reimbursements	1.53%		1.57%	2.09%	3.19%	12.62	%D
Expenses, net of reimbursements	1.36%		1.36%	1.36%	1.36%	1.36	%D
Net investment (loss), before expense reimbursements	(0.14)%		(0.09)%	(0.51)%	(1.47)%	(11.12	)%D
Net investment income, net of reimbursements	0.03%		0.12%	0.23%	0.35%	0.14	%D
Portfolio turnover rate	42%		38%	23%	54%	12	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from July 15, 2014 through December 31, 2014 and is not annualized.
F	Amount represents less than $0.01 per share.

See accompanying notes

37

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,					July 15, 2014A to December 31, 2014
	2018		2017	2016	2015

Net asset value, beginning of period	$13.75		$12.64	$10.11	$10.69	$10.00

Income (loss) from investment operations:
Net investment income	0.02		0.03	0.04	0.03	0.00	B
Net gains (losses) on investments (both realized and unrealized)	(1.64)		1.65	2.52	(0.38)	0.71

Total income (loss) from investment operations	(1.62)		1.68	2.56	(0.35)	0.71

Less distributions:
Dividends from net investment income	(0.04)		(0.03)	(0.03)	(0.06)	(0.02)
Distributions from net realized gains	(0.67)		(0.54)	-	(0.16)	-
Tax return of capital	(0.00	)G	-	-	(0.01)	-

Total distributions	(0.71)		(0.57)	(0.03)	(0.23)	(0.02)

Net asset value, end of period	$11.42		$13.75	$12.64	$10.11	$10.69

Total returnC	(11.70)%		13.30%	25.34%	(3.34)%	7.08	%D

Ratios and supplemental data:
Net assets, end of period	$3,958,224		$3,955,277	$2,321,426	$454,614	$163,704
Ratios to average net assets:
Expenses, before reimbursements	1.61%		1.69%	2.18%	2.88%	13.84	%E
Expenses, net of reimbursements	1.38%		1.38%	1.38%	1.38%	1.38	%E
Net investment (loss), before expense reimbursements	(0.16)%		(0.20)%	(0.61)%	(1.08)%	(12.35	)%E
Net investment income, net of reimbursements	0.07%		0.11%	0.18%	0.41%	0.10	%E
Portfolio turnover rate	42%		38%	23%	54%	12	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from July 15, 2014 through December 31, 2014 and is not annualized.
G	Amount represents less than $0.01 per share.

See accompanying notes

38

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,					July 15, 2014A to December 31, 2014
	2018		2017	2016	2015

Net asset value, beginning of period	$13.42		$12.42	$10.00	$10.65	$10.00

Income (loss) from investment operations:
Net investment (loss)	(0.21)		(0.06)	(0.05)	(0.01)	(0.02)
Net gains (losses) on investments (both realized and unrealized)	(1.45)		1.60	2.49	(0.41)	0.69

Total income (loss) from investment operations	(1.66)		1.54	2.44	(0.42)	0.67

Less distributions:
Dividends from net investment income	-		-	(0.02)	(0.06)	(0.02)
Distributions from net realized gains	(0.67)		(0.54)	-	(0.16)	-
Tax return of capital	(0.00	)F	-	-	(0.01)	-

Total distributions	(0.67)		(0.54)	(0.02)	(0.23)	(0.02)

Net asset value, end of period	$11.09		$13.42	$12.42	$10.00	$10.65

Total returnB	(12.26)%		12.38%	24.35%	(4.01)%	6.68	%C

Ratios and supplemental data:
Net assets, end of period	$297,668		$520,113	$412,390	$308,822	$142,469
Ratios to average net assets:
Expenses, before reimbursements	2.35%		2.44%	3.09%	3.84%	13.72	%D
Expenses, net of reimbursements	2.13%		2.13%	2.13%	2.13%	2.13	%D
Net investment (loss), before expense reimbursements	(0.92)%		(0.96)%	(1.56)%	(2.09)%	(12.23	)%D
Net investment (loss), net of reimbursements	(0.70)%		(0.65)%	(0.60)%	(0.38)%	(0.64	)%D
Portfolio turnover rate	42%		38%	23%	54%	12	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from July 15, 2014 through December 31, 2014 and is not annualized.
F	Amount represents less than $0.01 per share.

See accompanying notes

39

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Federal Tax Information

December 31, 2018 (Unaudited)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended December 31, 2018. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2018.

The Fund designated the following items with regard to distributions paid during the fiscal year ended December 31, 2018. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Bahl & Gaynor Small Cap Growth	100.00%

Qualified Dividend Income:

Bahl & Gaynor Small Cap Growth	100.00%

Long-Term Capital Gain Distributions:

Bahl & Gaynor Small Cap Growth	$1,891,816

Short-Term Capital Gain Distributions:

Bahl & Gaynor Small Cap Growth	$285,932

Tax Return of Capital:

Bahl & Gaynor Small Cap Growth	$12,723

Shareholders received notification in January 2019 of the applicable tax information necessary to prepare their 2018 income tax returns.

40

Trustees and Officers of the American Beacon FundsSM (Unaudited)

The Trustees and officers of the American Beacon Funds (the “Trust”) are listed below, together with their principal occupations during the past five years. The address of each person listed below is 220 Las Colinas Boulevard East, Suite 1200, Irving, Texas 75039. Each Trustee oversees thirty-seven funds in the fund complex that includes the Trust, the American Beacon Select Funds, the American Beacon Institutional Funds Trust, the American Beacon Sound Point Enhanced Income Fund and the American Beacon Apollo Total Return Fund. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Alan D. Feld** (82)	Trustee since 1996	Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Trustee, American Beacon Mileage Funds (1996-2012); Trustee, American Beacon Select Funds (1999-Present); Trustee, American Beacon Master Trust (1996-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

NON-INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Gilbert G. Alvarado (49)	Trustee since 2015	Director, Kura MD, Inc. (local telehealth organization) (2015-present); Vice President & CFO, Sierra Health Foundation (health conversion private foundation) (2006-Present); Vice President & CFO, Sierra Health Foundation: Center for Health Program Management (California public benefit corporation) (2012-Present); Director, Innovative North State (2012-2015); Director, Sacramento Regional Technology Alliance (2011-2016); Director, Women’s Empowerment (2009-2014); Director, Valley Healthcare Staffing (2017-present); Trustee, American Beacon Select Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Joseph B. Armes (56)	Trustee since 2015	Chairman & CEO, CSW Industrials f/k/a Capital Southwest Corporation (investment company) (2015-Present); Chairman of the Board of Capital Southwest Corporation, predecessor to CSW Industrials, Inc. (2014-present) (investment company); CEO, Capital Southwest Corporation (2013-2015); President & CEO, JBA Investment Partners (family investment vehicle) (2010-Present); Director and Chair of Audit Committee, RSP Permian (oil and gas producer) (2013-Present); Trustee, American Beacon Select Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Gerard J. Arpey (60)	Trustee since 2012	Director, The Home Depot, Inc. (2015-Present); Partner, Emerald Creek Group (private equity firm) (2011-Present); Director, S.C. Johnson & Son, Inc. (privately held company) (2008-present); Trustee, American Beacon Select Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

41

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
NON-INTERESTED TRUSTEES (CONT.)	Term
Lifetime of Trust until removal, resignation or retirement*

Brenda A. Cline (58)	Trustee since 2004 Chair since 2019 Vice Chair 2018	Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Director, Tyler Technologies, Inc. (public sector software solutions company) (2014-Present); Director, Range Resources Corporation (oil and natural gas company) (2015-Present); Trustee, Cushing Closed-End Funds (2017-Present); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Eugene J. Duffy (64)	Trustee since 2008	Managing Director, Global Investment Management Distribution, Mesirow Financial (2016-Present); Managing Director, Institutional Services, Intercontinental Real Estate Corporation (2014-Present); Principal and Executive Vice President, Paradigm Asset Management (1994-2014); Director, Sunrise Bank of Atlanta (2008-2013); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Claudia A. Holz*** (61)	Trustee since 2018	Partner, KPMG LLP (1990-2017); Trustee, American Beacon Select Funds (2018-Present); Trustee, American Beacon Institutional Funds Trust (2018-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Douglas A. Lindgren**** (57)	Trustee since 2018	CEO North America, Carne Global Financial Services (2016-2017); Managing Director, IPS Investment Management and Global Head, Content Management, UBS Wealth Management (2010-2016); Managing Director, P&S Hedge Funds, UBS Wealth Management (2008-2010); Managing Director, Head of Alternative Investments, UBS Financial Services, Inc. (2005-2008); Trustee, American Beacon Select Funds (2018-Present); Trustee, American Beacon Institutional Funds Trust (2018-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Richard A. Massman (75)	Trustee since 2004 Chair 2008-2018 Chair Emeritus since 2019	Consultant and General Counsel Emeritus, Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities) (2009-Present); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Barbara J. McKenna, CFA (55)	Trustee since 2012	Managing Principal, Longfellow Investment Management Company (2005-Present); Trustee, American Beacon Select Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

42

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
NON-INTERESTED TRUSTEES (CONT.)	Term
Lifetime of Trust until removal, resignation or retirement*

R. Gerald Turner (73)	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, J.C. Penney Company, Inc. (1996-Present); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Trustee, American Beacon Mileage Funds (2001-2012); Trustee, American Beacon Select Funds (2001-Present); Trustee, American Beacon Master Trust (2001-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

OFFICERS	Term
One Year

Gene L. Needles, Jr. (64)	President since 2009	CEO and Director (2009-Present), and Chairman (2018-Present), American Beacon Advisors, Inc.; President, American Beacon Advisors (2009-2018); President (2015-2018), Director and CEO (2015-Present), and Chairman (2018-Present), Resolute Investment Holdings, LLC; Director, Chairman and CEO, Resolute Topco, Inc. (2015-Present), President (2015-2018); Director, Chairman and CEO, Resolute Acquisition, Inc. (2015-Present); President (2015-2018), Chairman and CEO, Resolute Investment Managers, Inc. (2015-Present), President (2015-2018); Director, Chairman, President and CEO, Resolute Investment Distributors (2017-Present); Director, Chairman, President and CEO; Resolute Investment Services, Inc. (2015-Present); President and CEO, Lighthouse Holdings Parent, Inc. (2009-2015); President, CEO and Director, Lighthouse Holdings, Inc. (2009-2015); Manager, President and CEO, American Private Equity Management, LLC (2012-Present); Director, Chairman, President and CEO, Alpha Quant Advisors, LLC (2016-Present); Director, ARK Investment Management LLC (2016-Present); Director, Shapiro Capital Management LLC (2017-Present); Director, Chairman and CEO, Continuous Capital, LLC (2018-Present); Director and President, American Beacon Cayman Transformational Innovation Company, LTD., (2017-2018); President American Beacon Cayman TargetRisk Company, Ltd. (2018-Present); President, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Member, Investment Advisory Committee, Employees Retirement System of Texas (2017—Present); Trustee, American Beacon NextShares Trust (2015-Present); President, American Beacon Select Funds (2009-Present); American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); President, American Beacon Institutional Funds Trust (2017-Present); President, American Beacon Sound Point Enhanced Income Fund (2018-Present); President, American Beacon Apollo Total Return Fund (2018-Present); President,

43

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Rosemary K. Behan (59)	VP, Secretary and Chief Legal Officer since 2006	Vice President, Secretary and General Counsel, American Beacon Advisors, Inc. (2006-Present); Secretary, Resolute Investment Holdings, LLC (2015-Present); Secretary, Resolute Topco, Inc. (2015-Present); Secretary, Resolute Acquisition, Inc. (2015-Present); Vice President, Secretary and General Counsel, Resolute Investment Managers, Inc. (2015-Present); Secretary, Resolute Investment Distributors, Inc. (2017-Present); Vice President, Secretary and General Counsel, Resolute Investment Services, Inc. (2015-Present); Vice President and Secretary, Lighthouse Holdings Parent, Inc. (2008-2015); Vice President and Secretary, Lighthouse Holdings, Inc. (2008-2015); Secretary, American Private Equity Management, LLC (2008-Present); Secretary, Alpha Quant Advisors, LLC (2016-Present); Vice President and Secretary, Continuous Capital, LLC (2018-Present); Secretary, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Secretary, American Beacon Cayman Transformational Innovation Company, Ltd. (2017-2018; Secretary, American Beacon Cayman TargetRisk Company, Ltd (2018-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Select Funds (2006-Present); Secretary, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Institutional Funds Trust (2017-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Chief Legal Officer, Vice President and Secretary American Beacon Apollo Total Return Fund (2018-Present).

Brian E. Brett (58)	VP since 2004	Senior Vice President, Head of Distribution (2012-Present), Vice President, Director of Sales (2004-2012), American Beacon Advisors, Inc.; Senior Vice President, Resolute Investment Managers, Inc. (2017-Present); Senior Vice President, Resolute Investment Distributors, Inc. (2018-Present), Vice President (2017-2018); Senior Vice President, Resolute Investment Services, Inc. (2017-Present); Senior Vice President, Lighthouse Holdings Parent, Inc. (2008-2015); Senior Vice President, Lighthouse Holdings, Inc. (2008-2015); Vice President, American Beacon Select Funds (2004-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President American Beacon Apollo Total Return Fund (2018-Present).

Paul B. Cavazos (49)	VP since 2016	Chief Investment Officer and Senior Vice President, American Beacon Advisors, Inc. (2016-Present); Chief Investment Officer, DTE Energy (2007-2016); Vice President, American Private Equity Management, L.L.C. (2017-Present); Vice President, American Beacon Select Funds (2016-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President American Beacon Sound Point Enhanced Income Fund (2018-Present);Vice President American Beacon Apollo Total Return Fund (2018-Present).

Erica Duncan (48)	VP Since 2011	Vice President, American Beacon Advisors, Inc. (2011-Present); Vice President, Resolute Investment Managers (2018-Present); Vice President, Resolute Investment Services, Inc. (2018-Present); Vice President, American Beacon Select Funds (2011-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President American Beacon Apollo Total Return Fund (2018-Present).

44

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Melinda G. Heika (57)	Treasurer since 2010	Treasurer and CFO (2010-Present), American Beacon Advisors, Inc.; Treasurer, Resolute Topco, Inc. (2015-Present); Treasurer, Resolute Investment Holdings, LLC. (2015-Present); Treasurer, Resolute Acquisition, Inc. (2015-Present); Treasurer and CFO, Resolute Investment Managers, Inc. (2017-Present); Treasurer, Resolute Investment Distributors, Inc. (2017-2017); Treasurer and CFO, Resolute Investment Services, Inc. (2015-Present); Treasurer, Lighthouse Holdings Parent Inc., (2010-2015); Treasurer, Lighthouse Holdings, Inc. (2010-2015); Treasurer, American Private Equity Management, LLC (2012-Present); Treasurer and CFO, Alpha Quant Advisors, LLC (2016-Present); Treasurer and CFO, Continuous Capital, LLC (2018-Present); Treasurer, American Beacon Cayman Transformational Innovation, Ltd. (2017-2018); Treasurer, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Treasurer, American Beacon Select Funds (2010-Present); Director and Treasurer, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Treasurer, American Beacon Institutional Funds Trust (2017-Present); Treasurer, American Beacon Sound Point Enhanced Income Fund (2018-Present); Treasurer, American Beacon Apollo Total Return Fund (2018-Present).

Terri L. McKinney (55)	VP since 2010	Vice President (2009-Present), Managing Director (2003-2009), American Beacon Advisors, Inc.; Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Resolute Investment Services, Inc (2018-Present); Vice President, Alpha Quant Advisors, LLC (2016-Present); Vice President, Continuous Capital, LLC (2018-Present); Vice President, American Beacon Select Funds (2010-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President, American Beacon Apollo Total Return Fund (2018-Present).

Jeffrey K. Ringdahl (43)	VP since 2010	Director (2015-Present), President (2018-Present), Chief Operating Officer (2010-Present), Senior Vice President (2013-2018), Vice President (2010-2013), American Beacon Advisors, Inc.; Director (2015-Present), President (2018-Present), Senior Vice Present(2015-2018, Resolute Investment Holdings, LLC; Director (2015-Present), President (2018-Present), Senior Vice President (2015-2018), Resolute Topco, Inc.; Director (2015-Present), President (2018-Present), Senior Vice President (2015-2018), Resolute Acquisition, Inc.; Director (2015-Present), President & COO (2018-Present), Senior Vice President (2015-2018), Resolute Investment Managers, Inc.; Director and Executive Vice President (2017-Present), Resolute Investment Distributors, Inc.; Director (2017-Present), President & COO (2018-Present), Executive Vice President (2017-2018), Resolute Investment Services, Inc.; Senior Vice President (2018-Present), Vice President (2012-2018), Manager (2015-2018), American Private Equity Management, LLC; Senior Vice President, Lighthouse Holdings Parent, Inc. (2013-2015); Senior Vice President, Lighthouse Holdings, Inc. (2013-2015); Trustee, American Beacon NextShares Trust (2015-Present); Director, Executive Vice President & COO, Alpha Quant Advisors, LLC (2016-Present); Director, Shapiro Capital Management, LLC (2017-Present); Director, Executive Vice President & COO, Continuous Capital, LLC (2018-Present); Director and Vice President, American Beacon Cayman Transformational Innovation Company, Ltd., (2017-Present); Vice President, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Vice President, American Beacon Cayman TargetRisk Company, Ltd (2018-Present); Vice President, American Beacon Select Funds (2010-2018); Director and Vice President, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President, American Beacon Apollo Total Return Fund (2018-Present)

45

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Samuel J. Silver (55)	VP Since 2011	Vice President (2011-Present), Chief Fixed Income Officer (2016-Present), American Beacon Advisors, Inc. (2011-Present); Vice President, American Beacon Select Funds (2011-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President, American Beacon Apollo Total Return Fund (2018-Present).

Christina E. Sears (47)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer, American Beacon Advisors, Inc. (2004-Present); Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Resolute Investment Distributors (2017-Present); Chief Compliance Officer, American Private Equity Management, LLC (2012-Present); Chief Compliance Officer and Vice President, Alpha Quant Advisors, LLC (2016-Present); Vice President, Continuous Capital, LLC (2018-Present); Chief Compliance Officer (2004-Present) and Assistant Secretary (1999-Present), American Beacon Select Funds; Chief Compliance Officer and Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Chief Compliance Officer and Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Chief Compliance Officer and Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present).

Sonia L. Bates (62)	Asst. Treasurer since 2011	Assistant Treasurer, American Beacon Advisors, Inc. (2011-2018); Assistant Treasurer, Lighthouse Holdings Parent Inc. (2011-2015); Assistant Treasurer, Lighthouse Holdings, Inc. (2011-2015); Assistant Treasurer, American Private Equity Management, LLC (2012-Present); Assistant Treasurer, American Beacon Cayman Transformational Innovation Company, Ltd. (2017-Present); Assistant Treasurer, American Beacon Cayman TargetRisk Company, Ltd. (2018-Present); Assistant Treasurer, American Beacon Select Funds (2011-Present); Assistant Treasurer, American Beacon Institutional Funds Trust (2017-Present); Assistant Treasurer, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Treasurer, American Beacon Apollo Total Return Fund (2018-Present).

Shelley D. Abrahams (44)	Assistant Secretary since 2008	Assistant Secretary, American Beacon Select Funds (2008-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present).

Rebecca L. Harris (52)	Assistant Secretary since 2010	Vice President, American Beacon Advisors, Inc. (2011-Present); Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Resolute Investment Services (2015-Present); Vice President, Alpha Quant Advisors, LLC (2016-Present); Vice President, Continuous Capital, LLC (2018-Present); Assistant Secretary, American Beacon Select Funds (2010-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present).

46

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Teresa A. Oxford (60)	Assistant Secretary since 2015	Assistant Secretary, American Beacon Advisors, Inc. (2015-Present); Assistant Secretary, Resolute Investment Distributors (2018-Present); Assistant Secretary, Resolute Investment Services (2018-Present); Assistant Secretary, Alpha Quant Advisors, LLC (2016-Present); Assistant Secretary, American Beacon Select Funds (2015-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present).

* As of 11/12/2014, the Board adopted a retirement plan that requires Trustees, other than Messrs. Feld and Massman to retire no later than the last day of the calendar year in which they reach the age of 75.

** Mr. Feld is deemed to be an “interested person” of the Trusts, as defined by the 1940 Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to one or more of the Trust’s sub-advisors.

*** Claudia A. Holz became a new Trustee to each of the Trusts on 4/1/2018.

**** Douglas A. Lindgren became a new Trustee to each of the Trusts on 1/1/2018.

47

American Beacon FundsSM

Privacy Policy

December 31, 2018 (Unaudited)

The American Beacon Funds recognize and respect the privacy of our shareholders. We are providing this notice to you, so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

48

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Bahl & Gaynor Small Cap Growth Fund are service marks of American Beacon Advisors, Inc.

AR 12/18

American Beacon®
FUNDS

2018 ANNUAL REPORT

December 31, 2018

AHL MANAGED FUTURES STRATEGY FUND

AHL TARGETRISK FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on “Quick Links” and then “Register for E-Delivery.”

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

AHL MANAGED FUTURES STRATEGY FUND

Investing in derivative instruments involves liquidity, credit, interest rate and market risks. The use of quantitative models may lead to high levels of trading and concentration among certain investments, resulting in higher trading costs and return volatility. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Regulatory changes may impair the Fund’s ability to qualify for federal income tax treatment as a regulated investment company, which could result in the Fund and shareholders incurring significant income tax expense. The Fund may have high portfolio turnover risk, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund.

AHL TARGETRISK FUND

Investing in derivative instruments involves liquidity, credit, interest rate and market risks. The use of quantitative models may lead to high levels of trading and concentration among certain investments, resulting in higher trading costs and return volatility. The Fund’s investments in high-yield or junk-rated securities are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. In a period of sustained deflation, inflation index-linked securities may not pay any income and may suffer a loss. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Regulatory changes may impair the Fund’s ability to qualify for federal income tax treatment as a regulated investment company, which could result in the Fund and shareholders incurring significant income tax expense. The Fund may have high portfolio turnover risk, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund.

Please see the prospectus for a complete discussion of the Funds’ risks. There can be no assurances that the investment objectives of these Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2018

Additional Information	Back Cover

President’s Message

Dear Shareholders,

December 2018, a month in which market volatility spiked and all major U.S. equity indexes declined, ending the year in negative territory, serves as a prime example of the importance of having a long-term investment perspective.

While long-term investing isn’t about identifying and anticipating the next big market move, it is about identifying the right investment products for riding out those moves. As a long-term investor, you should strive to accomplish the three Ds: direction, discipline and diversification.

▶   Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different types of investment categories and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. Our approach is more than a concept. It’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment products for your investment portfolio.

Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

Alternative Investments

Market Overview

December 31, 2018 (Unaudited)

An accommodative Federal Reserve (the “Fed”), rising corporate profits and lower tax rates steadily pushed markets to new highs since President Donald Trump’s election. However, despite strong equity gains, investors have apprehensively awaited the inevitable reversal of quantitative-easing policies. These concerns were realized when the Fed proceeded with its fourth rate hike of 2018 on December 19. Not only was the federal funds rate increased to a target range of 2.25% to 2.5%, but Federal Reserve Board Chairman Jerome Powell also noted that “a gradual reduction of its balance sheet by $50 billion a month would remain on autopilot.” These factors, along with global economic growth concerns, quickly soured investor sentiment. December 2018 culminated in a S&P 500 Index decline of 13.52% for the fourth quarter. Also, the 10-year Treasury yield ended the year at 2.68%, a notable discount from its October peak of 3.23%.

In terms of actual losses, investors have seen far worse (ultimately, the S&P 500 Index fell by only 4.38% in 2018). However, failure to deliver positive returns was widespread across asset classes and a stark contrast to performance in the prior year.

Returns for alternative strategies suffered a similar fate to those in 2017. Many hedge funds struggled throughout the period under review as they were unable to capitalize on the fleeting instances of higher volatility and dispersion that roiled markets, particularly in the fourth quarter. Evidence of this was seen in the HFRI Index returns across major hedge-fund categories. For 2018, the HFRI Equity Hedge (Total) Index was down 6.94% and the HFRI Event-Driven (Total) Index was down 2.35%. Additionally, the HFRI Macro (Total) Index was down 3.63% and the HFRI Relative Value (Total) Index was down 0.24%.

American Beacon AHL Managed Futures Strategy FundSM

Performance Overview

December 31, 2018 (Unaudited)

The Investor Class of the American Beacon AHL Managed Futures Strategy Fund (the “Fund”) returned 2.15% for the twelve months ended December 31, 2018.

Comparison of Change in Value of a $10,000 Investment for the period from 8/19/2014 through 12/31/2018

Total Returns for the Period ended December 31, 2018

	Ticker	1 Year	3 Years	Since Inception (8/19/2014)	Value of $10,000 8/19/2014- 12/31/2018
Institutional Class (1,5)	AHLIX	2.52%	2.46%	4.38%	$12,059
Y Class (1,5)	AHLYX	2.47%	2.38%	4.29%	$12,011
Investor Class (1,5)	AHLPX	2.15%	2.06%	3.97%	$11,852
A without Sales Charge (1,2,5)	AHLAX	2.21%	2.04%	3.96%	$11,846
A with Sales Charge (1,2,5)	AHLAX	(3.71)%	0.04%	2.56%	$11,165
C without Sales Charge (1,3,5)	AHLCX	1.40%	1.31%	3.20%	$11,474
C with Sales Charge (1,3,5)	AHLCX	0.40%	1.31%	3.20%	$11,474

BofA Merrill Lynch 3-Month Treasury Bill Index (4)		1.88%	1.02%	0.71%	$10,315

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown.

2.	A Class shares have a maximum sales charge of 5.75%.

3.	C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.

American Beacon AHL Managed Futures Strategy FundSM

Performance Overview

December 31, 2018 (Unaudited)

4.

The BofA Merrill Lynch 3-Month Treasury Bill Index is designed to measure the total return on cash, including price and interest income, based on short- term government Treasury bills of about 90-day maturity. AHL uses a benchmark agnostic approach to investing. Thus, exposure to individual investments, use of instruments, volatility and tracking error will differ and as a result performance of the Fund is expected to vary significantly from that of the BofA Merrill Lynch 3-Month Treasury Bill Index. One cannot directly invest in an index.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares were 1.98%, 2.04%, 2.20%, 2.35%, and 3.10%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

For the period, Fixed-Income was the best performing sector, returning 2.41%. Long positions in interest rate contracts led the way with Euribor (+0.74%) and Eurodollar (+0.40%) adding the most.

Currencies also contributed positively with a 2018 return of 2.28%. From mid-April onwards, the prevailing positioning for the Fund was net long U.S. dollars versus foreign currencies. Long positions in U.S. dollar against the euro (+1.33%) and the British pound (+0.80%) paced the sector.

On the negative side, Stocks led losses with a return of -1.90% for the year. The South African All Share Index (-0.46%) produced the largest losses, driven by mixed positioning in the first three quarters of the year and short positioning in the fourth quarter. Australia’s SPI 200 Index (-0.42%) proved to be the second most negative stock market index.

Lastly, Commodities produced a loss of 0.45% during the period. Leading losses was a position in Natural Gas (-1.05%), which ended the year long. Detracting the next most was Copper, which the Fund held short for most of the second half of the year, and generated losses of 0.45% over the period.

Looking forward, the Fund’s sub-advisor will continue to implement its trading strategy designed to capitalize on price trends (up or down) in a broad range of global equities, fixed income, currency, and commodity futures markets; seeking to achieve the Fund’s goal of capital growth.

American Beacon AHL Managed Futures Strategy FundSM

Performance Overview

December 31, 2018 (Unaudited)

Commodities		% of VaR	*
Copper	Short	3.82
Crude Oil	Short	3.24
Aluminium	Short	2.35
Natural Gas	Long	2.06
RBOB Gasoline	Short	1.47

Currencies		% of VaR	*
AUD/USD	Short	5.29
EUR/USD	Short	5.00
GBP/USD	Short	3.53
CAD/USD	Long	3.53
CLP/USD	Short	2.94

Equities		% of VaR	*
Korean Kospi Index	Short	3.53
S & P 500 Index	Short	2.35
South African All Share Index	Short	2.06
DAX Index	Short	1.76
Australian SPI 200 Index	Short	1.76

Interest Rate		% of VaR	*
U.S. Treasuries	Long	5.59
Australian Bonds	Long	2.94
German Bond	Long	2.65
German BOBL	Long	1.76
Euribor	Long	1.76

*

Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

American Beacon AHL TargetRisk FundSM

Performance Overview

December 31, 2018 (Unaudited)

The inception date of the American Beacon AHL Target Risk Fund (the “Fund”) was December 31, 2018. Although funds were wired on the inception date, the Fund did not commence trading operations until January 2, 2019. The Fund’s performance after its inception date is available at www.americanbeaconfunds.com or by calling 1-800-967-9009.

Total Returns for the Period Ended December 31, 2018

	Ticker	Since Inception (12/31/2018)
Institutional Class (1,2)	AHTIX	-%
Y Class (1,2)	AHTYX	-%
Investor Class (1,2)	AHTPX	-%

MSCI World Index (3)		0.71%
Bloomberg Barclays Global-Aggregate Index (3)		0.24%

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception.

2.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 2.04%, 2.14% and 2.42%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

3.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI© information contained herein: (1) is provided “as is,” (2) is proprietary to MSCI and/or its content providers, (3) may not be used to create any financial instruments or products or any indexes and (4) may not be copied or distributed without MSCI’s express written consent. MSCI disclaims all warranties with respect to the information. Neither MSCI nor its content providers are responsible for any damages or losses arising from any use of this information. The Bloomberg Barclays Global Aggregate Index tracks the performance of global investment-grade debt, including treasury, government-related, corporate and securitized fixed-rate bonds, denominated in local currencies from developed and emerging markets issuers. Securities must have at least one year until final maturity, or average life as applicable, and must meet minimum issue size criteria.

American Beacon FundsSM

Expense Examples

December 31, 2018 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2018 through December 31, 2018 for the AHL Managed Futures Strategy Fund and for the one-day period of December 31, 2018 for the AHL TargetRisk Fund.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

December 31, 2018 (Unaudited)

American Beacon AHL Managed Futures Strategy Fund

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period 7/1/2018-12/31/2018*
Institutional Class
Actual	$1,000.00	$1,036.90	$7.91
Hypothetical**	$1,000.00	$1,017.44	$7.83
Y Class
Actual	$1,000.00	$1,037.50	$8.47
Hypothetical**	$1,000.00	$1,016.89	$8.39
Investor Class
Actual	$1,000.00	$1,035.40	$9.85
Hypothetical**	$1,000.00	$1,015.53	$9.75
A Class
Actual	$1,000.00	$1,036.00	$9.96
Hypothetical**	$1,000.00	$1,015.43	$9.86
C Class
Actual	$1,000.00	$1,032.30	$13.78
Hypothetical**	$1,000.00	$1,011.64	$13.64

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.54%, 1.65%, 1.92%, 1.94%, and 2.69% for the Institutional, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon AHL TargetRisk Fund

	Beginning Account Value 12/31/2018	Ending Account Value 12/31/2018	Expenses Paid During Period 12/31/2018-12/31/2018*
Institutional Class***
Actual	$1,000.00	$1,000.00	$-
Hypothetical**	$1,000.00	$1,000.14	$-
Y Class***
Actual	$1,000.00	$1,000.00	$-
Hypothetical**	$1,000.00	$1,000.14	$-
Investor Class***
Actual	$1,000.00	$1,000.00	$-
Hypothetical**	$1,000.00	$1,000.14	$-

*

Expenses are equal to the Fund’s annualized expense ratios for the one-day period of 0%, 0% and 0% for the Institutional, Y and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal period (1) by days in the year (184) to reflect the one-day period.

**	5% return before expenses.
***	Commenced operations on December 31, 2018.

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Shareholders of American Beacon AHL Managed Futures Strategy Fund and American Beacon AHL TargetRisk Fund and the Board of Trustees of American Beacon Funds

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities of American Beacon AHL Managed Futures Strategy Fund and AHL TargetRisk Fund (collectively referred to as the “Funds”), (two of the funds constituting American Beacon Funds (the “Trust”)), including the consolidated schedules of investments, as of December 31, 2018, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of each of the Funds (two of the funds constituting American Beacon Funds) at December 31, 2018, and the consolidated results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the American Beacon Funds	Statement of operations	Statements of changes in net assets	Financial highlights
American Beacon AHL Managed Futures Strategy Fund and its subsidiary	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018	For each of the four years in the period ended December 31, 2018 and the period from August 19, 2014 (commencement of operations) to December 31, 2014

American Beacon AHL TargetRisk and its subsidiary	For the day of December 31, 2018 (commencement of operations)	For the day of December 31, 2018 (commencement of operations)	For the day of December 31, 2018 (commencement of operations)

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more American Beacon investment companies since 1987.

Dallas, Texas

February 26, 2019

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2018

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 91.33%

Investment Companies - 2.25%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.20%A B C	20,760,352	$20,760,352

	Principal Amount

U.S. Treasury Obligations - 89.08%
U.S. Treasury Bills,
2.158%, Due 1/3/2019	$50,000,000	49,996,875
2.089%, Due 1/17/2019A	50,000,000	49,952,396
2.146%, Due 1/17/2019A	27,000,000	26,974,294
2.156%, Due 2/7/2019A	77,000,000	76,817,991
2.232%, Due 3/7/2019A	50,000,000	49,788,333
2.298%, Due 3/7/2019A	29,000,000	28,877,233
2.280%, Due 3/14/2019	50,000,000	49,764,936
2.332%, Due 3/21/2019	50,000,000	49,746,365
2.369%, Due 4/4/2019A	77,000,000	76,522,568
2.382%, Due 4/11/2019A	77,000,000	76,491,270
2.421%, Due 4/18/2019	50,000,000	49,647,587
2.414%, Due 5/2/2019A	80,000,000	79,357,000
2.435%, Due 5/16/2019A	110,000,000	109,005,561
2.456%, Due 5/23/2019	50,000,000	49,524,615

		822,467,024

Total Short-Term Investments (Cost $843,227,037)		843,227,376

TOTAL INVESTMENTS - 91.33% (Cost $843,227,037)		843,227,376
OTHER ASSETS, NET OF LIABILITIES - 8.67%		80,032,199

TOTAL NET ASSETS - 100.00%		$923,259,575

Percentages are stated as a percent of net assets.

A All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

Long Futures Contracts Open on December 31, 2018:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Cocoa FuturesA	80	March 2019	$1,912,901	$1,932,800	$19,899
Gold 100oz FuturesA	177	February 2019	22,368,784	22,679,010	310,226
LME Copper FuturesA	33	January 2019	5,103,954	4,917,413	(186,541)
LME Copper FuturesA	42	February 2019	6,559,424	6,266,137	(293,287)
LME Lead FuturesA	67	January 2019	3,436,106	3,376,800	(59,306)
LME Zinc FuturesA	81	January 2019	5,323,959	5,027,062	(296,897)
LME Zinc FuturesA	9	February 2019	583,035	556,988	(26,047)
Natural Gas Swap FuturesA	197	January 2019	7,673,787	5,791,800	(1,881,987)
Natural Gas Swap FuturesA	216	March 2019	1,499,151	1,448,820	(50,331)
Natural Gas Swap FuturesA	216	April 2019	1,499,151	1,442,880	(56,271)
Natural Gas Swap FuturesA	216	May 2019	1,499,151	1,467,180	(31,971)
Natural Gas Swap FuturesA	216	June 2019	1,499,151	1,490,400	(8,751)
Natural Gas Swap FuturesA	216	July 2019	1,499,151	1,488,780	(10,371)
Natural Gas Swap FuturesA	216	August 2019	1,499,151	1,471,500	(27,651)
Natural Gas Swap FuturesA	216	September 2019	1,499,151	1,486,080	(13,071)
Natural Gas Swap FuturesA	216	October 2019	1,592,748	1,511,460	(81,288)
Natural Gas Swap FuturesA	216	November 2019	1,592,748	1,590,840	(1,908)
Natural Gas Swap FuturesA	216	December 2019	1,592,748	1,654,020	61,272
Natural Gas Swap FuturesA	216	January 2020	1,592,748	1,618,920	26,172
Natural Gas Swap FuturesA	216	February 2020	1,592,748	1,526,580	(66,168)
Silver FuturesA	77	March 2019	5,943,855	5,982,900	39,045
Soybean FuturesA	30	March 2019	1,357,938	1,342,500	(15,438)

			$78,721,540	$76,070,870	$(2,650,670)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2018

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mexican Peso Futures	288	March 2019	$7,202,315	$7,237,440	$35,125
U.S. Dollar Index Futures	737	March 2019	70,751,609	70,556,695	(194,914)

			$77,953,924	$77,794,135	$(159,789)

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Futures	3,355	March 2020	$962,377,176	$963,130,240	$753,064
3-Month Euro Euribor Futures	2,445	December 2020	699,830,984	700,724,672	893,688
3-Month Euro Euribor Futures	1,613	September 2021	460,636,002	461,261,216	625,214
90-Day Eurodollar Futures	368	March 2020	89,494,285	89,649,400	155,115
90-Day Eurodollar Futures	299	December 2020	72,607,600	72,903,675	296,075
90-Day Eurodollar Futures	377	September 2021	91,663,885	91,940,875	276,990
90-Day Sterling Futures	1,576	March 2020	248,115,002	248,246,214	131,212
90-Day Sterling Futures	1,199	December 2020	188,519,843	188,671,413	151,570
Australian 10-Year Bond Futures	1,138	March 2019	105,084,209	106,345,632	1,261,423
Australian 3-Year Bond Futures	3,359	March 2019	264,315,527	265,484,640	1,169,113
Euro-Bobl Futures	1,668	March 2019	252,672,982	253,260,357	587,375
Euro-Bund Futures	936	March 2019	174,441,921	175,383,843	941,922
Euro-Buxl 30-Year Bond Futures	187	March 2019	38,183,398	38,698,772	515,374
Euro-Schatz Futures	1,188	March 2019	152,293,558	152,367,199	73,641
Japanese 10-Year Government Bond Futures	249	March 2019	345,227,425	346,403,175	1,175,750
Long GILT Futures	395	March 2019	61,580,196	62,012,020	431,824
U.S. Long Bond Futures	292	March 2019	41,824,267	42,632,000	807,733
U.S. Treasury 10-Year Note Futures	1,170	March 2019	140,671,405	142,758,281	2,086,876
U.S. Treasury 2-Year Note Futures	718	March 2019	151,658,776	152,440,375	781,599
U.S. Treasury 5-Year Note Futures	1,032	March 2019	117,064,534	118,357,500	1,292,966
U.S. Ultra Bond Futures	137	March 2019	21,968,309	22,009,906	41,597

			$4,680,231,284	$4,694,681,405	$14,450,121

Short Futures Contracts Open on December 31, 2018:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Brent Crude FuturesA	202	January 2019	$(11,654,576)	$(10,867,600)	$786,976
Coffee FuturesA	334	March 2019	(13,737,033)	(12,756,713)	980,320
Corn FuturesA	576	March 2019	(10,801,146)	(10,800,000)	1,146
Gasoline RBOB FuturesA	200	January 2019	(11,959,861)	(10,937,640)	1,022,221
Kansas City Hard Red Winter Wheat FuturesA	394	March 2019	(9,725,747)	(9,628,375)	97,372
LME Copper FuturesA	33	January 2019	(5,042,307)	(4,917,412)	124,895
LME Copper FuturesA	42	February 2019	(6,422,940)	(6,266,138)	156,802
LME Copper FuturesA	164	March 2019	(24,702,116)	(24,475,975)	226,141
LME Copper FuturesA	386	March 2019	(26,087,149)	(25,389,150)	697,999
LME Lead FuturesA	104	January 2019	(5,216,115)	(5,241,600)	(25,485)
LME Lead FuturesA	17	February 2019	(824,596)	(859,350)	(34,754)
LME Lead FuturesA	31	March 2019	(1,509,773)	(1,567,050)	(57,277)
LME Nickel FuturesA	42	January 2019	(2,984,902)	(2,676,870)	308,032
LME Nickel FuturesA	81	February 2019	(5,400,756)	(5,178,087)	222,669
LME Nickel FuturesA	30	March 2019	(1,959,666)	(1,922,670)	36,996
LME Primary Aluminum FuturesA	317	January 2019	(15,666,261)	(14,445,294)	1,220,967
LME Primary Aluminum FuturesA	162	February 2019	(7,844,861)	(7,436,813)	408,048
LME Primary Aluminum FuturesA	208	March 2019	(10,012,864)	(9,609,600)	403,264
LME Zinc FuturesA	81	January 2019	(5,075,914)	(5,027,062)	48,852
LME Zinc FuturesA	26	February 2019	(1,579,750)	(1,609,075)	(29,325)
LME Zinc FuturesA	49	March 2019	(3,057,625)	(3,026,362)	31,263
Low Sulphur Gasoil FuturesA	174	January 2019	(9,933,815)	(8,887,050)	1,046,765
NY Harbor ULSD FuturesA	119	January 2019	(8,811,877)	(8,393,641)	418,236
Sugar #11 World FuturesA	442	February 2019	(6,159,997)	(5,955,331)	204,666
WTI Crude FuturesA	253	January 2019	(13,120,660)	(11,488,730)	1,631,930

			$(219,292,307)	$(209,363,588)	$9,928,719

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2018

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Australian Dollar Currency Futures	2,057	March 2019	$(147,380,814)	$(145,059,640)	$2,321,174
British Pound Currency Futures	1,251	March 2019	(100,077,779)	(100,001,812)	75,967
Canadian Dollar Currency Futures	1,749	March 2019	(131,398,434)	(128,568,990)	2,829,444
Euro Currency Futures	1,186	March 2019	(170,748,464)	(170,821,063)	(72,599)
Japanese Yen Currency Futures	27	March 2019	(2,999,302)	(3,095,212)	(95,910)
New Zealand Dollar Currency Futures	257	March 2019	(17,356,275)	(17,270,400)	85,875
Swiss Franc Currency Futures	206	March 2019	(26,272,285)	(26,378,300)	(106,015)

			$(596,233,353)	$(591,195,417)	$5,037,936

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	72	January 2019	$(8,167,077)	$(8,046,792)	$120,285
CAC40 Index Futures	176	January 2019	(9,640,732)	(9,535,112)	105,620
DAX Index Futures	71	March 2019	(21,873,440)	(21,478,982)	394,458
Euro Stoxx 50 Index Futures	666	March 2019	(23,260,663)	(22,693,680)	566,983
FTSE 100 Index Futures	223	March 2019	(18,968,310)	(18,927,259)	41,051
FTSE/JSE Top 40 Index Futures	627	March 2019	(19,980,434)	(20,507,639)	(527,205)
FTSE/MIB Index Futures	129	March 2019	(13,834,618)	(13,454,389)	380,229
Hang Seng China Enterprises Index Futures	281	January 2019	(18,120,256)	(18,125,675)	(5,419)
Hang Seng Index Futures	120	January 2019	(19,739,087)	(19,810,229)	(71,142)
IBEX 35 Index Futures	125	January 2019	(12,422,099)	(12,198,081)	224,018
KOSPI 200 Index Futures	888	March 2019	(52,647,495)	(52,127,622)	519,873
Mini MSCI EAFE Index Futures	171	March 2019	(14,946,642)	(14,671,800)	274,842
Mini MSCI Emerging Markets Index Futures	283	March 2019	(13,762,965)	(13,680,220)	82,745
MSCI Taiwan Stock Index Futures	493	January 2019	(17,246,594)	(17,718,420)	(471,826)
NASDAQ 100 E-Mini Futures	91	March 2019	(12,048,947)	(11,526,515)	522,432
Nikkei 225 (SGX) Futures	80	March 2019	(7,816,628)	(7,275,216)	541,412
OMXS30 Index Futures	523	January 2019	(8,544,568)	(8,310,041)	234,527
Russell 2000 E-Mini Index Futures	208	March 2019	(14,702,821)	(14,029,600)	673,221
S&P 500 E-Mini Index Futures	194	March 2019	(25,248,226)	(24,300,440)	947,786
S&P/TSX 60 Index Futures	133	March 2019	(17,041,503)	(16,703,912)	337,591
SPI 200 Futures	288	March 2019	(27,970,242)	(28,201,605)	(231,363)
TOPIX Index Futures	73	March 2019	(10,642,504)	(9,947,128)	695,376

			$(388,625,851)	$(383,270,357)	$5,355,494

Forward Foreign Currency Contracts Open on December 31, 2018:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PHP	47,511	USD	47,666	1/9/2019	DUB	$-	$(155)	$(155)
PHP	47,511	USD	47,519	1/9/2019	DUB	-	(8)	(8)
PHP	95,022	USD	94,864	1/9/2019	DUB	158	-	158
PHP	142,533	USD	142,618	1/9/2019	DUB	-	(85)	(85)
PHP	142,533	USD	141,841	1/9/2019	DUB	692	-	692
PHP	190,044	USD	190,049	1/9/2019	DUB	-	(5)	(5)
PHP	190,044	USD	189,519	1/9/2019	DUB	525	-	525
PHP	237,555	USD	236,930	1/9/2019	DUB	625	-	625
PHP	332,578	USD	331,641	1/9/2019	DUB	937	-	937
PHP	617,644	USD	616,347	1/9/2019	DUB	1,297	-	1,297
USD	611,972	PHP	617,644	1/9/2019	DUB	-	(5,672)	(5,672)
USD	608,580	PHP	617,644	1/9/2019	DUB	-	(9,064)	(9,064)
USD	282,811	PHP	285,067	1/9/2019	DUB	-	(2,256)	(2,256)
USD	187,931	PHP	190,044	1/9/2019	DUB	-	(2,113)	(2,113)
USD	187,959	PHP	190,044	1/9/2019	DUB	-	(2,085)	(2,085)
USD	94,029	PHP	95,022	1/9/2019	DUB	-	(993)	(993)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2018

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	47,085	PHP	47,511	1/9/2019	DUB	$-	$(426)	$(426)
INR	35,781	USD	35,151	1/10/2019	DUB	630	-	630
INR	35,781	USD	35,304	1/10/2019	DUB	477	-	477
INR	71,561	USD	71,238	1/10/2019	DUB	323	-	323
INR	71,561	USD	71,229	1/10/2019	DUB	332	-	332
INR	71,561	USD	71,221	1/10/2019	DUB	340	-	340
INR	71,561	USD	71,244	1/10/2019	DUB	317	-	317
INR	71,561	USD	70,214	1/10/2019	DUB	1,347	-	1,347
INR	107,342	USD	105,564	1/10/2019	DUB	1,778	-	1,778
INR	143,123	USD	140,426	1/10/2019	DUB	2,697	-	2,697
INR	143,123	USD	140,780	1/10/2019	DUB	2,343	-	2,343
INR	178,904	USD	175,466	1/10/2019	DUB	3,438	-	3,438
INR	178,904	USD	176,168	1/10/2019	DUB	2,736	-	2,736
INR	250,465	USD	246,652	1/10/2019	DUB	3,813	-	3,813
KRW	358,561	USD	356,977	1/10/2019	DUB	1,584	-	1,584
KRW	388,441	USD	389,783	1/10/2019	DUB	-	(1,342)	(1,342)
KRW	448,201	USD	448,672	1/10/2019	DUB	-	(471)	(471)
KRW	627,482	USD	624,025	1/10/2019	DUB	3,457	-	3,457
KRW	707,686	USD	713,364	1/10/2019	DUB	-	(5,678)	(5,678)
KRW	717,122	USD	716,736	1/10/2019	DUB	386	-	386
KRW	768,345	USD	773,664	1/10/2019	DUB	-	(5,319)	(5,319)
KRW	773,753	USD	777,902	1/10/2019	DUB	-	(4,149)	(4,149)
KRW	806,762	USD	805,578	1/10/2019	DUB	1,184	-	1,184
KRW	806,762	USD	805,275	1/10/2019	DUB	1,487	-	1,487
KRW	806,762	USD	805,284	1/10/2019	DUB	1,478	-	1,478
KRW	860,547	USD	864,912	1/10/2019	DUB	-	(4,365)	(4,365)
KRW	862,182	USD	866,852	1/10/2019	DUB	-	(4,670)	(4,670)
KRW	896,403	USD	894,967	1/10/2019	DUB	1,436	-	1,436
KRW	899,816	USD	904,984	1/10/2019	DUB	-	(5,168)	(5,168)
KRW	945,297	USD	950,597	1/10/2019	DUB	-	(5,300)	(5,300)
KRW	957,251	USD	962,905	1/10/2019	DUB	-	(5,654)	(5,654)
KRW	973,069	USD	980,655	1/10/2019	DUB	-	(7,586)	(7,586)
KRW	986,043	USD	985,310	1/10/2019	DUB	733	-	733
KRW	1,004,378	USD	1,009,918	1/10/2019	DUB	-	(5,540)	(5,540)
KRW	1,033,831	USD	1,039,824	1/10/2019	DUB	-	(5,993)	(5,993)
KRW	1,075,683	USD	1,073,451	1/10/2019	DUB	2,232	-	2,232
INR	1,109,203	USD	1,100,946	1/10/2019	DUB	8,257	-	8,257
KRW	1,142,913	USD	1,146,912	1/10/2019	DUB	-	(3,999)	(3,999)
KRW	1,165,324	USD	1,161,989	1/10/2019	DUB	3,335	-	3,335
KRW	1,165,324	USD	1,165,303	1/10/2019	DUB	21	-	21
KRW	1,165,324	USD	1,160,199	1/10/2019	DUB	5,125	-	5,125
KRW	1,187,734	USD	1,197,199	1/10/2019	DUB	-	(9,465)	(9,465)
KRW	1,254,964	USD	1,253,436	1/10/2019	DUB	1,528	-	1,528
KRW	1,254,964	USD	1,253,256	1/10/2019	DUB	1,708	-	1,708
KRW	1,254,964	USD	1,253,919	1/10/2019	DUB	1,045	-	1,045
KRW	1,254,964	USD	1,251,184	1/10/2019	DUB	3,780	-	3,780
KRW	1,312,590	USD	1,322,345	1/10/2019	DUB	-	(9,755)	(9,755)
KRW	1,322,194	USD	1,332,924	1/10/2019	DUB	-	(10,730)	(10,730)
KRW	1,344,604	USD	1,344,833	1/10/2019	DUB	-	(229)	(229)
KRW	1,344,604	USD	1,347,491	1/10/2019	DUB	-	(2,887)	(2,887)
KRW	1,344,604	USD	1,349,710	1/10/2019	DUB	-	(5,106)	(5,106)
KRW	1,344,604	USD	1,339,647	1/10/2019	DUB	4,957	-	4,957
KRW	1,344,604	USD	1,337,924	1/10/2019	DUB	6,680	-	6,680
KRW	1,411,834	USD	1,419,699	1/10/2019	DUB	-	(7,865)	(7,865)
KRW	1,504,676	USD	1,515,914	1/10/2019	DUB	-	(11,238)	(11,238)
KRW	1,523,885	USD	1,526,266	1/10/2019	DUB	-	(2,381)	(2,381)
KRW	1,559,741	USD	1,567,760	1/10/2019	DUB	-	(8,019)	(8,019)
KRW	1,613,525	USD	1,616,133	1/10/2019	DUB	-	(2,608)	(2,608)
KRW	1,613,525	USD	1,617,120	1/10/2019	DUB	-	(3,595)	(3,595)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2018

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KRW	1,815,215	USD	1,821,747	1/10/2019	DUB	$-	$(6,532)	$(6,532)
KRW	1,904,856	USD	1,920,609	1/10/2019	DUB	-	(15,753)	(15,753)
KRW	1,927,266	USD	1,935,228	1/10/2019	DUB	-	(7,962)	(7,962)
KRW	1,927,266	USD	1,930,155	1/10/2019	DUB	-	(2,889)	(2,889)
KRW	1,927,266	USD	1,928,251	1/10/2019	DUB	-	(985)	(985)
KRW	1,927,266	USD	1,935,089	1/10/2019	DUB	-	(7,823)	(7,823)
INR	1,932,160	USD	1,923,543	1/10/2019	DUB	8,617	-	8,617
KRW	2,151,367	USD	2,162,708	1/10/2019	DUB	-	(11,341)	(11,341)
KRW	2,151,367	USD	2,160,255	1/10/2019	DUB	-	(8,888)	(8,888)
KRW	2,241,007	USD	2,250,288	1/10/2019	DUB	-	(9,281)	(9,281)
KRW	2,241,007	USD	2,250,568	1/10/2019	DUB	-	(9,561)	(9,561)
KRW	2,480,048	USD	2,490,294	1/10/2019	DUB	-	(10,246)	(10,246)
USD	38,023,496	KRW	38,007,476	1/10/2019	DUB	16,020	-	16,020
USD	4,409,233	INR	4,472,592	1/10/2019	DUB	-	(63,359)	(63,359)
USD	3,717,440	KRW	3,764,892	1/10/2019	DUB	-	(47,452)	(47,452)
USD	3,364,201	KRW	3,406,330	1/10/2019	DUB	-	(42,129)	(42,129)
USD	2,417,473	KRW	2,442,697	1/10/2019	DUB	-	(25,224)	(25,224)
USD	2,131,080	KRW	2,151,367	1/10/2019	DUB	-	(20,287)	(20,287)
USD	2,131,013	KRW	2,151,367	1/10/2019	DUB	-	(20,354)	(20,354)
USD	2,122,955	KRW	2,151,367	1/10/2019	DUB	-	(28,412)	(28,412)
USD	2,042,320	KRW	2,061,726	1/10/2019	DUB	-	(19,406)	(19,406)
USD	1,862,264	KRW	1,882,446	1/10/2019	DUB	-	(20,182)	(20,182)
USD	1,684,110	KRW	1,703,165	1/10/2019	DUB	-	(19,055)	(19,055)
USD	1,685,293	KRW	1,703,165	1/10/2019	DUB	-	(17,872)	(17,872)
USD	1,685,250	KRW	1,703,165	1/10/2019	DUB	-	(17,915)	(17,915)
USD	1,639,937	KRW	1,658,345	1/10/2019	DUB	-	(18,408)	(18,408)
USD	1,639,856	KRW	1,658,345	1/10/2019	DUB	-	(18,489)	(18,489)
USD	1,595,137	KRW	1,613,525	1/10/2019	DUB	-	(18,388)	(18,388)
USD	1,552,299	KRW	1,568,705	1/10/2019	DUB	-	(16,406)	(16,406)
USD	1,552,148	KRW	1,568,705	1/10/2019	DUB	-	(16,557)	(16,557)
USD	1,418,364	KRW	1,434,244	1/10/2019	DUB	-	(15,880)	(15,880)
USD	1,332,267	KRW	1,344,604	1/10/2019	DUB	-	(12,337)	(12,337)
USD	1,308,482	KRW	1,322,194	1/10/2019	DUB	-	(13,712)	(13,712)
USD	1,286,620	KRW	1,299,784	1/10/2019	DUB	-	(13,164)	(13,164)
USD	1,286,647	KRW	1,299,784	1/10/2019	DUB	-	(13,137)	(13,137)
USD	1,283,106	KRW	1,299,784	1/10/2019	DUB	-	(16,678)	(16,678)
USD	1,282,982	KRW	1,299,784	1/10/2019	DUB	-	(16,802)	(16,802)
USD	1,241,377	KRW	1,254,964	1/10/2019	DUB	-	(13,587)	(13,587)
USD	1,239,777	KRW	1,254,964	1/10/2019	DUB	-	(15,187)	(15,187)
USD	1,239,689	KRW	1,254,964	1/10/2019	DUB	-	(15,275)	(15,275)
USD	1,063,556	KRW	1,075,683	1/10/2019	DUB	-	(12,127)	(12,127)
USD	976,233	KRW	986,043	1/10/2019	DUB	-	(9,810)	(9,810)
USD	978,790	KRW	986,043	1/10/2019	DUB	-	(7,253)	(7,253)
USD	891,409	KRW	896,403	1/10/2019	DUB	-	(4,994)	(4,994)
USD	799,481	KRW	806,762	1/10/2019	DUB	-	(7,281)	(7,281)
USD	800,078	KRW	806,762	1/10/2019	DUB	-	(6,684)	(6,684)
USD	711,408	KRW	717,122	1/10/2019	DUB	-	(5,714)	(5,714)
USD	709,553	KRW	717,122	1/10/2019	DUB	-	(7,569)	(7,569)
USD	708,912	KRW	717,122	1/10/2019	DUB	-	(8,210)	(8,210)
USD	709,100	KRW	717,122	1/10/2019	DUB	-	(8,022)	(8,022)
USD	708,661	KRW	717,122	1/10/2019	DUB	-	(8,461)	(8,461)
USD	709,345	KRW	717,122	1/10/2019	DUB	-	(7,777)	(7,777)
USD	621,559	KRW	627,482	1/10/2019	DUB	-	(5,923)	(5,923)
USD	624,326	KRW	627,482	1/10/2019	DUB	-	(3,156)	(3,156)
USD	531,628	KRW	537,842	1/10/2019	DUB	-	(6,214)	(6,214)
USD	444,867	KRW	448,201	1/10/2019	DUB	-	(3,334)	(3,334)
USD	444,468	KRW	448,201	1/10/2019	DUB	-	(3,733)	(3,733)
USD	444,339	KRW	448,201	1/10/2019	DUB	-	(3,862)	(3,862)
USD	354,434	KRW	358,561	1/10/2019	DUB	-	(4,127)	(4,127)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2018

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	265,713	KRW	268,921	1/10/2019	DUB	$-	$(3,208)	$(3,208)
USD	177,331	KRW	179,281	1/10/2019	DUB	-	(1,950)	(1,950)
USD	177,176	KRW	179,281	1/10/2019	DUB	-	(2,105)	(2,105)
USD	177,098	KRW	179,281	1/10/2019	DUB	-	(2,183)	(2,183)
USD	89,183	KRW	89,640	1/10/2019	DUB	-	(457)	(457)
USD	88,690	KRW	89,640	1/10/2019	DUB	-	(950)	(950)
TWD	81,391	USD	81,761	1/11/2019	DUB	-	(370)	(370)
TWD	162,781	USD	163,249	1/11/2019	DUB	-	(468)	(468)
TWD	162,781	USD	162,893	1/11/2019	DUB	-	(112)	(112)
TWD	244,172	USD	244,423	1/11/2019	DUB	-	(251)	(251)
TWD	325,563	USD	327,794	1/11/2019	DUB	-	(2,231)	(2,231)
TWD	325,563	USD	326,573	1/11/2019	DUB	-	(1,010)	(1,010)
TWD	325,563	USD	326,115	1/11/2019	DUB	-	(552)	(552)
TWD	325,563	USD	326,531	1/11/2019	DUB	-	(968)	(968)
TWD	325,563	USD	326,772	1/11/2019	DUB	-	(1,209)	(1,209)
TWD	406,954	USD	409,930	1/11/2019	DUB	-	(2,976)	(2,976)
TWD	406,954	USD	407,924	1/11/2019	DUB	-	(970)	(970)
TWD	569,735	USD	571,316	1/11/2019	DUB	-	(1,581)	(1,581)
USD	32,187,093	TWD	32,149,347	1/11/2019	DUB	37,746	-	37,746
USD	974,944	TWD	976,689	1/11/2019	DUB	-	(1,745)	(1,745)
USD	325,542	TWD	325,563	1/11/2019	DUB	-	(21)	(21)
USD	244,762	TWD	244,172	1/11/2019	DUB	590	-	590
USD	162,862	TWD	162,782	1/11/2019	DUB	80	-	80
USD	162,386	TWD	162,782	1/11/2019	DUB	-	(396)	(396)
USD	162,459	TWD	162,782	1/11/2019	DUB	-	(323)	(323)
USD	81,402	TWD	81,391	1/11/2019	DUB	11	-	11
USD	81,217	TWD	81,391	1/11/2019	DUB	-	(174)	(174)
USD	81,224	TWD	81,391	1/11/2019	DUB	-	(167)	(167)
USD	9,691,668	EUR	9,778,541	1/17/2019	DUB	-	(86,873)	(86,873)
INR	24,619,945	USD	23,893,744	1/22/2019	DUB	726,201	-	726,201
USD	569,395	INR	571,726	1/22/2019	DUB	-	(2,331)	(2,331)
USD	568,909	INR	571,726	1/22/2019	DUB	-	(2,817)	(2,817)
USD	498,026	INR	500,260	1/22/2019	DUB	-	(2,234)	(2,234)
USD	457,160	INR	464,527	1/22/2019	DUB	-	(7,367)	(7,367)
USD	349,670	INR	357,329	1/22/2019	DUB	-	(7,659)	(7,659)
USD	319,830	INR	321,596	1/22/2019	DUB	-	(1,766)	(1,766)
USD	208,597	INR	214,397	1/22/2019	DUB	-	(5,800)	(5,800)
USD	210,278	INR	214,397	1/22/2019	DUB	-	(4,119)	(4,119)
USD	174,840	INR	178,664	1/22/2019	DUB	-	(3,824)	(3,824)
USD	34,748	INR	35,733	1/22/2019	DUB	-	(985)	(985)
USD	35,169	INR	35,733	1/22/2019	DUB	-	(564)	(564)
PHP	16,322,936	USD	16,311,976	1/24/2019	DUB	10,960	-	10,960
USD	750,553	PHP	759,206	1/24/2019	DUB	-	(8,653)	(8,653)
USD	561,451	PHP	569,405	1/24/2019	DUB	-	(7,954)	(7,954)
USD	327,845	PHP	332,153	1/24/2019	DUB	-	(4,308)	(4,308)
USD	141,816	PHP	142,351	1/24/2019	DUB	-	(535)	(535)
USD	93,570	PHP	94,901	1/24/2019	DUB	-	(1,331)	(1,331)
USD	93,837	PHP	94,901	1/24/2019	DUB	-	(1,064)	(1,064)
BRL	51,603	USD	52,189	1/3/2019	HUS	-	(586)	(586)
BRL	516,029	USD	511,777	1/3/2019	HUS	4,252	-	4,252
BRL	15,326,066	USD	15,217,698	1/3/2019	HUS	108,368	-	108,368
USD	662,058	BRL	670,838	1/3/2019	HUS	-	(8,780)	(8,780)
USD	516,248	BRL	523,968	1/3/2019	HUS	-	(7,720)	(7,720)
USD	322,877	BRL	327,480	1/3/2019	HUS	-	(4,603)	(4,603)
USD	285,014	BRL	283,816	1/3/2019	HUS	1,198	-	1,198
USD	259,244	BRL	258,015	1/3/2019	HUS	1,229	-	1,229
USD	231,791	BRL	232,213	1/3/2019	HUS	-	(422)	(422)
USD	232,811	BRL	232,213	1/3/2019	HUS	598	-	598
USD	232,750	BRL	232,213	1/3/2019	HUS	537	-	537

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2018

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	205,767	BRL	206,412	1/3/2019	HUS	$-	$(645)	$(645)
USD	205,740	BRL	206,412	1/3/2019	HUS	-	(672)	(672)
USD	206,255	BRL	206,412	1/3/2019	HUS	-	(157)	(157)
USD	206,401	BRL	206,412	1/3/2019	HUS	-	(11)	(11)
USD	180,482	BRL	180,610	1/3/2019	HUS	-	(128)	(128)
USD	180,166	BRL	180,610	1/3/2019	HUS	-	(444)	(444)
USD	180,230	BRL	180,610	1/3/2019	HUS	-	(380)	(380)
USD	179,999	BRL	180,610	1/3/2019	HUS	-	(611)	(611)
USD	180,645	BRL	180,610	1/3/2019	HUS	35	-	35
USD	154,983	BRL	154,809	1/3/2019	HUS	174	-	174
USD	154,987	BRL	154,809	1/3/2019	HUS	178	-	178
USD	154,837	BRL	154,809	1/3/2019	HUS	28	-	28
USD	155,751	BRL	154,809	1/3/2019	HUS	942	-	942
USD	128,919	BRL	129,007	1/3/2019	HUS	-	(88)	(88)
USD	127,447	BRL	129,007	1/3/2019	HUS	-	(1,560)	(1,560)
USD	127,359	BRL	129,007	1/3/2019	HUS	-	(1,648)	(1,648)
USD	128,181	BRL	129,007	1/3/2019	HUS	-	(826)	(826)
USD	127,870	BRL	129,007	1/3/2019	HUS	-	(1,137)	(1,137)
USD	128,231	BRL	129,007	1/3/2019	HUS	-	(776)	(776)
USD	129,029	BRL	129,007	1/3/2019	HUS	22	-	22
USD	128,554	BRL	129,007	1/3/2019	HUS	-	(453)	(453)
USD	130,143	BRL	129,007	1/3/2019	HUS	1,136	-	1,136
USD	129,802	BRL	129,007	1/3/2019	HUS	795	-	795
USD	102,020	BRL	103,206	1/3/2019	HUS	-	(1,186)	(1,186)
USD	101,947	BRL	103,206	1/3/2019	HUS	-	(1,259)	(1,259)
USD	101,917	BRL	103,206	1/3/2019	HUS	-	(1,289)	(1,289)
USD	101,994	BRL	103,206	1/3/2019	HUS	-	(1,212)	(1,212)
USD	101,963	BRL	103,206	1/3/2019	HUS	-	(1,243)	(1,243)
USD	101,609	BRL	103,206	1/3/2019	HUS	-	(1,597)	(1,597)
USD	101,603	BRL	103,206	1/3/2019	HUS	-	(1,603)	(1,603)
USD	101,603	BRL	103,206	1/3/2019	HUS	-	(1,603)	(1,603)
USD	102,140	BRL	103,206	1/3/2019	HUS	-	(1,066)	(1,066)
USD	102,072	BRL	103,206	1/3/2019	HUS	-	(1,134)	(1,134)
USD	102,070	BRL	103,206	1/3/2019	HUS	-	(1,136)	(1,136)
USD	101,903	BRL	103,206	1/3/2019	HUS	-	(1,303)	(1,303)
USD	101,849	BRL	103,206	1/3/2019	HUS	-	(1,357)	(1,357)
USD	102,339	BRL	103,206	1/3/2019	HUS	-	(867)	(867)
USD	102,331	BRL	103,206	1/3/2019	HUS	-	(875)	(875)
USD	102,429	BRL	103,206	1/3/2019	HUS	-	(777)	(777)
USD	102,506	BRL	103,206	1/3/2019	HUS	-	(700)	(700)
USD	102,289	BRL	103,206	1/3/2019	HUS	-	(917)	(917)
USD	102,509	BRL	103,206	1/3/2019	HUS	-	(697)	(697)
USD	102,643	BRL	103,206	1/3/2019	HUS	-	(563)	(563)
USD	102,870	BRL	103,206	1/3/2019	HUS	-	(336)	(336)
USD	103,590	BRL	103,206	1/3/2019	HUS	384	-	384
USD	103,654	BRL	103,206	1/3/2019	HUS	448	-	448
USD	103,667	BRL	103,206	1/3/2019	HUS	461	-	461
USD	103,557	BRL	103,206	1/3/2019	HUS	351	-	351
USD	103,255	BRL	103,206	1/3/2019	HUS	49	-	49
USD	103,093	BRL	103,206	1/3/2019	HUS	-	(113)	(113)
USD	103,097	BRL	103,206	1/3/2019	HUS	-	(109)	(109)
USD	103,192	BRL	103,206	1/3/2019	HUS	-	(14)	(14)
USD	102,585	BRL	103,206	1/3/2019	HUS	-	(621)	(621)
USD	77,489	BRL	77,404	1/3/2019	HUS	85	-	85
USD	76,250	BRL	77,404	1/3/2019	HUS	-	(1,154)	(1,154)
USD	76,432	BRL	77,404	1/3/2019	HUS	-	(972)	(972)
USD	76,522	BRL	77,404	1/3/2019	HUS	-	(882)	(882)
USD	76,214	BRL	77,404	1/3/2019	HUS	-	(1,190)	(1,190)
USD	76,171	BRL	77,404	1/3/2019	HUS	-	(1,233)	(1,233)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2018

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	76,591	BRL	77,404	1/3/2019	HUS	$-	$(813)	$(813)
USD	76,363	BRL	77,404	1/3/2019	HUS	-	(1,041)	(1,041)
USD	76,332	BRL	77,404	1/3/2019	HUS	-	(1,072)	(1,072)
USD	76,444	BRL	77,404	1/3/2019	HUS	-	(960)	(960)
USD	76,345	BRL	77,404	1/3/2019	HUS	-	(1,059)	(1,059)
USD	76,334	BRL	77,404	1/3/2019	HUS	-	(1,070)	(1,070)
USD	76,330	BRL	77,404	1/3/2019	HUS	-	(1,074)	(1,074)
USD	76,814	BRL	77,404	1/3/2019	HUS	-	(590)	(590)
USD	76,928	BRL	77,404	1/3/2019	HUS	-	(476)	(476)
USD	76,869	BRL	77,404	1/3/2019	HUS	-	(535)	(535)
USD	76,959	BRL	77,404	1/3/2019	HUS	-	(445)	(445)
USD	76,906	BRL	77,404	1/3/2019	HUS	-	(498)	(498)
USD	76,826	BRL	77,404	1/3/2019	HUS	-	(578)	(578)
USD	76,797	BRL	77,404	1/3/2019	HUS	-	(607)	(607)
USD	76,791	BRL	77,404	1/3/2019	HUS	-	(613)	(613)
USD	76,785	BRL	77,404	1/3/2019	HUS	-	(619)	(619)
USD	76,938	BRL	77,404	1/3/2019	HUS	-	(466)	(466)
USD	76,852	BRL	77,404	1/3/2019	HUS	-	(552)	(552)
USD	76,820	BRL	77,404	1/3/2019	HUS	-	(584)	(584)
USD	76,887	BRL	77,404	1/3/2019	HUS	-	(517)	(517)
USD	76,887	BRL	77,404	1/3/2019	HUS	-	(517)	(517)
USD	77,162	BRL	77,404	1/3/2019	HUS	-	(242)	(242)
USD	77,254	BRL	77,404	1/3/2019	HUS	-	(150)	(150)
USD	77,756	BRL	77,404	1/3/2019	HUS	352	-	352
USD	77,688	BRL	77,404	1/3/2019	HUS	284	-	284
USD	76,938	BRL	77,404	1/3/2019	HUS	-	(466)	(466)
USD	51,507	BRL	51,603	1/3/2019	HUS	-	(96)	(96)
USD	51,516	BRL	51,603	1/3/2019	HUS	-	(87)	(87)
USD	51,513	BRL	51,603	1/3/2019	HUS	-	(90)	(90)
USD	51,008	BRL	51,603	1/3/2019	HUS	-	(595)	(595)
USD	50,828	BRL	51,603	1/3/2019	HUS	-	(775)	(775)
USD	50,821	BRL	51,603	1/3/2019	HUS	-	(782)	(782)
USD	51,019	BRL	51,603	1/3/2019	HUS	-	(584)	(584)
USD	50,827	BRL	51,603	1/3/2019	HUS	-	(776)	(776)
USD	50,799	BRL	51,603	1/3/2019	HUS	-	(804)	(804)
USD	51,557	BRL	51,603	1/3/2019	HUS	-	(46)	(46)
USD	51,495	BRL	51,603	1/3/2019	HUS	-	(108)	(108)
USD	51,083	BRL	51,603	1/3/2019	HUS	-	(520)	(520)
USD	51,093	BRL	51,603	1/3/2019	HUS	-	(510)	(510)
USD	50,919	BRL	51,603	1/3/2019	HUS	-	(684)	(684)
USD	50,892	BRL	51,603	1/3/2019	HUS	-	(711)	(711)
USD	50,905	BRL	51,603	1/3/2019	HUS	-	(698)	(698)
USD	50,898	BRL	51,603	1/3/2019	HUS	-	(705)	(705)
USD	50,887	BRL	51,603	1/3/2019	HUS	-	(716)	(716)
USD	50,871	BRL	51,603	1/3/2019	HUS	-	(732)	(732)
USD	50,849	BRL	51,603	1/3/2019	HUS	-	(754)	(754)
USD	50,952	BRL	51,603	1/3/2019	HUS	-	(651)	(651)
USD	50,952	BRL	51,603	1/3/2019	HUS	-	(651)	(651)
USD	50,948	BRL	51,603	1/3/2019	HUS	-	(655)	(655)
USD	50,857	BRL	51,603	1/3/2019	HUS	-	(746)	(746)
USD	50,941	BRL	51,603	1/3/2019	HUS	-	(662)	(662)
USD	50,921	BRL	51,603	1/3/2019	HUS	-	(682)	(682)
USD	50,854	BRL	51,603	1/3/2019	HUS	-	(749)	(749)
USD	51,067	BRL	51,603	1/3/2019	HUS	-	(536)	(536)
USD	51,252	BRL	51,603	1/3/2019	HUS	-	(351)	(351)
USD	51,252	BRL	51,603	1/3/2019	HUS	-	(351)	(351)
USD	51,243	BRL	51,603	1/3/2019	HUS	-	(360)	(360)
USD	51,108	BRL	51,603	1/3/2019	HUS	-	(495)	(495)
USD	51,016	BRL	51,603	1/3/2019	HUS	-	(587)	(587)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2018

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	51,281	BRL	51,603	1/3/2019	HUS	$-	$(322)	$(322)
USD	51,200	BRL	51,603	1/3/2019	HUS	-	(403)	(403)
USD	51,200	BRL	51,603	1/3/2019	HUS	-	(403)	(403)
USD	51,284	BRL	51,603	1/3/2019	HUS	-	(319)	(319)
USD	51,273	BRL	51,603	1/3/2019	HUS	-	(330)	(330)
USD	51,272	BRL	51,603	1/3/2019	HUS	-	(331)	(331)
USD	51,320	BRL	51,603	1/3/2019	HUS	-	(283)	(283)
USD	51,272	BRL	51,603	1/3/2019	HUS	-	(331)	(331)
USD	51,266	BRL	51,603	1/3/2019	HUS	-	(337)	(337)
USD	51,225	BRL	51,603	1/3/2019	HUS	-	(378)	(378)
USD	51,272	BRL	51,603	1/3/2019	HUS	-	(331)	(331)
USD	51,311	BRL	51,603	1/3/2019	HUS	-	(292)	(292)
USD	51,298	BRL	51,603	1/3/2019	HUS	-	(305)	(305)
USD	51,277	BRL	51,603	1/3/2019	HUS	-	(326)	(326)
USD	51,261	BRL	51,603	1/3/2019	HUS	-	(342)	(342)
USD	51,254	BRL	51,603	1/3/2019	HUS	-	(349)	(349)
USD	51,248	BRL	51,603	1/3/2019	HUS	-	(355)	(355)
USD	51,806	BRL	51,603	1/3/2019	HUS	203	-	203
USD	51,739	BRL	51,603	1/3/2019	HUS	136	-	136
USD	51,729	BRL	51,603	1/3/2019	HUS	126	-	126
USD	51,771	BRL	51,603	1/3/2019	HUS	168	-	168
USD	51,781	BRL	51,603	1/3/2019	HUS	178	-	178
USD	51,262	BRL	51,603	1/3/2019	HUS	-	(341)	(341)
USD	51,747	BRL	51,603	1/3/2019	HUS	144	-	144
USD	25,782	BRL	25,802	1/3/2019	HUS	-	(20)	(20)
USD	25,407	BRL	25,802	1/3/2019	HUS	-	(395)	(395)
USD	25,781	BRL	25,802	1/3/2019	HUS	-	(21)	(21)
USD	25,777	BRL	25,802	1/3/2019	HUS	-	(25)	(25)
USD	25,752	BRL	25,802	1/3/2019	HUS	-	(50)	(50)
USD	25,746	BRL	25,802	1/3/2019	HUS	-	(56)	(56)
USD	25,741	BRL	25,802	1/3/2019	HUS	-	(61)	(61)
USD	25,747	BRL	25,802	1/3/2019	HUS	-	(55)	(55)
USD	25,541	BRL	25,802	1/3/2019	HUS	-	(261)	(261)
USD	25,536	BRL	25,802	1/3/2019	HUS	-	(266)	(266)
USD	25,552	BRL	25,801	1/3/2019	HUS	-	(249)	(249)
USD	25,464	BRL	25,801	1/3/2019	HUS	-	(337)	(337)
USD	25,456	BRL	25,801	1/3/2019	HUS	-	(345)	(345)
USD	25,470	BRL	25,801	1/3/2019	HUS	-	(331)	(331)
USD	25,533	BRL	25,801	1/3/2019	HUS	-	(268)	(268)
USD	25,612	BRL	25,801	1/3/2019	HUS	-	(189)	(189)
USD	25,530	BRL	25,801	1/3/2019	HUS	-	(271)	(271)
USD	25,602	BRL	25,801	1/3/2019	HUS	-	(199)	(199)
USD	25,593	BRL	25,801	1/3/2019	HUS	-	(208)	(208)
USD	25,519	BRL	25,801	1/3/2019	HUS	-	(282)	(282)
USD	25,516	BRL	25,801	1/3/2019	HUS	-	(285)	(285)
USD	25,511	BRL	25,801	1/3/2019	HUS	-	(290)	(290)
USD	25,505	BRL	25,801	1/3/2019	HUS	-	(296)	(296)
USD	25,506	BRL	25,801	1/3/2019	HUS	-	(295)	(295)
USD	25,527	BRL	25,801	1/3/2019	HUS	-	(274)	(274)
USD	25,602	BRL	25,801	1/3/2019	HUS	-	(199)	(199)
USD	25,532	BRL	25,801	1/3/2019	HUS	-	(269)	(269)
USD	25,516	BRL	25,801	1/3/2019	HUS	-	(285)	(285)
USD	25,513	BRL	25,801	1/3/2019	HUS	-	(288)	(288)
USD	25,634	BRL	25,801	1/3/2019	HUS	-	(167)	(167)
USD	25,626	BRL	25,801	1/3/2019	HUS	-	(175)	(175)
USD	25,633	BRL	25,801	1/3/2019	HUS	-	(168)	(168)
USD	25,666	BRL	25,801	1/3/2019	HUS	-	(135)	(135)
USD	25,903	BRL	25,801	1/3/2019	HUS	102	-	102
USD	25,877	BRL	25,801	1/3/2019	HUS	76	-	76

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2018

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	25,898	BRL	25,801	1/3/2019	HUS	$97	$-	$97
USD	25,894	BRL	25,801	1/3/2019	HUS	93	-	93
USD	25,872	BRL	25,801	1/3/2019	HUS	71	-	71
CNY	72,829	USD	72,497	1/25/2019	HUS	332	-	332
CNY	72,829	USD	72,366	1/25/2019	HUS	463	-	463
CNY	72,829	USD	72,537	1/25/2019	HUS	292	-	292
CNY	72,829	USD	72,462	1/25/2019	HUS	367	-	367
CNY	72,829	USD	72,034	1/25/2019	HUS	795	-	795
CNY	145,659	USD	144,471	1/25/2019	HUS	1,188	-	1,188
CNY	218,488	USD	217,155	1/25/2019	HUS	1,333	-	1,333
CNY	218,488	USD	217,250	1/25/2019	HUS	1,238	-	1,238
CNY	218,488	USD	217,647	1/25/2019	HUS	841	-	841
CNY	218,488	USD	217,547	1/25/2019	HUS	941	-	941
CNY	291,317	USD	290,322	1/25/2019	HUS	995	-	995
CNY	291,317	USD	290,799	1/25/2019	HUS	518	-	518
CNY	291,317	USD	291,223	1/25/2019	HUS	94	-	94
CNY	364,147	USD	364,108	1/25/2019	HUS	39	-	39
CNY	364,147	USD	360,355	1/25/2019	HUS	3,792	-	3,792
CLP	397,644	USD	408,294	1/25/2019	HUS	-	(10,650)	(10,650)
CLP	397,644	USD	409,063	1/25/2019	HUS	-	(11,419)	(11,419)
CLP	397,644	USD	408,125	1/25/2019	HUS	-	(10,481)	(10,481)
CLP	397,644	USD	407,908	1/25/2019	HUS	-	(10,264)	(10,264)
CLP	432,525	USD	446,748	1/25/2019	HUS	-	(14,223)	(14,223)
CLP	530,192	USD	545,054	1/25/2019	HUS	-	(14,862)	(14,862)
CNY	655,464	USD	652,802	1/25/2019	HUS	2,662	-	2,662
CNY	655,464	USD	654,184	1/25/2019	HUS	1,280	-	1,280
CNY	655,464	USD	652,353	1/25/2019	HUS	3,111	-	3,111
CNY	655,464	USD	653,338	1/25/2019	HUS	2,126	-	2,126
CLP	662,739	USD	682,064	1/25/2019	HUS	-	(19,325)	(19,325)
CLP	662,739	USD	681,852	1/25/2019	HUS	-	(19,113)	(19,113)
CLP	662,739	USD	679,061	1/25/2019	HUS	-	(16,322)	(16,322)
CNY	728,294	USD	727,453	1/25/2019	HUS	841	-	841
CNY	728,294	USD	726,281	1/25/2019	HUS	2,013	-	2,013
CNY	728,294	USD	725,689	1/25/2019	HUS	2,605	-	2,605
CNY	801,123	USD	803,894	1/25/2019	HUS	-	(2,771)	(2,771)
CNY	946,782	USD	942,439	1/25/2019	HUS	4,343	-	4,343
CNY	1,019,611	USD	1,022,211	1/25/2019	HUS	-	(2,600)	(2,600)
CNY	1,019,611	USD	1,019,027	1/25/2019	HUS	584	-	584
CNY	1,019,611	USD	1,019,368	1/25/2019	HUS	243	-	243
CLP	3,243,935	USD	3,357,207	1/25/2019	HUS	-	(113,272)	(113,272)
USD	27,132,353	CLP	26,600,269	1/25/2019	HUS	532,084	-	532,084
USD	8,140,038	CNY	8,229,719	1/25/2019	HUS	-	(89,681)	(89,681)
USD	3,417,287	CLP	3,388,110	1/25/2019	HUS	29,177	-	29,177
USD	1,959,948	CLP	1,946,361	1/25/2019	HUS	13,587	-	13,587
USD	1,451,885	CLP	1,441,749	1/25/2019	HUS	10,136	-	10,136
USD	215,295	CNY	218,488	1/25/2019	HUS	-	(3,193)	(3,193)
USD	143,584	CNY	145,659	1/25/2019	HUS	-	(2,075)	(2,075)
USD	143,510	CNY	145,659	1/25/2019	HUS	-	(2,149)	(2,149)
USD	2,834,289	COP	2,767,849	1/28/2019	HUS	66,440	-	66,440
USD	1,817,157	COP	1,783,725	1/28/2019	HUS	33,432	-	33,432
BRL	25,755	USD	25,959	2/4/2019	HUS	-	(204)	(204)
USD	510,668	BRL	515,099	2/4/2019	HUS	-	(4,431)	(4,431)
USD	204,421	BRL	206,040	2/4/2019	HUS	-	(1,619)	(1,619)
USD	152,994	BRL	154,530	2/4/2019	HUS	-	(1,536)	(1,536)
USD	127,666	BRL	128,775	2/4/2019	HUS	-	(1,109)	(1,109)
USD	127,810	BRL	128,775	2/4/2019	HUS	-	(965)	(965)
USD	102,158	BRL	103,020	2/4/2019	HUS	-	(862)	(862)
USD	102,177	BRL	103,020	2/4/2019	HUS	-	(843)	(843)
USD	76,606	BRL	77,265	2/4/2019	HUS	-	(659)	(659)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2018

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	76,600	BRL	77,265	2/4/2019	HUS	$-	$(665)	$(665)
USD	76,906	BRL	77,265	2/4/2019	HUS	-	(359)	(359)
USD	76,758	BRL	77,265	2/4/2019	HUS	-	(507)	(507)
USD	51,073	BRL	51,510	2/4/2019	HUS	-	(437)	(437)
USD	3,837,332	CLP	3,821,674	3/14/2019	HUS	15,658	-	15,658
USD	3,523,557	CLP	3,533,246	3/14/2019	HUS	-	(9,689)	(9,689)
USD	3,487,157	CLP	3,461,139	3/14/2019	HUS	26,018	-	26,018
USD	2,696,385	CLP	2,701,894	3/14/2019	HUS	-	(5,509)	(5,509)
USD	1,380,484	CLP	1,370,034	3/14/2019	HUS	10,450	-	10,450
USD	1,306,905	CLP	1,297,927	3/14/2019	HUS	8,978	-	8,978
USD	1,162,757	CLP	1,153,713	3/14/2019	HUS	9,044	-	9,044
USD	1,016,364	CLP	1,009,499	3/14/2019	HUS	6,865	-	6,865
USD	1,017,376	CLP	1,009,499	3/14/2019	HUS	7,877	-	7,877
USD	871,461	CLP	865,285	3/14/2019	HUS	6,176	-	6,176
USD	829,478	CLP	831,352	3/14/2019	HUS	-	(1,874)	(1,874)
USD	508,167	CLP	504,749	3/14/2019	HUS	3,418	-	3,418
USD	7,232,411	KRW	7,254,442	1/17/2019	RBS	-	(22,031)	(22,031)
USD	7,322,333	AUD	7,225,945	1/17/2019	RBS	96,388	-	96,388
USD	6,767,031	EUR	6,826,277	1/17/2019	RBS	-	(59,246)	(59,246)
USD	2,609,214	PEN	2,595,161	1/28/2019	RBS	14,053	-	14,053
USD	295,552	PEN	296,590	1/28/2019	RBS	-	(1,038)	(1,038)

						$1,921,560	$(1,693,225)	$228,335

*	All Values denominated in USD

Glossary:

Counterparty Abbreviations:
DUB	Deutsche Bank AG.
HUS	HSBC Bank (USA).
RBS	Royal Bank of Scotland PLC.

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
KRW	South Korean Won
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
TWD	Taiwan Dollar
USD	United States Dollar

Index Abbreviations:
CAC40	Euronet Paris – French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
Euro Stoxx 50	Eurozone Blue – chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index
FTSE/MIB	Borsa Italiana – Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
IBEX	Bolsa de Madrid – Spanish Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International – Europe, Australasia, and Far East

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2018

NASDAQ	National Association of Securities Dealers Automated Quotations.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
SPI 200	Australian Equity Market Index Future.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:
JSE	Johannesburg Stock Exchange.
LME	London Metal Exchange.
SGX	Singapore Stock Exchange.

Other Abbreviations:
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
EURIBOR	Euro Interbank Offered Rate.
GILT	Bank of England Bonds.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
Sugar #11	World Benchmark for raw sugar.
ULSD	Ultra-low-sulfur diesel.
WTI	West Texas Intermediate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2018, the investments were classified as described below:

AHL Managed Futures Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments
Investment Companies	$20,760,352	$-	$-	$20,760,352
U.S. Treasury Obligations	-	822,467,024	-	822,467,024

Total Investments in Securities - Assets	$20,760,352	$822,467,024	$-	$843,227,376

Financial Derivative Instruments - Assets
Futures Contracts	$36,992,329	$-	$-	$36,992,329
Forward Foreign Currency Contracts	-	1,921,560	-	1,921,560

Total Financial Derivative Instruments - Assets	$36,992,329	$1,921,560	$-	$38,913,889

Financial Derivative Instruments - Liabilities
Futures Contracts	$(5,030,518)	$-	$-	$(5,030,518)
Forward Foreign Currency Contracts	-	(1,693,225)	-	(1,693,225)

Total Financial Derivative Instruments - Liabilities	$(5,030,518)	$(1,693,225)	$-	$(6,723,743)

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the year ended December 31, 2018, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

December 31, 2018

Fair Value
TOTAL INVESTMENTS - 0.00% (Cost $0)	$-
OTHER ASSETS, NET OF LIABILITIES - 100.00%	25,000,010

TOTAL NET ASSETS - 100.00%	$25,000,010

Percentages are stated as a percent of net assets.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2018

	AHL Managed Futures Strategy FundA	AHL TargetRisk FundA
Assets:
Investments in unaffiliated securities, at fair value†	$822,467,024	$-
Investments in affiliated securities, at fair value‡	20,760,352	-
Foreign currency deposits with brokers for futures contracts, at fair value¤	23,279,035	-
Cash	234	5,000,010
Deposits with broker for futures contracts	16,350,257	-
Cash collateral held at custodian for the benefit of the broker	3,906,536	-
Dividends and interest receivable	51,156	-
Receivable for fund shares sold	8,505,735	20,000,000
Receivable for expense reimbursement (Note 2)	338,127	-
Unrealized appreciation from forward foreign currency contracts	1,921,560	-
Receivable for variation margin on open futures contracts (Note 5)	32,020,239	-
Deferred offering costs	-	19,039
Prepaid expenses	100,951	53,105

Total assets	929,701,206	25,072,155

Liabilities:
Payable for investments purchased	1,336,763	-
Payable for fund shares redeemed	1,938,719	-
Payable to Manager	-	46,370
Management and sub-advisory fees payable (Note 2)	1,025,029	123
Service fees payable (Note 2)	8,016	1
Transfer agent fees payable (Note 2)	48,849	10
Custody and fund accounting fees payable	225,505	408
Professional fees payable	66,424	25,177
Trustee fees payable (Note 2)	-	5
Payable for prospectus and shareholder reports	65,820	31
Unrealized depreciation from forward foreign currency contracts	1,693,225	-
Other liabilities	33,281	20

Total liabilities	6,441,631	71,145

Net assets	$923,259,575	$25,000,010

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2018

	AHL Managed Futures Strategy FundA	AHL TargetRisk FundA
Analysis of net assets:
Paid-in-capital	$910,175,607	$25,000,010
Total distributable earnings (deficits)B	13,083,968	-

Net assets	$923,259,575	$25,000,010

Shares outstanding at no par value (unlimited shares authorized):
Institutional ClassC	37,274,087	2,480,000

Y ClassC	47,311,992	10,000

Investor ClassC	1,649,372	10,001

A Class	410,347	N/A

C Class	496,602	N/A

Net assets:
Institutional ClassC	$396,044,490	$24,800,000

Y ClassC	$500,530,112	$100,000

Investor ClassC	$17,292,936	$100,010

A Class	$4,303,787	N/A

C Class	$5,088,250	N/A

Net asset value, offering and redemption price per share:
Institutional ClassC	$10.63	$10.00

Y ClassC	$10.58	$10.00

Investor ClassC	$10.48	$10.00

A Class	$10.49	N/A

A Class (offering price)	$11.13	N/A

C Class	$10.25	N/A

† Cost of investments in unaffiliated securities	$822,466,685	$-
‡ Cost of investments in affiliated securities	$20,760,352	$-
¤ Cost of foreign currency deposits with brokers for futures contracts	$23,225,532	$-

A Consolidated financial statement. See Note 1 in the Notes to Financial Statements for additional information.
B The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.
C Class commenced operations December 31, 2018 in the AHL TargetRisk Fund (Note 1).

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended December 31, 2018

	AHL Managed Futures Strategy FundA	AHL TargetRisk FundA D
Investment income:
Dividend income from affiliated securities (Note 8)	$271,399	$–
Interest income	12,210,005	–
Other income	–	–

Total investment income	12,481,404	–

Expenses:
Management and sub-advisory fees (Note 2)	9,644,651	123
Transfer agent fees:
Institutional Class (Note 2)	152,624	10
Y Class (Note 2)	273,075	–
Investor Class	2,336	–
A Class	664	–
C Class	241	–
Custody and fund accounting fees	1,588,792	408
Professional fees	107,941	61,115
Registration fees and expenses	158,352	146
Service fees (Note 2):
Investor Class	62,696	1
A Class	4,322	–
C Class	4,802	–
Distribution fees (Note 2):
A Class	9,843	–
C Class	51,503	–
Prospectus and shareholder report expenses	184,814	37
Trustee fees (Note 2)	45,740	5
Other expenses	32,506	21

Total expenses	12,324,902	61,866

Net fees waived and expenses (reimbursed) (Note 2)	(909,052)	(61,866)

Net expenses	11,415,850	–

Net investment income	1,065,554	–

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	36,716	–
Foreign currency transactions	291,085	–
Forward foreign currency contracts	(1,268,599)	–
Futures contracts	584,471	–
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesC	127,276	–
Foreign currency transactions	(376,976)	–
Forward foreign currency contracts	709,267	–
Futures contracts	24,356,072	–

Net gain (loss) from investments	24,459,312	–

Net increase (decrease) in net assets resulting from operations	$25,524,866	$–

† Foreign taxes	$–	$–

A Consolidated financial statement. See Note 1 in the Notes to Financial Statements for additional information.

B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

D Commencement of operations on December 31, 2018.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	AHL Managed Futures Strategy FundA		AHL TargetRisk FundA
	Year Ended December 31, 2018	Year Ended December 31, 2017	Period EndedB December 31, 2018
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,065,554	$(4,054,993)	-
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and futures contracts	(356,327)	30,052,284	-
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and futures contracts	24,815,639	(122,197)	-

Net increase in net assets resulting from operations	25,524,866	25,875,094	-

Distributions to shareholders:
Net realized gain from investments:
Institutional Class	-	(15,176,418)	-
Y Class	-	(3,701,486)	-
Investor Class	-	(777,705)	-
A Class	-	(142,135)	-
C Class	-	(229,781)	-
Total retained earnings:*
Institutional Class	(7,171,786)	-	-
Y Class	(8,502,485)	-	-
Investor Class	(252,884)	-	-
A Class	(59,819)	-	-
C Class	(32,986)	-	-

Net distributions to shareholders	(16,019,960)	(20,027,525)	-

Capital share transactions (Note 10):
Proceeds from sales of shares	562,411,814	172,256,169	20,000,000
Reinvestment of dividends and distributions	14,959,325	17,912,969	-
Cost of shares redeemed	(186,100,916)	(138,380,771)	-

Net increase in net assets from capital share transactions	391,270,223	51,788,367	20,000,000

Net increase in net assets	400,775,129	57,635,936	20,000,000

Net assets:
Beginning of period	522,484,446	464,848,510	5,000,010	C

End of period	$923,259,575	$522,484,446	$25,000,010

* Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See Note 1 in the Notes to Financial Statements for more information regarding new accounting pronouncements.

A Consolidated financial statement. See Note 1 in the Notes to Financial Statements for additional information.

B Commenced operations December 31, 2018 (Note 1).

C Seed capital.

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as non-diversified, open-end management investment companies. As of December 31, 2018, the Trust consists of thirty-three active series, two of which are presented in this filing: American Beacon AHL Managed Futures Strategy Fund and American Beacon AHL TargetRisk Fund (collectively, the “Funds” and each individually a “Fund”). The remaining thirty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

The American Beacon AHL TargetRisk Fund commenced operations on December 31, 2018 and is a separate series of the Trust. December 31, 2018 is also the inception date of the Institutional, Y and Investor Classes of the Fund. The Fund constitutes a separate investment portfolio with a distinct investment objective and distinct purpose and strategy.

Recently Adopted Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the year ended December 31, 2018, the Funds have chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

In August 2018, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Consolidation of Subsidiaries

The Schedules of Investments of the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund (the controlled foreign corporation “CFC Funds”) are consolidated to include the accounts of the American Beacon Cayman Managed Futures Strategy Fund, Ltd. and American Beacon Cayman TargetRisk Fund, Ltd., respectively, each of which are wholly-owned and controlled subsidiaries (the “Subsidiaries”) of the CFC Funds. All inter-company accounts and transactions have been eliminated in consolidation for the CFC Funds.

For Federal tax purposes, taxable income for the CFC Funds and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (the “Code”) and each Subsidiary’s taxable income is included in the calculation of the applicable CFC Fund’s taxable income. Net losses of the Subsidiarys’ are not deductible by the CFC Funds either in the current period or future periods. The Subsidiaries have a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

Each CFC Fund may invest up to 25% of its total assets in its Subsidiaries, which acts as an investment vehicle in order to effect certain investments consistent with the CFC Fund’s investment objectives and policies. The CFC Funds expect to achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the CFC Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2018	% of Total Net Assets of the CFC Fund at December 31, 2018
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$220,597,617	23.9%
American Beacon Cayman TargetRisk Fund, Ltd.	December 31, 2018	5,500,000	22.0%

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting United States Securities and Exchange Commission (the “SEC’’) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The CFC Funds are commodity pools, as defined in the regulation of the CFTC, and operated by the Manager, a commodity pool operator regulated by the CFTC.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to any Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of December 31, 2018, based on management’s evaluation of the shareholder account base, two accounts have been identified as representing an affiliated significant ownership of approximately 99% of the American Beacon AHL TargetRisk Fund’s outstanding shares.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Funds’ average daily net assets that is calculated and accrued daily, equal to 0.35%.

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with AHL Partners LLP (the “Sub-Advisor”), pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedules:

AHL Managed Futures Strategy Fund

All Assets	1.00%

AHL TargetRisk Fund

First $500 million	0.55%
Next $500 million	0.50%
Next $500 million	0.45%
Over $1.5 billion	0.40%

The Management and Sub-Advisory Fees paid by the Funds for the period ended December 31, 2018 were as follows:

AHL Managed Futures Strategy Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$2,491,892
Sub-Advisor Fees	1.00%	7,152,759

Total	1.35%	$9,644,651

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

AHL TargetRisk Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$48
Sub-Advisor Fees	0.55%	75

Total	0.90%	$123

Distribution Plans

The Funds, except for the A and C Classes of the AHL Managed Futures Fund, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the American Beacon AHL Managed Futures Strategy. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended December 31, 2018, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
AHL Managed Futures Strategy	$408,566
AHL TargetRisk	-

As of December 31, 2018, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub - Transfer Agent Fees
AHL Managed Futures Strategy	$48,849
AHL TargetRisk	-

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2018, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
AHL Managed Futures Strategy	$12,633
AHL TargetRisk	-

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2018, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the Funds’ expense cap. During the period ended December 31, 2018, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap
Fund	Class	1/1/2018 - 12/31/2018	Reimbursed Expenses		(Recouped) Expenses	Expiration of Reimbursed Expenses
AHL Managed Futures Strategy	Institutional	1.54%	$657,780		$-	2021
AHL Managed Futures Strategy	Y	1.64%	231,970		-	2021
AHL Managed Futures Strategy	Investor	1.92%	14,726		(3,953)	2021
AHL Managed Futures Strategy	A	1.94%	4,144		-	2021
AHL Managed Futures Strategy	C	2.69%	4,385		-	2021
AHL TargetRisk	Institutional	1.04%	60,541	*	-	2021
AHL TargetRisk	Y	1.14%	662	*	-	2021
AHL TargetRisk	Investor	1.42%	663	*	-	2021

*	Voluntarily reimbursed by the Manager at 12/31/2018.

Of these amounts $338,127 is disclosed as a receivable from the Manager on the Statements of Assets and Liabilities at December 31, 2018 for the AHL Managed Futures Strategy Fund. At December 31, 2018, the AHL TargetRisk Fund had a payable to the Manager for $46,370.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2021. The Funds did not record a liability for potential reimbursement due to the current assessment that a reimbursement is unlikely. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
AHL Managed Futures Strategy	$-	$1,444,427	$-	2019
AHL Managed Futures Strategy	-	2,099,369	-	2020

The Distributor

Effective March 1, 2018, Resolute Investment Distributors, Inc. (“RID” or “Distributor”) replaced Foreside Fund Services, LLC (“Foreside”) as the Funds’ distributor and principal underwriter of the Funds’ shares.

RID is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is affiliated with the Manager through common ownership. Under a Distribution Agreement with the Trust, the Distributor acts as the distributor and principal underwriter of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of the Funds’ shares. Pursuant to the Distribution Agreement, to the extent applicable, the Distributor receives, and may re-allocate to broker-dealers, all or a portion of the sales charge paid by the purchasers of A Class and C Class shares. For A Class and C Class shares, the Distributor receives commission revenue consisting of the portion of A Class and C Class sales charge remaining after the allowances by the Distributor to the broker-dealers. The Distributor retains any portion of the commission fees that are not paid to the broker-dealers for use solely to pay distribution related expenses.

Prior to March 1, 2018, Foreside served as the distributor and principal underwriter of the Funds’ shares. Pursuant to a Sub-Administration Agreement between Foreside and the Manager in effect through February 28, 2018, Foreside received a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of Foreside to facilitate distribution of Fund shares. Foreside also received a fee from the Manager under a Marketing Agreement pursuant to which Foreside provided services in connection with the marketing of a Fund to institutional investors. Pursuant to the Distribution Agreement with the Trust in effect through February 28, 2018, Foreside received, and may have re-allocated to broker-dealers, all or a portion of the sales charge paid by the purchasers of A and C Class shares. For A and C Class shares, Foreside received commission revenues consisting of the portion of A and C Class sales charge remaining after the allowances by Foreside to the broker dealers. Foreside retained any portion of the commission fees that were not paid to the broker-dealers for use solely to pay distribution related expenses.

Sales Commissions

The Funds’ Distributor, formerly Foreside, may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the period January 1, 2018 to February 28, 2018, Foreside collected $257 for American Beacon AHL Managed Futures Strategy Fund from the sale of Class A Shares. During the period March 1, 2018 through December 31, 2018, RID collected $2,181 for the American Beacon AHL Managed Futures Strategy Fund from the sale of Class A Shares.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended December 31, 2018, there were no CDSC fees collected for Class A Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period January 1, 2018 to February 28, 2018, Foreside did not collect CDSC fees for Class C Shares of the American Beacon AHL Managed Futures Strategy Fund. During the period March 1, 2018 through December 31, 2018, RID collected $3,533 for the American Beacon AHL Managed Futures Strategy Fund for Class C Shares.

Trustee Fees and Expenses

As compensation for their service to the Trust, American Beacon Select Funds, American Beacon Institutional Funds Trust, American Beacon Sound Point Enhanced Income Fund, and American Beacon Apollo Total Return Fund, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chair receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers. Certain fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Funds may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds’ pricing time of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Funds use outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit with their futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value, as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4.  Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

American Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Commodity Instruments

Exposure to physical commodities may subject the AHL Managed Futures Strategy Fund to greater volatility than investments in traditional securities. The value of such investments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as supply and demand, drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Their value may also respond to investor perception of instability in the national or international economy, whether or not justified by the facts. However, these investments may help to moderate fluctuations in the value of the Fund’s other holdings, because these investments may not correlate with investments in traditional securities. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s shares to fall. No

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or realize the full value of such investments in the event of the need to liquidate such investments. Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities. Because physical commodities do not generate investment income, the return on such investments will be derived solely from the appreciation or depreciation on such investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Illiquid and Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding during the period ended December 31, 2018 are disclosed in the Notes to the Schedules of Investments.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Funds, to purchase such unregistered securities if certain conditions are met.

Interest-Only and Principal-Only Mortgage-Backed Securities

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

of the interest (the “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Interest-only instruments generally increase in value in a rising interest rate environment, which typically results in a slower rate of prepayments on the underlying mortgages and extends the period during which interest payments are required to be made on the IO security. Interest only securities are subject to prepayment risk, which is the risk that prepayments will accelerate in a declining interest rate environment and will reduce the number of remaining interest payments even though there is no default on the underlying mortgages. Principal only instruments generally increase in value in a declining interest rate environment, which typically results in a faster rate of prepayments on the underlying mortgages. Since a PO security is usually purchased at a discount, faster prepayments result in a higher rate of return when the face value of the security is paid back sooner than expected.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Funds’ portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Funds may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Funds’ MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

Rights and Warrants

Rights are short-term warrants issued in conjunction with new stock or bond issues. Warrants are options to purchase an issuer’s securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may be purchased with values that vary depending on the change in value of one or more specified indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price. There is no specific limit on the percentage of assets the Funds may invest in rights and warrants.

Short Sales

The Funds may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

transactions and the dividends and interest payable on such securities, if any, are reflected as a liability. A Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of December 31, 2018, short positions were held by the American Beacon AHL Managed Futures Strategy and are disclosed in the Schedules of Investments.

Special Purpose Acquisition Company

A special purpose acquisition company (“SPAC”) is a collective investment structure that allows public stock market investors to invest in private equity type transactions, particular leveraged buyouts. SPACs are shell or blank-check companies, governed by the SEC, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). For the period ended December 31, 2018, the Funds did not hold SPAC securities in the portfolio.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

The Funds may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Funds with a certain degree of protection against rises in interest rates, the Funds will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

During the period ended December 31, 2018, the American Beacon AHL Managed Futures Strategy Fund entered into forward foreign currency contracts primarily for hedging foreign currency fluctuations.

The Funds’ forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Foreign Currency Notional Amounts Outstanding Year Ended December 31, 2018
Fund	Purchased Contracts	Sold Contracts
AHL Managed Futures Strategy	$143,154,189	$226,714,825

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the year ended December 31, 2018, the Funds entered into futures contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Year Ended December 31, 2018
AHL Managed Futures Strategy	33,972

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

Total Return Swap Agreements

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

AHL Managed Futures Strategy Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2018:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$–	$1,921,560	$–	$–	$–	$1,921,560
Receivable for variation margin from open futures contracts(2)	–	5,347,586	10,532,173	14,450,121	6,662,449	36,992,329

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$–	$(1,693,225)	$–	$–	$–	$(1,693,225)
Payable for variation margin from open futures contracts(2)	–	(469,438)	(3,254,125)	–	(1,306,955)	(5,030,518)

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2018:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(1,268,599)	$–	$–	$–	$(1,268,599)
Futures contracts	–	10,894,655	835,357	2,334,200	(13,479,741)	584,471

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$709,267	$–	$–	$–	$709,267
Futures contracts	–	2,672,306	2,947,291	15,165,573	3,570,902	24,356,072

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2018.

AHL Managed Futures Strategy Fund

Offsetting of Financial and Derivative Assets as of December 31, 2018:
	Assets	Liabilities
Futures Contracts(1)	$36,992,329	$5,030,518
Forward Foreign Currency Contracts	1,921,560	1,693,225

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$38,913,889	$6,723,743

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(36,992,329)	$(5,030,518)

Total derivative assets and liabilities subject to an MNA	$1,921,560	$1,693,225

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of December 31, 2018:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty			Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
Deutsche Bank AG	$875,443	$(875,443)	$-	$-	$-
HSBC Bank (USA)	935,676	(481,209)	-	-	454,467
Royal Bank of Scotland PLC	110,441	(82,315)	-	-	28,126

Total	$1,921,560	$(1,438,967)	$-	$-	$482,593

	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty			Non-Cash Collateral Received	Cash Collateral Received	Net Amount
Deutsche Bank AG	$1,129,701	$(875,443)	$-	$-	$254,258
HSBC Bank (USA)	481,209	(481,209)	-	-	-
Royal Bank of Scotland PLC	82,315	(82,315)	-	-	-

Total	$1,693,225	$(1,438,967)	$-	$-	$254,258

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Allocation and Correlation Risk

The sub-advisor’s judgments about, and allocations between arbitrage strategies, asset classes and market exposures may adversely affect the Funds’ performance. There can be no assurance, particularly during periods of market disruption and stress, that the Funds will, in fact, experience a low level of correlation with a traditional portfolio of stocks and bonds or with the debt or equity markets generally. This risk may be increased by the use of derivatives to increase allocations to various market exposures.

Commodities Risk

The Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in supply and demand, drought, floods, weather, livestock disease, embargoes, tariffs, war, acts of terrorism and international economic, political and regulatory developments. The Fund and the Subsidiary each may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund and the Subsidiary may be more susceptible to risks associated with those sectors. The Fund’s investments in commodity-related instruments may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the NAV of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward foreign currency exchange contracts in non-U.S. currencies, including both non-deliverable forwards (“NDFs”) and deliverable forwards, non-U.S. currency futures contracts, options (including non-deliverable options (“NDOs”) on non-U.S. currencies and non-U.S. currency futures) and swaps for cross-currency investments. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments in foreign (non-U.S.) currencies.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Funds may obtain no recovery of their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Funds and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Hedging Risk

If the Funds use a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Funds’ return, or create a loss.

High Portfolio Turnover Risk

Portfolio turnover is a measure of the Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Fund’s transaction costs because of increased broker commissions resulting from such transactions. These costs are not reflected in the Fund’s annual operating expenses or in the expense example, but they can have a negative impact on performance. Frequent trading by the Fund could also result in increased realized net capital gains, distributions of which are taxable to the Fund’s shareholders (including net short-term capital gain distributions, which are taxable to them as ordinary income).

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

High-Yield Securities Risk

Investing in high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks of loss of your money than an investment in investment grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. Below investment grade securities may experience greater price volatility and less liquidity than investment grade securities.

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Funds may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Funds believe is its fair market value. In addition, transaction costs may be higher for restricted securities and the Funds may receive only limited information regarding the issuer of a restricted security. The Funds may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

The Funds are subject to the risk that the market value of fixed-income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate several times since December 2015 and has signaled additional increases in the near future. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Funds. The prices of fixed-income securities or derivatives are also affected by their duration. Fixed-income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well. Some investors buy securities with borrowed money; an increase in interest rates can cause a decline in those markets.

Leverage Risk

The Funds’ use of futures, forward foreign currency contracts, swaps, other derivative instruments and selling securities short will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Funds will have the potential for greater losses than if the Funds do not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of an increase or decrease in the Funds’ exposure to an asset or class of assets and may cause the Funds’ NAV to be volatile.

Liquidity Risk

When there is little or no active trading market for a specific security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Fund at such times may have a significant adverse effect on the Fund’s NAV and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Direction Risk

Since the Funds will typically hold both long and short positions, an investment in the Funds will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Funds’ results could suffer both when there is a general market advance and the Funds hold significant “short” positions, and when there is a general market decline and the Funds hold significant “long” positions.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of the Fund’s investments in the United Kingdom and Europe.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, credit risk, extension risk and prepayment risk. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Non-Diversification Risk

The Funds are non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Obsolescence Risk

The Funds are unlikely to be successful in its quantitative trading strategies unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and the sub-advisor does not successfully address such omission through its testing and evaluation and modify the models accordingly, major losses may result – all of which will be borne by the Funds.

Options Risk

In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit that might have been realized had it bought the underlying security at the time it purchased the call option. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

cover the premium and transaction costs. By using put options in this manner, the Funds will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. If the Funds sell a put option, there is a risk that the Funds may be required to buy the underlying asset at a disadvantageous price. If the Funds sell a call option, there is a risk that the Funds may be required to sell the underlying asset at a disadvantageous price. If the Funds sell a call option on an underlying asset that the Funds own and the underlying asset has increased in value when the call option is exercised, the Funds will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including ETFs and money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Prepayment and Extension Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and the Funds may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Short Position Risk

The Funds will incur a loss as a result of a short position if the price of the instrument sold short increases in value between the date of the short sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument. The Funds’ losses are potentially unlimited in a short position transaction.

Subsidiary Risk

By investing in the Subsidiary, the Fund’s are indirectly exposed to the risk associated with the Subsidiary’s Investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Fund or the Subsidiary will be achieved.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Report, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s Prospectus and SAI and could adversely affect the Fund’s performance.

Swap Agreement Risk

Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leveraging risk. If swaps are used as a hedging strategy, the Funds are subject to the risk that the hedging strategy may not eliminate the risk that is

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Interest rate swaps, total return swaps, currency swaps, credit default swaps and commodities swaps are subject to counterparty risk, credit risk and liquidity risk. In addition, interest rate swaps are subject to interest rate risk, total return swaps are subject to market risk, and interest rate risk if the underlying securities are bonds or other debt obligations, currency swaps are subject to currency risk, and commodities swaps are subject to commodities risk.

Tax Risk

To qualify as a regulated investment company under Subchapter M (“RIC”), the Fund’s must derive at least 90 percent of its gross income for each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the AHL Managed Futures Strategy Fund invests is not considered qualifying income. The Fund will therefore restrict the income from direct investments in commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income for each taxable year. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.

The Internal Revenue Service (“IRS”) has issued a large number of private letter rulings (which the AHL Managed Futures Strategy Fund may not cite as precedent) beginning in 2006 that income a RIC derives from a wholly owned foreign subsidiary (such as the Subsidiary) that earns income derived from commodity-linked derivative instruments is qualifying income. The IRS suspended the issuance of new such rulings in July 2011 but has not taken any actions regarding its previously issued rulings. According, the Fund has not sought to obtain such a ruling and is relying on the advice of counsel regarding the tax treating of distributions by the Subsidiary to the Fund of such income. The tax treatment of the Fund’s commodity-linked investments may be materially adversely affected by future legislation, Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M, or otherwise materially affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Valuation Risk

The Funds may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Volatility Risk

The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV to experience significant increases or declines in value over short periods of time.

Warrants Risk

Warrants may be more speculative than certain other types of investments because warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2018 remain subject to examination by the Internal Revenue Service for AHL Managed Futures Strategy Fund. The period ended December 31, 2018 remains subject to examination by the Internal Revenue Service for AHL TargetRisk Fund. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

The tax character of distributions paid were as follows:

	AHL Managed Futures Strategy Fund		AHL TargetRisk Fund
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018A
Distributions paid from:
Ordinary income*
Institutional Class	$7,171,786	$13,769,404	$-
Y Class	8,502,485	3,358,319	-
Investor Class	252,884	705,603	-
A Class	59,819	128,958	-
C Class	32,986	208,478	-
Long-term capital gains
Institutional Class	-	1,407,014	-
Y Class	-	343,167	-
Investor Class	-	72,102	-
A Class	-	13,177	-
C Class	-	21,303	-

Total distributions paid	$16,019,960	$20,027,525	$-

* For tax purposes, short-term capital gains are considered ordinary income distributions.

A Commencement of operations.

As of December 31, 2018, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AHL Managed Futures Strategy	$881,110,472	$25,096,377	$(38,336,334)	$(13,239,957)
AHL TargetRisk	-	-	-	-

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
AHL Managed Futures Strategy	$(13,239,957)	$1,552,729	$11,380,181	$-	$13,391,015	$13,083,968
AHL TargetRisk	-	-	-	-	-	-

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the realization of unrealized gains (losses) from certain derivative instruments and the tax deferral of losses from wash sales.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities. Accordingly, the following amounts represent current year permanent differences derived from utilization of earnings and profits distributed to shareholders from redemption of shares and reclassification of income from investment subsidiary as of December 31, 2018:

Fund	Paid-In-Capital	Distributable Earnings/(Deficits)
AHL Managed Futures Strategy	$4,564,854	$(4,564,854)
AHL TargetRisk	-	-

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of December 31, 2018, the Funds did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended December 31, 2018 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
AHL Managed Futures Strategy	$–	$–	$–	$–
AHL TargetRisk	–	–	–	–

A summary of the Funds’ transactions in the USG Select Fund for the year ended December 31, 2018 are as follows:

Fund	Type of Transaction	December 31, 2017 Shares/Fair Value	Purchases	Sales	December 31, 2018 Shares/Fair Value	Dividend Income
AHL Managed Futures Strategy	Direct	$20,549,617	$689,419,735	$689,209,000	$20,760,352	$271,399

9.  Borrowing Arrangements

Effective November 15, 2018, the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 14, 2019, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 14, 2019 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

During the year ended December 31, 2018, the Funds did not utilize this facility.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	Institutional Class
	Year Ended December 31,
	2018		2017
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	5,973,429	$62,786,869	7,451,038	$78,692,257
Reinvestment of dividends	615,079	6,482,930	1,287,360	13,568,774
Shares redeemed	(6,356,582)	(66,708,717)	(5,564,778)	(59,037,244)

Net increase in shares outstanding	231,926	$2,561,082	3,173,620	$33,223,787

	Y Class
	Year Ended December 31,
	2018		2017
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	46,402,937	$482,140,377	6,676,574	$70,665,751
Reinvestment of dividends	776,199	8,142,322	309,816	3,253,064
Shares redeemed	(9,511,262)	(99,100,466)	(2,374,706)	(25,121,656)

Net increase in shares outstanding	37,667,874	$391,182,233	4,611,684	$48,797,159

	Investor Class
	Year Ended December 31,
	2018		2017
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	1,056,484	$10,980,221	1,687,457	$17,930,723
Reinvestment of dividends	24,122	250,869	73,170	760,973
Shares redeemed	(1,370,470)	(14,058,394)	(2,839,239)	(29,951,903)

Net (decrease) in shares outstanding	(289,864)	$(2,827,304)	(1,078,612)	$(11,260,207)

	A Class
	Year Ended December 31,
	2018				2017
AHL Managed Futures Strategy Fund	Shares		Amount		Shares	Amount
Shares sold	450,225		$4,711,443		264,861	$2,796,774
Reinvestment of dividends	5,476		56,952		13,126	136,644
Shares redeemed	(369,052)		(3,812,812)		(2,205,353)	(23,344,020)

Net increase (decrease) in shares outstanding	86,649		$955,583		(1,927,366)	$(20,410,602)

	C Class
	Year Ended December 31,
	2018				2017
AHL Managed Futures Strategy Fund	Shares		Amount		Shares	Amount
Shares sold	175,816		$1,792,904		208,982	$2,170,664
Reinvestment of dividends	2,581		26,252		19,028	193,514
Shares redeemed	(241,190)		(2,420,527)		(90,329)	(925,948)

Net increase (decrease) in shares outstanding	(62,793)		$(601,371)		137,681	$1,438,230

	Institutional Class
	December 31, 2018A to December 31, 2018
AHL TargetRisk Fund	Shares		Amount
Shares sold	2,480,000	B	$24,800,000	B

Net increase in shares outstanding	2,480,000		$24,800,000

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018

	Y Class
	December 31, 2018A to December 31, 2018
AHL TargetRisk Fund	Shares		Amount
Shares sold	10,000	B	$100,000	B

Net increase in shares outstanding	10,000		$100,000

	Investor Class
	December 31, 2018A to December 31, 2018
AHL TargetRisk Fund	Shares		Amount
Shares sold	10,001	B	$100,010	B

Net increase in shares outstanding	10,001		$100,010

A	Commencement of operations.
B

Seed capital was received on December 31, 2018 in the amount of $24,800,000 for the Institutional Class, $100,000 for the Y Class, and $100,010 for the Investor Class. Shares were issued in the amount of 2,480,000 for the Institutional Class, 10,000 for the Y Class, and 10,001 for the Investor Class.

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon AHL Managed Futures Strategy FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Year Ended December 31,					August 19, 2014A to December 31,

	2018	2017	2016	2015		2014

Net asset value, beginning of period	$10.57	$10.44	$10.46	$10.95		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.08)	0.20	(0.06)		0.24
Net gains (losses) on investments (both realized and unrealized)	0.28	0.63	(0.22)	(0.07)		1.10

Total income (loss) from investment operations	0.26	0.55	(0.02)	(0.13)		1.34

Less distributions:
Dividends from net investment income	(0.14)	-	-	(0.21)		(0.31)
Distributions from net realized gains	(0.06)	(0.42)	-	(0.15)		(0.08)
Tax return of capital	-	-	-	(0.00	)B	-

Total distributions	(0.20)	(0.42)	-	(0.36)		(0.39)

Net asset value, end of period	$10.63	$10.57	$10.44	$10.46		$10.95

Total returnC	2.42%	5.31%	(0.19)%	(1.15)%		13.43	%D

Ratios and supplemental data:
Net assets, end of period	$396,044,490	$391,617,624	$353,601,987	$20,932,502		$28,765,259
Ratios to average net assets:
Expenses, before reimbursements	1.71%	1.98%	1.90%	2.25%		4.97	%E
Expenses, net of reimbursements	1.54%	1.54%	1.54%	1.54%		1.54	%E
Net investment income (loss), before expense reimbursements	(0.40)%	(1.20)%	(1.69)%	(2.29)%		2.73	%E
Net investment income (loss), net of reimbursements	(0.23)%	(0.77)%	(1.33)%	(1.57)%		6.17	%E
Portfolio turnover rateF	–%	–%	–%	–%		–%

A	Commencement of operations.
B	The return of capital is based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,					August 19, 2014A to December 31,

	2018	2017	2016	2015		2014

Net asset value, beginning of period	$10.53	$10.41	$10.45	$10.94		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10	(0.07)	(0.08)	(0.05)		0.30
Net gains (losses) on investments (both realized and unrealized)	0.14	0.61	0.04	(0.08)		1.03

Total income (loss) from investment operations	0.24	0.54	(0.04)	(0.13)		1.33

Less distributions:
Dividends from net investment income	(0.13)	-	-	(0.21)		(0.31)
Distributions from net realized gains	(0.06)	(0.42)	-	(0.15)		(0.08)
Tax return of capital	-	-	-	(0.00	)B	-

Total distributions	(0.19)	(0.42)	-	(0.36)		(0.39)

Redemption fees added to beneficial interests	-	-	-	-		-

Net asset value, end of period	$10.58	$10.53	$10.41	$10.45		$10.94

Total returnC	2.28%	5.23%	(0.38)%	(1.15)%		13.33	%D

Ratios and supplemental data:
Net assets, end of period	$500,530,112	$101,513,775	$52,391,912	$33,817,374		$464,644
Ratios to average net assets:
Expenses, before reimbursements	1.72%	2.04%	1.97%	2.28%		7.71	%E
Expenses, net of reimbursements	1.64%	1.64%	1.64%	1.64%		1.64	%E
Net investment income (loss), before expense reimbursements	0.71%	(1.25)%	(1.76)%	(1.70)%		12.50	%E
Net investment income (loss), net of reimbursements	0.79%	(0.84)%	(1.44)%	(1.06)%		18.58	%E
Portfolio turnover rateF	–%	–%	–%	–%		-%

A	Commencement of operations.
B	The return of capital is based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,					August 19, 2014A to December 31,

	2018	2017	2016	2015		2014

Net asset value, beginning of period	$10.44	$10.35	$10.41	$10.93		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.12)	(0.11)	(0.25)	(0.09)		0.30
Net gains (losses) on investments (both realized and unrealized)	0.31	0.62	0.19	(0.08)		1.02

Total income (loss) from investment operations	0.19	0.51	(0.06)	(0.17)		1.32

Less distributions:
Dividends from net investment income	(0.09)	-	-	(0.20)		(0.31)
Distributions from net realized gains	(0.06)	(0.42)	-	(0.15)		(0.08)
Tax return of capital	-	-	-	(0.00	)B	-

Total distributions	(0.15)	(0.42)	-	(0.35)		(0.39)

Net asset value, end of period	$10.48	$10.44	$10.35	$10.41		$10.93

Total returnC	1.85%	4.98%	(0.58)%	(1.54)%		13.23	%D

Ratios and supplemental data:
Net assets, end of period	$17,292,936	$20,241,387	$31,223,150	$37,185,001		$3,023,636
Ratios to average net assets:
Expenses, before reimbursements	1.97%	2.20%	2.13%	2.40%		5.98	%E
Expenses, net of reimbursements	1.92%	1.92%	1.92%	1.92%		1.92	%E
Net investment income (loss), before expense reimbursements	(0.95)%	(1.48)%	(1.93)%	(2.07)%		10.41	%E
Net investment income (loss), net of reimbursements	(0.90)%	(1.20)%	(1.72)%	(1.59)%		14.47	%E
Portfolio turnover rateF	–%	–%	–%	–%		-%

A	Commencement of operations.
B	The return of capital is based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,						August 19, 2014A to December 31,

	2018		2017	2016	2015		2014

Net asset value, beginning of period	$10.53		$10.36	$10.44	$10.93		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.06	)G	(0.41)	0.23	(0.52)		0.32
Net gains (losses) on investments (both realized and unrealized)	0.18		1.00	(0.31)	0.36		1.00

Total income (loss) from investment operations	0.12		0.59	(0.08)	(0.16)		1.32

Less distributions:
Dividends from net investment income	(0.10)		-	-	(0.18)		(0.31)
Distributions from net realized gains	(0.06)		(0.42)	-	(0.15)		(0.08)
Tax return of capital	-		-	-	(0.00	)B	-

Total distributions	(0.16)		(0.42)	-	(0.33)		(0.39)

Net asset value, end of period	$10.49		$10.53	$10.36	$10.44		$10.93

Total returnC	1.14%		5.77%	(0.77)%	(1.45)%		13.23	%D

Ratios and supplemental data:
Net assets, end of period	$4,303,787		$3,408,861	$23,330,824	$9,890,720		$9,019,308
Ratios to average net assets:
Expenses, before reimbursements	2.05%		2.35%	2.29%	2.55%		5.31	%E
Expenses, net of reimbursements	1.94%		1.94%	1.94%	1.94%		1.94	%E
Net investment income (loss), before expense reimbursements	(0.72)%		(1.62)%	(2.08)%	(3.59)%		32.48	%E
Net investment income (loss), net of reimbursements	(0.61)%		(1.21)%	(1.74)%	(2.98)%		35.85	%E
Portfolio turnover rateF	–%		–%	–%	–%		-%

A	Commencement of operations.
B	The return of capital is based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

G	Per share amounts have been calculated using the average shares method.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,					August 19, 2014A to December 31,

	2018	2017	2016	2015		2014

Net asset value, beginning of period	$10.19	$10.20	$10.34	$10.90		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.17)	(0.17)	(0.08)	(0.09)		0.27
Net gains (losses) on investments (both realized and unrealized)	0.30	0.58	(0.06)	(0.16)		1.02

Total income (loss) from investment operations	0.13	0.41	(0.14)	(0.25)		1.29

Less distributions:
Dividends from net investment income	(0.01)	-	-	(0.16)		(0.31)
Distributions from net realized gains	(0.06)	(0.42)	-	(0.15)		(0.08)
Tax return of capital	-	-	-	(0.00	)B	-

Total distributions	(0.07)	(0.42)	-	(0.31)		(0.39)

Net asset value, end of period	$10.25	$10.19	$10.20	$10.34		$10.90

Total returnC	1.30%	4.06%	(1.35)%	(2.30)%		12.93	%D

Ratios and supplemental data:
Net assets, end of period	$5,088,250	$5,702,799	$4,300,637	$2,151,492		$401,475
Ratios to average net assets:
Expenses, before reimbursements	2.78%	3.10%	3.04%	3.32%		8.75	%E
Expenses, net of reimbursements	2.69%	2.69%	2.69%	2.69%		2.68	%E
Net investment income (loss), before expense reimbursements	(1.61)%	(2.31)%	(2.84)%	(2.88)%		7.02	%E
Net investment income (loss), net of reimbursements	(1.52)%	(1.90)%	(2.49)%	(2.25)%		13.09	%E
Portfolio turnover rateF	–%	–%	–%	–%		-%

A	Commencement of operations.
B	The return of capital is based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Period Ended December 31, 2018A
Net asset value, beginning of period	$10.00

Net asset value, end of period	$10.00

Ratios and supplemental data:
Net assets, end of period	$24,800,000
Ratios to average net assets:
Expenses, before reimbursementsC	89.10	%B
Expenses, after reimbursements	0.00%
Net investment (loss), before expense reimbursements	(89.10	)%B
Net investment income (loss), after expense reimbursements	0.00%

A	Commencement of operations.
B	Annualized.
C	The Manager agreed to voluntarily waive expenses as of 12/31/18, despite expense caps being in place, due to the one day of operations on the Fund.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Period Ended December 31, 2018A
Net asset value, beginning of period	$10.00

Net asset value, end of period	$10.00

Ratios and supplemental data:
Net assets, end of period	$100,000
Ratios to average net assets:
Expenses, before reimbursementsC	241.64	%B
Expenses, after reimbursements	0.00%
Net investment (loss), before expense reimbursements	(241.64	)%B
Net investment income (loss), after expense reimbursements	0.00%

A	Commencement of operations.
B	Annualized.
C	The Manager agreed to voluntarily waive expenses as of 12/31/18, despite expense caps being in place, due to the one day of operations on the Fund.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Period Ended December 31, 2018A
Net asset value, beginning of period	$10.00

Net asset value, end of period	$10.00

Ratios and supplemental data:
Net assets, end of period	$100,010
Ratios to average net assets:
Expenses, before reimbursementsC	241.89	%B
Expenses, after reimbursements	0.00%
Net investment (loss), before expense reimbursements	(241.89	)%B
Net investment income (loss), after expense reimbursements	0.00%

A	Commencement of operations.
B	Annualized.
C	The Manager agreed to voluntarily waive expenses as of 12/31/18, despite expense caps being in place, due to the one day of operations on the Fund.

See accompanying notes

American Beacon FundsSM

Affirmation of the Commodity Pool Operator

December 31, 2018 (Unaudited)

To the best of my knowledge and belief, the information contained in the attached financial statements for the American Beacon AHL Managed Futures Strategy Fund and American Beacon AHL TargetRisk Fund for the period from January 1, 2018 to December 31, 2018, is accurate and complete.

Melinda G. Heika, Treasurer

American Beacon Advisors, Inc.

Commodity Pool Operator for the American Beacon AHL Managed Futures Strategy Fund and American Beacon AHL TargetRisk Fund

American Beacon FundsSM

Federal Tax Information

December 31, 2018 (Unaudited)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended December 31, 2018. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2018.

The Funds designated the following items with regard to distributions paid during the fiscal year ended December 31, 2018. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

AHL Managed Futures Strategy	0.00%
AHL TargetRisk Fund	0.00%

Qualified Dividend Income:

AHL Managed Futures Strategy	0.00%
AHL TargetRisk Fund	0.00%

Long-Term Capital Gain Distributions:

AHL Managed Futures Strategy	$-
AHL TargetRisk Fund	-

Short-Term Capital Gain Distributions:

AHL Managed Futures Strategy	$-
AHL TargetRisk Fund	-

Shareholders received notification in January 2019 of the applicable tax information necessary to prepare their 2018 income tax returns.

Trustees and Officers of the American Beacon FundsSM (Unaudited)

The Trustees and officers of the American Beacon Funds (the “Trust”) are listed below, together with their principal occupations during the past five years. The address of each person listed below is 220 Las Colinas Boulevard East, Suite 1200, Irving, Texas 75039. Each Trustee oversees thirty-seven funds in the fund complex that includes the Trust, the American Beacon Select Funds, the American Beacon Institutional Funds Trust, the American Beacon Sound Point Enhanced Income Fund and the American Beacon Apollo Total Return Fund. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Alan D. Feld** (82)	Trustee since 1996	Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Trustee, American Beacon Mileage Funds (1996-2012); Trustee, American Beacon Select Funds (1999-Present); Trustee, American Beacon Master Trust (1996-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

NON-INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Gilbert G. Alvarado (49)	Trustee since 2015	Director, Kura MD, Inc. (local telehealth organization) (2015-present); Vice President & CFO, Sierra Health Foundation (health conversion private foundation) (2006-Present); Vice President & CFO, Sierra Health Foundation: Center for Health Program Management (California public benefit corporation) (2012-Present); Director, Innovative North State (2012-2015); Director, Sacramento Regional Technology Alliance (2011-2016); Director, Women’s Empowerment (2009-2014); Director, Valley Healthcare Staffing (2017-present); Trustee, American Beacon Select Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Joseph B. Armes (56)	Trustee since 2015	Chairman & CEO, CSW Industrials f/k/a Capital Southwest Corporation (investment company) (2015-Present); Chairman of the Board of Capital Southwest Corporation, predecessor to CSW Industrials, Inc. (2014-present) (investment company); CEO, Capital Southwest Corporation (2013-2015); President & CEO, JBA Investment Partners (family investment vehicle) (2010-Present); Director and Chair of Audit Committee, RSP Permian (oil and gas producer) (2013-Present); Trustee, American Beacon Select Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Gerard J. Arpey (60)	Trustee since 2012	Director, The Home Depot, Inc. (2015-Present); Partner, Emerald Creek Group (private equity firm) (2011-Present); Director, S.C. Johnson & Son, Inc. (privately held company) (2008-present); Trustee, American Beacon Select Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
NON-INTERESTED TRUSTEES (CONT.)	Term
Lifetime of Trust until removal, resignation or retirement*

Brenda A. Cline (58)	Trustee since 2004 Chair since 2019 Vice Chair 2018	Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Director, Tyler Technologies, Inc. (public sector software solutions company) (2014-Present); Director, Range Resources Corporation (oil and natural gas company) (2015-Present); Trustee, Cushing Closed-End Funds (2017-Present); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Eugene J. Duffy (64)	Trustee since 2008	Managing Director, Global Investment Management Distribution, Mesirow Financial (2016-Present); Managing Director, Institutional Services, Intercontinental Real Estate Corporation (2014-Present); Principal and Executive Vice President, Paradigm Asset Management (1994-2014); Director, Sunrise Bank of Atlanta (2008-2013); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Claudia A. Holz*** (61)	Trustee since 2018	Partner, KPMG LLP (1990-2017); Trustee, American Beacon Select Funds (2018-Present); Trustee, American Beacon Institutional Funds Trust (2018-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Douglas A. Lindgren**** (57)	Trustee since 2018	CEO North America, Carne Global Financial Services (2016-2017); Managing Director, IPS Investment Management and Global Head, Content Management, UBS Wealth Management (2010-2016); Managing Director, P&S Hedge Funds, UBS Wealth Management (2008-2010); Managing Director, Head of Alternative Investments, UBS Financial Services, Inc. (2005-2008); Trustee, American Beacon Select Funds (2018-Present); Trustee, American Beacon Institutional Funds Trust (2018-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Richard A. Massman (75)	Trustee since 2004 Chair 2008-2018 Chair Emeritus since 2019	Consultant and General Counsel Emeritus, Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities) (2009-Present); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Barbara J. McKenna, CFA (55)	Trustee since 2012	Managing Principal, Longfellow Investment Management Company (2005-Present); Trustee, American Beacon Select Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
NON-INTERESTED TRUSTEES (CONT.)	Term
Lifetime of Trust until removal, resignation or retirement*

R. Gerald Turner (73)	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, J.C. Penney Company, Inc. (1996-Present); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Trustee, American Beacon Mileage Funds (2001-2012); Trustee, American Beacon Select Funds (2001-Present); Trustee, American Beacon Master Trust (2001-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

OFFICERS	Term
One Year

Gene L. Needles, Jr. (64)	President since 2009	CEO and Director (2009-Present), and Chairman (2018-Present), American Beacon Advisors, Inc.; President, American Beacon Advisors (2009-2018); President (2015-2018), Director and CEO (2015-Present), and Chairman (2018-Present), Resolute Investment Holdings, LLC; Director, Chairman and CEO, Resolute Topco, Inc. (2015-Present), President (2015-2018); Director, Chairman and CEO, Resolute Acquisition, Inc. (2015-Present); President (2015-2018), Chairman and CEO, Resolute Investment Managers, Inc. (2015-Present), President (2015-2018); Director, Chairman, President and CEO, Resolute Investment Distributors (2017-Present); Director, Chairman, President and CEO; Resolute Investment Services, Inc. (2015-Present); President and CEO, Lighthouse Holdings Parent, Inc. (2009-2015); President, CEO and Director, Lighthouse Holdings, Inc. (2009-2015); Manager, President and CEO, American Private Equity Management, LLC (2012-Present); Director, Chairman, President and CEO, Alpha Quant Advisors, LLC (2016-Present); Director, ARK Investment Management LLC (2016-Present); Director, Shapiro Capital Management LLC (2017-Present); Director, Chairman and CEO, Continuous Capital, LLC (2018-Present); Director and President, American Beacon Cayman Transformational Innovation Company, LTD., (2017-2018); President American Beacon Cayman TargetRisk Company, Ltd. (2018-Present); President, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Member, Investment Advisory Committee, Employees Retirement System of Texas (2017-Present); Trustee, American Beacon NextShares Trust (2015-Present); President, American Beacon Select Funds (2009-Present); American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); President, American Beacon Institutional Funds Trust (2017-Present); President, American Beacon Sound Point Enhanced Income Fund (2018-Present); President, American Beacon Apollo Total Return Fund (2018-Present); President,

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Rosemary K. Behan (59)	VP, Secretary and Chief Legal Officer since 2006	Vice President, Secretary and General Counsel, American Beacon Advisors, Inc. (2006-Present); Secretary, Resolute Investment Holdings, LLC (2015-Present); Secretary, Resolute Topco, Inc. (2015-Present); Secretary, Resolute Acquisition, Inc. (2015-Present); Vice President, Secretary and General Counsel, Resolute Investment Managers, Inc. (2015-Present); Secretary, Resolute Investment Distributors, Inc. (2017-Present); Vice President, Secretary and General Counsel, Resolute Investment Services, Inc. (2015-Present); Vice President and Secretary, Lighthouse Holdings Parent, Inc. (2008-2015); Vice President and Secretary, Lighthouse Holdings, Inc. (2008-2015); Secretary, American Private Equity Management, LLC (2008-Present); Secretary, Alpha Quant Advisors, LLC (2016-Present); Vice President and Secretary, Continuous Capital, LLC (2018-Present); Secretary, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Secretary, American Beacon Cayman Transformational Innovation Company, Ltd. (2017-2018; Secretary, American Beacon Cayman TargetRisk Company, Ltd (2018-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Select Funds (2006-Present); Secretary, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Institutional Funds Trust (2017-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Chief Legal Officer, Vice President and Secretary American Beacon Apollo Total Return Fund (2018-Present).

Brian E. Brett (58)	VP since 2004	Senior Vice President, Head of Distribution (2012-Present), Vice President, Director of Sales (2004-2012), American Beacon Advisors, Inc.; Senior Vice President, Resolute Investment Managers, Inc. (2017-Present); Senior Vice President, Resolute Investment Distributors, Inc. (2018-Present), Vice President (2017-2018); Senior Vice President, Resolute Investment Services, Inc. (2017-Present); Senior Vice President, Lighthouse Holdings Parent, Inc. (2008-2015); Senior Vice President, Lighthouse Holdings, Inc. (2008-2015); Vice President, American Beacon Select Funds (2004-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President American Beacon Apollo Total Return Fund (2018-Present).

Paul B. Cavazos(49)	VP since 2016	Chief Investment Officer and Senior Vice President, American Beacon Advisors, Inc. (2016-Present); Chief Investment Officer, DTE Energy (2007-2016); Vice President, American Private Equity Management, L.L.C. (2017-Present); Vice President, American Beacon Select Funds (2016-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President American Beacon Sound Point Enhanced Income Fund (2018-Present);Vice President American Beacon Apollo Total Return Fund (2018-Present).

Erica Duncan (48)	VP Since 2011	Vice President, American Beacon Advisors, Inc. (2011-Present); Vice President, Resolute Investment Managers (2018-Present); Vice President, Resolute Investment Services, Inc. (2018-Present); Vice President, American Beacon Select Funds (2011-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President American Beacon Apollo Total Return Fund (2018-Present).

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Melinda G. Heika (57)	Treasurer since 2010	Treasurer and CFO (2010-Present), American Beacon Advisors, Inc.; Treasurer, Resolute Topco, Inc. (2015-Present); Treasurer, Resolute Investment Holdings, LLC. (2015-Present); Treasurer, Resolute Acquisition, Inc. (2015-Present); Treasurer and CFO, Resolute Investment Managers, Inc. (2017-Present); Treasurer, Resolute Investment Distributors, Inc. (2017-2017); Treasurer and CFO, Resolute Investment Services, Inc. (2015-Present); Treasurer, Lighthouse Holdings Parent Inc., (2010-2015); Treasurer, Lighthouse Holdings, Inc. (2010-2015); Treasurer, American Private Equity Management, LLC (2012-Present); Treasurer and CFO, Alpha Quant Advisors, LLC (2016-Present); Treasurer and CFO, Continuous Capital, LLC (2018-Present); Treasurer, American Beacon Cayman Transformational Innovation, Ltd. (2017-2018); Treasurer, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Treasurer, American Beacon Select Funds (2010-Present); Director and Treasurer, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Treasurer, American Beacon Institutional Funds Trust (2017-Present); Treasurer, American Beacon Sound Point Enhanced Income Fund (2018-Present); Treasurer, American Beacon Apollo Total Return Fund (2018-Present).

Terri L. McKinney (55)	VP since 2010	Vice President (2009-Present), Managing Director (2003-2009), American Beacon Advisors, Inc.; Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Resolute Investment Services, Inc (2018-Present); Vice President, Alpha Quant Advisors, LLC (2016-Present); Vice President, Continuous Capital, LLC (2018-Present); Vice President, American Beacon Select Funds (2010-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President, American Beacon Apollo Total Return Fund (2018-Present).

Jeffrey K. Ringdahl (43)	VP since 2010	Director (2015-Present), President (2018-Present), Chief Operating Officer (2010-Present), Senior Vice President (2013-2018), Vice President (2010-2013), American Beacon Advisors, Inc.; Director (2015-Present), President (2018-Present), Senior Vice Present(2015-2018, Resolute Investment Holdings, LLC; Director (2015-Present), President (2018-Present), Senior Vice President (2015-2018), Resolute Topco, Inc.; Director (2015-Present), President (2018-Present), Senior Vice President (2015-2018), Resolute Acquisition, Inc.; Director (2015-Present), President & COO (2018-Present), Senior Vice President (2015-2018), Resolute Investment Managers, Inc.; Director and Executive Vice President (2017-Present), Resolute Investment Distributors, Inc.; Director (2017-Present), President & COO (2018-Present), Executive Vice President (2017-2018), Resolute Investment Services, Inc.; Senior Vice President (2018-Present), Vice President (2012-2018), Manager (2015-2018), American Private Equity Management, LLC; Senior Vice President, Lighthouse Holdings Parent, Inc. (2013-2015); Senior Vice President, Lighthouse Holdings, Inc. (2013-2015); Trustee, American Beacon NextShares Trust (2015-Present); Director, Executive Vice President & COO, Alpha Quant Advisors, LLC (2016-Present); Director, Shapiro Capital Management, LLC (2017-Present); Director, Executive Vice President & COO, Continuous Capital, LLC (2018-Present); Director and Vice President, American Beacon Cayman Transformational Innovation Company, Ltd., (2017-Present); Vice President, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Vice President, American Beacon Cayman TargetRisk Company, Ltd (2018-Present); Vice President, American Beacon Select Funds (2010-2018); Director and Vice President, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President, American Beacon Apollo Total Return Fund (2018-Present)

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Samuel J. Silver (55)	VP Since 2011	Vice President (2011-Present), Chief Fixed Income Officer (2016-Present), American Beacon Advisors, Inc. (2011-Present); Vice President, American Beacon Select Funds (2011-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President, American Beacon Apollo Total Return Fund (2018-Present).

Christina E. Sears (47)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer, American Beacon Advisors, Inc. (2004-Present); Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Resolute Investment Distributors (2017-Present); Chief Compliance Officer, American Private Equity Management, LLC (2012-Present); Chief Compliance Officer and Vice President, Alpha Quant Advisors, LLC (2016-Present); Vice President, Continuous Capital, LLC (2018-Present); Chief Compliance Officer (2004-Present) and Assistant Secretary (1999-Present), American Beacon Select Funds; Chief Compliance Officer and Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Chief Compliance Officer and Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Chief Compliance Officer and Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present).

Sonia L. Bates (62)	Asst. Treasurer since 2011	Assistant Treasurer, American Beacon Advisors, Inc. (2011-2018); Assistant Treasurer, Lighthouse Holdings Parent Inc. (2011-2015); Assistant Treasurer, Lighthouse Holdings, Inc. (2011-2015); Assistant Treasurer, American Private Equity Management, LLC (2012-Present); Assistant Treasurer, American Beacon Cayman Transformational Innovation Company, Ltd. (2017-Present); Assistant Treasurer, American Beacon Cayman TargetRisk Company, Ltd. (2018-Present); Assistant Treasurer, American Beacon Select Funds (2011-Present); Assistant Treasurer, American Beacon Institutional Funds Trust (2017-Present); Assistant Treasurer, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Treasurer, American Beacon Apollo Total Return Fund (2018-Present).

Shelley D. Abrahams (44)	Assistant Secretary since 2008	Assistant Secretary, American Beacon Select Funds (2008-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present).

Rebecca L. Harris (52)	Assistant Secretary since 2010	Vice President, American Beacon Advisors, Inc. (2011-Present); Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Resolute Investment Services (2015-Present); Vice President, Alpha Quant Advisors, LLC (2016-Present); Vice President, Continuous Capital, LLC (2018-Present); Assistant Secretary, American Beacon Select Funds (2010-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present).

Teresa A. Oxford (60)	Assistant Secretary since 2015	Assistant Secretary, American Beacon Advisors, Inc. (2015-Present); Assistant Secretary, Resolute Investment Distributors (2018-Present); Assistant Secretary, Resolute Investment Services (2018-Present); Assistant Secretary, Alpha Quant Advisors, LLC (2016-Present); Assistant Secretary, American Beacon Select Funds (2015-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present).

Trustees and Officers of the American Beacon FundsSM (Unaudited)

* As of 11/12/2014, the Board adopted a retirement plan that requires Trustees, other than Messrs. Feld and Massman to retire no later than the last day of the calendar year in which they reach the age of 75.

** Mr. Feld is deemed to be an “interested person” of the Trusts, as defined by the 1940 Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to one or more of the Trust’s sub-advisors.

*** Claudia A. Holz became a new Trustee to each of the Trusts on 4/1/2018.

**** Douglas A. Lindgren became a new Trustee to each of the Trusts on 1/1/2018.

American Beacon FundsSM

Privacy Policy

December 31, 2018 (Unaudited)

The American Beacon Funds recognize and respect the privacy of our shareholders. We are providing this notice to you, so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

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Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Funds’ portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each calendar quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Managers Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon AHL Managed Futures Strategy Fund and American Beacon AHL TargetRisk Fund are service marks of American Beacon Advisors, Inc.

AR 12/18

American Beacon®
FUNDS

2018 ANNUAL REPORT

December 31, 2018

IONIC STRATEGIC ARBITRAGE FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on “Quick Links” and then “Register for E-Delivery.”

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

IONIC STRATEGIC ARBITRAGE FUND

The Fund’s strategy of investing in a variety of arbitrage strategies entails certain risks including that the sub-advisor’s judgments about allocation between such strategies, as well as individual arbitrage opportunities, may not perform to expectations, resulting in the Fund’s underperformance or even losses versus other similar funds. Arbitrage is the simultaneous purchase and sale of an asset or assets to take advantage of a perceived pricing anomaly. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. Small- or mid-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. The use of fixed-income securities, including convertible securities, entails interest rate and credit risks. In addition, the value of a convertible security could fluctuate based on the value of the underlying stock. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in derivative instruments involves liquidity, credit, interest rate and market risks. Short sales involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument; the Fund’s losses are potentially unlimited in a short sale.

Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2018

Additional Information	Back Cover

President’s Message

Dear Shareholders,

December 2018, a month in which market volatility spiked and all major U.S. equity indexes declined, ending the year in negative territory, serves as a prime example of the importance of having a long-term investment perspective.

While long-term investing isn’t about identifying and anticipating the next big market move, it is about identifying the right investment products for riding out those moves. As a long-term investor, you should strive to accomplish the three Ds: direction, discipline and diversification.

▶   Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different types of investment categories and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. Our approach is more than a concept. It’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment products for your investment portfolio.

Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

Alternative Investments

Market Overview

December 31, 2018 (Unaudited)

An accommodative Federal Reserve (the “Fed”), rising corporate profits and lower tax rates steadily pushed markets to new highs since President Donald Trump’s election. However, despite strong equity gains, investors have apprehensively awaited the inevitable reversal of quantitative-easing policies. These concerns were realized when the Fed proceeded with its fourth rate hike of 2018 on December 19. Not only was the federal funds rate increased to a target range of 2.25% to 2.5%, but Federal Reserve Board Chairman Jerome Powell also noted that “a gradual reduction of its balance sheet by $50 billion a month would remain on autopilot.” These factors, along with global economic growth concerns, quickly soured investor sentiment. December 2018 culminated in a S&P 500 Index decline of 13.52% for the fourth quarter. Also, the 10-year Treasury yield ended the year at 2.68%, a notable discount from its October peak of 3.23%.

In terms of actual losses, investors have seen far worse (ultimately, the S&P 500 Index fell by only 4.38% in 2018). However, failure to deliver positive returns was widespread across asset classes and a stark contrast to performance in the prior year.

Returns for alternative strategies suffered a similar fate to those in 2017. Many hedge funds struggled throughout the period under review as they were unable to capitalize on the fleeting instances of higher volatility and dispersion that roiled markets, particularly in the fourth quarter. Evidence of this was seen in the HFRI Index returns across major hedge-fund categories. For 2018, the HFRI Equity Hedge (Total) Index was down 6.94% and the HFRI Event-Driven (Total) Index was down 2.35%. Additionally, the HFRI Macro (Total) Index was down 3.63% and the HFRI Relative Value (Total) Index was down 0.24%.

2

American Beacon Ionic Strategic Arbitrage FundSM

Performance Overview

December 31, 2018 (Unaudited)

The Investor Class of the American Beacon Ionic Strategic Arbitrage Fund (the “Fund”) returned -4.17% for the twelve months ended December 31, 2018.

Comparison of Change in Value of a $10,000 Investment for the period from 9/01/2013 through 12/31/2018

Total Returns for the Period ended December 31, 2018

	Ticker	1 Year	3 Years	5 Years	Since Inception (9/1/2013)	Value of $10,000 9/1/2013- 12/31/2018
Institutional Class (1,7)	IONIX	(3.80)%	(0.88)%	1.00%	1.19%	$10,648
Y Class (1,2,7)	IONYX	(3.94)%	(1.00)%	0.95%	1.13%	$10,619
Investor Class (1,3,7)	IONPX	(4.17)%	(1.25)%	0.76%	0.95%	$10,518
A without Sales Charge (1,4,7)	IONAX	(4.23)%	(1.28)%	0.74%	0.94%	$10,509
A with Sales Charge (1,4,7)	IONAX	(8.74)%	(2.86)%	(0.24)%	0.02%	$10,013
C without Sales Charge (1,5,7)	IONCX	(4.84)%	(2.02)%	0.21%	0.44%	$10,237
C with Sales Charge (1,5,7)	IONCX	(5.84)%	(2.02)%	0.21%	0.44%	$10,237

Bloomberg Barclay’s U.S. Aggregate Bond Index (6)		0.01%	2.06%	2.52%	2.52%	$11,417
BofA Merrill Lynch 3-Month LIBOR Index (6)		2.08%	1.28%	0.86%	0.82%	$10,446

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. Simultaneous with the commencement of the Fund’s investment operations on June 30, 2015, the Ionic Absolute Return Fund LLC (“Private Fund”), a privately offered investment fund managed by the Fund’s sub-advisor transferred its assets to the Institutional Class shares of the Fund. A portion of the fees charged to the Institutional Class of the Fund has been waived since June 30, 2015. Performance prior to waiving fees was lower than actual returns shown.

3

American Beacon Ionic Strategic Arbitrage FundSM

Performance Overview

December 31, 2018 (Unaudited)

2.

Fund performance for the five-year and since inception periods represents the total returns achieved by the Institutional Class from 9/1/13 up to 6/30/15, the inception date of the Y Class. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 9/1/13. A portion of the fees charged to the Y Class of the Fund has been waived since June 30, 2015. Performance prior to waiving fees was lower than actual returns shown since June 30, 2015.

3.

Fund performance for the five-year and since inception periods represents the total returns achieved by the Institutional Class from 9/1/13 up to 6/30/15, the inception date of the Investor Class. Expenses of the Investor Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 9/1/13. A portion of the fees charged to the Investor Class of the Fund was waived in 2015, partially recovered in 2016, and waived in 2017 and 2018. Performance prior to waiving fees was lower than actual returns shown in 2015, 2017 and 2018.

4.

Fund performance for the five-year and since inception periods represents the total returns achieved by the Institutional Class from 9/1/13 up to 6/30/15, the inception date of the A Class. Expenses of the A Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 9/1/13. A portion of the fees charged to the A Class of the Fund was waived from June 30, 2015 through 2017 and was partially recovered in 2018. Performance prior to waiving fees was lower than actual returns shown from 2015 through 2017. A Class shares have a maximum sales charge of 4.75%.

5.

Fund performance for the five-year and since inception periods represents the total returns achieved by the Institutional Class from 9/1/13 up to 6/30/15, the inception date of the C Class. Expenses of the C Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 9/1/13. A portion of the fees charged to the C Class of the Fund has been waived since June 30, 2015. Performance prior to waiving fees was lower than actual returns shown since June 30, 2015.C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.

6.

The BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index represents the London interbank offered rate (LIBOR) with a constant 3-month average maturity. LIBOR is a composite of the rates of interest at which banks borrow from one another in the London market, and it is a widely used benchmark for short-term interest rates. The Bloomberg Barclays U.S. Aggregate Bond Index is a market weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. One cannot directly invest in an index.

7.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares were 2.82%, 3.09%, 3.15%, 3.38% and 3.90%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s Convertible Arbitrage strategy was additive in 2018. The strategy performed well during periods of higher equity volatility in the first and final quarters of 2018 and benefited from the increased dispersion that plagued other strategies throughout the year. The value of the embedded options in convertible bonds increased with volatility, and sharp price movements in the underlying shares created additional opportunities to add value. The Fund’s exposure to Convertible Arbitrage was reduced from 47% to 36% of long market value (“LMV”) in the fourth quarter, in order to take advantage of higher valuations in volatility-oriented positions and re-allocate capital to positions with higher convexity (more bond-like characteristics).

The Fund’s Equity Arbitrage strategy detracted in 2018. Over the course of the year, idiosyncratic exposures within the merger and event sub-strategies generated gains for the Fund, which were offset by losses in the higher-beta closed-end fund and equity pair sub-strategies. During the fourth quarter, the discounts in equity closed-end funds reached levels not seen since 2008, and the Fund added exposure to the sector in anticipation of the discounts tightening in 2019. Exposure to warrant arbitrage also generated losses for the year, but the strategy benefited from an uptick in volatility in the fourth quarter as the Fund saw gains from these positions. Reductions in merger and pair strategy exposure decreased overall equity exposure by 2%, bringing Equity Arbitrage strategy LMV to 18% as of year-end.

The Credit/Interest Rate Arbitrage strategy contributed negatively in 2018. Performance in the strategy was flat through the first three quarters of the year but suffered losses in the fourth quarter when credit spreads widened across the board. Positions in credit closed-end funds were impacted by credit markets’ weakness late in the year. The sub-advisor viewed this dislocation as purely technical and added exposure to the sub-strategy in December, primarily through funds invested in the floating rate loan space. Overall exposure to the strategy was 20% of Fund LMV at year-end.

4

American Beacon Ionic Strategic Arbitrage FundSM

Performance Overview

December 31, 2018 (Unaudited)

The Volatility Arbitrage strategy generated a loss for the year. Although elevated equity volatility during the fourth quarter aided performance, the move in the VIX Index in December was surprisingly subdued compared with the decline in equity prices. This led to losses overall in the Fund’s equity focused positions when coupled with benign conditions in the equity markets throughout much of the year. Losses attributable to Foreign Exchange (“FX”) volatility exposure in the Fund also negatively affected performance over the course of the year, as volatility in rates and other asset classes did not increase to the same degree as equity volatility in the fourth quarter. With both FX and rate volatility below their long-term averages, the Fund continues to maintain exposure as they remain near historical low implied volatility levels. Furthermore, the sub-advisor expects the unwinding of Japan and Europe’s accommodative monetary programs to be a catalyst for increased FX and rate volatility. Exposure to the Volatility Arbitrage strategy was increased from 17% to 26% of Fund LMV at year-end. New positions designed to benefit from higher volatility in gold and longer dated S&P Index options were also added to the Fund.

The Fund’s sub-advisor continues to allocate assets among arbitrage strategies, including Convertible Bond, Credit/Interest Rate, Equity and Volatility Arbitrage, seeking capital appreciation with low volatility and low correlation to the broader equity, interest rate and currency markets.

Positions By Investment Strategy			Fund
Convertible Arbitrage			17
Credit/Interest Rate Arbitrage			3
Equity Arbitrage			20
Volatility Arbitrage			7
Total			47

Investment Strategy Exposure (%)	LMV	*	SMV **
Convertible Arbitrage	36		(22)
Credit/Interest Rate Arbitrage	20		-
Equity Arbitrage	18		(23)
Volatility Arbitrage	26		(5)
Total	100		(50)

*	Long Market Value
**	Short Market Value

5

American Beacon Ionic Strategic Arbitrage FundSM

Expense Examples

December 31, 2018 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2018 through December 31, 2018.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

6

American Beacon Ionic Strategic Arbitrage FundSM

Expense Examples

December 31, 2018 (Unaudited)

American Beacon Ionic Strategic Arbitrage Fund

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period 7/1/2018-12/31/2018*
Institutional Class
Actual	$1,000.00	$962.00	$10.19
Hypothetical**	$1,000.00	$1,014.82	$10.46
Y Class
Actual	$1,000.00	$960.60	$10.87
Hypothetical**	$1,000.00	$1,014.12	$11.17
Investor Class
Actual	$1,000.00	$960.60	$12.31
Hypothetical**	$1,000.00	$1,012.65	$12.63
A Class
Actual	$1,000.00	$960.00	$12.60
Hypothetical**	$1,000.00	$1,012.35	$12.93
C Class
Actual	$1,000.00	$955.10	$16.02
Hypothetical**	$1,000.00	$1,008.82	$16.46

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 2.06%, 2.20%, 2.49%, 2.55%, and 3.25% for the Institutional, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

7

American Beacon Ionic Strategic Arbitrage FundSM

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of American Beacon Ionic Strategic Arbitrage Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of American Beacon Ionic Strategic Arbitrage Fund (the “Fund”) (one of the funds constituting American Beacon Funds (the “Trust”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from June 30, 2015 (commencement of operations) to December 31, 2015 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting American Beacon Funds) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and the period from June 30, 2015 (commencement of operations) to December 31, 2015, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more American Beacon investment companies since 1987.

Dallas, Texas

February 26, 2019

8

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

SECURITIES HELD LONG - 104,22%

COMMON STOCKS - 1.64%

Communication Services - 0.11%

Entertainment - 0.11%
iQIYI, Inc., ADRA	2,404	$36,673

Consumer Discretionary - 0.73%
Household Durables - 0.07%
Purple Innovation, Inc.A	152,337	22,850

Media - 0.66%
Naspers Ltd., Class N, Sponsored ADR	5,232	207,475

Total Consumer Discretionary		230,325

Financials - 0.80%

Banks - 0.02%
Zions Bancorp NA	124	5,052

Insurance - 0.78%
Crawford & Co., Class B	27,467	247,203
Greenlight Capital Re Ltd., Class AA	18	155

		247,358

Total Financials		252,410

Total Common Stocks (Cost $536,032)		519,408

WARRANTS - 3.63%

Consumer Discretionary - 1.01%

Hotels, Restaurants & Leisure - 0.95%
Del Taco Restaurants, Inc., 06/30/2020, Strike Price $11.50A	272,832	300,115

Internet & Direct Marketing Retail - 0.06%
Yatra Online, Inc., 12/16/2021, Strike Price $11.50A	197,536	19,754

Total Consumer Discretionary		319,869

Consumer Staples - 0.46%

Food Products - 0.46%
Hostess Brands, Inc., 11/04/2021, Strike Price $11.50A	167,985	146,147

Energy - 1.51%

Oil, Gas & Consumable Fuels - 1.51%
Altus Midstream Co., 11/12/2023, Strike Price $11.50A	98,269	64,858
Falcon Minerals Corp., 08/15/2022, Strike Price $11.50A	108,272	64,963
Magnolia Oil & Gas Corp., 07/31/2023, Strike Price $11.50A	115,040	348,571

		478,392

Total Energy		478,392

Information Technology - 0.65%

IT Services - 0.65%
International Money Express, Inc., 07/26/2023, Strike Price $11.50A	44,916	117,680

See accompanying notes

9

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

WARRANTS - 3.63% (continued)

Information Technology - 0.65% (continued)

IT Services - 0.65% (continued)
Verra Mobility Corp., 10/17/2023, Strike Price $11.50A	47,904	$88,622

		206,302

Total Information Technology		206,302

Total Warrants (Cost $2,102,887)		1,150,710

	Principal Amount

CORPORATE OBLIGATIONS - 9.37%

Communications - 4.29%
Perficient, Inc., 2.375%, Due 9/15/2023B	$1,531,000	1,360,568

Technology - 5.08%
Five9, Inc., 0.125%, Due 5/1/2023B	1,000,000	1,218,591
MongoDB, Inc., 0.750%, Due 6/15/2024B	284,000	390,899

		1,609,490

Total Corporate Obligations (Cost $2,818,201)		2,970,058

CONVERTIBLE OBLIGATIONS - 26.33%

Communications - 1.93%
iQIYI, Inc., 3.750%, Due 12/1/2023B	641,000	611,903

Consumer, Non-Cyclical - 2.22%
Flexion Therapeutics, Inc., 3.375%, Due 5/1/2024	435,000	357,691
Tilray, Inc., 5.000%, Due 10/1/2023B	488,000	345,895

		703,586

Energy - 3.61%
Chesapeake Energy Corp., 5.500%, Due 9/15/2026	1,253,000	1,008,492
Ensco Jersey Finance Ltd., 3.000%, Due 1/31/2024	202,000	133,575

		1,142,067

Industrial - 2.16%
Dycom Industries, Inc., 0.750%, Due 9/15/2021	737,000	684,288

Technology - 16.41%
Microchip Technology, Inc., 1.625%, Due 2/15/2025	862,000	1,216,230
Micron Technology, Inc., 3.000%, Due 11/15/2043, Series G	1,122,000	1,243,760
RealPage, Inc., 1.500%, Due 11/15/2022	1,021,000	1,320,471
ServiceNow, Inc., 0.000%, Due 6/1/2022C	1,017,000	1,419,516

		5,199,977

Total Convertible Obligations (Cost $8,389,678)		8,341,821

FOREIGN CORPORATE OBLIGATIONS - 2.53% (Cost $940,618)

Financial - 2.53%
Greenlight Capital Re Ltd., 4.000%, Due 8/1/2023B	937,000	801,832

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.84%

Agency CMO Interest Only - 11.11%
Fannie Mae REMIC Trust,
5.000%, Due 3/25/2039, 2009-11 TID	626,100	126,934
5.500%, Due 12/25/2043, 2014-38 QI	1,099,899	302,552
Freddie Mac REMIC Trust,
1.000%, Due 3/15/2038, 3421 IO	5,603,174	171,099

See accompanying notes

10

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

December 31, 2018

	Principal Amount	Fair Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.84% (continued)

Agency CMO Interest Only - 11.11% (continued)
Freddie Mac REMIC Trust (continued)
3.000%, Due 12/15/2042, 4594 IJ	$3,004,885	$347,738
4.500%, Due 12/15/2042, 303 157D	1,297,466	294,494
6.000%, Due 6/15/2045, 4496 ID	902,152	184,931
Ginnie Mae REMIC Trust,
4.000%, Due 2/20/2040, 2015-162 LI	1,065,092	196,290
6.000%, Due 9/20/2040, 2016-75 IO	1,350,085	309,321
3.500%, Due 10/20/2041, 2013-81 PI	3,124,125	376,878
3.500%, Due 5/16/2042, 2015-84 IO	2,767,057	556,317
5.000%, Due 5/16/2042, 2013-44 IB	973,591	248,966
3.500%, Due 11/20/2046, 2016-163 MI	3,530,470	402,430

		3,517,950

Agency CMO Interest Only Inverse Floater - 0.73%
Freddie Mac REMIC Trust, 0.195%, Due 4/15/2043, 4517 KI, (1-mo. LIBOR + 1.071%)E	3,508,955	88,777
Ginnie Mae REMIC Trust, 4.130%, Due 11/20/2033, 2003-98 SC, (1-mo. LIBOR + 6.600%)E	909,986	143,172

		231,949

Total Collateralized Mortgage Obligations (Cost $3,482,618)		3,749,899

	Shares

INVESTMENT COMPANIES - 12.23%

Closed-End Funds - 12.23%
BlackRock Resources & Commodities Strategy Trust	31,833	224,741
Highland Floating Rate Opportunities FundA	64,439	824,819
Invesco Dynamic Credit Opportunities Fund	15,884	163,129
Invesco Senior Income Trust	32,443	126,852
Nuveen Credit Strategies Income Fund	24,022	177,763
Pershing Square Holdings Ltd./FundA	69,514	899,511
PGIM Short Duration High Yield Fund, Inc.	91,550	1,192,896
Voya Prime Rate Trust	58,989	264,861

Total Closed-End Funds		3,874,572

Total Investment Companies (Cost $4,246,291)		3,874,572

EXCHANGE-TRADED INSTRUMENTS - 3.25%

Exchange-Traded Funds - 0.49%
iShares China Large-Cap ETF	4,000	156,320

Exchange-Traded Notes - 2.76%
ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN	73,136	873,244

Total Exchange-Traded Instruments (Cost $1,055,179)		1,029,564

SHORT-TERM INVESTMENTS - 33.40% (Cost $10,580,670)

Investment Companies - 33.40%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.20%F G	10,580,670	10,580,670

TOTAL SECURITIES HELD LONG (Cost $34,152,174)		33,018,534

See accompanying notes

11

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

December 31, 2018

	Shares	Fair Value

SECURITIES SOLD SHORT - (39,71%)

COMMON STOCKS - (32.07%)

Consumer Discretionary - (4.04%)

Hotels, Restaurants & Leisure - (4.04%)
Del Taco Restaurants, Inc.A	(127,964)	$(1,278,360)

Consumer Staples - (1.80%)

Food Products - (1.80%)
Hostess Brands, Inc.A	(52,014)	(569,033)

Energy - (4.32%)

Energy Equipment & Services - (0.08%)
Ensco PLC, Class A	(7,048)	(25,091)

Oil, Gas & Consumable Fuels - (4.24%)
Altus Midstream Co., Class AA	(36,503)	(282,168)
Falcon Minerals Corp.	(34,078)	(289,663)
Magnolia Oil & Gas Corp.A	(68,883)	(772,179)

		(1,344,010)

Total Energy		(1,369,101)

Financials - (0.77%)

Insurance - (0.77%)
Crawford & Co., Class A	(27,457)	(244,367)

Health Care - (0.23%)

Biotechnology - (0.23%)
Flexion Therapeutics, Inc.A	(6,553)	(74,180)

Information Technology - (20.91%)

Internet Software & Services - (0.65%)
Tencent Holdings Ltd., ADR	(5,232)	(206,507)

IT Services - (4.53%)
International Money Express, Inc.A	(31,061)	(371,490)
MongoDB, Inc.A	(3,304)	(276,677)
Perficient, Inc.A	(24,415)	(543,478)
Verra Mobility Corp.A	(25,006)	(244,058)

		(1,435,703)

Semiconductors & Semiconductor Equipment - (6.85%)
Microchip Technology, Inc.	(14,999)	(1,078,728)
Micron Technology, Inc.A	(34,451)	(1,093,130)

		(2,171,858)

Software - (8.88%)
Five9, Inc.A	(18,088)	(790,807)
RealPage, Inc.A	(18,166)	(875,420)
ServiceNow, Inc.A	(6,435)	(1,145,752)

		(2,811,979)

Total Information Technology		(6,626,047)

TOTAL COMMON STOCKS (Proceeds $(10,861,709))		(10,161,088)

See accompanying notes

12

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

December 31, 2018

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - (3.32%) (Proceeds $(1,199,750))

Energy - (3.32%)
Chesapeake Energy Corp., 8.000%, Due 6/15/2027	$(1,253,000)	$(1,052,520)

		(1,052,520)

	Shares

EXCHANGE-TRADED INSTRUMENTS - (4.32%)

Exchange-Traded Funds - (4.32%)
Direxion Daily Gold Miners Index Bull 3X Shares	(76,100)	(1,331,750)
Invesco CurrencyShares Euro Currency TrustA	(10)	(1,095)
VanEck Vectors Gold Miners ETF	(1,594)	(33,618)

Total Exchange-Traded Funds		(1,366,463)

TOTAL EXCHANGE-TRADED INSTRUMENTS (Proceeds $(1,216,127))		(1,366,463)

TOTAL SECURITIES SOLD SHORT (Proceeds $(13,277,586))		(12,580,071)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 104.22% (Cost $34,152,174)		33,018,534
TOTAL PURCHASED OPTIONS CONTRACTS - 15.95% (Premiums Paid $5,196,568)		5,053,765
TOTAL WRITTEN OPTIONS CONTRACTS - (1.96%) (Premiums Received $(523,927))		(622,078)
TOTAL SECURITIES SOLD SHORT - (39.71%) (Proceeds $(13,277,586))		(12,580,071)
OTHER ASSETS, NET OF LIABILITIES - 21.50%		6,812,113

NET ASSETS - 100.00%		$31,682,263

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $4,729,688 or 14.93% of net assets. The Fund has no right to demand registration of these securities.

C Zero coupon bond.

D Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

E Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on December 31, 2018.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

ADR - American Depositary Receipt.

CMO – Collateralized Mortgage Obligation.

ETF - Exchange-Traded Fund.

ETN - Exchange-Traded Note.

LIBOR - London Interbank Offered Rate.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

See accompanying notes

13

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

December 31, 3018

Long Futures Contracts Open on December 31, 2018:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	29	March 2019	$3,497,064	$3,632,540	$135,476

			$3,497,064	$3,632,540	$135,476

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Euro Currency Futures	2	March 2019	$285,907	$288,063	$2,156

			$285,907	$288,063	$2,156

OTC Swap Agreements Outstanding on December 31, 2018:

Total Return Swap Agreements
Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	Zions Bancorp	DUB	3.507%	8/5/2019	92,901	1,036,775	$-	$(163,506)
Receive	1-Month USD-LIBOR	Zions Bancorp	DUB	2.007%	8/5/2019	74,187	3,146,991	-	124,613

								$-	$(38,893)

Purchased Options Contracts Open on December 31, 2018:

Equity Options
Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - Newell Brands, Inc.	CCP	30.00	1/18/2019	USD	291	29,100	$34,182	$1,455	$(32,727)
Call - Vistra Energy Corp.	CCP	27.00	1/18/2019	USD	102	10,200	1,923	1,785	(138)
Put - Herbalife Ltd.	CCP	30.00	1/18/2019	USD	198	19,800	16,319	297	(16,022)
Put - Herbalife Ltd.	CCP	28.75	1/18/2019	USD	6	600	452	18	(434)
Put - Herbalife Ltd.	CCP	35.00	1/18/2019	USD	66	6,600	9,588	198	(9,390)
Put - Palo Alto Networks, Inc.	CCP	150.00	1/18/2019	USD	35	3,500	8,909	1,820	(7,089)
Put - Sirius XM Holdings, Inc.	CCP	5.00	1/18/2019	USD	941	94,100	24,031	2,823	(21,208)
Put - Dycom Industries, Inc.	CCP	45.00	6/21/2019	USD	99	9,900	24,308	40,590	16,282
Call - Apple, Inc.	CCP	175.00	1/17/2020	USD	113	11,300	132,251	144,076	11,825
Put - iQIYI, Inc.	CCP	12.50	1/17/2020	USD	481	48,100	79,622	117,845	38,223

							$331,585	$310,907	$(20,678)

Exchange-Traded Fund Options
Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - CurrencyShares Euro Trust ETF	CCP	113.00	1/18/2019	USD	688	68,800	$148,554	$3,440	$(145,114)
Call - CurrencyShares Euro Trust ETF	CCP	120.00	1/18/2019	USD	925	92,500	342,284	1,850	(340,434)
Put - CurrencyShares Euro Trust ETF	CCP	104.00	1/18/2019	USD	344	34,400	116,177	1,376	(114,801)
Call - Euro Currency Futures	CCP	1.19	3/8/2019	USD	100	12,500,000	336,262	37,500	(298,762)
Call - VanEck Vectors Gold Miners ETF	CCP	20.00	4/18/2019	USD	2,000	200,000	256,154	416,000	159,846
Call - VanEck Vectors Gold Miners ETF	CCP	23.00	4/18/2019	USD	2,000	200,000	132,949	152,000	19,051
Call - Euro Currency Futures	CCP	1.17	6/7/2019	USD	42	5,250,000	107,063	96,600	(10,463)
Call - CurrencyShares Euro Trust ETF	CCP	116.00	1/17/2020	USD	1,621	162,100	583,419	306,369	(277,050)
Call - iShares China Large-Cap ETF	CCP	37.00	1/17/2020	USD	160	16,000	100,326	81,600	(18,726)

See accompanying notes

14

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

December 31, 3018

Exchange-Traded Fund Options
Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - CurrencyShares Euro Trust ETF	CCP	116.00	1/17/2020	USD	1,098	109,800	$285,801	$721,935	$436,134
Put - iShares China Large-Cap ETF	CCP	37.00	1/17/2020	USD	1,440	144,000	391,734	413,280	21,546
Call - Invesco QQQ Trust Series 1 ETF	CCP	180.00	1/15/2021	USD	91	9,100	115,330	91,137	(24,193)

							$2,916,053	$2,323,087	$(592,966)

Index Options
Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - CBOE SPX Volatility Index	CCP	25.00	1/16/2019	USD	400	$61,414	$66,000	$4,586
Call - S&P 500 Index	CCP	2,600.00	1/18/2019	USD	26	56,980	36,140	(20,840)
Call - CBOE SPX Volatility Index	CCP	25.00	2/13/2019	USD	350	73,337	57,750	(15,587)
Call - S&P 500 Index	CCP	2,700.00	3/15/2019	USD	32	164,874	66,751	(98,123)
Call - S&P 500 Index	CCP	2,600.00	3/15/2019	USD	25	147,764	122,500	(25,264)
Put - S&P 500 Index	CCP	2,200.00	6/21/2019	USD	8	21,436	42,400	20,964
Call - S&P 500 Index	CCP	2,975.00	12/20/2019	USD	8	74,396	23,640	(50,756)
Put - S&P 500 Index	CCP	1,825.00	12/20/2019	USD	8	15,692	25,640	9,948
Call - S&P 500 Index	CCP	2,500.00	6/19/2020	USD	10	234,955	229,700	(5,255)
Put - S&P 500 Index	CCP	2,700.00	6/19/2020	USD	50	863,027	1,532,250	669,223
Put - S&P 500 Index	CCP	2,500.00	6/19/2020	USD	10	235,055	217,000	(18,055)

						$1,948,930	$2,419,771	$470,841

Written Options Contracts Open on December 31, 2018:

Exchange-Traded Fund Options
Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount (000s)	Premiums Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Put - iShares China Large-Cap ETF	CCP	40.00	1/17/2020	USD	800	80	$(310,365)	$(340,000)	$(29,635)

							$(310,365)	$(340,000)	$(29,635)

Index Options
Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Put - S&P 500 Index	CCP	2,630.00	1/4/2019	USD	2	200	$(8,739)	$(28,140)	$(19,401)
Put - S&P 500 Index	CCP	2,560.00	1/11/2019	USD	2	200	(11,945)	(16,380)	(4,435)
Call - CBOE SPX Volatility Index	CCP	35.00	1/16/2019	USD	400	40,000	(17,786)	(10,000)	7,786
Call - S&P 500 Index	CCP	2,650.00	1/18/2019	USD	26	2,600	(27,052)	(13,000)	14,052
Put - S&P 500 Index	CCP	2,490.00	1/18/2019	USD	2	200	(12,427)	(9,380)	3,047
Put - S&P 500 Index	CCP	2,510.00	1/25/2019	USD	2	200	(13,259)	(13,680)	(421)
Call - CBOE SPX Volatility Index	CCP	35.00	2/13/2019	USD	350	35,000	(27,812)	(15,050)	12,762
Put - S&P 500 Index	CCP	2,650.00	6/21/2019	USD	8	800	(80,267)	(171,608)	(91,341)
Call - S&P 500 Index	CCP	3,300.00	12/20/2019	USD	8	800	(14,275)	(4,840)	9,435

							$(213,562)	$(282,078)	$(68,516)

See accompanying notes

15

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

December 31, 3018

Glossary:

Counterparty Abbreviations:
DUB	Deutsche Bank AG

Currency Abbreviations:
USD	United States Dollar

Index Abbreviations:
CBOE	Chicago Board Options Exchange.
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

Other Abbreviations:
CCP	Central Counterparty Clearing House.
ETF	Exchange-Traded Fund.
LIBOR	London Interbank Offered Rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2018, the investments were classified as described below:

Ionic Strategic Arbitrage Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$519,408	$-	$-	$519,408
Warrants	1,150,710	-	-	1,150,710
Corporate Obligations	-	2,970,058	-	2,970,058
Convertible Obligations	-	8,341,821	-	8,341,821
Foreign Corporate Obligations	-	801,832	-	801,832
Collateralized Mortgage Obligations	-	3,749,899	-	3,749,899
Investment Companies	3,874,572	-	-	3,874,572
Exchange-Traded Instruments	1,029,564	-	-	1,029,564
Short-Term Investments	10,580,670	-	-	10,580,670

Total Investments in Securities - Assets	$17,154,924	$15,863,610	$-	$33,018,534

Liabilities
Common Stocks (Sold Short)	$(10,161,088)	$-	$-	$(10,161,088)
Corporate Obligations (Sold Short)	-	(1,052,520)	-	(1,052,520)
Exchange-Traded Instruments (Sold Short)	(1,366,463)	-	-	(1,366,463)

Total Investments in Securities - Liabilities	(11,527,551)	(1,052,520)	-	(12,580,071)

Total Investments in Securities	$5,627,373	$14,811,090	$-	$20,438,463

Financial Derivative Instruments - Assets
Futures Contracts	$137,632	$-	$-	$137,632
Swap Contract Agreements	-	124,613	-	124,613
Purchased Options	5,053,765	-	-	5,053,765

Total Financial Derivative Instruments - Assets	$5,191,397	$124,613	$-	$5,316,010

Financial Derivative Instruments - Liabilities
Swap Contract Agreements	$-	$(163,506)	$-	$(163,506)
Written Options	(622,078)	-	-	(622,078)

Total Financial Derivative Instruments - Liabilities	$(622,078)	$(163,506)	$-	$(785,584)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2018, there were no transfers into or out of Level 3.

See accompanying notes

16

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

December 31, 3018

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 12/31/2017	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 12/31/2018	Change in Unrealized Appreciation (Depreciation) at Period end**
Collateralized Mortgage Obligations	$1,741,554	$-	$1,537,015	$-	$(445,492)	$240,953	$-	$-	$-	$-

**

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

The collateralized mortgage obligations, classified as Level 3, were valued using single broker quotes. However, these securities were transferred into the Level 3 category due to limited market transparency and/or lack of corroboration to support the quoted prices.

See accompanying notes

17

American Beacon Ionic Strategic Arbitrage FundSM

Statement of Assets and Liabilities

December 31, 2018

Assets:
Investments in unaffiliated securities, at fair value†	$22,437,864
Investments in affiliated securities, at fair value‡	10,580,670
Foreign currency, at fair value^	6,420
Purchased options contracts outstanding (premiums paid $5,196,568)	5,053,765
Swap income receivable	8,984
Cash with brokers	6,268,018
Deposits with broker for futures contracts	198,764
Cash collateral held at custodian for the benefit of the broker	1,610,000
Dividends and interest receivable	205,801
Receivable for investments sold	200,277
Receivable for fund shares sold	16,972
Receivable for tax reclaims	2,330
Receivable for expense reimbursement (Note 2)	34,463
Receivable for variation margin on open futures contracts (Note 5)	132,516
Unrealized appreciation from swap agreements	124,613
Prepaid expenses	26,595

Total assets	46,908,052

Liabilities:
Payable for investments purchased	247,519
Payable for fund shares redeemed	407,099
Payable for foreign currency with brokers, at fair value+	983,437
Securities sold short, at fair value±	12,580,071
Cash due to custodian	5,375
Written options contracts, at fair value (premiums received $523,927)	622,078
Dividends and interest expense payable	10,359
Management and sub-advisory fees payable (Note 2)	40,847
Service fees payable (Note 2)	230
Transfer agent fees payable (Note 2)	1,269
Custody and fund accounting fees payable	7,896
Professional fees payable	147,269
Payable for prospectus and shareholder reports	8,807
Unrealized depreciation from swap agreements	163,506
Other liabilities	27

Total liabilities	15,225,789

Net assets	$31,682,263

Analysis of net assets:
Paid-in-capital	$60,031,489
Total distributable earnings (deficits)A	(28,349,226)

Net assets	$31,682,263

See accompanying notes

18

American Beacon Ionic Strategic Arbitrage FundSM

Statement of Assets and Liabilities

December 31, 2018

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	1,317,416

Y Class	2,902,239

Investor Class	81,012

A Class	14,926

C Class	8,107

Net assets:
Institutional Class	$9,666,324

Y Class	$21,259,294

Investor Class	$589,523

A Class	$108,393

C Class	$58,729

Net asset value, offering and redemption price per share:
Institutional Class	$7.34

Y Class	$7.33

Investor Class	$7.28

A Class	$7.26

A Class (offering price)	$7.62

C Class	$7.24

† Cost of investments in unaffiliated securities	$23,571,504
‡ Cost of investments in affiliated securities	$10,580,670
^ Cost of foreign currency	$6,340
+ Cost of foreign currency with broker	$(971,170)
± Proceeds of securities sold short	$13,277,586
A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

19

American Beacon Ionic Strategic Arbitrage FundSM

Statement of Operations

For the year ended December 31, 2018

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†A	$2,514,552
Dividend income from affiliated securities (Note 8)	260,745
Interest income	238,043
Other income	277,331

Total investment income	3,290,671

Expenses:
Management and sub-advisory fees (Note 2)	1,118,349
Transfer agent fees:
Institutional Class (Note 2)	12,826
Y Class (Note 2)	60,681
Investor Class	1,317
A Class	5
C Class	3
Custody and fund accounting fees	58,159
Professional fees	161,597
Registration fees and expenses	78,056
Service fees (Note 2):
Investor Class	8,810
A Class	64
C Class	145
Distribution fees (Note 2):
A Class	292
C Class	1,038
Prospectus and shareholder report expenses	18,840
Trustee fees (Note 2)	5,846
Dividends and interest on securities sold short	579,408
Other expenses	12,295

Total expenses	2,117,731

Net fees waived and expenses (reimbursed) (Note 2)	(193,214)

Net expenses	1,924,517

Net investment income	1,366,154

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	(66,349,332)
Purchased options contracts	(5,198,152)
Foreign currency transactions	46,982
Futures contracts	(1,394,251)
Swap agreements	(43,803)
Written options contracts	1,517,005
Short sales	65,309,921
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesC	(2,839,404)
Purchased options contracts	2,581,581
Foreign currency transactions	(17,035)
Futures contracts	42,484
Swap agreements	(112,123)
Written options contracts	698,588
Short sales	2,130,852

Net (loss) from investments	(3,626,687)

Net (decrease) in net assets resulting from operations	$(2,260,533)

† Foreign taxes	$2,383
A Includes non-recurring dividends of $592,904.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

20

American Beacon Ionic Strategic Arbitrage FundSM

Statement of Changes in Net Assets

	Year Ended December 31, 2018	Year Ended December 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$1,366,154	$337,372
Net realized gain (loss) from investments in unaffiliated securities, purchased options contracts, foreign currency transactions, futures contracts, swap agreements, written options contracts, and short sales	(6,111,630)	2,402,925
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, purchased options contracts, foreign currency transactions, futures contracts, swap agreements, written options contracts, and short sales	2,484,943	(3,141,477)

Net (decrease) in net assets resulting from operations	(2,260,533)	(401,180)

Distributions to shareholders:
Net investment income:
Institutional Class	-	(1,853,900)
Y Class	-	(4,957,963)
Investor Class	-	(105,355)
A Class	-	(7,498)
C Class	-	(4,803)
Net realized gain from investments:
Institutional Class	-	(202,770)
Y Class	-	(542,277)
Investor Class	-	(12,119)
A Class	-	(851)
C Class	-	(646)
Total retained earnings:*
Institutional Class	(917,084)	-
Y Class	(2,401,637)	-
Investor Class	(75,180)	-
A Class	(9,603)	-
C Class	(4,388)	-

Net distributions to shareholders	(3,407,892)	(7,688,182)

Capital share transactions (Note 10):
Proceeds from sales of shares	17,689,908	55,899,547
Reinvestment of dividends and distributions	3,397,962	7,581,413
Cost of shares redeemed	(82,447,032)	(127,532,637)

Net (decrease) in net assets from capital share transactions	(61,359,162)	(64,051,677)

Net (decrease) in net assets	(67,027,587)	(72,141,039)

Net assets:
Beginning of period	98,709,850	170,850,889

End of period	$31,682,263	$98,709,850

*  Distributions from net investment income and net realized capital gains are combined for the year ended December 31, 2018. See Note 1 in the Notes to Financial Statements for more information regarding new accounting pronouncements.

See accompanying notes

21

American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, open-end management investment company. As of December 31, 2018, the Trust consists of thirty-three active series, one of which are presented in this filing: American Beacon Ionic Strategic Arbitrage Fund (“Fund”). The remaining thirty two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the year ended December 31, 2018, the Fund has chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

In August 2018, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statement of Changes in Net Assets.

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American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker- dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

23

American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to any Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily, equal to 0.35%.

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Ionic Capital Management LLC (the “Sub-Advisors”) for the Ionic Strategic Arbitrage Fund pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily equal to 1.00% of the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the year ended December 31, 2018 were as follows:

Ionic Strategic Arbitrage Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$292,124
Sub-Advisor Fees	0.99%	826,225

Total	1.34%	$1,118,349

Distribution Plans

The Fund, except for the A and C Classes, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the

24

American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the American Beacon Ionic Strategic Arbitrage Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the year ended December 31, 2018, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Ionic Strategic Arbitrage	$70,303

As of December 31, 2018, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Ionic Strategic Arbitrage	$557

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended December 31, 2018, the Manager earned fees on the Fund’s direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Ionic Strategic Arbitrage	$15,979

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American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended December 31, 2018, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the Fund’s expense cap. During the year ended December 31, 2018, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap
Fund	Class	1/1/2018 - 11/30/2018	12/1/2018 - 12/31/2018	Reimbursed Expenses	(Recouped) Expenses	Expiration of Reimbursed Expenses
Ionic Strategic Arbitrage	Institutional	1.53%	1.34%	$58,710	$-	2021
Ionic Strategic Arbitrage	Y	1.63%	1.44%	126,050	-	2021
Ionic Strategic Arbitrage	Investor	1.91%	1.72%	8,060	-	2021
Ionic Strategic Arbitrage	A	1.92%	1.74%	176	-	2021
Ionic Strategic Arbitrage	C	2.68%	2.49%	218	-	2021

Of these amounts, $34,463 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at December 31, 2018.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2021. The Fund did not record a liability for potential reimbursement due to the current assessment that a reimbursement is unlikely. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Ionic Strategic Arbitrage	$-	$33,392	$-	2019
Ionic Strategic Arbitrage	-	207,392	-	2020

26

American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

The Distributor

Effective March 1, 2018, Resolute Investment Distributors, Inc. (“RID” or “Distributor”) replaced Foreside Fund Services, LLC (“Foreside”) as the Fund’s distributor and principal underwriter of the Fund’s shares.

RID is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is affiliated with the Manager through common ownership. Under a Distribution Agreement with the Trust, the Distributor acts as the distributor and principal underwriter of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of the Fund’s shares. Pursuant to the Distribution Agreement, to the extent applicable, the Distributor receives, and may re-allocate to broker-dealers, all or a portion of the sales charge paid by the purchasers of A Class and C Class shares. For A Class and C Class shares, the Distributor receives commission revenue consisting of the portion of A Class and C Class sales charge remaining after the allowances by the Distributor to the broker-dealers. The Distributor retains any portion of the commission fees that are not paid to the broker-dealers for use solely to pay distribution related expenses.

Prior to March 1, 2018, Foreside served as the distributor and principal underwriter of the Fund’s shares. Pursuant to a Sub-Administration Agreement between Foreside and the Manager in effect through February 28, 2018, Foreside received a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of Foreside to facilitate distribution of Fund shares. Foreside also received a fee from the Manager under a Marketing Agreement pursuant to which Foreside provided services in connection with the marketing of a Fund to institutional investors. Pursuant to the Distribution Agreement with the Trust in effect through February 28, 2018, Foreside received, and may have re-allocated to broker-dealers, all or a portion of the sales charge paid by the purchasers of A and C Class shares. For A and C Class shares, Foreside received commission revenues consisting of the portion of A and C Class sales charge remaining after the allowances by Foreside to the broker dealers. Foreside retained any portion of the commission fees that were not paid to the broker-dealers for use solely to pay distribution related expenses.

Sales Commissions

The Fund’s Distributor, formerly Foreside, may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. Foreside and RID did not collect commissions for the sale of Class A shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended December 31, 2018, there were no CDSC fees collected for Class A Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. Foreside and RID did not collect CDSC fees for Class C shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the Trust, American Beacon Select Funds, American Beacon Institutional Funds Trust, American Beacon Sound Point Enhanced Income Fund, and American Beacon Apollo Total Return Fund, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or

27

American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chair receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers. Certain fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Funds may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations,

28

American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

such as when a particular foreign market is closed but a Fund is open. The Funds use outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit with their futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value, as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed- delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

29

American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker- dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

30

American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

4.  Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

American Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on

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American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Exchange-Traded Notes

The Ionic Strategic Arbitrage Fund may invest in Exchange-Traded Notes (“ETNs”). ETNs are debt obligations that are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs may be riskier than ordinary debt securities and may have no principal protection. The Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to repay the note upon maturity. As a result, the value of the ETN may decline, including to zero. In addition, as with investments in ETFs and investment companies, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower than it would if it invested directly in the securities of the index or other reference assets of the ETN. There may be times when an ETN share trades at a premium or discount to its market benchmark. The Fund’s decision to sell its ETN holdings may be limited by the availability of a liquid market. If the Fund must sell some or all of its ETN holdings and the market for such ETN is weak, it may have to sell such holdings at a discount.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Securities

The Fund may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with

32

American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Illiquid and Restricted Securities

The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time- consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding during the year ended December 31, 2018 are disclosed in the Notes to the Schedule of Investments.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Funds, to purchase such unregistered securities if certain conditions are met.

Interest-Only and Principal-Only Mortgage-Backed Securities

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Interest-only instruments generally increase in value in a rising interest rate environment, which typically results in a slower rate of prepayments on the underlying mortgages and extends the period during which interest payments are required to be made on the IO security. Interest only securities are subject to prepayment risk, which is the risk that prepayments will accelerate in a declining interest rate environment and will reduce the number of remaining interest payments even though there is no default on the underlying mortgages. Principal only instruments generally increase in value in a declining interest rate environment, which typically results in a faster rate of prepayments on the underlying mortgages. Since a PO security is usually purchased at a discount, faster prepayments result in a higher rate of return when the face value of the security is paid back sooner than expected.

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American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in the Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its

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American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

Rights and Warrants

Rights are short-term warrants issued in conjunction with new stock or bond issues. Warrants are options to purchase an issuer’s securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may be purchased with values that vary depending on the change in value of one or more specified indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price. There is no specific limit on the percentage of assets the Funds may invest in rights and warrants.

Short Sales

The Fund may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the dividends and interest payable on such securities, if any, are reflected as a liability. A Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of December 31, 2018, short positions were held by the Fund and are disclosed in the Schedule of Investments.

Special Purpose Acquisition Company

A special purpose acquisition company (“SPAC”) is a collective investment structure that allows public stock market investors to invest in private equity type transactions, particular leveraged buyouts. SPACs are shell or blank-check companies, governed by the SEC, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). For the year ended December 31, 2018, the Fund did not hold SPAC securities in the portfolio.

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American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the year ended December 31, 2018, the Fund entered into futures contracts primarily for exposing cash to markets.

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American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Year Ended December 31, 2018
Ionic Strategic Arbitrage	85

Options Contracts

The Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund, as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

During the year ended December 31, 2018, the Fund purchased/sold options primarily for return enhancement and hedging.

The Fund’s option contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of options contracts. For the purpose of this disclosure, volume is measured by the notional value of contracts outstanding at each quarter end.

Average Option Notional Amounts Outstanding Year Ended December 31, 2018
Fund	Purchased Contracts	Written Contracts
Ionic Strategic Arbitrage	$12,829,250	$363,000

37

American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

Straddle Options

The Fund may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Swap Agreements

A swap is a transaction in which the Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) or the performance of specified securities or indices based on a specified amount (the “notional” amount). Nearly any type of derivative, including forward contracts, can be structured as a swap.

Swap agreements can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a currency swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets, or index. Swaps may have a leverage component, and adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself.

Some swaps currently are, and more in the future will be, centrally cleared. Swaps that are centrally-cleared are exposed to the creditworthiness of the clearing organizations (and, consequently, that of their members – generally, banks and broker-dealers) involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be able to recover only a portion of the net amount of gains on its transactions and of the margin owed to it, potentially resulting in losses to the investor.

Swaps that are not centrally cleared, involve the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. To mitigate this risk, the Fund will only enter into swap agreements with counterparties considered by a sub-advisor to present minimum risk of default and the Fund normally obtains collateral to secure its exposure. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of a counterparty.

The centrally cleared and OTC swap agreements into which the Fund enters normally provide for the obligations of the Fund and its counterparty in the event of a default or other early termination to be determined on a net basis. Similarly, periodic payments on a swap transaction that are due by each party on the same day normally are netted. To the extent that a swap agreement is subject to netting, the Fund’s cover and asset segregation responsibilities will normally be with respect to the net amount owed by the Fund. However, the Fund may be required to segregate liquid assets equal to the full notional amount of certain swaps, such as written credit default swaps on physically settled forwards or written options. The amount that the Fund must segregate may be reduced by the value of any collateral that it has pledged to secure its own obligations under the swap.

38

American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

Total Return Swap Agreements

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund’s total return swap contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end:

Average Total Return Swap Notional Amounts Outstanding
Fund	Year Ended December 31, 2018
Ionic Strategic Arbitrage	15,689,930

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of December 31, 2018:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Purchased options contracts outstanding	$-	$-	$-	$-	$5,053,765	$5,053,765
Receivable for variation margin from open futures contracts(2)	-	2,156	-	-	135,476	137,632
Unrealized appreciation from swap agreements	-	-	-	-	124,613	124,613

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Written options contracts outstanding	$-	$-	$-	$-	$(622,078)	$(622,078)
Unrealized depreciation from swap agreements	-	-	-	-	(163,506)	(163,506)

The effect of financial derivative instruments on the Statement of Operations as of December 31, 2018:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Purchased options contracts	$-	$907,448	$-	$-	$(6,105,600)	$(5,198,152)
Futures contracts	-	110,133	-	-	(1,504,384)	(1,394,251)
Swap agreements	-	-	-	-	(43,803)	(43,803)
Written options contracts.	-	(290,791)	-	-	1,807,796	1,517,005

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Purchased options contracts . . .	$-	$-	$-	$-	$2,581,581	$2,581,581
Futures contracts	-	2,156	-	-	40,328	42,484
Swap agreements	-	-	-	-	(112,123)	(112,123)
Written options contracts	-	-	-	-	698,588	698,588

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

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American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in OTC derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs one money manager and counterparty and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2018.

Ionic Strategic Arbitrage Fund

Offsetting of Financial and Derivative Assets as of December 31, 2018:
	Assets	Liabilities
Futures Contracts(1)	$137,632	$-
Swap Agreements - OTC	124,613	163,506
Purchased Options Contracts	5,053,765	-
Written Options Contracts	-	622,078

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$5,316,010	$785,584

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(5,191,397)	$(622,078)

Total derivative assets and liabilities subject to an MNA	$124,613	$163,506

40

American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of December 31, 2018:
	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty			Non-Cash Collateral Pledged	Cash Collateral Pledged
Deutsche Bank AG	$124,613	$(124,613)	$-	$-	$-

	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty			Non-Cash Collateral Received	Cash Collateral Received
Deutsche Bank AG	$163,506	$(124,613)	$-	$-	$38,893

(1)

Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Allocation and Correlation Risk

The sub-advisor’s judgments about, and allocations between arbitrage strategies, asset classes and market exposures may adversely affect the Fund’s performance. There can be no assurance, particularly during periods of market disruption and stress, that the Fund will, in fact, experience a low level of correlation with a traditional portfolio of stocks and bonds or with the debt or equity markets generally. This risk may be increased by the use of derivatives to increase allocations to various market exposures.

Arbitrage Risk

The Ionic Strategic Arbitrage Fund may use a variety of arbitrage strategies in pursuing its investment strategy. The underlying relationships among securities and derivative instruments in which the Fund takes long and short positions may change in an adverse manner, in which case the Fund may realize losses. The expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated.

The expected timing of each transaction is also important since the length of time that the Fund’s capital must be committed to any given transaction may affect the rate of return realized by the Fund, and unanticipated delays could cause the Fund to lose money or not achieve the desired rate of return.

The success of the Fund’s investment strategies is dependent on the sub-advisor’s ability to exploit pricing inefficiencies among interrelated instruments. Although arbitrage positions are considered to have a lower risk profile than directional trades as the former attempt to exploit price differentials rather than overall price movements, such strategies are by no means without risk. Pricing inefficiencies, even if correctly identified, may not converge within the time frame within which the Fund maintains its positions. Even pure “riskless” arbitrage – which is rare – can result in significant losses if the arbitrage cannot be sustained (due, for example, to margin calls) until expiration. The Fund’s strategies are subject to the risks of disruptions in historical price relationships, the restricted availability of credit and the obsolescence or inaccuracy of valuation models. Market disruptions may also force the Fund to close out one or more positions. Such disruptions have in the past resulted in substantial losses for funds employing similar strategies.

The Fund expects a major component of its investment strategies to involve spreads between two or more securities. To the extent the price relationships between such securities remain constant, no gain or loss may occur. Such spread strategies do, however, entail a substantial risk that the price differential could change unfavorably and result in losses.

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American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

Counterparty Risk

The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade.

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward foreign currency exchange contracts in non-U.S. currencies, including both non-deliverable forwards (“NDFs”) and deliverable forwards, non-U.S. currency futures contracts, options (including non-deliverable options (“NDOs”) on non-U.S. currencies and non-U.S. currency futures) and swaps for cross-currency investments. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments in foreign (non-U.S.) currencies.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that they would not be subject to if they invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Fund may obtain no recovery of their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions

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Notes to Financial Statements

December 31, 2018

on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Hedging Risk

If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund’s return, or create a loss.

High Portfolio Turnover Risk

Portfolio turnover is a measure of the Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Fund’s transaction costs because of increased broker commissions resulting from such transactions. These costs are not reflected in the Fund’s annual operating expenses or in the expense example, but they can have a negative impact on performance. Frequent trading by the Fund could also result in increased realized net capital gains, distributions of which are taxable to the Fund’s shareholders (including net short-term capital gain distributions, which are taxable to them as ordinary income).

High-Yield Securities Risk

Investing in high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks of loss of your money than an investment in investment grade securities. High yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. Below investment grade securities may experience greater price volatility and less liquidity than investment grade securities.

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American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Funds may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believe is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

The Fund is subject to the risk that the market value of fixed-income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate several times since December 2015 and has signaled additional increases in the near future. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Funds. The prices of fixed-income securities or derivatives are also affected by their duration. Fixed-income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well. Some investors buy securities with borrowed money; an increase in interest rates can cause a decline in those markets.

Leverage Risk

The Fund’s use of futures, forward foreign currency contracts, swaps, other derivative instruments and selling securities short will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Fund will have the potential for greater losses than if the Fund do not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of an increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s NAV to be volatile.

Liquidity Risk

When there is little or no active trading market for a specific security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Fund at such times may have a significant adverse effect on the Fund’s NAV and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Direction Risk

Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only”

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American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

fund. The Fund’s results could suffer both when there is a general market advance and the Fund holds significant “short” positions, and when there is a general market decline and the Fund holds significant “long” positions.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,”

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American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of the Fund’s investments in the United Kingdom and Europe.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are subject to market risks for fixed- income securities which include, but are not limited to, interest rate risk, credit risk, extension risk and prepayment risk. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Non-Diversification Risk

The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Obsolescence Risk

The Fund is unlikely to be successful in its quantitative trading strategies unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and the sub-advisor does not successfully address such omission through its testing and evaluation and modify the models accordingly, major losses may result – all of which will be borne by the Fund.

Options Risk

In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit that might have been realized had it bought the underlying security at the time it purchased the call option. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price. If the Fund sells a call option on an underlying asset that the Fund owns and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including ETFs and money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment

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Notes to Financial Statements

December 31, 2018

companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Prepayment and Extension Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Short Position Risk

The Fund will incur a loss as a result of a short position if the price of the instrument sold short increases in value between the date of the short sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

Swap Agreement Risk

Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leveraging risk. If swaps are used as a hedging strategy, the Fund is subject to the risk that the hedging strategy may not eliminate the risk that is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Interest rate swaps, total return swaps, currency swaps, credit default swaps and commodities swaps are subject to counterparty risk, credit risk and liquidity risk. In addition, interest rate swaps are subject to interest rate risk, total return swaps are subject to market risk, and interest rate risk if the underlying securities are bonds or other debt obligations, currency swaps are subject to currency risk, and commodities swaps are subject to commodities risk.

Valuation Risk

The Fund may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Volatility Risk

The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV to experience significant increases or declines in value over short periods of time.

Warrants Risk

Warrants may be more speculative than certain other types of investments because warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

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American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

7.  Federal Income and Excise Taxes

It is the policy of Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year ended December 31, 2018 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The Fund also utilizes earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

The tax character of distributions paid were as follows:

	Year Ended December 31, 2018	Year Ended December 31, 2017
Distributions paid from:
Ordinary income*
Institutional Class	$917,084	$2,056,670
Y Class	2,401,637	5,500,240
Investor Class	75,180	117,474
A Class	9,603	8,349
C Class	4,388	5,449
Long-term capital gains
Institutional Class	-	-
Y Class	-	-
Investor Class	-	-
A Class	-	-
C Class	-	-

Total distributions paid	$3,407,892	$7,688,182

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of December 31, 2018, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Ionic Strategic Arbitrage	$40,328,413	$4,507,881	$(6,700,760)	$(2,192,879)

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Ionic Strategic Arbitrage	$(2,192,879)	$1,816,306	$-	$(27,972,654)	$1	$(28,349,226)

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American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the realization of unrealized gains (losses) from certain derivative instruments, the tax deferral of losses from wash sales, deemed distributions on convertible obligations, CPDI, unsettled short positions, straddles, and the realization for tax purposes of unrealized gain (loss) on investments in passive foreign investment companies.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Accordingly, the following amounts represent current year permanent differences as of December 31, 2018:

Fund	Paid-In-Capital	Distributable Earnings/ (Deficits)
Ionic Strategic Arbitrage	$-	$-

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

During the year December 31, 2018, the Fund had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Ionic Strategic Arbitrage	$23,033,314	$4,939,340

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended December 31, 2018 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Ionic Strategic Arbitrage	$592,641,269	$607,889,003

A summary of the Fund’s transactions in the USG Select Fund for the year ended December 31, 2018 are as follows:

Fund	Type of Transaction	December 31, 2017 Shares/Fair Value	Purchases	Sales	December 31, 2018 Shares/Fair Value	Dividend Income
Ionic Strategic Arbitrage	Direct	$19,527,208	$171,621,187	$180,567,725	$10,580,670	$260,745

9.  Borrowing Arrangements

Effective November 15, 2018, the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the

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American Beacon Ionic Strategic Arbitrage FundSM

Notes to Financial Statements

December 31, 2018

Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 14, 2019, unless extended by the Bank or terminated by the Participating Fund in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 14, 2019 unless extended by the Bank or terminated by the Participating Fund in accordance with the agreement.

During the year ended December 31, 2018, the Fund did not utilize this facility.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Year Ended December 31,
	2018		2017
Ionic Strategic Arbitrage Fund	Shares	Amount	Shares	Amount
Shares sold	369,844	$3,082,484	1,293,798	$11,685,820
Reinvestment of dividends	124,603	917,078	245,805	2,052,471
Shares redeemed	(2,330,102)	(19,288,064)	(10,088,419)	(91,015,474)

Net (decrease) in shares outstanding	(1,835,655)	$(15,288,502)	(8,548,816)	$(77,277,183)

	Y Class
	Year Ended December 31,
	2018		2017
Ionic Strategic Arbitrage Fund	Shares	Amount	Shares	Amount
Shares sold	1,656,742	$13,891,665	4,718,667	$42,559,363
Reinvestment of dividends	325,403	2,391,713	646,428	5,397,670
Shares redeemed	(7,519,109)	(61,521,380)	(3,685,753)	(33,003,848)

Net increase (decrease) in shares outstanding	(5,536,964)	$(45,238,002)	1,679,342	$14,953,185

	Investor Class
	Year Ended December 31,
	2018		2017
Ionic Strategic Arbitrage Fund	Shares	Amount	Shares	Amount
Shares sold	72,977	$608,461	184,473	$1,646,602
Reinvestment of dividends	10,299	75,180	14,153	117,475
Shares redeemed	(187,306)	(1,512,063)	(383,986)	(3,434,249)

Net (decrease) in shares outstanding	(104,030)	$(828,422)	(185,360)	$(1,670,172)

	A Class
	Year Ended December 31,
	2018		2017
Ionic Strategic Arbitrage Fund	Shares	Amount	Shares	Amount
Shares sold	3,052	$25,298	530	$4,762
Reinvestment of dividends	1,319	9,603	1,007	8,349
Shares redeemed	(3,160)	(25,994)	(618)	(5,483)

Net increase in shares outstanding	1,211	$8,907	919	$7,628

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Notes to Financial Statements

December 31, 2018

	C Class
	Year Ended December 31,
	2018		2017
Ionic Strategic Arbitrage Fund	Shares	Amount	Shares	Amount
Shares sold	9,885	$82,000	340	$3,000
Reinvestment of dividends	604	4,388	664	5,448
Shares redeemed	(12,183)	(99,531)	(8,370)	(73,583)

Net (decrease) in shares outstanding	(1,694)	$(13,143)	(7,366)	$(65,135)

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

51

American Beacon Ionic Strategic Arbitrage FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Year Ended December 31,				June 30, 2015A to December 31,

	2018		2017	2016	2015

Net asset value, beginning of period	$8.37		$9.06	$9.89	$10.00

Income (loss) from investment operations:
Net investment income	0.03	F	0.33	0.16	0.04
Net gains (losses) on investments (both realized and unrealized)	(0.35)		(0.34)	(0.02)	0.11

Total income (loss) from investment operations	(0.32)		(0.01)	0.14	0.15

Less distributions:
Dividends from net investment income	(0.71)		(0.61)	(0.45)	(0.06)
Distributions from net realized gains	-		(0.07)	(0.52)	(0.20)

Total distributions	(0.71)		(0.68)	(0.97)	(0.26)

Net asset value, end of period	$7.34		$8.37	$9.06	$9.89

Total returnB	(3.80)%		(0.15)%	1.39%	1.46	%C

Ratios and supplemental data:
Net assets, end of period	$9,666,324		$26,386,023	$105,989,910	$63,421,998
Ratios to average net assets:
Expenses, before reimbursements	2.48%		2.67%	3.14%	3.55	%D
Expenses, net of reimbursementsE	2.21%		2.47%	3.10%	2.84	%D
Net investment income (loss), before expense reimbursements	1.35%		0.15%	1.05%	(0.31	)%D
Net investment income, net of reimbursements	1.62%		0.35%	1.09%	0.40	%D
Portfolio turnover rate	556%		390%	436%	159	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E

Includes non-operating expenses consisting of prime broker fees and dividends from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.53% for the year ended December 31, 2018.

F	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.06).

See accompanying notes

52

American Beacon Ionic Strategic Arbitrage FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,				June 30, 2015A to December 31,

	2018		2017	2016	2015

Net asset value, beginning of period	$8.36		$9.06	$9.90	$10.00

Income (loss) from investment operations:
Net investment income	0.15	F G	0.02	0.10	0.06
Net gains (losses) on investments (both realized and unrealized)	(0.47)		(0.04)	0.03	0.10

Total income (loss) from investment operations	(0.32)		(0.02)	0.13	0.16

Less distributions:
Dividends from net investment income	(0.71)		(0.61)	(0.45)	(0.06)
Distributions from net realized gains	-		(0.07)	(0.52)	(0.20)

Total distributions	(0.71)		(0.68)	(0.97)	(0.26)

Redemption fees added to beneficial interests	-		-	-	-

Net asset value, end of period	$7.33		$8.36	$9.06	$9.90

Total returnB	(3.80)%		(0.27)%	1.28%	1.56	%C

Ratios and supplemental data:
Net assets, end of period	$21,259,294		$70,589,684	$61,253,803	$26,059,687
Ratios to average net assets:
Expenses, before reimbursements	2.54%		2.94%	3.31%	3.83	%D
Expenses, net of reimbursementsE	2.33%		2.79%	3.30%	3.27	%D
Net investment income, before expense reimbursements	1.61%		0.08%	0.88%	0.83	%D
Net investment income, net of reimbursements	1.82%		0.23%	0.88%	1.40	%D
Portfolio turnover rate	556%		390%	436%	159	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E

Includes non-operating expenses consisting of prime broker fees and dividends from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.63% for the year ended December 31, 2018.

F	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09.
G	Per share amounts have been calculated using the average shares method.

See accompanying notes

53

American Beacon Ionic Strategic Arbitrage FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,				June 30, 2015A to December 31,

	2018		2017	2016	2015

Net asset value, beginning of period	$8.32		$9.01	$9.88	$10.00

Income (loss) from investment operations:
Net investment income	0.13	F G	0.08	0.30	0.02
Net gains (losses) on investments (both realized and unrealized)	(0.48)		(0.12)	(0.20)	0.12

Total income (loss) from investment operations	(0.35)		(0.04)	0.10	0.14

Less distributions:
Dividends from net investment income	(0.69)		(0.58)	(0.45)	(0.06)
Distributions from net realized gains	-		(0.07)	(0.52)	(0.20)

Total distributions	(0.69)		(0.65)	(0.97)	(0.26)

Net asset value, end of period	$7.28		$8.32	$9.01	$9.88

Total returnB	(4.17)%		(0.49)%	0.98%	1.36	%C

Ratios and supplemental data:
Net assets, end of period	$589,523		$1,539,554	$3,339,009	$2,186,944
Ratios to average net assets:
Expenses, before reimbursements	3.22%		3.00%	3.47%	4.23	%D
Expenses, net of reimbursementsE	2.60%		2.93%	3.50%	3.23	%D
Net investment income (loss), before expense reimbursements	0.98%		(0.08)%	0.32%	(1.52	)%D
Net investment income (loss), net of reimbursements	1.60%		(0.01)%	0.29%	(0.53	)%D
Portfolio turnover rate	556%		390%	436%	159	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E

Includes non-operating expenses consisting of prime broker fees and dividends from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.91% for the year ended December 31, 2018.

F	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07.
G	Per share amounts have been calculated using the average shares method.

See accompanying notes

54

American Beacon Ionic Strategic Arbitrage FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,				June 30, 2015A to December 31,

	2018		2017	2016	2015

Net asset value, beginning of period	$8.31		$9.01	$9.88	$10.00

Income (loss) from investment operations:
Net investment income	0.23	F	0.03	0.07	0.08
Net gains (losses) on investments (both realized and unrealized)	(0.58)		(0.07)	0.03	0.06

Total income (loss) from investment operations	(0.35)		(0.04)	0.10	0.14

Less distributions:
Dividends from net investment income	(0.70)		(0.59)	(0.45)	(0.06)
Distributions from net realized gains	-		(0.07)	(0.52)	(0.20)

Total distributions	(0.70)		(0.66)	(0.97)	(0.26)

Net asset value, end of period	$7.26		$8.31	$9.01	$9.88

Total returnB	(4.23)%		(0.51)%	0.98%	1.36	%C

Ratios and supplemental data:
Net assets, end of period	$108,393		$113,957	$115,308	$115,261
Ratios to average net assets:
Expenses, before reimbursements	2.78%		3.23%	3.65%	7.35	%D
Expenses, net of reimbursementsE	2.63%		3.08%	3.58%	3.37	%D
Net investment income (loss), before expense reimbursements	1.58%		(0.22)%	0.27%	(3.54	)%D
Net investment income (loss), net of reimbursements	1.73%		(0.07)%	0.34%	0.44	%D
Portfolio turnover rate	556%		390%	436%	159	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E

Includes non-operating expenses consisting of prime broker fees and dividends from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.92% for the year ended December 31, 2018.

F	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.17.

See accompanying notes

55

American Beacon Ionic Strategic Arbitrage FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,					June 30, 2015A to December 31,

	2018		2017		2016	2015

Net asset value, beginning of period	$8.23		$8.90		$9.85	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	G	0.00	F	(0.01)	0.05
Net gains (losses) on investments (both realized and unrealized)	(0.44)		(0.11)		0.03	0.05

Total income (loss) from investment operations	(0.41)		(0.11)		0.02	0.10

Less distributions:
Dividends from net investment income	(0.58)		(0.49)		(0.45)	(0.05)
Distributions from net realized gains	-		(0.07)		(0.52)	(0.20)

Total distributions	(0.58)		(0.56)		(0.97)	(0.25)

Net asset value, end of period	$7.24		$8.23		$8.90	$9.85

Total returnB	(4.95)%		(1.21)%		0.17%	1.00	%C

Ratios and supplemental data:
Net assets, end of period	$58,729		$80,632		$152,859	$131,408
Ratios to average net assets:
Expenses, before reimbursements	3.63%		3.75%		4.40%	8.14	%D
Expenses, net of reimbursementsE	3.42%		3.73%		4.34%	4.11	%D
Net investment income (loss), before expense reimbursements	0.30%		(0.83)%		(0.46)%	(4.30	)%D
Net investment income (loss), net of reimbursements	0.51%		(0.82)%		(0.40)%	(0.28	)%D
Portfolio turnover rate	556%		390%		436%	159	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E

Includes non-operating expenses consisting of prime broker fees and dividends from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 2.68% for the year ended December 31, 2018.

F	Amount represents less than 0.005% of average net assets.
G	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.04).

See accompanying notes

56

American Beacon Ionic Strategic Arbitrage FundSM

Federal Tax Information

December 31, 2018 (Unaudited)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended December 31, 2018. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2018.

The Funds designated the following items with regard to distributions paid during the fiscal year ended December 31, 2018. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Ionic Strategic Arbitrage	23.32%

Qualified Dividend Income:

Ionic Strategic Arbitrage	22.03%

Long-Term Capital Gain Distributions:

Ionic Strategic Arbitrage	$-

Short-Term Capital Gain Distributions:

Ionic Strategic Arbitrage	$-

Shareholders received notification in January 2019 of the applicable tax information necessary to prepare their 2018 income tax returns.

57

Trustees and Officers of the American Beacon FundsSM (Unaudited)

The Trustees and officers of the American Beacon Funds (the “Trust”) are listed below, together with their principal occupations during the past five years. The address of each person listed below is 220 Las Colinas Boulevard East, Suite 1200, Irving, Texas 75039. Each Trustee oversees thirty-seven funds in the fund complex that includes the Trust, the American Beacon Select Funds, the American Beacon Institutional Funds Trust, the American Beacon Sound Point Enhanced Income Fund and the American Beacon Apollo Total Return Fund. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Alan D. Feld** (82)	Trustee since 1996	Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Trustee, American Beacon Mileage Funds (1996-2012); Trustee, American Beacon Select Funds (1999-Present); Trustee, American Beacon Master Trust (1996-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

NON-INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Gilbert G. Alvarado (49)	Trustee since 2015	Director, Kura MD, Inc. (local telehealth organization) (2015-present); Vice President & CFO, Sierra Health Foundation (health conversion private foundation) (2006-Present); Vice President & CFO, Sierra Health Foundation: Center for Health Program Management (California public benefit corporation) (2012-Present); Director, Innovative North State (2012-2015); Director, Sacramento Regional Technology Alliance (2011-2016); Director, Women’s Empowerment (2009-2014); Director, Valley Healthcare Staffing (2017-present); Trustee, American Beacon Select Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Joseph B. Armes (56)	Trustee since 2015	Chairman & CEO, CSW Industrials f/k/a Capital Southwest Corporation (investment company) (2015-Present); Chairman of the Board of Capital Southwest Corporation, predecessor to CSW Industrials, Inc. (2014-present) (investment company); CEO, Capital Southwest Corporation (2013-2015); President & CEO, JBA Investment Partners (family investment vehicle) (2010-Present); Director and Chair of Audit Committee, RSP Permian (oil and gas producer) (2013-Present); Trustee, American Beacon Select Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Gerard J. Arpey (60)	Trustee since 2012	Director, The Home Depot, Inc. (2015-Present); Partner, Emerald Creek Group (private equity firm) (2011-Present); Director, S.C. Johnson & Son, Inc. (privately held company) (2008-present); Trustee, American Beacon Select Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

58

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
NON-INTERESTED TRUSTEES (CONT.)	Term
Lifetime of Trust until removal, resignation or retirement*

Brenda A. Cline (58)	Trustee since 2004 Chair since 2019 Vice Chair 2018	Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Director, Tyler Technologies, Inc. (public sector software solutions company) (2014-Present); Director, Range Resources Corporation (oil and natural gas company) (2015-Present); Trustee, Cushing Closed-End Funds (2017-Present); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Eugene J. Duffy (64)	Trustee since 2008	Managing Director, Global Investment Management Distribution, Mesirow Financial (2016-Present); Managing Director, Institutional Services, Intercontinental Real Estate Corporation (2014-Present); Principal and Executive Vice President, Paradigm Asset Management (1994-2014); Director, Sunrise Bank of Atlanta (2008-2013); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Claudia A. Holz*** (61)	Trustee since 2018	Partner, KPMG LLP (1990-2017); Trustee, American Beacon Select Funds (2018-Present); Trustee, American Beacon Institutional Funds Trust (2018-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Douglas A. Lindgren**** (57)	Trustee since 2018	CEO North America, Carne Global Financial Services (2016-2017); Managing Director, IPS Investment Management and Global Head, Content Management, UBS Wealth Management (2010-2016); Managing Director, P&S Hedge Funds, UBS Wealth Management (2008-2010); Managing Director, Head of Alternative Investments, UBS Financial Services, Inc. (2005-2008); Trustee, American Beacon Select Funds (2018-Present); Trustee, American Beacon Institutional Funds Trust (2018-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Richard A. Massman (75)	Trustee since 2004 Chair 2008-2018 Chair Emeritus since 2019	Consultant and General Counsel Emeritus, Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities) (2009-Present); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

Barbara J. McKenna, CFA (55)	Trustee since 2012	Managing Principal, Longfellow Investment Management Company (2005-Present); Trustee, American Beacon Select Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

59

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
NON-INTERESTED TRUSTEES (CONT.)	Term
Lifetime of Trust until removal, resignation or retirement*

R. Gerald Turner (73)	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, J.C. Penney Company, Inc. (1996-Present); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Trustee, American Beacon Mileage Funds (2001-2012); Trustee, American Beacon Select Funds (2001-Present); Trustee, American Beacon Master Trust (2001-2012); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-Present); Trustee, American Beacon Apollo Total Return Fund (2018-Present).

OFFICERS	Term
One Year

Gene L. Needles, Jr. (64)	President since 2009	CEO and Director (2009-Present), and Chairman (2018-Present), American Beacon Advisors, Inc.; President, American Beacon Advisors (2009-2018); President (2015-2018), Director and CEO (2015-Present), and Chairman (2018-Present), Resolute Investment Holdings, LLC; Director, Chairman and CEO, Resolute Topco, Inc. (2015-Present), President (2015-2018); Director, Chairman and CEO, Resolute Acquisition, Inc. (2015-Present); President (2015-2018), Chairman and CEO, Resolute Investment Managers, Inc. (2015-Present), President (2015-2018); Director, Chairman, President and CEO, Resolute Investment Distributors (2017-Present); Director, Chairman, President and CEO; Resolute Investment Services, Inc. (2015-Present); President and CEO, Lighthouse Holdings Parent, Inc. (2009-2015); President, CEO and Director, Lighthouse Holdings, Inc. (2009-2015); Manager, President and CEO, American Private Equity Management, LLC (2012-Present); Director, Chairman, President and CEO, Alpha Quant Advisors, LLC (2016-Present); Director, ARK Investment Management LLC (2016-Present); Director, Shapiro Capital Management LLC (2017-Present); Director, Chairman and CEO, Continuous Capital, LLC (2018-Present); Director and President, American Beacon Cayman Transformational Innovation Company, LTD., (2017-2018); President American Beacon Cayman TargetRisk Company, Ltd. (2018-Present); President, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Member, Investment Advisory Committee, Employees Retirement System of Texas (2017-Present); Trustee, American Beacon NextShares Trust (2015-Present); President, American Beacon Select Funds (2009-Present); American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); President, American Beacon Institutional Funds Trust (2017-Present); President, American Beacon Sound Point Enhanced Income Fund (2018-Present); President, American Beacon Apollo Total Return Fund (2018-Present); President.

60

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Rosemary K. Behan (59)	VP, Secretary and Chief Legal Officer since 2006	Vice President, Secretary and General Counsel, American Beacon Advisors, Inc. (2006-Present); Secretary, Resolute Investment Holdings, LLC (2015-Present); Secretary, Resolute Topco, Inc. (2015-Present); Secretary, Resolute Acquisition, Inc. (2015-Present); Vice President, Secretary and General Counsel, Resolute Investment Managers, Inc. (2015-Present); Secretary, Resolute Investment Distributors, Inc. (2017-Present); Vice President, Secretary and General Counsel, Resolute Investment Services, Inc. (2015-Present); Vice President and Secretary, Lighthouse Holdings Parent, Inc. (2008-2015); Vice President and Secretary, Lighthouse Holdings, Inc. (2008-2015); Secretary, American Private Equity Management, LLC (2008-Present); Secretary, Alpha Quant Advisors, LLC (2016-Present); Vice President and Secretary, Continuous Capital, LLC (2018-Present); Secretary, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Secretary, American Beacon Cayman Transformational Innovation Company, Ltd. (2017-2018; Secretary, American Beacon Cayman TargetRisk Company, Ltd (2018-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Select Funds (2006-Present); Secretary, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Institutional Funds Trust (2017-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Chief Legal Officer, Vice President and Secretary American Beacon Apollo Total Return Fund (2018-Present).

Brian E. Brett (58)	VP since 2004	Senior Vice President, Head of Distribution (2012-Present), Vice President, Director of Sales (2004-2012), American Beacon Advisors, Inc.; Senior Vice President, Resolute Investment Managers, Inc. (2017-Present); Senior Vice President, Resolute Investment Distributors, Inc. (2018-Present), Vice President (2017-2018); Senior Vice President, Resolute Investment Services, Inc. (2017-Present); Senior Vice President, Lighthouse Holdings Parent, Inc. (2008-2015); Senior Vice President, Lighthouse Holdings, Inc. (2008-2015); Vice President, American Beacon Select Funds (2004-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President American Beacon Apollo Total Return Fund (2018-Present).

Paul B. Cavazos (49)	VP since 2016	Chief Investment Officer and Senior Vice President, American Beacon Advisors, Inc. (2016-Present); Chief Investment Officer, DTE Energy (2007-2016); Vice President, American Private Equity Management, L.L.C. (2017-Present); Vice President, American Beacon Select Funds (2016-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President American Beacon Apollo Total Return Fund (2018-Present).

Erica Duncan (48)	VP Since 2011	Vice President, American Beacon Advisors, Inc. (2011-Present); Vice President, Resolute Investment Managers (2018-Present); Vice President, Resolute Investment Services, Inc. (2018-Present); Vice President, American Beacon Select Funds (2011-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President American Beacon Apollo Total Return Fund (2018-Present).

61

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Melinda G. Heika (57)	Treasurer since 2010	Treasurer and CFO (2010-Present), American Beacon Advisors, Inc.; Treasurer, Resolute Topco, Inc. (2015-Present); Treasurer, Resolute Investment Holdings, LLC. (2015-Present); Treasurer, Resolute Acquisition, Inc. (2015-Present); Treasurer and CFO, Resolute Investment Managers, Inc. (2017-Present); Treasurer, Resolute Investment Distributors, Inc. (2017-2017); Treasurer and CFO, Resolute Investment Services, Inc. (2015-Present); Treasurer, Lighthouse Holdings Parent Inc., (2010-2015); Treasurer, Lighthouse Holdings, Inc. (2010-2015); Treasurer, American Private Equity Management, LLC (2012-Present); Treasurer and CFO, Alpha Quant Advisors, LLC (2016-Present); Treasurer and CFO, Continuous Capital, LLC (2018-Present); Treasurer, American Beacon Cayman Transformational Innovation, Ltd. (2017-2018); Treasurer, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Treasurer, American Beacon Select Funds (2010-Present); Director and Treasurer, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Treasurer, American Beacon Institutional Funds Trust (2017-Present); Treasurer, American Beacon Sound Point Enhanced Income Fund (2018-Present); Treasurer, American Beacon Apollo Total Return Fund (2018-Present).

Terri L. McKinney (55)	VP since 2010	Vice President (2009-Present), Managing Director (2003-2009), American Beacon Advisors, Inc.; Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Resolute Investment Services, Inc (2018-Present); Vice President, Alpha Quant Advisors, LLC (2016-Present); Vice President, Continuous Capital, LLC (2018-Present); Vice President, American Beacon Select Funds (2010-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President, American Beacon Apollo Total Return Fund (2018-Present).

Jeffrey K. Ringdahl (43)	VP since 2010	Director (2015-Present), President (2018-Present), Chief Operating Officer (2010-Present), Senior Vice President (2013-2018), Vice President (2010-2013), American Beacon Advisors, Inc.; Director (2015-Present), President (2018-Present), Senior Vice Present (2015-2018, Resolute Investment Holdings, LLC; Director (2015-Present), President (2018-Present), Senior Vice President (2015-2018), Resolute Topco, Inc.; Director (2015-Present), President (2018-Present), Senior Vice President (2015-2018), Resolute Acquisition, Inc.; Director (2015-Present), President & COO (2018-Present), Senior Vice President (2015-2018), Resolute Investment Managers, Inc.; Director and Executive Vice President (2017-Present), Resolute Investment Distributors, Inc.; Director (2017-Present), President & COO (2018-Present), Executive Vice President (2017-2018), Resolute Investment Services, Inc.; Senior Vice President (2018-Present), Vice President (2012-2018), Manager (2015-2018), American Private Equity Management, LLC; Senior Vice President, Lighthouse Holdings Parent, Inc. (2013-2015); Senior Vice President, Lighthouse Holdings, Inc. (2013-2015); Trustee, American Beacon NextShares Trust (2015-Present); Director, Executive Vice President & COO, Alpha Quant Advisors, LLC (2016-Present); Director, Shapiro Capital Management, LLC (2017-Present); Director, Executive Vice President & COO, Continuous Capital, LLC (2018-Present); Director and Vice President, American Beacon Cayman Transformational Innovation Company, Ltd., (2017-Present); Vice President, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Vice President, American Beacon Cayman TargetRisk Company, Ltd (2018-Present); Vice President, American Beacon Select Funds (2010-2018); Director and Vice President, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President, American Beacon Apollo Total Return Fund (2018-Present).

62

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Samuel J. Silver (55)	VP Since 2011	Vice President (2011-Present), Chief Fixed Income Officer (2016-Present), American Beacon Advisors, Inc. (2011-Present); Vice President, American Beacon Select Funds (2011-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-Present); Vice President, American Beacon Apollo Total Return Fund (2018-Present).

Christina E. Sears (47)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer, American Beacon Advisors, Inc. (2004-Present); Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Resolute Investment Distributors (2017-Present); Chief Compliance Officer, American Private Equity Management, LLC (2012-Present); Chief Compliance Officer and Vice President, Alpha Quant Advisors, LLC (2016-Present); Vice President, Continuous Capital, LLC (2018-Present); Chief Compliance Officer (2004-Present) and Assistant Secretary (1999-Present), American Beacon Select Funds; Chief Compliance Officer and Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Chief Compliance Officer and Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Chief Compliance Officer and Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present).

Sonia L. Bates (62)	Asst. Treasurer since 2011	Assistant Treasurer, American Beacon Advisors, Inc. (2011-2018); Assistant Treasurer, Lighthouse Holdings Parent Inc. (2011-2015); Assistant Treasurer, Lighthouse Holdings, Inc. (2011-2015); Assistant Treasurer, American Private Equity Management, LLC (2012-Present); Assistant Treasurer, American Beacon Cayman Transformational Innovation Company, Ltd. (2017-Present); Assistant Treasurer, American Beacon Cayman TargetRisk Company, Ltd. (2018-Present); Assistant Treasurer, American Beacon Select Funds (2011-Present); Assistant Treasurer, American Beacon Institutional Funds Trust (2017-Present); Assistant Treasurer, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Treasurer, American Beacon Apollo Total Return Fund (2018-Present).

Shelley D. Abrahams (44)	Assistant Secretary since 2008	Assistant Secretary, American Beacon Select Funds (2008-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present).

Rebecca L. Harris (52)	Assistant Secretary since 2010	Vice President, American Beacon Advisors, Inc. (2011-Present); Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Resolute Investment Services (2015-Present); Vice President, Alpha Quant Advisors, LLC (2016-Present); Vice President, Continuous Capital, LLC (2018-Present); Assistant Secretary, American Beacon Select Funds (2010-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present).

63

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Teresa A. Oxford (60)	Assistant Secretary since 2015	Assistant Secretary, American Beacon Advisors, Inc. (2015-Present); Assistant Secretary, Resolute Investment Distributors (2018-Present); Assistant Secretary, Resolute Investment Services (2018-Present); Assistant Secretary, Alpha Quant Advisors, LLC (2016-Present); Assistant Secretary, American Beacon Select Funds (2015-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-Present); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-Present).

* As of 11/12/2014, the Board adopted a retirement plan that requires Trustees, other than Messrs. Feld and Massman to retire no later than the last day of the calendar year in which they reach the age of 75.

** Mr. Feld is deemed to be an “interested person” of the Trusts, as defined by the 1940 Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to one or more of the Trust’s sub-advisors.

*** Claudia A. Holz became a new Trustee to each of the Trusts on 4/1/2018.

**** Douglas A. Lindgren became a new Trustee to each of the Trusts on 1/1/2018.

64

American Beacon FundsSM

Privacy Policy

December 31, 2018 (Unaudited)

The American Beacon Funds recognize and respect the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

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Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of calendar quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Ionic Strategic Arbitrage Fund are service marks of American Beacon Advisors, Inc.

AR 12/18

ITEM 2.	CODE OF ETHICS.

The Trust adopted a code of ethics that applies to its principal executive and financial officers (the “Code”). The Trust amended its code March 1, 2018 to disclose the addition of the American Beacon Sound Point Enhanced Income Fund and American Beacon Apollo Total Return Fund, disclose a change in the Principal Financial Officer and disclosure of conflicts due to Principal Officers serving in positions with affiliates, which also serve as sub-advisors. The Trust did not grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust’s Board of Trustees has determined that Gilbert G. Alvarado, a member of the Trust’s Audit and Compliance Committee, is an “audit committee financial expert” as defined in Form N-CSR. Mr. Gilbert Alvarado is “independent” as defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees	Fiscal Year Ended
$256,113	12/31/2017
$254,636	12/31/2018

(b)

Audit-Related Fees	Fiscal Year Ended
$0	12/31/2017
$0	12/31/2018

(c)

Tax Fees	Fiscal Year Ended
$172,043	12/31/2017
$126,107	12/31/2018

(d)

All Other Fees	Fiscal Year Ended
$0	12/31/2017
$0	12/31/2018

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust’s principal accountant:

•

to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

•

to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

•

to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

•	to review the arrangements for and scope of the annual audit and any special audits; and

•	to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Fees for Services Rendered to the:

Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
$172,043	$110,167	N/A	12/31/2017
$126,107	$409,769	N/A	12/31/2018

(h) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b)    The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds

Date: March 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds

Date: March 6, 2019

By /s/ Melinda G. Heika
Melinda G. Heika
Treasurer
American Beacon Funds

Date: March 6, 2019